As filed with the Securities and Exchange Commission on July 28, 2021
Securities Act File No. 333‑132380
Investment Company Act File No. 811‑21864

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No. ___	☐
Post-Effective Amendment No. 802	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 804
(Check appropriate box or boxes.)

WISDOMTREE TRUST
(Exact Name of Registrant as Specified in Charter)

245 Park Avenue
35th Floor
New York, NY 10167
(Address of Principal Executive Offices) (Zip Code)
1‑866‑909‑9473
(Registrant’s Telephone Number, including Area Code)
JONATHAN STEINBERG
WISDOMTREE TRUST
245 Park Avenue
35th Floor
New York, NY 10167
(Name and Address of Agent for Service)

Copies to:

W. John McGuire	Ryan Louvar	Joanne Antico
Morgan, Lewis & Bockius LLP	WisdomTree Asset Management, Inc.	WisdomTree Asset Management, Inc.
1111 Pennsylvania Avenue NW	245 Park Avenue, 35th Floor	245 Park Avenue, 35th Floor
Washington, DC 20004	New York, NY 10167	New York, NY 10167

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective (check appropriate box):

☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485.	☐ On (Date) pursuant to paragraph (a) (1) of Rule 485.

☐ 75 days after filing pursuant to paragraph (a) (2) of Rule 485.	☐ On (Date) pursuant to paragraph (a) (2) of Rule 485.

☐ Immediately upon filing pursuant to paragraph (b) of Rule 485.	☒ On August 1, 2021 pursuant to paragraph (b) of Rule 485.
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
August 1, 2021
THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
U.S. Equity ETFs
WisdomTree Trust
WisdomTree U.S. Equity ETFs*
Value
U.S. Total Dividend Fund (DTD)
U.S. High Dividend Fund (DHS)
U.S. Dividend ex-Financials Fund (DTN)
U.S. LargeCap Dividend Fund (DLN)
U.S. MidCap Dividend Fund (DON)
U.S. SmallCap Dividend Fund (DES)
Core
U.S. Quality Dividend Growth Fund (DGRW)
U.S. SmallCap Quality Dividend Growth Fund (DGRS)
U.S. Quality Shareholder Yield Fund (QSY)
U.S. LargeCap Fund (EPS)
U.S. MidCap Fund (EZM)
U.S. SmallCap Fund (EES)
U.S. Multifactor Fund (USMF)
ESG
U.S. ESG Fund (RESP)
*	Principal U.S. Listing Exchange: NYSE Arca, Inc. (except DGRW and DGRS are listed on NASDAQ and USMF is listed on Cboe BZX Exchange, Inc).

WisdomTree Trust

WisdomTree U.S. Total Dividend Fund

Investment Objective
The WisdomTree U.S. Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 29	$ 90	$ 157	$ 356
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of U.S. companies listed on a U.S. stock market that pay regular cash dividends. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of regular cash dividends on shares of common stock during the preceding 12 months; (ii) market capitalization of at least $100 million; and (iii) average daily dollar trading volume of at least $100,000 for the preceding three months.
The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Companies projected to pay more dividends are more heavily weighted.
2        WisdomTree Trust Prospectus

The maximum weight of any one sector in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 5%); however, sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the information technology and financials sectors comprised a significant portion of the Index.
To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to,
WisdomTree Trust Prospectus        3

disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to
4        WisdomTree Trust Prospectus

the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. In addition, performance is shown for another index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 13.90%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	16.01%	2Q/2020
Lowest Return	(25.20)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree U.S. Total Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	2.57%	10.99%	11.54%
Return After Taxes on Distributions	1.83%	10.26%	10.85%
Return After Taxes on Distributions and Sale of Fund Shares	1.93%	8.62%	9.43%
WisdomTree U.S. Dividend Index (Reflects no deduction for fees, expenses or taxes)	2.96%	11.32%	11.89%
Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)	20.89%	15.43%	13.79%
Russell 3000 Value Index (Reflects no deduction for fees, expenses or taxes)	2.87%	9.74%	10.36%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
WisdomTree Trust Prospectus        5

Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
6        WisdomTree Trust Prospectus

WisdomTree U.S. High Dividend Fund

Investment Objective
The WisdomTree U.S. High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Dividend Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of companies with the highest dividend yields selected from the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies in the U.S. stock market. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of regular cash dividends on shares of common stock during the preceding 12 months; (ii) market capitalization of at least $200 million; and (iii) average daily dollar trading volume of at least $200,000 for the preceding three months. Securities eligible for inclusion in the Index are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual Index screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.
WisdomTree Trust Prospectus        7

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Companies projected to pay more dividends are more heavily weighted. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%. The maximum weight of any one sector in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 5%); however, security and/or sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments and will be reset at each annual rebalance date. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the consumer staples and financials sectors comprised a significant portion of the Index.
To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in
8        WisdomTree Trust Prospectus

times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the consumer staples sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree Trust Prospectus        9

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 14.31%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	13.13%	4Q/2020
Lowest Return	(25.98)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree U.S. High Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(5.68)%	7.13%	9.81%
Return After Taxes on Distributions	(6.66)%	6.19%	8.91%
Return After Taxes on Distributions and Sale of Fund Shares	(2.76)%	5.50%	7.92%
WisdomTree U.S. High Dividend Index (Reflects no deduction for fees, expenses or taxes)	(5.35)%	7.53%	10.21%
Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes)	2.80%	9.74%	10.50%
10        WisdomTree Trust Prospectus

Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
WisdomTree Trust Prospectus        11

WisdomTree U.S. Dividend ex-Financials Fund

Investment Objective
The WisdomTree U.S. Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend ex-Financials Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is comprised of the 10 highest dividend-yielding companies in each sector, selected from the 300 largest companies by market value in the WisdomTree U.S. Dividend Index outside the financials sector. The WisdomTree U.S. Dividend Index defines the dividend-paying portion of the U.S. stock market. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of regular cash dividends on shares of common stock during the preceding 12 months; (ii) market capitalization of at least $100 million; and (iii) average daily dollar trading volume of at least $100,000 for the preceding three months.
The Index is the only one of the WisdomTree U.S. Dividend Indexes that is not weighted by the dollar value of cash dividends to be paid. A component company’s weight in the Index is determined by dividing its indicated annual
12        WisdomTree Trust Prospectus

dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The maximum weight of any one sector in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 10%); however, sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments and will be reset at each annual rebalance date. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, health care, industrials, information technology, materials, communication services, and utilities. The financials sector is excluded from the Index. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the consumer staples sector comprised a significant portion of the Index.
To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree Trust Prospectus        13

■	Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the consumer staples sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
14        WisdomTree Trust Prospectus

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index.. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 17.21%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	15.23%	2Q/2020
Lowest Return	(29.59)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree U.S. Dividend ex-Financials Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(5.81)%	7.37%	9.53%
Return After Taxes on Distributions	(6.68)%	6.46%	8.67%
Return After Taxes on Distributions and Sale of Fund Shares	(2.94)%	5.70%	7.70%
WisdomTree Dividend ex-Financials Index (Reflects no deduction for fees, expenses or taxes)	(5.51)%	7.78%	9.93%
Dow Jones U.S. Select Dividend Index (Reflects no deduction for fees, expenses or taxes)	(4.56)%	9.25%	11.00%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
WisdomTree Trust Prospectus        15

Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
16        WisdomTree Trust Prospectus

WisdomTree U.S. LargeCap Dividend Fund

Investment Objective
The WisdomTree U.S. LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Dividend Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 29	$ 90	$ 157	$ 356
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of the large-capitalization segment of the U.S. dividend-paying market. The Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies in the U.S. stock market. As of June 30, 2021, the Index had a market capitalization range from $7.5 billion to $2.3 trillion, with an average market capitalization of $81.9 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of regular cash dividends on shares of common stock during the preceding 12 months; (ii) market capitalization of at least $100 million; and (iii) average daily dollar trading volume of at least $100,000 for the preceding three months.
WisdomTree Trust Prospectus        17

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Companies projected to pay more dividends are more heavily weighted. The maximum weight of any one sector in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 5%); however, sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments and will be reset at each annual rebalance date. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the information technology, health care and consumer staples sectors comprised a significant portion of the Index.
To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Large-Capitalization Investing Risk. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
18        WisdomTree Trust Prospectus

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the consumer staples sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the health care sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree Trust Prospectus        19

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. In addition, performance is shown for another index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 13.03%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	15.78%	2Q/2020
Lowest Return	(23.04)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree U.S. LargeCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	4.55%	11.63%	11.88%
Return After Taxes on Distributions	3.81%	10.90%	11.21%
Return After Taxes on Distributions and Sale of Fund Shares	3.10%	9.14%	9.74%
20        WisdomTree Trust Prospectus

WisdomTree U.S. LargeCap Dividend Fund	1 Year	5 Years	10 Years
WisdomTree U.S. LargeCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	4.81%	11.96%	12.19%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%
Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes)	2.80%	9.74%	10.50%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
WisdomTree Trust Prospectus        21

WisdomTree U.S. MidCap Dividend Fund

Investment Objective
The WisdomTree U.S. MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Dividend Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of the mid-capitalization segment of the U.S. dividend-paying market. The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies in the U.S. stock market, after the 300 largest companies have been removed. As of June 30, 2021, the Index had a market capitalization range from $2.1 billion to $17 billion, with an average market capitalization of $6.8 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of regular cash dividends on shares of common stock during the preceding 12 months; (ii) market capitalization of at least $100 million; and (iii) average daily dollar trading volume of at least $100,000 for the preceding three months.
22        WisdomTree Trust Prospectus

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Companies projected to pay more dividends are more heavily weighted. The maximum weight of any one sector in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 5%); however, sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments and will be reset at each annual rebalance date. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the financials and industrials sectors comprised a significant portion of the Index.
To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Mid-Capitalization Investing Risk. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
WisdomTree Trust Prospectus        23

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
24        WisdomTree Trust Prospectus

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. In addition, performance is shown for another index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 21.34%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	21.55%	4Q/2020
Lowest Return	(35.90)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree U.S. MidCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(5.40)%	8.15%	10.49%
Return After Taxes on Distributions	(6.16)%	7.43%	9.71%
Return After Taxes on Distributions and Sale of Fund Shares	(2.86)%	6.29%	8.44%
WisdomTree U.S. MidCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	(5.27)%	8.51%	10.83%
S&P MidCap 400 Index (Reflects no deduction for fees, expenses or taxes)	13.66%	12.35%	11.51%
Russell Midcap Value Index (Reflects no deduction for fees, expenses or taxes)	4.96%	9.73%	10.49%
WisdomTree Trust Prospectus        25

Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
26        WisdomTree Trust Prospectus

WisdomTree U.S. SmallCap Dividend Fund

Investment Objective
The WisdomTree U.S. SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index measuring the performance of the small-capitalization segment of the U.S. dividend-paying market. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies in the U.S. stock market, after the 300 largest companies have been removed. As of June 30, 2021, the Index had a market capitalization range from $103 million to $4.2 billion, with an average market capitalization of $1.2 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of regular cash dividends on shares of common stock during the preceding 12 months; (ii) market capitalization of at least $100 million; and (iii) average daily dollar trading volume of at least $100,000 for the preceding three months.
WisdomTree Trust Prospectus        27

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Companies projected to pay more dividends are more heavily weighted. The maximum weight of any one sector in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 5%); however, sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments and will be reset at each annual rebalance date. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the financials and industrials sectors comprised a significant portion of the Index.
To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
28        WisdomTree Trust Prospectus

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
WisdomTree Trust Prospectus        29

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. In addition, performance is shown for another index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 20.80%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	27.55%	4Q/2020
Lowest Return	(36.67)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree U.S. SmallCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(4.41)%	7.40%	8.73%
Return After Taxes on Distributions	(5.12)%	6.54%	7.86%
Return After Taxes on Distributions and Sale of Fund Shares	(2.23)%	5.67%	6.91%
WisdomTree U.S. SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	(4.00)%	7.76%	8.95%
Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)	19.96%	13.26%	11.20%
Russell 2000 Value Index (Reflects no deduction for fees, expenses or taxes)	4.63%	9.65%	8.66%
30        WisdomTree Trust Prospectus

Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
WisdomTree Trust Prospectus        31

WisdomTree U.S. Quality Dividend Growth Fund

Investment Objective
The WisdomTree U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 29	$ 90	$ 157	$ 356
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that consists of dividend-paying U.S. common stocks with growth characteristics. The Index is comprised of the 300 companies in the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies in the U.S. stock market, with the best combined rank of growth and quality factors: specifically long-term earnings growth expectations, return on equity, and return on assets. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of regular cash dividends on shares of common stock during the preceding 12 months; (ii) market capitalization of at least $2 billion; (iii) average daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) an earnings yield greater than the dividend yield.
32        WisdomTree Trust Prospectus

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Companies projected to pay more dividends are more heavily weighted. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5% and the maximum weight of any one sector in the Index is capped at 20% (with the exception of the information technology and real estate sectors, which are capped at 25% and 10%, respectively); however, security and/or sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments and will be reset at each annual rebalance date. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the information technology, industrials, health care and consumer staples sectors comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
WisdomTree Trust Prospectus        33

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the consumer staples sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the health care sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software,
34        WisdomTree Trust Prospectus

hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. In addition, performance is shown for another index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 11.61%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	17.87%	2Q/2020
Lowest Return	(19.41)%	1Q/2020
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After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree U.S. Quality Dividend Growth Fund	1 Year	5 Years	Since Inception May 22, 2013
Return Before Taxes Based on NAV	13.83%	14.71%	13.10%
Return After Taxes on Distributions	13.23%	14.11%	12.52%
Return After Taxes on Distributions and Sale of Fund Shares	8.50%	11.71%	10.60%
WisdomTree U.S. Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)	14.07%	15.07%	13.42%
NASDAQ U.S. Dividend Achievers Select Index (Reflects no deduction for fees, expenses or taxes)	15.62%	15.02%	12.29%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.63%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NASDAQ, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
36        WisdomTree Trust Prospectus

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
WisdomTree Trust Prospectus        37

WisdomTree U.S. SmallCap Quality Dividend Growth Fund

Investment Objective
The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that consists of the small-capitalization segment of dividend-paying U.S. common stocks with growth characteristics. The starting screening universe for the Index is the constituents of the WisdomTree U.S. SmallCap Dividend Index, which consists of the bottom 25% of the market capitalization of the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies in the U.S. stock market, after the 300 largest companies have been removed. As of June 30, 2021, the Index had a market capitalization range from $103 million to $2 billion, with an average market capitalization of $1.2 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of regular cash dividends on shares of common stock during the preceding 12 months; (ii)
38        WisdomTree Trust Prospectus

market capitalization of at least $100 million; (iii) average daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) an earnings yield greater than the dividend yield. From this starting universe, the Index is comprised of the top 50% of companies with the best combined rank of certain growth and quality factors: specifically long-term earnings growth expectations, return on equity, and return on assets.
The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Companies projected to pay more dividends are more heavily weighted. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 2% and the maximum weight of any one sector in the Index is capped at 25% (with the exception of the real estate sector, which is capped at 10%); however, security and/or sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments and will be reset at each annual rebalance date. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the industrials, financials and consumer discretionary sectors comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other
WisdomTree Trust Prospectus        39

factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials
40        WisdomTree Trust Prospectus

sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 18.57%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	29.33%	4Q/2020
Lowest Return	(33.47)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
WisdomTree Trust Prospectus        41

Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	1 Year	5 Years	Since Inception July 25, 2013
Return Before Taxes Based on NAV	7.43%	10.89%	8.78%
Return After Taxes on Distributions	6.72%	10.24%	8.15%
Return After Taxes on Distributions and Sale of Fund Shares	4.74%	8.53%	6.90%
WisdomTree U.S. SmallCap Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)	7.73%	11.20%	9.06%
Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)	19.96%	13.26%	10.31%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NASDAQ, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable
42        WisdomTree Trust Prospectus

about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
WisdomTree Trust Prospectus        43

WisdomTree U.S. Quality Shareholder Yield Fund

Investment Objective
The WisdomTree U.S. Quality Shareholder Yield Fund (the “Fund”) seeks income and capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund, an exchange traded fund, is actively managed using a model-based approach.
The Fund seeks to achieve its investment objective by investing primarily in U.S. equity securities that provide a high “total shareholder yield” and exhibit favorable quality characteristics that demonstrate a company's profitability, such as strong returns on equity (ROE) and/or returns on assets (ROA). The Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”), using a disciplined model-based process focused on a long-term approach to investing, seeks to identify approximately 200 companies with a high total shareholder yield, comprising return of capital to shareholders through either dividend distributions or the repurchase of shares (“buybacks”), while also displaying favorable quality characteristics. WisdomTree Asset Management believes screening equity securities by quality measures such as ROE and ROA can improve the Fund returns relative to traditional value oriented investment strategies that focus exclusively on total shareholder yield, while also continuing to provide a source for potential income. At a minimum, the Fund’s portfolio will be reconstituted and rebalanced annually, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary.
The Fund invests primarily in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. The Fund generally expects to invest in large- and mid-capitalization companies and may invest in any sector. As of
44        WisdomTree Trust Prospectus

June 30, 2021, companies in the information technology and financials sectors comprised a significant portion of the Fund.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services.
WisdomTree Trust Prospectus        45

This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Models and Data Risk. While the Fund is actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Russell 1000 Value Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform
46        WisdomTree Trust Prospectus

in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s name and objective changed effective December 18, 2017. Prior to December 18, 2017, Fund performance reflects the investment objective of the Fund when it was the WisdomTree U.S. LargeCap Value Fund and tracked the performance, before fees and expenses, of the WisdomTree U.S. LargeCap Value Index.
The Fund’s year-to-date total return as of June 30, 2021 was 21.84%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	21.53%	2Q/2020
Lowest Return	(31.17)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree U.S. Quality Shareholder Yield Fund*	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	6.14%	11.11%	11.35%
Return After Taxes on Distributions	5.65%	10.67%	10.96%
Return After Taxes on Distributions and Sale of Fund Shares	3.87%	8.76%	9.35%
Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes)	2.80%	9.74%	10.50%
*The Fund's objective changed effective December 18, 2017. From June 19, 2009 through December 17, 2017, the Fund’s objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Value Index.
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
WisdomTree Trust Prospectus        47

Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
48        WisdomTree Trust Prospectus

WisdomTree U.S. ESG Fund

Investment Objective
The WisdomTree U.S. ESG Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 29	$ 90	$ 157	$ 356
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing primarily in U.S. equity securities that exhibit certain characteristics that the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), believes to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance (“ESG”) characteristics based on a model developed by WisdomTree Asset Management. WisdomTree Asset Management employs a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. Generally, the Fund’s portfolio will be rebalanced quarterly according to the Adviser’s quantitative model, although a more active approach may be taken depending on factors such as market conditions and investment opportunities, which may lead to frequent trading, cause the number of Fund holdings to vary, and increase the Fund’s portfolio turnover rate.
WisdomTree Asset Management seeks to identify equity securities that have the highest potential for returns based on proprietary measures of fundamental factors, such as value and quality, and technical factors, such as momentum and correlation. In addition, WisdomTree Asset Management seeks to identify equity securities with positive ESG characteristics as determined by a company’s Sustainability score, which is a composite score based on independent third party ESG research and data and measures a company’s ESG impact along with its exposure to potential controversies. Securities of companies involved in certain controversial products or activities, such as tobacco, small arms, controversial weapons, and fossil fuels are excluded regardless of revenue measures. In
WisdomTree Trust Prospectus        49

addition, securities are weighted on a modified market-capitalization basis taking into consideration the Sustainability score (i.e., securities with a higher market capitalization and a higher Sustainability score are more heavily weighted).
As of June 30, 2021, companies in the information technology sector comprised a significant portion of the Fund.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	ESG Investing Risk. The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG criteria. In addition, companies selected for inclusion in the Fund may not exhibit positive or favorable ESG characteristics at all times and may shift into and out of favor depending on market and economic conditions.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
50        WisdomTree Trust Prospectus

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Models and Data Risk. While the Fund is actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the S&P 500 Index, a relevant broad-based securities index, and the MSCI USA Extended ESG Focus Index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s name and objective changed effective March 16, 2020. Prior to March 16, 2020, Fund performance reflects the investment objective of the Fund when it was the WisdomTree U.S. Total Market Fund and tracked the performance, before fees and expenses, of the WisdomTree U.S. Total Market Index.
WisdomTree Trust Prospectus        51

The Fund’s year-to-date total return as of June 30, 2021 was 14.85%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	22.34%	2Q/2020
Lowest Return	(24.88)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree U.S. ESG Fund*	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	12.97%	13.84%	12.86%
Return After Taxes on Distributions	12.52%	13.28%	12.35%
Return After Taxes on Distributions and Sale of Fund Shares	7.87%	10.96%	10.62%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%
MSCI USA Extended ESG Focus Index (Reflects no deduction for fees, expenses or taxes)	22.66%	N/A	N/A
*	The Fund’s objective changed effective March 16, 2020. Prior to March 16, 2020, the Fund's objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Total Market Index.
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent
52        WisdomTree Trust Prospectus

information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
WisdomTree Trust Prospectus        53

WisdomTree U.S. LargeCap Fund

Investment Objective
The WisdomTree U.S. LargeCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.08%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 8	$ 26	$ 45	$ 103
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that consists of the 500 largest companies ranked by market capitalization in the WisdomTree U.S. Total Market Index, which is comprised of earnings-generating companies within the large-capitalization segment of the U.S. stock market. Companies in the Index are incorporated, domiciled and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual Index screening date. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) market capitalization of at least $100 million; (ii) average daily dollar trading volume of at least $200,000 for each of the preceding six months; and (iii) a price to earnings ratio of at least 2.
54        WisdomTree Trust Prospectus

The Index is earnings-weighted annually to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. The maximum weight of any one sector in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments and will be reset at each annual rebalance date. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the information technology, health care and financials sectors comprised a significant portion of the Index.
To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Large-Capitalization Investing Risk. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree Trust Prospectus        55

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the health care sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
56        WisdomTree Trust Prospectus

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 15.97%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	18.82%	2Q/2020
Lowest Return	(22.90)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree U.S. LargeCap Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	11.88%	13.92%	12.97%
Return After Taxes on Distributions	11.29%	13.39%	12.47%
Return After Taxes on Distributions and Sale of Fund Shares	7.32%	11.06%	10.73%
WisdomTree U.S. LargeCap Index (Reflects no deduction for fees, expenses or taxes)	12.02%	14.20%	13.26%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%
WisdomTree Trust Prospectus        57

Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
58        WisdomTree Trust Prospectus

WisdomTree U.S. MidCap Fund

Investment Objective
The WisdomTree U.S. MidCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of earnings-generating companies within the mid-capitalization segment of the U.S. stock market. The Index is comprised of the companies in the top 75% of the market capitalization of the WisdomTree U.S. Total Market Index, which defines the earnings-generating universe of companies in the U.S. stock market, after the 500 largest companies have been removed. As of June 30, 2021, the Index had a market capitalization range from $1.6 billion to $17 billion, with an average market capitalization of $6.8 billion. Companies in the Index are incorporated, domiciled and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual Index screening date. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening
WisdomTree Trust Prospectus        59

date: (i) market capitalization of at least $100 million; (ii) average daily dollar trading volume of at least $200,000 for each of the preceding six months; and (iii) a price to earnings ratio of at least 2.
The Index is earnings-weighted annually to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. The maximum weight of any one sector in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the financials, consumer discretionary and industrials sectors comprised a significant portion of the Index.
To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Mid-Capitalization Investing Risk. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market
60        WisdomTree Trust Prospectus

price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree Trust Prospectus        61

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 20.83%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	28.15%	4Q/2020
Lowest Return	(36.79)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree U.S. MidCap Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	5.50%	10.11%	10.86%
Return After Taxes on Distributions	4.97%	9.68%	10.49%
Return After Taxes on Distributions and Sale of Fund Shares	3.48%	7.92%	8.91%
WisdomTree U.S. MidCap Index (Reflects no deduction for fees, expenses or taxes)	5.78%	10.47%	11.18%
S&P MidCap 400 Index (Reflects no deduction for fees, expenses or taxes)	13.66%	12.35%	11.51%
62        WisdomTree Trust Prospectus

Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
WisdomTree Trust Prospectus        63

WisdomTree U.S. SmallCap Fund

Investment Objective
The WisdomTree U.S. SmallCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is comprised of the companies in the bottom 25% of the market capitalization of the WisdomTree U.S. Total Market Index, which defines the earnings-generating universe of companies in the U.S. stock market, after the 500 largest companies have been removed. As of June 30, 2021, the Index had a market capitalization range from $103 million to $6.2 billion, with an average market capitalization of $1.2 billion. Companies must be incorporated, domiciled and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual Index screening date. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening
64        WisdomTree Trust Prospectus

date: (i) market capitalization of at least $100 million; (ii) average daily dollar trading volume of at least $200,000 for each of the preceding six months; and (iii) a price to earnings ratio of at least 2.
The Index is earnings-weighted annually to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. The maximum weight of any one sector in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the financials, industrials and consumer discretionary sectors comprised a significant portion of the Index.
To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in
WisdomTree Trust Prospectus        65

times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
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■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 27.40%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	30.84%	4Q/2020
Lowest Return	(41.51)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree U.S. SmallCap Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	2.79%	10.54%	9.95%
Return After Taxes on Distributions	2.36%	10.16%	9.60%
Return After Taxes on Distributions and Sale of Fund Shares	1.81%	8.30%	8.12%
WisdomTree U.S. SmallCap Index (Reflects no deduction for fees, expenses or taxes)	3.05%	10.79%	10.17%
Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)	19.96%	13.26%	11.20%
WisdomTree Trust Prospectus        67

Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree U.S. Multifactor Fund

Investment Objective
The WisdomTree U.S. Multifactor Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Multifactor Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 29	$ 90	$ 157	$ 356
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is generally comprised of 200 U.S. companies with the highest composite scores based on two fundamental factors (value and quality measures) and two technical factors (momentum and correlation). To be eligible for inclusion in the Index, a company must meet the following criteria as of the quarterly Index screening date: (i) listed on a U.S. stock exchange and incorporated and headquartered in the United States; (ii) average daily dollar trading volume of at least $1,000,000 for each of the preceding three months; and (iii) only common stocks, real estate investment trusts (“REITs”), tracking stocks and holding companies are eligible for inclusion in the Index.
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The top 800 companies by market capitalization that meet the foregoing criteria (the “Starting Universe”) are assigned a score for each of the following factors:
■	Value – determined by fundamental valuation ratios, e.g., price-to-book, price-to-sales, price-to-earnings
■	Quality – determined by static observations and trends of these ratios over time, e.g., return on equity, return on assets
■	Momentum – determined by a stock’s risk adjusted returns over multiple periods of time
■	Low Correlation – incorporates diversification potential of stocks that are less correlated to the market over historical periods
The score for each factor is used to calculate a company’s overall factor score. Companies from the Starting Universe are ranked by their overall factor score, and the top twenty-five percent (25%) (i.e., 200 out of 800 companies) are selected for inclusion in the Index. Companies are weighted in the Index by a combination of their overall factor score and their inverse volatility over the prior 12 months, subject to certain sector weighting considerations set forth below. For the inverse volatility weighting component, the Index methodology determines each company’s volatility (or risk) as measured by standard deviation over the past 12 months, which reflects the average amount a company’s stock price has differed from the mean over that period. Companies with higher overall factor scores and lower volatility (or risk) receive higher weights in the Index and companies with lower overall factor scores and higher volatility (or risk) receive lower weights in the Index.
The Index is reconstituted and rebalanced quarterly. At the time of the Index’s quarterly screening date, the maximum weight of any security in the Index is capped at 4% and the sectors are weighted the same as the sector weights in the Starting Universe (i.e., sector neutral). In response to market conditions and/or the volume factor adjustments, security weights may fluctuate above the specified cap and/or sector weights may fluctuate from the sector neutral weighting. If a component security no longer meets applicable trading volume thresholds as of the quarterly Index screening date, the Index methodology applies a volume factor adjustment to reduce such component security’s weight in the Index and reallocates the reduction in the weight pro rata among the other remaining securities.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the information technology sector comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States.
70        WisdomTree Trust Prospectus

During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform
WisdomTree Trust Prospectus        71

securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. In addition, performance is shown for another index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 12.46%.
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Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	21.77%	2Q/2020
Lowest Return	(22.47)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree U.S. Multifactor Fund	1 Year	Since Inception June 29, 2017
Return Before Taxes Based on NAV	11.91%	12.19%
Return After Taxes on Distributions	11.45%	11.79%
Return After Taxes on Distributions and Sale of Fund Shares	7.24%	9.50%
WisdomTree U.S. Multifactor Index (Reflects no deduction for fees, expenses or taxes)	11.86%	12.29%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	18.40%	15.56%
S&P 500 Equal Weight Index (Reflects no deduction for fees, expenses or taxes)	12.83%	11.96%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as Cboe BZX Exchange, Inc., and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
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The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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Additional Information About the Funds
Additional Information About the Funds’ Investment Objectives
Each Fund, except U.S. Quality Shareholder Yield Fund and U.S. ESG Fund (together, the “Active Funds”), seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). Each Index consists of securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments.
Since each Fund’s investment objective has been adopted as a non-fundamental investment policy, each Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.
Additional Information About the Funds’ Investment Strategies
All Funds (except the Active Funds). Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name (i.e., investments connoted by its Index). Each Fund anticipates meeting this policy because, under normal circumstances, at least 95% (80% for the U.S. Quality Dividend Growth Fund, U.S. SmallCap Quality Dividend Growth Fund, and U.S. Multifactor Fund) of each Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of its underlying Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, such as depositary receipts based on component securities. WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) expects that, over time, the correlation between each Fund’s performance and that of its Index, before fees and expenses, will be 95% or better. A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that a Fund will achieve a high degree of correlation.
The quantity of holdings in a Fund, by using a representative sampling strategy, will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from its Index and consequently the attributes of its Index, such as sectors or industries represented in its Index and weightings, may change. Each Fund may sell securities that are represented in its Index, or purchase securities that are not yet represented in its Index, in anticipation of their removal from or addition to its Index or to reflect various corporate actions or other changes to its Index. Further, each Fund may overweight or underweight securities in its Index, purchase or sell securities not in the Index, or utilize various combinations of other available techniques, in seeking to track its Index.
Indexes. Each Index is “fundamentally weighted” and differs from most traditional indexes in that the proportion, or “weighting,” of the securities in each Index is based on a measure of fundamental value, such as dividends, or earnings, or, with respect to the U.S. Multifactor Fund, a combination of fundamental factors (value and quality measures), technical factors (momentum and correlation), and volatility. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities.
Each “Dividend Index” is weighted based on either the amount of cash dividends that companies in the Index pay, or are expected to pay, or the dividend yield of the companies in the Index. This means that securities of companies that pay, or are expected to pay, higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in each Index and Fund. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yield.
Each “Core Equity Index” weights securities based on either the amount of earnings of the companies in the Index or the earnings yields of such companies. This means that securities of companies that have higher earnings or earnings yields generally will be more heavily weighted in each of these Indexes and Funds.
Active Funds. Each Active Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies domiciled in the U.S. or listed on a U.S. exchange.
Non-Principal Information About the Funds’ Investment Strategies
Each Fund  (except the Active Funds) may invest in other investments that the Fund believes will help it track its Index, including cash and cash equivalents, as well as in shares of other investment companies (including affiliated investment companies, such as ETFs), forward contracts, futures contracts, options on futures contracts, options and swaps.
Temporary Defensive Strategies. Each Active Fund's investment process is heavily dependent on quantitative models, which do not adjust to take temporary defensive positions. However, each Active Fund reserves the right to
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invest in U.S. government securities, money market instruments, and cash, without limitation, as determined by the Adviser or Sub-Adviser in response to adverse market, economic, political or other conditions. In the event an Active Fund engages in temporary defensive strategies that are inconsistent with its investment strategies, the Active Fund’s ability to achieve its investment objective may be limited.
Securities Lending. Each Fund may lend its portfolio securities in an amount not to exceed one-third (33 1/3%) of the value of its total assets via a securities lending program through its securities lending agent, State Street Bank and Trust Company, to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities; however, a Fund may call loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by a Fund.
Additional Principal Risk Information About the Funds
This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult each Fund's summary sections to determine which risks are applicable to a particular Fund. Each of the factors below could have a negative impact on Fund performance and trading prices.
Active Management Risk
The Active Funds are actively managed using proprietary investment strategies and processes. The Funds are subject to active management or investment-selection risk and their performance therefore will reflect, in part, the ability of the Sub-Adviser to select investments and to make investment decisions that are suited to achieving the Funds’ investment objective. The Sub-Adviser’s assessment of a particular investment, company, sector or country and/or assessment of broader economic, financial or other macro views, may prove incorrect, including because of factors that were not adequately foreseen, and the selection of investments may not perform as well as expected when those investments were purchased or as well as the markets generally, resulting in Fund losses or underperformance. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Funds will achieve their investment objectives or outperform other investment strategies over the short- or long-term market cycles. This risk is exacerbated when an investment or multiple investments made as a result of such decisions are significant relative to the Funds’ net assets.
Cybersecurity Risk
The Funds and their service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Funds in many ways, including, but not limited to, disruption of a Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting a Fund’s third-party service providers, including the Adviser, Sub-Adviser, administrator, custodian, and transfer agent, may subject a Fund to many of the same risks associated with direct cybersecurity breaches and adversely impact the Fund. For instance, cyber-attacks may impact a Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading, cause a Fund to incur additional compliance costs associated with corrective measures, subject a Fund to regulatory fines or other financial losses, and/or cause reputational damage to a Fund. Cybersecurity breaches of market makers, Authorized Participants, or the issuers of securities in which a Fund invests could also have material adverse consequences on a Fund’s business operations and cause financial losses for a Fund and its shareholders. While the Funds and their service providers have established business continuity plans and risk management systems designed to address cybersecurity risks, prevent cyber-attacks and mitigate the impact of cybersecurity breaches, there are inherent limitations on such plans and systems. In addition, the Funds have no control over the cybersecurity protections put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.
ESG Investing Risk
The U.S. ESG Fund’s investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, companies selected for inclusion in the Fund may not exhibit positive or favorable ESG characteristics at all times and may shift into and out of favor
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depending on market and economic conditions. There are different interpretations regarding what it means for a company to have positive or favorable ESG characteristics and the companies identified for inclusion in the Fund's portfolio could be viewed differently when considering different interpretations in addressing ESG matters. In addition, the company may not score positively or favorably with respect to all ESG characteristics.
Geopolitical Risk
The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, a Fund’s exposure to the other risks described herein will likely increase. For example, a market disruption may adversely affect the orderly functioning of the securities markets. Each of the foregoing may negatively impact the Fund’s investments.
Index and Data Risk
The Funds that employ a “passive management” – or indexing – investment approach are not “actively” managed and seek to track the price and yield performance, before fees and expenses, of the applicable Index. The Index provider has the right to make adjustments to the Indexes or to cease making the Indexes available without regard to the particular interests of the Funds or the Funds’ shareholders. While the Index provider provides a rules-based methodology that describes what each Index is designed to achieve within a particular set of rules, neither the Index provider, its agents nor data providers provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the applicable Index, its calculation, valuation or its related data, and they do not guarantee that the applicable Index will be in line with the Index provider’s methodology, regardless of whether or not the Index provider is affiliated with the Adviser. The composition of the Index is dependent on data from one or more third parties and/or the application of such data within the rules of the Index methodology, which may be based on assumptions or estimates. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index computations and/or the construction of the Indexes may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders. The potential risk of continuing error may be particularly heightened in the case of the Indexes, which are generally not used as benchmarks by other funds or managers. Any of the foregoing may lead to the inclusion of securities in an Index, exclusion of securities from an Index or the weighting of securities in an Index that would have been different had data or other information been correct or complete, which may lead to a different investment outcome than would have been the case had such events not occurred. The Adviser, through the Sub-Adviser, seeks to manage each Fund to correspond to the applicable Index provided by the Index provider. Consequently, losses or costs associated with an Index’s errors or other risks described above will generally be borne by the Funds and their shareholders and neither the Adviser nor its affiliates or agents make any representations or warranties regarding the foregoing.
Investment Risk
As with all investments, an investment in a Fund is subject to loss. Investors in a Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Investment Style Risk
Each Fund (except the Active Funds) invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Index Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.
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Dividend Paying Securities Risk
Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by a Fund (which may be due to forces outside of a company’s control, such as political, social or other pressures) or the capital resources available for such company’s dividend payments may adversely affect the Fund. In the event a company reduces or eliminates its dividend, a Fund may not only lose the dividend payout but the stock price of the company may also fall.
Growth Investing Risk
Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks generally are priced higher than non-growth stocks, in relation to the issuer’s earnings and other measures, because investors believe they have greater growth potential, but there is no guarantee that their growth potential will be realized. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on future expectations. If investors believe an issuing company’s future earnings expectations will not be met, growth stock prices can decline rapidly and significantly. An investment in growth stocks may also be susceptible to rapid price swings during periods of economic uncertainty.
Value Investing Risk
Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.
Issuer-Specific Risk
Changes in the actual or perceived financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.
Market Risk
The trading prices of equity securities  and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, including, but not limited to, changes in interest rates, government regulation, and the outlook for economic growth or recession, as well as events that impact specific issuers, such as changes to an issuer’s actual or perceived creditworthiness. A Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Recent Events
The respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in the re-opening of businesses, a reduction in quarantine and masking requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated individuals. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.
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Market Capitalization Risk
Large-Capitalization Investing
Securities of large-capitalization companies may underperform securities of smaller companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Mid-Capitalization Investing
The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
Small-Capitalization Investing
The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
Models and Data Risk
The Active Funds are actively managed based upon the Adviser’s quantitative model, which is heavily dependent on data from one or more third parties and may not perform as intended. If the computers or other facilities of the data providers malfunction for any reason, model calculation and dissemination may be delayed, and trading of Fund shares may be suspended for a period of time. Errors in the model data, calculations and/or the construction of the model may occur from time to time and may not be identified and/or corrected by the Adviser or other applicable party for a period of time or at all, which may have an adverse impact on a Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the model, which will likely not be used by other funds or managers.
Non-Correlation Risk
As with all index funds, the performance of an Index Fund and its Index may vary somewhat for a variety of reasons. For example, each Index Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, an Index Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in its Index or may be subject to pricing differences, differences in the timing of dividend accruals, operational inefficiencies and the need to meet various new or existing regulatory requirements. For example, it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of an Index Fund. The use of sampling techniques may affect an Index Fund’s ability to achieve close correlation with its Index. By using a representative sampling strategy, an Index Fund generally can be expected to have a greater non-correlation risk and this risk may be heightened during times of market volatility or other unusual market conditions. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
Non-Diversification Risk
Each Fund is considered to be non-diversified. This means that each Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund’s performance. However, each Fund intends
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to satisfy the asset diversification requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company (“RIC”). See the “Taxes – Qualification as a Regulated Investment Company” section of the Statement of Additional Information (“SAI”) for detail regarding the asset diversification requirements.
Portfolio Turnover Risk
The U.S. Multifactor Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.
Sector Risks
Consumer Discretionary Sector Risk
The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, worldwide demand, competition, consumers’ disposable income levels, propensity to spend and consumer preferences, social trends, and marketing campaigns. Companies in the consumer discretionary sector have historically been characterized as relatively cyclical and therefore more volatile in times of change.
Consumer Staples Sector Risk
The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global economic conditions. Unlike the consumer discretionary sector, companies in the consumer staples sector have historically been characterized as non-cyclical in nature and therefore less volatile in times of change.
Financials Sector Risk
The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. These factors and events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.
Health Care Sector Risk
The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.
Industrials Sector Risk
The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.
Information Technology Sector Risk
The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation. Challenges facing companies in the information technology sector include distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new
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products and services using new technology, technological innovations that make existing products and services obsolete, and satisfying consumer demand.
Shares of the Funds May Trade at Prices Other Than NAV
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a Fund will not materially differ from a Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to timing reasons, perceptions about the NAV, supply and demand of a Fund’s shares (including disruptions in the creation/redemption process), during periods of market volatility and/or other factors. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses. Additionally, in stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
Additional Non-Principal Risk Information
Trading. Although each Fund’s shares are listed for trading on NYSE Arca, Inc., NASDAQ or Cboe BZX Exchange, Inc. (each a “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. The trading market in a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s holdings or due to irregular trading activity in the markets. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Fund shares will trade with any volume, or at all, on any stock exchange.
Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity (including for the underlying securities held by a Fund), and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund and/or increased market volatility may cause increased bid/ask spreads. Shares of the Funds, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Securities Lending. Although the Funds are indemnified by the Funds’ lending agent for losses incurred in connection with a borrower’s default with respect to a loan, the Funds bear the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, a Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned. These events could also trigger negative tax consequences for a Fund.
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Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a prolonged and material premium or discount to NAV (or not trade at all) and possibly face trading halts and/or delisting: (i) APs exit the business, have a business disruption (including through the types of disruptions described under “Cybersecurity Risk” and “Operational Risk”) or otherwise become unable or unwilling to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business, have a business disruption (including through the types of disruptions described under “Cybersecurity Risk” and “Operational Risk”) or significantly reduce their business activities and no other entities step forward to perform their functions.
Operational Risk. The Funds and their service providers, including the Adviser, Sub-Adviser, administrator, custodian, and transfer agent, may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Funds. Although the Funds and their service providers seek to mitigate these operational risks through their internal controls and operational risk management processes, these measures may not identify or may be inadequate to address all such risks.
Portfolio Holdings Information
Information about each Fund’s daily portfolio holdings, including the identities and quantities of such portfolio holdings, is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC in Part F of Form N-PORT no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov, or by calling WisdomTree Trust at 1-866-909-WISE (9473). A summarized description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the SAI.
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Management
Investment Adviser
As the investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the WisdomTree Trust (the “Trust”) and each of its separate investment portfolios called “Funds.” WisdomTree Asset Management is a registered investment adviser with offices located at 245 Park Avenue, 35th Floor, New York, New York 10167, and is a leader in ETF management. As of June 30, 2021, WisdomTree Asset Management had assets under management totaling approximately $45.1 billion. WisdomTree Investments* is the parent company of WisdomTree Asset Management. WisdomTree Asset Management provides an investment program for each Fund. The Adviser provides proactive oversight of the Sub-Adviser, defined below, daily monitoring of the Sub-Adviser’s buying and selling of securities for each Fund, and regular review of the Sub-Adviser’s performance. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate.
* “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has been issued a patent and has a patent application pending on the methodology and operation of its Indexes and the Funds.
For the fiscal year ended March 31, 2021, the Funds paid advisory fees to the Adviser, as a percentage of average daily net assets, in the amounts listed below.
Name of Fund	Management Fee
U.S. Total Dividend Fund	0.28%
U.S. High Dividend Fund	0.38%
U.S. Dividend ex-Financials Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. MidCap Dividend Fund	0.38%
U.S. SmallCap Dividend Fund	0.38%
U.S. Quality Dividend Growth Fund	0.28%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. Quality Shareholder Yield Fund	0.38%
U.S. ESG Fund	0.28%
U.S. LargeCap Fund	0.08%
U.S. MidCap Fund	0.38%
U.S. SmallCap Fund	0.38%
U.S. Multifactor Fund	0.28%
Under the Investment Advisory Agreement for each Fund, WisdomTree Asset Management has agreed to pay generally all expenses of each Fund, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for each Fund, please see the “Management of the Trust” section of the SAI. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer (“CCO”) services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.
The basis for the Board of Trustees’ approval of the Funds’ Investment Advisory Agreements is available in the Trust’s Semi-Annual Report to Shareholders for the period ended September 30, 2020.
Sub-Adviser
Mellon Investments Corporation (the “Sub-Adviser”) is responsible for the day-to-day management of the Funds. The Sub-Adviser, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at One Boston Place, 201 Washington Street, Boston, Massachusetts 02108. As of June 30, 2021, the Sub-Adviser had assets under management totaling approximately $673 billion. The Sub-Adviser is an independently operated indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. The
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Sub-Adviser chooses each Fund’s portfolio investments and places orders to buy and sell the portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds.
The basis for the Board of Trustees’ approval of the Funds’ Investment Sub-Advisory Agreements is available in the Trust’s Semi-Annual Report to Shareholders for the period ended September 30, 2020.
WisdomTree Asset Management, as the investment adviser for the Funds, may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The sub-advisers are subject to oversight by WisdomTree Asset Management. WisdomTree Asset Management and the Trust have received an exemptive order from the SEC that permits WisdomTree Asset Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for each Fund, without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Asset Management has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. WisdomTree Asset Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.
Portfolio Managers
Each Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Funds’ portfolios are described below.
Ms. Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been with the Sub-Adviser since 1995. Ms. Walker-Smith leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Previously, she served as an equity index portfolio manager and equity trader for the Sub-Adviser. Prior to joining the firm, Ms. Walker-Smith was a trader for Banc One Investment Advisors Corporation and a brokerage services manager for Mid Atlantic Capital Corporation. She has been in the investment industry since 1990. Ms. Walker-Smith earned an MBA in finance from the University of Pittsburgh and a BA in history and Russian from Washington & Jefferson College.
Mr. David France, CFA, a Vice President, has been with the Sub-Adviser since 2009. Mr. France is a senior portfolio manager and team manager in the equity index portfolio management group. He manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, he was an investment advisor with PNC Wealth Management. Previously, he worked as an investment analyst with Greycourt, an independent advisory firm serving wealthy families and foundations, and before that he held various fixed income and equity support positions at T. Rowe Price. He has been in the investment industry since 1995. Mr. France earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.
Mr. Todd Frysinger, CFA, a Vice President, has been with the Sub-Adviser since 2007. Mr. Frysinger is a senior portfolio manager and team manager in the equity index portfolio management group. He manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, Mr. Frysinger served as assistant portfolio manager for Mellon Financial Corporation’s Corporate Treasury group, managing fixed income investment portfolios. He has been in the investment industry since 1996. Mr. Frysinger earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.
Ms. Vlasta Sheremeta, CFA, a Vice President, has been with the Sub-Adviser since 2011. Ms. Sheremeta is a senior portfolio manager and team manager in the equity index portfolio management group. She manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, she provided trade execution support to the FX trading desk at BNY Mellon. She has been in the investment industry since 2010. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation and is a member of the CFA Institute and the CFA Society of Pittsburgh.
Mr. Michael Stoll, a Vice President, has been with the Sub-Adviser since 2005. Mr. Stoll is a senior portfolio manager and team manager in equity index portfolio management group. He manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, he was a senior manager in consulting engineering at Northgate Environmental Management. He has been in the
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investment industry since 2005. Mr. Stoll earned an MBA and an MS in geotechnical engineering from the University of California at Berkeley and a BS in civil engineering from the University of California at Irvine.
The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds.
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Additional Information on Buying and Selling Fund Shares
Most investors will buy and sell shares of the Funds through broker-dealers at market prices. Shares of the Funds trade on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus.
Share Trading Prices
Transactions in Fund shares will be priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from a Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.
Determination of Net Asset Value
The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.
In calculating its NAV, a Fund generally values: (i) equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded; (ii) unlisted equity securities (including preferred stock) at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price; and (iii) fixed income securities at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. In addition, a Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange.
Fair value pricing is used by the Funds when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.
Dividends and Distributions
The U.S. Total Dividend Fund, U.S. High Dividend Fund, U.S. Dividend ex-Financials Fund, U.S. LargeCap Dividend Fund, U.S. MidCap Dividend Fund, U.S. SmallCap Dividend Fund, U.S. Quality Dividend Growth Fund and U.S. SmallCap Quality Dividend Growth Fund intend to pay out dividends on a monthly basis. The remaining Funds intend to pay out dividends on a quarterly basis. Nonetheless, a Fund may not make a dividend payment every month or quarter, as applicable.
Each Fund intends to distribute its net realized capital gains to investors annually. The Funds occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.
Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a
86        WisdomTree Trust Prospectus

custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Frequent Purchases and Redemptions of Fund Shares
The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only APs are authorized to purchase and redeem shares directly from the Funds. Because purchase and redemption transactions with APs are an essential part of the ETF process and may help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by APs. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.
Investments by Investment Companies
Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”), restricts investments by investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) of the 1940 Act subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.
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Additional Tax Information
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.
Each Fund intends to qualify each year for treatment as a RIC. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.
Unless you are a tax-exempt entity or your investment in Fund shares is made through tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:
■	A Fund makes distributions;
■	You sell Fund shares; and
■	You purchase or redeem Creation Units (APs only).
Taxes on Distributions
For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the assets that generated them, rather than how long a shareholder has owned Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties.
To the extent a Fund lends its securities and receives substitute dividend payments, such payments will not generate qualified dividend income when distributed to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, but declared by a Fund in October, November or December of the previous year, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).
Dividends and distributions from the Funds and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the 3.8% tax on net investment income applicable to certain individuals, estates and trusts.
A Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. A Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause such Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Funds may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.
Distributions (other than Capital Gain Dividends) paid to shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies, but Capital Gain Dividends generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the United States for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital
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gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a non-U.S. shareholder engaged in a trade or business within the United States.
You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should be avoided by taxable investors.
The Fund (or your broker) will inform you of the amount and character of any distributions shortly after the close of each calendar year.
Certain Funds may invest in REITs. “Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by such Fund and which such Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.
REITs in which a Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or a financial intermediary, such as a broker, through which a shareholder owns shares) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.
The Funds (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.
Taxes When You Sell Fund Shares
Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.
Taxes on Creation and Redemption of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be permitted to be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position.
Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be
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capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.
A person subject to U.S. federal income tax with the U.S. dollar as its functional currency who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption. Any such gains or losses will generally be treated as ordinary income or loss.
Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.
The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.
Distribution
Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.
Premium/Discount and NAV Information
Information regarding a Fund’s NAV and how often shares of each Fund traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarter is available at www.wisdomtree.com.
Additional Notices
Listing Exchange
Shares of the Funds are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.
The Listing Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
WisdomTree and the Funds
WisdomTree Investments and WisdomTree Asset Management (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of any Index to track general stock market performance. WisdomTree Investments is the licensor of certain Indexes, trademarks,
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service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation. An Index’s past performance is not necessarily an indication of how the Index will perform in the future. WisdomTree Investments has contracted with an independent calculation agent to calculate each Index.
Financial Highlights
The financial highlights table is intended to help you understand each Fund’s financial performance for the past five fiscal years or, if shorter, the period since a Fund’s inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.
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Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. Dividend ex-Financials Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$64.64	$85.52	$84.43	$82.50	$75.41
Investment operations:
Net investment income[1]	2.67	3.11	3.06	2.73	2.52
Net realized and unrealized gain (loss)	29.49	(20.83)	1.05	1.96	7.31
Total from investment operations	32.16	(17.72)	4.11	4.69	9.83
Dividends and distributions to shareholders:
Net investment income	(2.65)	(3.16)	(2.96)	(2.76)	(2.69)
Capital gains	—	—	(0.06)	—	—
Tax return of capital	—	—	—	—	(0.05)
Total dividends and distributions to shareholders	(2.65)	(3.16)	(3.02)	(2.76)	(2.74)
Net asset value, end of year	$94.15	$64.64	$85.52	$84.43	$82.50
TOTAL RETURN[2]	50.69%	(21.49)%	4.99%	5.71%	13.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$555,491	$543,010	$791,069	$810,510	$903,352
Ratios to average net assets[3] of:
Expenses[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.40%	3.61%	3.57%	3.22%	3.21%
Portfolio turnover rate[5]	47%	46%	32%	34%	33%

WisdomTree U.S. ESG Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020[6]	For the Year Ended March 31, 2019[6]	For the Year Ended March 31, 2018[6,7]	For the Year Ended March 31, 2017[6,7]
Net asset value, beginning of year	$27.48	$32.29	$31.09	$27.89	$23.83
Investment operations:
Net investment income[1]	0.47	0.64	0.60	0.53	0.48
Net realized and unrealized gain (loss)	16.16	(4.62)	1.29	3.17	4.10
Total from investment operations	16.63	(3.98)	1.89	3.70	4.58
Dividends and distributions to shareholders:
Net investment income	(0.47)	(0.83)	(0.69)	(0.50)	(0.51)
Tax return of capital	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.47)	(0.83)	(0.69)	(0.50)	(0.52)
Net asset value, end of year	$43.64	$27.48	$32.29	$31.09	$27.89
TOTAL RETURN[2]	60.80%	(12.73)%	6.34%	13.31%	19.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$88,374	$72,824	$113,025	$69,946	$62,755
Ratios to average net assets of:
Expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	1.29%	1.90%	1.89%	1.75%	1.87%
Portfolio turnover rate[5]	78%	56%	22%	22%	19%
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Dividend ex-Financials Fund, the total return would have been lower if certain expenses had not been waived.
[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[6]	The information reflects the investment objective and strategy of the WisdomTree U.S. Total Market Fund through March 16, 2020 and the investment objective and strategy of the WisdomTree U.S. ESG Fund thereafter.
[7]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.
92        WisdomTree Trust Prospectus

Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. High Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$56.58	$72.49	$68.11	$68.48	$63.29
Investment operations:
Net investment income[1]	2.71	2.65	2.49	2.21	2.10
Net realized and unrealized gain (loss)	19.94	(15.81)	4.28	(0.34)	5.39
Total from investment operations	22.65	(13.16)	6.77	1.87	7.49
Dividends to shareholders:
Net investment income	(2.97)	(2.75)	(2.39)	(2.24)	(2.30)
Net asset value, end of year	$76.26	$56.58	$72.49	$68.11	$68.48
TOTAL RETURN[2]	40.97%	(18.99)%	10.15%	2.69%	12.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$774,034	$678,935	$953,276	$1,035,295	$1,263,368
Ratios to average net assets[3] of:
Expenses[4]	0.38%	0.38%	0.38%	0.38%[5]	0.38%[5]
Net investment income	4.13%	3.63%	3.55%	3.17%	3.17%
Portfolio turnover rate[6]	43%	39%	20%	17%	23%

WisdomTree U.S. LargeCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$80.95	$94.21	$88.49	$82.92	$73.42
Investment operations:
Net investment income[1]	2.72	2.72	2.54	2.22	2.04
Net realized and unrealized gain (loss)	33.57	(13.27)	5.66	5.57	9.63
Total from investment operations	36.29	(10.55)	8.20	7.79	11.67
Dividends to shareholders:
Net investment income	(2.70)	(2.71)	(2.48)	(2.22)	(2.17)
Net asset value, end of year	$114.54	$80.95	$94.21	$88.49	$82.92
TOTAL RETURN[2]	45.40%	(11.62)%	9.44%	9.44%	16.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$2,823,467	$1,849,693	$2,034,965	$1,933,552	$1,940,332
Ratios to average net assets[3] of:
Expenses[4]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.73%	2.76%	2.79%	2.54%	2.63%
Portfolio turnover rate[6]	20%	13%	11%	10%	11%
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.
[6]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
WisdomTree Trust Prospectus        93

Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. LargeCap Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]
Net asset value, beginning of year	$28.10	$31.77	$30.30	$27.14	$23.22
Investment operations:
Net investment income[2]	0.73	0.73	0.60	0.53	0.48
Net realized and unrealized gain (loss)	15.19	(3.72)	1.46	3.11	3.95
Total from investment operations	15.92	(2.99)	2.06	3.64	4.43
Dividends to shareholders:
Net investment income	(0.73)	(0.68)	(0.59)	(0.48)	(0.51)
Net asset value, end of year	$43.29	$28.10	$31.77	$30.30	$27.14
TOTAL RETURN[3]	57.11%	(9.65)%	6.93%	13.49%	19.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$510,794	$341,423	$239,851	$184,813	$130,254
Ratios to average net assets[4] of:
Expenses	0.08%	0.08%[5]	0.28%[5]	0.28%[5]	0.28%
Net investment income	2.00%	2.16%	1.94%	1.80%	1.94%
Portfolio turnover rate[6]	21%	22%	14%	17%	19%

WisdomTree U.S. MidCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]
Net asset value, beginning of year	$24.19	$35.76	$34.11	$32.50	$28.69
Investment operations:
Net investment income[2]	0.80	1.01	0.82	0.76	0.78
Net realized and unrealized gain (loss)	16.24	(11.56)	1.61	1.59	3.89
Total from investment operations	17.04	(10.55)	2.43	2.35	4.67
Dividends to shareholders:
Net investment income	(0.83)	(1.02)	(0.78)	(0.74)	(0.86)
Net asset value, end of year	$40.40	$24.19	$35.76	$34.11	$32.50
TOTAL RETURN[3]	71.52%	(30.28)%	7.21%	7.30%	16.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$2,904,494	$2,485,261	$3,733,683	$3,064,477	$2,822,559
Ratios to average net assets[4] of:
Expenses[5]	0.38%	0.38%	0.38%	0.38%[7]	0.38%[7]
Net investment income	2.55%	2.84%	2.34%	2.26%	2.56%
Portfolio turnover rate[6]	57%	33%	27%	27%	33%
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.
[2]	Based on average shares outstanding.
[3]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[6]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[7]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.
94        WisdomTree Trust Prospectus

Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. MidCap Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017[1]
Net asset value, beginning of year	$26.44	$39.30	$38.63	$35.25	$30.07
Investment operations:
Net investment income[2]	0.56	0.62	0.53	0.47	0.50
Net realized and unrealized gain (loss)	24.45	(12.83)	0.68	3.32	5.25
Total from investment operations	25.01	(12.21)	1.21	3.79	5.75
Dividends and distributions to shareholders:
Net investment income	(0.59)	(0.65)	(0.54)	(0.41)	(0.54)
Tax return of capital	—	—	—	—	(0.03)
Total dividends and distributions to shareholders	(0.59)	(0.65)	(0.54)	(0.41)	(0.57)
Net asset value, end of year	$50.86	$26.44	$39.30	$38.63	$35.25
TOTAL RETURN[3]	95.30%	(31.45)%	3.22%	10.77%[4]	19.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$706,997	$560,609	$1,098,311	$1,035,164	$794,832
Ratios to average net assets[5] of:
Expenses[6]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.49%	1.58%	1.34%	1.25%	1.54%
Portfolio turnover rate[7]	50%	41%	36%	45%	42%

WisdomTree U.S. Multifactor Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Period June 29, 2017* through March 31, 2018
Net asset value, beginning of period	$24.58	$28.98	$27.91	$24.75
Investment operations:
Net investment income[2]	0.39	0.59	0.47	0.34
Net realized and unrealized gain (loss)	13.26	(4.43)	0.97	3.09
Total from investment operations	13.65	(3.84)	1.44	3.43
Dividends to shareholders:
Net investment income	(0.40)	(0.56)	(0.37)	(0.27)
Net asset value, end of period	$37.83	$24.58	$28.98	$27.91
TOTAL RETURN[3]	55.76%	(13.43)%	5.25%	13.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$148,490	$141,308	$114,481	$5,582
Ratios to average net assets of:
Expenses	0.28%	0.28%[5,6]	0.28%[5,6]	0.28%[8]
Net investment income	1.21%	1.94%[5]	1.65%[5]	1.66%[8]
Portfolio turnover rate[7]	147%	145%	179%	143%
*	Commencement of operations.
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.
[2]	Based on average shares outstanding.
[3]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.
[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[7]	Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[8]	Annualized.
WisdomTree Trust Prospectus        95

Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. Quality Dividend Growth Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$38.85	$43.04	$40.32	$35.45	$31.25
Investment operations:
Net investment income[1]	1.07	1.09	0.97	0.78	0.73
Net realized and unrealized gain (loss)	18.27	(4.21)	2.71	4.84	4.20
Total from investment operations	19.34	(3.12)	3.68	5.62	4.93
Dividends and distributions to shareholders:
Net investment income	(1.05)	(1.07)	(0.93)	(0.75)	(0.73)
Capital gains	—	—	(0.03)	—	—
Total dividends and distributions to shareholders	(1.05)	(1.07)	(0.96)	(0.75)	(0.73)
Net asset value, end of year	$57.14	$38.85	$43.04	$40.32	$35.45
TOTAL RETURN[2]	50.24%	(7.52)%	9.25%	15.95%[3]	15.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$5,576,647	$2,723,483	$2,780,361	$2,064,305	$1,290,417
Ratios to average net assets of:
Expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.15%	2.43%	2.33%	1.99%	2.22%
Portfolio turnover rate[4]	30%	41%	29%	29%	29%

WisdomTree U.S. Quality Shareholder Yield Fund	For the Year Ended March 31, 2021*	For the Year Ended March 31, 2020*	For the Year Ended March 31, 2019*	For the Year Ended March 31, 2018*,[5]	For the Year Ended March 31, 2017*,[5]
Net asset value, beginning of year	$32.52	$42.35	$40.43	$35.13	$31.38
Investment operations:
Net investment income[1]	0.76	0.76	0.72	0.57	0.46
Net realized and unrealized gain (loss)	23.79	(9.88)	1.94	5.30	3.78
Total from investment operations	24.55	(9.12)	2.66	5.87	4.24
Dividends to shareholders:
Net investment income	(0.88)	(0.71)	(0.74)	(0.57)	(0.49)
Net asset value, end of year	$56.19	$32.52	$42.35	$40.43	$35.13
TOTAL RETURN[2]	76.07%	(21.86)%	6.70%	16.77%	13.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$58,441	$61,795	$38,113	$44,466	$59,718
Ratios to average net assets of:
Expenses	0.38%	0.38%	0.38%	0.38%[6,7]	0.38%[6]
Net investment income	1.76%	1.75%	1.73%	1.48%[6]	1.42%[6]
Portfolio turnover rate[4]	59%	101%	54%	82%	106%
*	Updated to reflect the effect of a 2-for-1 stock split on June 10, 2021.
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Quality Shareholder Yield Fund, the total return would have been lower if certain expenses had not been waived.
[3]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.
[4]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[5]	The information reflects the investment objective and strategy of the WisdomTree U.S. LargeCap Value Fund through December 17, 2017 and the investment objective and strategy of the WisdomTree U.S. Quality Shareholder Yield Fund thereafter.
[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
96        WisdomTree Trust Prospectus

Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. SmallCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]
Net asset value, beginning of year	$18.11	$27.54	$27.43	$26.88	$22.91
Investment operations:
Net investment income[2]	0.66	0.79	0.82	0.81	0.70
Net realized and unrealized gain (loss)	12.99	(9.40)	0.08	0.53	4.09
Total from investment operations	13.65	(8.61)	0.90	1.34	4.79
Dividends to shareholders:
Net investment income	(0.67)	(0.82)	(0.79)	(0.79)	(0.82)
Net asset value, end of year	$31.09	$18.11	$27.54	$27.43	$26.88
TOTAL RETURN[3]	76.76%	(32.22)%	3.25%	5.02%[4]	21.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,829,823	$1,316,919	$2,087,705	$1,965,277	$1,975,473
Ratios to average net assets[5] of:
Expenses[6]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.78%	2.94%	2.91%	2.93%	2.75%
Portfolio turnover rate[7]	53%	50%	26%	36%	44%

WisdomTree U.S. SmallCap Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017[8]
Net asset value, beginning of year	$22.38	$36.08	$35.70	$32.16	$25.69
Investment operations:
Net investment income[2]	0.44	0.51	0.58	0.37	0.31
Net realized and unrealized gain (loss)	24.85	(13.66)	0.38	3.51	6.53
Total from investment operations	25.29	(13.15)	0.96	3.88	6.84
Dividends to shareholders:
Net investment income	(0.44)	(0.55)	(0.58)	(0.34)	(0.37)
Net asset value, end of year	$47.23	$22.38	$36.08	$35.70	$32.16
TOTAL RETURN[3]	113.74%	(36.87)%	2.72%	12.09%[4]	26.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$609,327	$419,676	$736,098	$588,999	$490,370
Ratios to average net assets[5] of:
Expenses[6]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.33%	1.45%	1.56%	1.08%	1.06%
Portfolio turnover rate[7]	56%	55%	45%	48%	51%
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.
[2]	Based on average shares outstanding.
[3]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.
[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[7]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[8]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.
WisdomTree Trust Prospectus        97

Financial Highlights (concluded)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$25.02	$34.70	$34.26	$33.06	$28.17
Investment operations:
Net investment income[1]	0.94	0.80	0.88	0.76	0.74
Net realized and unrealized gain (loss)	20.92	(9.68)	0.41	1.21	4.87
Total from investment operations	21.86	(8.88)	1.29	1.97	5.61
Dividends to shareholders:
Net investment income	(0.92)	(0.80)	(0.85)	(0.77)	(0.72)
Net asset value, end of year	$45.96	$25.02	$34.70	$34.26	$33.06
TOTAL RETURN[2]	88.65%	(26.22)%	3.81%	5.97%	20.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$187,733	$73,802	$119,699	$101,060	$102,498
Ratios to average net assets of:
Expenses	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.67%	2.29%	2.47%	2.24%	2.35%
Portfolio turnover rate[3]	83%	51%	42%	51%	56%

WisdomTree U.S. Total Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$78.39	$94.61	$89.11	$84.04	$74.24
Investment operations:
Net investment income[1]	2.65	2.76	2.56	2.27	2.07
Net realized and unrealized gain (loss)	34.59	(16.24)	5.41	5.05	9.97
Total from investment operations	37.24	(13.48)	7.97	7.32	12.04
Dividends to shareholders:
Net investment income	(2.66)	(2.74)	(2.47)	(2.25)	(2.24)
Net asset value, end of year	$112.97	$78.39	$94.61	$89.11	$84.04
TOTAL RETURN[2]	48.15%	(14.75)%	9.10%	8.76%[4]	16.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$875,531	$634,956	$648,103	$579,232	$571,504
Ratios to average net assets of:
Expenses	0.28%	0.28%[5,6]	0.28%[5,6]	0.28%[5,6,7]	0.28%[5,6,7]
Net investment income	2.73%	2.82%[5]	2.78%[5]	2.56%[5]	2.63%[5]
Portfolio turnover rate[3]	22%	16%	11%	11%	12%
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Total Dividend Fund, the total return would have been lower if certain expenses had not been waived.
[3]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.
[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[7]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.
98        WisdomTree Trust Prospectus

WisdomTree Trust
245 Park Avenue, 35th Floor
New York, NY 10167

The Funds’ current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.
Additional information about the Funds’ investments is or will be available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.
To make shareholder inquiries, for more detailed information on the Funds, or to request the SAI or annual or semi-annual shareholder reports, as applicable, free of charge, please:
Call:	1-866-909-9473 Monday through Friday 9:00 a.m. to 5:30 p.m. (Eastern time)	Write:	WisdomTree Trust c/o Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Visit:	www.wisdomtree.com
Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
© 2021 WisdomTree Trust
WisdomTree Funds are distributed in the U.S. by
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
WisdomTree® is a registered mark of WisdomTree Investments, Inc.
INVESTMENT COMPANY ACT FILE NO. 811-21864
WIS-PR-003-0821

Prospectus
August 1, 2021
THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
International Equity ETFs
WisdomTree Trust
WisdomTree International Equity ETFs*
Developed World ex-U.S.
International Equity Fund (DWM)
International High Dividend Fund (DTH)
International LargeCap Dividend Fund (DOL)
International MidCap Dividend Fund (DIM)
International SmallCap Dividend Fund (DLS)
International Dividend ex-Financials Fund (DOO)
International Quality Dividend Growth Fund (IQDG)
International Multifactor Fund (DWMF)
Europe Quality Dividend Growth Fund (EUDG)
Europe SmallCap Dividend Fund (DFE)
Japan SmallCap Dividend Fund (DFJ)
Currency Hedged Equity
Japan Hedged Equity Fund (DXJ)
Japan Hedged SmallCap Equity Fund (DXJS)
Europe Hedged Equity Fund (HEDJ)
Europe Hedged SmallCap Equity Fund (EUSC)
Germany Hedged Equity Fund (DXGE)
International Hedged Quality Dividend Growth Fund (IHDG)
Global/Global ex-U.S.
Global High Dividend Fund (DEW)
Global ex-U.S. Quality Dividend Growth Fund (DNL)
Global ex-U.S. Real Estate Fund (DRW)
Emerging/Frontier Markets
Emerging Markets High Dividend Fund (DEM)
Emerging Markets SmallCap Dividend Fund (DGS)
Emerging Markets Quality Dividend Growth Fund (DGRE)
Emerging Markets Multifactor Fund (EMMF)
Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
India Earnings Fund (EPI)
India ex-State-Owned Enterprises Fund (IXSE)
China ex-State-Owned Enterprises Fund (CXSE)
Megatrend
Growth Leaders Fund (PLAT)
*	Principal U.S. Listing Exchange: NYSE Arca, Inc. (except DXJS, DXGE, CXSE and DGRE are listed on NASDAQ and IQDG is listed on Cboe BZX Exchange, Inc.)

WisdomTree Trust

WisdomTree International Equity Fund

Investment Objective
The WisdomTree International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 49	$ 154	$ 269	$ 604
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of companies in the industrialized world, excluding Canada and the United States, that pay regular cash dividends. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) average daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.
2        WisdomTree Trust Prospectus

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the financials sector comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
WisdomTree Trust Prospectus        3

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Funds (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in companies organized in Japan and Europe, although this may change from time to time.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
4        WisdomTree Trust Prospectus

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 8.64%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	12.89%	4Q/2020
Lowest Return	(25.52)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from
WisdomTree Trust Prospectus        5

those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree International Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(1.94)%	5.10%	4.47%
Return After Taxes on Distributions	(2.55)%	4.31%	3.57%
Return After Taxes on Distributions and Sale of Fund Shares	(0.65)%	3.94%	3.40%
WisdomTree International Equity Index (Reflects no deduction for fees, expenses or taxes)	(1.99)%	5.38%	4.66%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	7.82%	7.45%	5.51%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
6        WisdomTree Trust Prospectus

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
WisdomTree Trust Prospectus        7

WisdomTree International High Dividend Fund

Investment Objective
The WisdomTree International High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $200 million; (iv) average daily dollar trading volume of at least $200,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six
8        WisdomTree Trust Prospectus

months. Securities eligible for inclusion in the Index are ranked by dividend yield as adjusted by a composite risk score based on fundamental valuation, quality and momentum characteristics. Securities ranking in the highest 30% by dividend yield and top 80% by composite risk score are selected for inclusion in the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual Index screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.
Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, security, sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the financials sector comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or
WisdomTree Trust Prospectus        9

specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Funds (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in companies organized in Europe and Japan, although this may change from time to time.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading
10        WisdomTree Trust Prospectus

in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 8.33%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	14.44%	4Q/2020
Lowest Return	(29.07)%	1Q/2020
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After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree International High Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(7.05)%	3.89%	3.56%
Return After Taxes on Distributions	(7.89)%	2.90%	2.45%
Return After Taxes on Distributions and Sale of Fund Shares	(3.59)%	3.00%	2.65%
WisdomTree International High Dividend Index (Reflects no deduction for fees, expenses or taxes)	(6.56)%	4.18%	3.82%
MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)	(2.63)%	4.20%	3.37%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree International LargeCap Dividend Fund

Investment Objective
The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 49	$ 154	$ 269	$ 604
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States. The Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree International Equity Index, as of the annual Index screening date. As of June 30, 2021, the Index had a market capitalization range from $7.8 billion to $395 billion, with an average market capitalization of $47 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal,
14        WisdomTree Trust Prospectus

Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) average daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.
Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the financials and health care sectors comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Large-Capitalization Investing Risk. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree Trust Prospectus        15

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Funds (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in companies organized in Japan and Europe, although this may change from time to time.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
16        WisdomTree Trust Prospectus

■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the health care sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 8.90%.
WisdomTree Trust Prospectus        17

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	12.49%	4Q/2020
Lowest Return	(24.30)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree International LargeCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(2.74)%	4.77%	3.96%
Return After Taxes on Distributions	(3.32)%	3.97%	3.05%
Return After Taxes on Distributions and Sale of Fund Shares	(1.08)%	3.70%	3.00%
WisdomTree International LargeCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	(2.54)%	4.99%	4.19%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	7.82%	7.45%	5.51%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
18        WisdomTree Trust Prospectus

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
WisdomTree Trust Prospectus        19

WisdomTree International MidCap Dividend Fund

Investment Objective
The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States. The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree International Equity Index, as of the annual Index screening date, after the 300 largest companies have been removed. As of June 30, 2021, the Index had a market capitalization range from $1.2 billion to $40.5 billion, with an average market capitalization of $6.5 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland,
20        WisdomTree Trust Prospectus

France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) average daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.
Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the financials and industrials sectors comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Mid-Capitalization Investing Risk. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree Trust Prospectus        21

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Funds (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in companies organized in Japan and Europe, although this may change from time to time.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
22        WisdomTree Trust Prospectus

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 7.92%.
WisdomTree Trust Prospectus        23

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	15.02%	4Q/2020
Lowest Return	(28.48)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree International MidCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(0.33)%	5.84%	5.36%
Return After Taxes on Distributions	(0.95)%	5.17%	4.59%
Return After Taxes on Distributions and Sale of Fund Shares	0.22%	4.56%	4.15%
WisdomTree International MidCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	0.58%	6.40%	5.72%
MSCI EAFE Mid Cap Index (Reflects no deduction for fees, expenses or taxes)	10.57%	8.33%	6.77%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
24        WisdomTree Trust Prospectus

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
WisdomTree Trust Prospectus        25

WisdomTree International SmallCap Dividend Fund

Investment Objective
The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree International Equity Index, as of the annual Index screening date, after the 300 largest companies have been removed. As of June 30, 2021, the Index had a market capitalization range from $106 million to $5.8 billion, with an average market capitalization of $1 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland,
26        WisdomTree Trust Prospectus

France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) average daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.
Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the industrials and financials sectors comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree Trust Prospectus        27

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Funds (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in companies organized in Japan and Europe including the United Kingdom, although this may change from time to time.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
28        WisdomTree Trust Prospectus

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 10.66%.
WisdomTree Trust Prospectus        29

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	16.23%	2Q/2020
Lowest Return	(31.83)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree International SmallCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(1.23)%	6.56%	6.38%
Return After Taxes on Distributions	(1.82)%	5.90%	5.62%
Return After Taxes on Distributions and Sale of Fund Shares	(0.29)%	5.20%	5.05%
WisdomTree International SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	0.07%	7.44%	7.03%
MSCI EAFE Small Cap Index (Reflects no deduction for fees, expenses or taxes)	12.34%	9.40%	7.85%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
30        WisdomTree Trust Prospectus

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
WisdomTree Trust Prospectus        31

WisdomTree International Dividend ex-Financials Fund

Investment Objective
The WisdomTree International Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of high dividend-yielding international common stocks outside the financials sector. Constituent companies are selected from the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States. The Index is comprised of the 10 highest dividend-yielding companies in each sector except financials, selected from the 300 largest companies by market value within the WisdomTree International Equity Index as of the annual Index screening date. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal,
32        WisdomTree Trust Prospectus

Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) average daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.
Components in the Index are weighted by dividend yield at the time of the International Weighting Date (i.e., a component company’s weight in the Index is equal to its dividend yield divided by the sum of all the dividend yields for all the component companies in the Index.) A company’s dividend yield is determined by dividing the company’s dividend per share by its stock price per share. Companies with a higher dividend yield are more heavily weighted. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, health care, industrials, information technology, materials, communication services, real estate and utilities. The financials sector is excluded from the Index. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the materials sector comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global
WisdomTree Trust Prospectus        33

pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Funds (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in companies organized in Europe and Japan, although this may change from time to time.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
34        WisdomTree Trust Prospectus

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Materials Sector Risk. The Fund currently invests a significant portion of its assets in the basic materials sector. This sector includes, for example, metals and mining, chemicals and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 8.74%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	14.37%	3Q/2013
Lowest Return	(25.42)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
WisdomTree Trust Prospectus        35

Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree International Dividend ex-Financials Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(1.16)%	5.25%	3.41%
Return After Taxes on Distributions	(2.05)%	4.31%	2.45%
Return After Taxes on Distributions and Sale of Fund Shares	(0.16)%	4.04%	2.61%
WisdomTree Dividend ex-Financials Index (Reflects no deduction for fees, expenses or taxes)	(0.84)%	5.58%	3.67%
MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)	(2.63)%	4.20%	3.37%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational
36        WisdomTree Trust Prospectus

training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
WisdomTree Trust Prospectus        37

WisdomTree International Quality Dividend Growth Fund

Investment Objective
The WisdomTree International Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Quality Dividend Growth Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.42%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 43	$ 135	$ 235	$ 530
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index consists of dividend-paying common stocks with growth characteristics of companies in the industrialized world, excluding Canada and the United States. The Index is generally comprised of the 300 companies in the WisdomTree International Equity Index with the best combined rank of certain growth and quality factors: specifically long-term earnings growth expectations, return on equity, and return on assets. The WisdomTree International Equity Index is a fundamentally weighted index that is comprised of companies that pay regular cash dividends. To be eligible for inclusion in the WisdomTree International Equity Index a company must be incorporated in and list its shares on the major stock exchange in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain,
38        WisdomTree Trust Prospectus

Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong, or Singapore. Currently a significant portion of the Index is comprised of companies organized in Japan and the United Kingdom, although this may change from time to time.
To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $1 billion; (iii) an earnings yield that is greater than its dividend yield; (iv) average daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. Eligible companies are ranked according to a rules-based calculation based on the following three factors, weighted as follows: long-term earnings growth expectations (50%), the historical three-year average return on equity (25%), and the historical three-year average return on assets (25%). The top 300 ranked companies are selected for inclusion in the Index.
Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5% and the maximum weight of any one sector or country in the Index is capped at 20% (with the exception of the real estate sector, which is capped at 15%); however, security, sector and country weights may fluctuate above their specified caps in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the health care and materials sectors comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.
WisdomTree Trust Prospectus        39

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of foreign currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Funds (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in companies organized in Japan and Europe, particularly the United Kingdom, although this may change from time to time.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
40        WisdomTree Trust Prospectus

■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the health care sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Materials Sector Risk. The Fund currently invests a significant portion of its assets in the basic materials sector. This sector includes, for example, metals and mining, chemicals and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s
WisdomTree Trust Prospectus        41

performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 9.97%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	16.72%	2Q/2020
Lowest Return	(18.58)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree International Quality Dividend Growth Fund	1 Year	Since Inception April 7, 2016
Return Before Taxes Based on NAV	16.64%	10.53%
Return After Taxes on Distributions	16.24%	10.17%
Return After Taxes on Distributions and Sale of Fund Shares	10.25%	8.38%
WisdomTree International Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)	16.97%	10.90%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	7.82%	9.18%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
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Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as Cboe BZX Exchange, Inc., and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
WisdomTree Trust Prospectus        43

WisdomTree International Multifactor Fund

Investment Objective
The WisdomTree International Multifactor Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund, an exchange traded fund (“ETF”), is actively managed using a model-based approach.
The Fund seeks to achieve its investment objective by investing primarily in equity securities of developed markets, excluding the United States and Canada, that exhibit certain characteristics that the investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree”), believes to be indicative of positive future returns based on a model developed by WisdomTree. WisdomTree seeks to identify equity securities of developed countries, excluding the United States and Canada, that have the highest potential for returns based on proprietary measures of fundamental factors, such as value and quality, and technical factors, such as momentum and correlation. WisdomTree employs a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. At a minimum, the Fund’s portfolio will be rebalanced quarterly according to WisdomTree’s quantitative model, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary.
WisdomTree seeks to manage the Fund’s currency risk by dynamically hedging currency fluctuations in the relative value of the applicable foreign currencies against the U.S. dollar, ranging from a 0% to 100% hedge. The hedge ratios on such foreign currencies are adjusted as frequently as weekly utilizing signals such as interest rate differentials, momentum, and value. The Fund uses forward currency contracts and/or futures contracts to the extent foreign currencies are hedged.
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Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of developed markets, excluding the United States and Canada. The Fund generally expects to invest in large and mid-capitalization companies, but the Fund may also invest in small-capitalization companies.
WisdomTree uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Fund: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the financials sector comprised a significant portion of the Fund.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.
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■	Currency Exchange Rate Risk. The Fund’s strategies associated with currency hedging may not be successful. Further, in order to minimize transaction costs, or for other reasons, the Fund’s exposure to the non-U.S. currencies may not be hedged to the extent indicated by any or all of the quantitative signals. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly, unpredictably, and without warning and may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Funds (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Derivatives Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency exchange rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the futures contracts at any particular time.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in companies organized in Japan, although this may change from time to time.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Hedging Risk. Derivatives used by the Fund to offset its exposure to foreign currencies may not perform as intended. There can be no assurance that the Fund’s hedging transactions will be effective. The value of an investment in the Fund could be significantly and negatively impacted if foreign currencies appreciate at the same time that the value of the Fund's equity holdings fall.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform
46        WisdomTree Trust Prospectus

securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Models and Data Risk. While the Fund is actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.
■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of a relevant broad-based securities index. In addition, performance is shown for another index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 7.59%.
WisdomTree Trust Prospectus        47

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	11.58%	2Q/2020
Lowest Return	(18.06)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree International Multifactor Fund	1 Year	Since Inception August 10, 2018
Return Before Taxes Based on NAV	(0.74)%	2.68%
Return After Taxes on Distributions	(1.08)%	2.26%
Return After Taxes on Distributions and Sale of Fund Shares	0.05%	2.21%
MSCI EAFE Local Currency Index (Reflects no deduction for fees, expenses or taxes)	0.84%	3.65%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	7.82%	6.74%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
48        WisdomTree Trust Prospectus

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
WisdomTree Trust Prospectus        49

WisdomTree Europe Quality Dividend Growth Fund

Investment Objective
The WisdomTree Europe Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index consists of dividend-paying common stocks of companies with growth characteristics that are incorporated and listed on a stock exchange in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland or the United Kingdom. Currently a significant portion of the Index is comprised of companies organized in the United Kingdom, France, and Germany, although this may change from time to time. The Index is a fundamentally weighted index that is generally comprised of the 300 companies with the best combined rank of certain growth and quality factors: specifically long-term earnings growth expectations, return on equity, and return on assets. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii)
50        WisdomTree Trust Prospectus

market capitalization of at least $1 billion; (iii) average daily dollar trading volume of at least $200,000 for each of the preceding three months; (iv) trading of at least 250,000 shares per month for each of the preceding six months; and (v) an earnings yield greater than the dividend yield.
Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5% and the maximum weight of any one sector or country in the Index is capped at 20% and 25%, respectively (with the exception of the real estate sector, which is capped at 15%); however, security, sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the consumer staples, health care and industrials sectors comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Geographic Concentration in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (“EU”), many are also members of the European Economic and Monetary Union (“EMU”), and most EMU members are part of the euro zone, a group of EMU countries that share the euro as their common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The United Kingdom formally exited the EU on January 31, 2020 (known as “Brexit”), and entered into an 11-month transition period which ended on December 31, 2020 at which time the United Kingdom left the EU single market and customs union under the terms of a new trade agreement. The trade agreement governs the relationship between the United Kingdom and EU with respect to trading goods and services but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. As a result of the uncertain consequences of Brexit, the economies of the United Kingdom and Europe, as well as the broader global economy, could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the United Kingdom, Europe and globally. Any or all of these consequences could potentially have an adverse effect on the value of the Fund’s investments. The Fund currently invests a significant portion of its assets in companies organized in the United Kingdom, France and Germany, although this may change from time to time.
WisdomTree Trust Prospectus        51

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the consumer staples sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Funds (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of
52        WisdomTree Trust Prospectus

loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the health care sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
WisdomTree Trust Prospectus        53

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 11.72%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	16.23%	2Q/2020
Lowest Return	(20.01)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree Europe Quality Dividend Growth Fund	1 Year	5 Years	Since Inception May 7, 2014
Return Before Taxes Based on NAV	12.04%	8.69%	5.21%
Return After Taxes on Distributions	11.61%	8.29%	4.83%
Return After Taxes on Distributions and Sale of Fund Shares	7.56%	6.93%	4.13%
WisdomTree Europe Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)	12.43%	9.23%	5.73%
MSCI Europe Index (Reflects no deduction for fees, expenses or taxes)	5.38%	6.78%	2.89%
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Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
WisdomTree Trust Prospectus        55

WisdomTree Europe SmallCap Dividend Fund

Investment Objective
The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of the small-capitalization segment of the European dividend-paying market. Constituent companies are selected from the WisdomTree Europe Dividend Index, which defines the dividend-paying universe of companies in Europe. The Index is comprised of the companies that compose the bottom 25% (bottom 30% with respect to a company to be deleted) of the market capitalization of the WisdomTree Europe Dividend Index after the 300 largest companies have been removed. As of June 30, 2021, the Index had a market capitalization range from $217 million to $3.5 billion, with an average market capitalization of $1.3 billion. To be eligible for inclusion in the WisdomTree Europe Dividend Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation and exchange listing in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway,
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Portugal, Spain, Sweden, Switzerland, or the United Kingdom (“Europe”); (ii) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) average daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.
Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the financials and industrials sectors comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Geographic Concentration in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (“EU”), many are also members of the European Economic and Monetary Union (“EMU”), and most EMU members are part of the euro zone, a group of EMU countries that share the euro as their common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The United Kingdom formally exited the EU on January 31, 2020 (known as “Brexit”), and entered into an 11-month transition period which ended on December 31, 2020 at which time the United Kingdom left the EU single market and customs union under the terms of a new trade agreement. The trade agreement governs the relationship between the United Kingdom and EU with respect to trading goods and services but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. As a result of the uncertain consequences of Brexit, the economies of the United Kingdom and Europe, as well as the broader global economy, could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the United Kingdom, Europe and globally. Any or all of these consequences could potentially have an adverse effect on the value of the Fund’s investments. The Fund currently invests a significant portion of its assets in companies organized in the United Kingdom, although this may change from time to time.
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■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Funds (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
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■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions.
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The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 14.73%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	22.22%	4Q/2020
Lowest Return	(36.36)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree Europe SmallCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	2.81%	6.62%	8.08%
Return After Taxes on Distributions	2.19%	5.94%	7.36%
Return After Taxes on Distributions and Sale of Fund Shares	2.11%	5.25%	6.54%
WisdomTree Europe SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	3.73%	7.13%	8.79%
MSCI Europe Small Cap Index (Reflects no deduction for fees, expenses or taxes)	14.00%	9.36%	8.82%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
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Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree Japan SmallCap Dividend Fund

Investment Objective
The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of dividend-paying small capitalization companies in Japan. As of June 30, 2021, the Index had a market capitalization range from $110 million to $8.6 billion, with an average market capitalization of $1 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in Japan; (ii) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) average daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The Index is then created by removing the 300 largest companies by market capitalization from the list of eligible companies, as of the annual Index screening date.
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Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 2% and the maximum weight of any one sector in the Index is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, security and/or sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the industrials and consumer discretionary sectors comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, could also have a negative impact on the Japanese economy as a whole. Currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention could cause the yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
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■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Japanese yen will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Funds (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
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■	Geopolitical Risk. Japan has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of Japan) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
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The Fund’s year-to-date total return as of June 30, 2021 was 2.97%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	13.27%	1Q/2013
Lowest Return	(21.18)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree Japan SmallCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(0.06)%	7.08%	7.17%
Return After Taxes on Distributions	(0.55)%	6.71%	6.80%
Return After Taxes on Distributions and Sale of Fund Shares	0.52%	5.67%	5.85%
WisdomTree Japan SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	0.41%	7.87%	8.01%
MSCI Japan Small Cap Index (Reflects no deduction for fees, expenses or taxes)	6.45%	8.55%	8.13%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
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Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree Japan Hedged Equity Fund

Investment Objective
The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index (the “Index”). The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 49	$ 154	$ 269	$ 604
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese yen relative to the U.S. dollar. The Index consists of dividend-paying companies incorporated in Japan and traded on the Tokyo Stock Exchange that derive less than 80% of their revenue from sources in Japan. By excluding companies that derive 80% or more of their revenue from Japan, the Index is tilted towards companies with a more significant global revenue base. The companies included in the Index typically have greater exposure to the value of global currencies and, in many cases, their business prospects historically have improved when the value of the yen has declined and have weakened when the value of the yen has increased. To
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be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $100 million; (iii) average daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) trading of at least 250,000 shares per month for each of the preceding six months.
Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any single security in the Index is capped at 5% and the maximum weight of any one sector in the Index is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, security and/or sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the industrials, consumer discretionary and financials sectors comprised a significant portion of the Index.
The Index “hedges” against fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment when the yen is weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment when the yen is rising relative to the U.S. dollar. The Index applies an applicable published one-month currency forward rate to the total equity exposure to Japan to hedged against fluctuations in the relative value of the Japanese yen against the U.S. dollar.
Forward currency contracts or futures contracts are used to offset the Fund’s exposure to the Japanese yen. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the yen. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations between the yen and the U.S. dollar.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting
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its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, could also have a negative impact on the Japanese economy as a whole. Currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention could cause the yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
■	Hedging Risk. Derivatives used by the Fund to offset its exposure to foreign currencies represented in the Index may not perform as intended. There can be no assurance that the Fund’s hedging transactions will be effective. The value of an investment in the Fund could be significantly and negatively impacted if foreign currencies represented in the Index appreciate at the same time that the value of the Fund’s equity holdings fall.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.
■	Currency Exchange Rate Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the Japanese yen against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs, or for other reasons, the Fund’s exposure to the yen may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
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■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Funds (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Derivatives Risk. The Fund invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the futures contracts at any particular time.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Geopolitical Risk. Japan has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of Japan) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials
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sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 13.41%.
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Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	18.19%	1Q/2013
Lowest Return	(21.42)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree Japan Hedged Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	2.66%	3.88%	7.36%
Return After Taxes on Distributions	2.22%	3.46%	6.53%
Return After Taxes on Distributions and Sale of Fund Shares	2.19%	3.14%	5.88%
WisdomTree Japan Hedged Equity Index (Reflects no deduction for fees, expenses or taxes)	3.12%	4.54%	7.96%
MSCI Japan Local Currency Index (Reflects no deduction for fees, expenses or taxes)	8.76%	5.38%	9.09%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
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The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree Japan Hedged SmallCap Equity Fund

Investment Objective
The WisdomTree Japan Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a dividend weighted index designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Index consists of dividend-paying small capitalization companies incorporated in Japan and traded on the Tokyo Stock Exchange. As of June 30, 2021, the Index had a market capitalization range from $109 million to $8.6 billion, with an average market capitalization of $1 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporated in Japan and traded on the Tokyo Stock Exchange; (ii) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) average daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six
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months. The 300 largest companies by market capitalization are then removed from the list of eligible companies, as of the annual Index screening date.
Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any single security in the Index is capped at 2% and the maximum weight of any one sector in the Index is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, security and/or sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the industrials and consumer discretionary sectors comprised a significant portion of the Index.
The Index “hedges” against fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Index is designed to have higher returns than an equivalent unhedged investment when the yen is weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment when the yen is rising relative to the U.S. dollar. The Index applies an applicable published one-month currency forward rate to the total equity exposure to Japan to hedge against fluctuations in the relative value of the Japanese yen against the U.S. dollar.
Forward currency contracts or futures contracts are used to offset the Fund’s exposure to the Japanese yen. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the yen. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations between the yen and the U.S. dollar.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, could also have a negative impact on the Japanese economy as a whole. Currency fluctuations may also adversely impact the
76        WisdomTree Trust Prospectus

Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention could cause the yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
■	Hedging Risk. Derivatives used by the Fund to offset its exposure to foreign currencies represented in the Index may not perform as intended. There can be no assurance that the Fund’s hedging transactions will be effective. The value of an investment in the Fund could be significantly and negatively impacted if foreign currencies represented in the Index appreciate at the same time that the value of the Fund’s equity holdings fall.
■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.
■	Currency Exchange Rate Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the Japanese yen against the U.S. dollar. These strategies may not be successful. In order to minimize
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transaction costs, or for other reasons, the Fund’s exposure to the yen may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Funds (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Derivatives Risk. The Fund invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the futures contracts at any particular time.
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Geopolitical Risk. Japan has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of Japan) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery,
78        WisdomTree Trust Prospectus

transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 10.50%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	17.76%	4Q/2016
Lowest Return	(21.42)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
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Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree Japan Hedged SmallCap Equity Fund	1 Year	5 Years	Since Inception June 28, 2013
Return Before Taxes Based on NAV	(4.64)%	5.11%	9.04%
Return After Taxes on Distributions	(5.24)%	4.70%	8.28%
Return After Taxes on Distributions and Sale of Fund Shares	(2.18)%	4.07%	7.19%
WisdomTree Japan Hedged SmallCap Equity Index (Reflects no deduction for fees, expenses or taxes)	(3.84)%	5.84%	9.90%
MSCI Japan Small Cap Local Currency Index (Reflects no deduction for fees, expenses or taxes)	1.13%	5.28%	9.68%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NASDAQ, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related
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to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree Europe Hedged Equity Fund

Investment Objective
The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a dividend weighted index designed to provide exposure to European equity securities, particularly shares of European exporters, while at the same time neutralizing exposure to fluctuations between the value of the U.S. dollar and the euro. Shares of European exporters stand to benefit from weakness in the value of the euro as this decreases the relative cost of the goods and services they are exporting. The Index consists of those dividend-paying companies within the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States, that are organized and domiciled under the laws of a European country, trade in euros, have at least $1 billion in market capitalization, and derive at least 50% of their revenue from countries outside of Europe. Countries historically represented in the Index include: Germany, France, the Netherlands, Spain, Belgium, Finland, Italy, Portugal, Austria and Ireland. To
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be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (ii) average daily dollar trading volume of at least $100,000 for the preceding three months; and (iii) trading of at least 250,000 shares per month for each of the preceding six months.
Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any single security in the Index is capped at 5% and the maximum weight of any one sector and any one country in the Index is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, security, sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the consumer staples, materials and industrials sectors comprised a significant portion of the Index.
The Index “hedges” against fluctuations in the relative value of the euro against the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment when the U.S. dollar is going up in value relative to the euro. Conversely, the Index is designed to have lower returns than an equivalent un-hedged investment when the U.S. dollar is falling in value relative to the euro. The Index applies an applicable published one-month currency forward rate to the total equity exposure of each country in the Index to hedge against fluctuations in the relative value of the euro against the U.S. dollar. If a country that had previously adopted the euro as its official currency were to revert back to its local currency, the country would remain in the Index and the Index would be hedged in such local currency as soon as practicable after forward rates become available for such currency.
Forward currency contracts or futures contracts are used to offset the Fund’s exposure to the euro. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the euro. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations of the euro relative to the U.S. dollar.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (“EU”), many are also members of the European Economic and Monetary Union (“EMU”), and most EMU members are part of the euro zone, a
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group of EMU countries that share the euro as their common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The United Kingdom formally exited the EU on January 31, 2020 (known as “Brexit”), and entered into an 11-month transition period which ended on December 31, 2020 at which time the United Kingdom left the EU single market and customs union under the terms of a new trade agreement. The trade agreement governs the relationship between the United Kingdom and EU with respect to trading goods and services but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. As a result of the uncertain consequences of Brexit, the economies of the United Kingdom and Europe, as well as the broader global economy, could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the United Kingdom, Europe and globally. Any or all of these consequences could potentially have an adverse effect on the value of the Fund’s investments. The Fund currently invests a significant portion of its assets in companies organized in France, Germany and the Netherlands, although this may change from time to time.
■	Hedging Risk. Derivatives used by the Fund to offset its exposure to foreign currencies represented in the Index may not perform as intended. There can be no assurance that the Fund’s hedging transactions will be effective. The value of an investment in the Fund could be significantly and negatively impacted if foreign currencies represented in the Index appreciate at the same time that the value of the Fund’s equity holdings fall.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
■	Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the consumer staples sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.
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■	Currency Exchange Rate Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the euro against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs, or for other reasons, the Fund’s exposure to the euro may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Derivatives Risk. The Fund invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the futures contracts at any particular time.
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
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■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Materials Sector Risk. The Fund currently invests a significant portion of its assets in the basic materials sector. This sector includes, for example, metals and mining, chemicals and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s name and objective changed effective August 29, 2012. Fund performance prior to August 29, 2012 reflects the investment objective of the Fund when it was the WisdomTree International Hedged Equity Fund and tracked the performance, before fees and expenses, of the WisdomTree DEFA International Hedged Equity Index.
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The Fund’s year-to-date total return as of June 30, 2021 was 16.03%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	18.19%	1Q/2015
Lowest Return	(26.33)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree Europe Hedged Equity Fund*	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(2.90)%	6.79%	7.30%
Return After Taxes on Distributions	(3.42)%	6.29%	6.43%
Return After Taxes on Distributions and Sale of Fund Shares	(1.19)%	5.39%	5.73%
WisdomTree DEFA Intl Hedged Equity/Europe Hedged Equity Spliced Index** (Reflects no deduction for fees, expenses or taxes)	(2.32)%	7.27%	7.73%
MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index*** (Reflects no deduction for fees, expenses or taxes)	(1.00)%	4.95%	6.38%
* The Fund’s objective changed effective August 29, 2012. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA International Hedged Equity Index. As of August 29, 2012, the Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index.
** Reflects performance of the WisdomTree DEFA International Hedged Equity Index prior to August 29, 2012 and the WisdomTree Europe Hedged Equity Index thereafter.
*** Reflects performance of the MSCI EAFE Local Currency Index prior to August 29, 2012 and the MSCI EMU Local Currency Index thereafter.
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
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Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree Europe Hedged SmallCap Equity Fund

Investment Objective
The WisdomTree Europe Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged SmallCap Equity Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a dividend weighted index designed to provide exposure to small cap equity securities within Europe, while at the same time neutralizing exposure to fluctuations between the value of the euro and the U.S. dollar. The Index consists of the dividend-paying companies within the bottom 10% of the total market capitalization of the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States, that trade in euros and are domiciled (i.e., maintain their principal place of business) in and list their shares on a stock exchange in a European country, such as Austria, Belgium, Finland, France, Germany, Ireland, Italy, Netherlands, Portugal or Spain. As of June 30, 2021, the Index had a market capitalization range from $280 million to $16.4 billion, with an average market capitalization of $3.3 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual
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Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $100 million; (iii) average daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) trading of at least 250,000 shares per month for each of the preceding six months.
Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any single security is capped at 2% and the maximum weight of any one sector and any one country is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, security, sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the industrials sector comprised a significant portion of the Index.
The Index “hedges” against fluctuations in the relative value of the euro against the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment when the U.S. dollar is going up in value relative to the euro. Conversely, the Index is designed to have lower returns than an equivalent un-hedged investment when the U.S. dollar is falling in value relative to the euro. The Index applies an applicable published one-month currency forward rate to the total equity exposure of each country in the Index to hedge against fluctuations in the relative value of the euro against the U.S. dollar. If a country that had previously adopted the euro as its official currency were to revert back to its local currency, the country would remain in the Index and the Index would be hedged in such local currency as soon as practicable after forward rates become available for such currency.
Forward currency contracts or futures contracts are used to offset the Fund’s exposure to the euro. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the euro. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations of the euro relative to the U.S. dollar.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Geographic Concentration in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (“EU”), many are also members of the European Economic and Monetary Union (“EMU”), and most EMU members are part of the euro zone, a
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group of EMU countries that share the euro as their common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The United Kingdom formally exited the EU on January 31, 2020 (known as “Brexit”), and entered into an 11-month transition period which ended on December 31, 2020 at which time the United Kingdom left the EU single market and customs union under the terms of a new trade agreement. The trade agreement governs the relationship between the United Kingdom and EU with respect to trading goods and services but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. As a result of the uncertain consequences of Brexit, the economies of the United Kingdom and Europe, as well as the broader global economy, could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the United Kingdom, Europe and globally. Any or all of these consequences could potentially have an adverse effect on the value of the Fund’s investments. The Fund currently invests a significant portion of its assets in companies organized in Italy and Germany, although this may change from time to time.
■	Hedging Risk. Derivatives used by the Fund to offset its exposure to foreign currencies represented in the Index may not perform as intended. There can be no assurance that the Fund’s hedging transactions will be effective. The value of an investment in the Fund could be significantly and negatively impacted if foreign currencies represented in the Index appreciate at the same time that the value of the Fund’s equity holdings fall.
■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
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■	Currency Exchange Rate Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the euro against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs, or for other reasons, the Fund’s exposure to the euro may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Derivatives Risk. The Fund invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the futures contracts at any particular time.
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
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■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 14.89%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	15.75%	2Q/2020
Lowest Return	(28.76)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans
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or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree Europe Hedged SmallCap Equity Fund	1 Year	5 Years	Since Inception March 4, 2015
Return Before Taxes Based on NAV	(2.34)%	7.46%	7.03%
Return After Taxes on Distributions	(2.91)%	7.08%	6.47%
Return After Taxes on Distributions and Sale of Fund Shares	(0.61)%	6.08%	5.65%
WisdomTree Europe Hedged SmallCap Equity Index (Reflects no deduction for fees, expenses or taxes)	(1.80)%	7.63%	7.16%
MSCI EMU Small Cap Local Currency Index (Reflects no deduction for fees, expenses or taxes)	5.49%	7.45%	7.59%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree Germany Hedged Equity Fund

Investment Objective
The WisdomTree Germany Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Hedged Equity Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 49	$ 154	$ 269	$ 604
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a dividend weighted index designed to provide exposure to Germany equity markets while at the same time neutralizing exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Index consists of dividend-paying companies incorporated in Germany that trade primarily on German Exchanges and derive less than 80% of their revenue from sources in Germany. By excluding companies that derive 80% or more of their revenue from Germany, the Index is tilted towards companies with a more significant global revenue base. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $1 billion; (iii) average daily dollar trading volume of at least $100,000 for the
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preceding three months; and (iv) trading of at least 250,000 shares per month for each of the preceding six months.
Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any one sector in the Index is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the consumer discretionary and industrials sectors comprised a significant portion of the Index.
The Index “hedges” against fluctuations in the relative value of the euro against the U.S. dollar. The Index is designed to have higher returns than an equivalent unhedged investment when the euro is weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment when the euro is rising relative to the U.S. dollar. The Index applies an applicable published one-month currency forward rate to the total equity exposure to Germany to hedge against fluctuations in the relative value of the euro against the U.S. dollar.
Forward currency contracts or futures contracts are used to offset the Fund’s exposure to the euro. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the euro. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the euro. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations between the euro and the U.S. dollar.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Geographic Concentration in Germany. Because the Fund invests primarily in the securities of companies in Germany, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Germany and to be more volatile than the performance of more geographically diversified funds. Germany is a member of the European Economic and Monetary Union (“EMU”) and the eurozone. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of a European Union (“EU”) member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the German economy as well as the economies of some or all European countries. In addition, the economy of Germany may be significantly
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affected by changes in the economies of the EMU members or other European countries. Challenges related to the rebuilding of infrastructure and unemployment in the former area of East Germany may also impact the economy of Germany. These and other factors could have a negative impact on the Fund’s performance.
■	Hedging Risk. Derivatives used by the Fund to offset its exposure to foreign currencies represented in the Index may not perform as intended. There can be no assurance that the Fund’s hedging transactions will be effective. The value of an investment in the Fund could be significantly and negatively impacted if foreign currencies represented in the Index appreciate at the same time that the value of the Fund’s equity holdings fall.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.
■	Currency Exchange Rate Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the euro against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs, or for other reasons, the Fund’s exposure to the euro may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized
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to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Derivatives Risk. The Fund invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the futures contracts at any particular time.
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Geopolitical Risk. Germany has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of Germany) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
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■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 14.92%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	25.73%	2Q/2020
Lowest Return	(29.00)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree Germany Hedged Equity Fund	1 Year	5 Years	Since Inception October 17, 2013
Return Before Taxes Based on NAV	1.13%	6.25%	7.07%
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WisdomTree Germany Hedged Equity Fund	1 Year	5 Years	Since Inception October 17, 2013
Return After Taxes on Distributions	0.66%	5.87%	6.28%
Return After Taxes on Distributions and Sale of Fund Shares	1.52%	5.18%	5.61%
WisdomTree Germany Hedged Equity Index (Reflects no deduction for fees, expenses or taxes)	1.33%	6.48%	7.27%
MSCI Germany Local Currency Index (Reflects no deduction for fees, expenses or taxes)	2.33%	4.08%	5.59%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NASDAQ, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict
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of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree International Hedged Quality Dividend Growth Fund

Investment Objective
The WisdomTree International Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index consists of dividend-paying common stocks with growth characteristics of companies in the industrialized world, excluding Canada and the United States, while at the same time neutralizing exposure to fluctuations of the value of foreign currencies relative to the U.S. dollar. The Index is generally comprised of the 300 companies in the WisdomTree International Equity Index with the best combined rank of certain growth and quality factors: specifically long-term earnings growth expectations, return on equity, and return on assets. The WisdomTree International Equity Index is a fundamentally weighted index that is comprised of companies that pay regular cash dividends. To be eligible for inclusion in the WisdomTree International Equity Index a company must be incorporated in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany,
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Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore. Currently a significant portion of the Index is comprised of companies organized in the United Kingdom and Japan, although this may change from time to time.
To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $1 billion; (iii) average daily dollar trading volume of at least $100,000 for each of the preceding three months; (iv) trading of at least 250,000 shares per month for each of the preceding six months; and (v) an earnings yield greater than the dividend yield.
Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5% and the maximum weight of any one sector or country in the Index is capped at 20% (with the exception of the real estate sector, which is capped at 15%); however, security, sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
The Index “hedges” against fluctuations in the relative value of foreign currencies against the U.S. dollar. The Index is designed to have higher returns than an equivalent unhedged investment when foreign currencies are weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment when foreign currencies are rising relative to the U.S. dollar. The Index applies an applicable published one-month currency forward rate to the total equity exposure of each country in the Index to hedge against fluctuations in the relative value of their respective currencies against the U.S. dollar.
Forward currency contracts or futures contracts are used to offset the Fund’s exposure to foreign currencies. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the specified foreign currencies. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to foreign currencies. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations between foreign currencies and the U.S. dollar.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the health care and materials sectors comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of
104        WisdomTree Trust Prospectus

loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Hedging Risk. Derivatives used by the Fund to offset its exposure to foreign currencies represented in the Index may not perform as intended. There can be no assurance that the Fund’s hedging transactions will be effective. The value of an investment in the Fund could be significantly and negatively impacted if foreign currencies represented in the Index appreciate at the same time that the value of the Fund’s equity holdings fall.
■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
■	Currency Exchange Rate Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the foreign currencies against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs, or for other reasons, the Fund’s exposure to foreign currencies may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
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■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Derivatives Risk. The Fund invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the futures contracts at any particular time.
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in companies organized in Japan and Europe, particularly the United Kingdom, although this may change from time to time.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the health care sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
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■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Materials Sector Risk. The Fund currently invests a significant portion of its assets in the basic materials sector. This sector includes, for example, metals and mining, chemicals and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 13.28%.
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Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	15.38%	1Q/2019
Lowest Return	(15.40)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree International Hedged Quality Dividend Growth Fund	1 Year	5 Years	Since Inception May 7, 2014
Return Before Taxes Based on NAV	10.78%	9.90%	9.49%
Return After Taxes on Distributions	10.28%	9.62%	9.00%
Return After Taxes on Distributions and Sale of Fund Shares	6.77%	7.91%	7.56%
WisdomTree International Hedged Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)	11.28%	10.59%	10.16%
MSCI EAFE Local Currency Index (Reflects no deduction for fees, expenses or taxes)	0.84%	5.80%	6.07%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
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The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree Global High Dividend Fund

Investment Objective
The WisdomTree Global High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of high dividend-yielding companies selected from the WisdomTree Global Dividend Index, which defines the dividend-paying universe of companies in the U.S., developed countries and emerging markets throughout the world. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $2 billion; (iii) average daily dollar trading volume of at least $100,000 for the preceding three months (at least $200,000 for each of the preceding six months for emerging markets); and (iv) for non-U.S. securities, trading of at least 250,000 shares per month for each of the preceding six months. Securities eligible for inclusion in the Index are ranked by dividend yield as adjusted by a composite risk score based on fundamental valuation, quality
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and momentum characteristics. Securities ranking in the highest 30% by dividend yield and top 80% by composite risk score are selected for inclusion in the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield by region (i.e., U.S., developed and emerging markets) at the time of the annual Index screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.
Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual screening date is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds. As of the date of this Prospectus, non-U.S. equity securities comprise at least 40% of the Index, and WisdomTree Asset Management, Inc., the Fund’s investment adviser, expects that, under normal circumstances, non-U.S. equity securities will comprise at least 40% of the Fund.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the financials sector comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
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■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in companies organized in the United States and Europe, although this may change from time to time.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or
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regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
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The Fund’s year-to-date total return as of June 30, 2021 was 13.86%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	14.75%	4Q/2020
Lowest Return	(28.73)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree Global High Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(7.58)%	5.71%	4.36%
Return After Taxes on Distributions	(8.62)%	4.72%	3.33%
Return After Taxes on Distributions and Sale of Fund Shares	(3.98)%	4.35%	3.29%
WisdomTree Global High Dividend Index (Reflects no deduction for fees, expenses or taxes)	(7.90)%	5.55%	4.32%
MSCI AC World Index (Reflects no deduction for fees, expenses or taxes)	16.25%	12.26%	9.13%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
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Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree Global ex-U.S. Quality Dividend Growth Fund

Investment Objective
The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that consists of dividend-paying global ex-U.S. common stocks with growth characteristics. The Index is comprised of the 300 companies in the WisdomTree Global ex-U.S. Dividend Index, which defines the dividend-paying universe of companies in developed countries and emerging markets throughout the world, excluding the United States, with the best combined rank of growth and quality factors: specifically long-term earnings growth expectations, return on equity, and return on assets. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in gross cash dividends on common shares during the preceding annual cycle; (ii)
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market capitalization of at least $2 billion; (iii) average daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) an earnings yield greater than the dividend yield.
Securities are weighted in the Index based on dividends over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5% and the maximum weight of any one sector and any one country in the Index is capped at 20% (with the exception of the real estate sector, which is capped at 15%); however, security, sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the information technology and health care sectors comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
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■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in
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more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in companies organized in Japan and Europe, although this may change from time to time.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the health care sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of
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larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. In addition, performance is shown for another index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 9.92%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	18.44%	2Q/2020
Lowest Return	(21.73)%	3Q/2011
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree Global ex-U.S. Quality Dividend Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	18.78%	13.44%	5.98%
Return After Taxes on Distributions	18.31%	12.96%	5.52%
Return After Taxes on Distributions and Sale of Fund Shares	11.52%	10.75%	4.74%
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WisdomTree Global ex-U.S. Quality Dividend Growth Fund	1 Year	5 Years	10 Years
WisdomTree Global ex-US Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)	19.46%	14.15%	6.73%
MSCI AC World ex USA Growth Index (Reflects no deduction for fees, expenses or taxes)	22.20%	11.97%	6.94%
MSCI AC World ex-USA Index (Reflects no deduction for fees, expenses or taxes)	10.65%	8.93%	4.92%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment.
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Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree Global ex-U.S. Real Estate Fund

Investment Objective
The WisdomTree Global ex-U.S. Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Real Estate” sector. Companies are selected from the WisdomTree Global ex-U.S. Dividend Index, which defines the dividend-paying universe of companies in developed countries and emerging markets throughout the world, excluding the United States. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation within Europe, Japan, Australia, Brazil, Canada, Chile, China, Hong Kong, India, Indonesia, Israel, Malaysia, Mexico, Philippines, Singapore, South Africa, Taiwan or Thailand; (ii) payment of at least $5 million in cash dividends paid on common shares during the preceding annual cycle; (iii) market capitalization must be greater than $1 billion; (iv) average daily dollar trading volume of at least $100,000 (developed markets) or
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$200,000 (emerging markets) for the preceding three months; and (v) trading of at least 250,000 shares for each of the preceding six months. Constituents will be among the following types of companies: real estate operating companies, real estate developing companies, or diversified real estate investment trusts (“REITs”). The Index also includes companies that may be classified as Passive Foreign Investment Companies.
Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. The maximum weight of any one country in the Index, at the time of the Index’s annual screening date, is capped at 25%; however, country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define real estate companies. Real estate companies include, among others, companies involved in diversified real estate activities, real estate development companies, real estate operating companies, retail REITs, diversified REITs, office REITs, and industrial REITs. As of June 30, 2021, companies in the real estate sector comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Real Estate Sector Risk. The Fund invests primarily in real estate companies, including investments in REITs, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. REITs invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. The real estate sector also includes real estate management and development companies. This sector can be significantly affected by, among other things, market conditions or events such as declining property values or rising interest rates.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory
124        WisdomTree Trust Prospectus

disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
WisdomTree Trust Prospectus        125

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in companies organized in Hong Kong, although this may change from time to time.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart
126        WisdomTree Trust Prospectus

shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. In addition, performance is shown for another index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Real Estate Fund, and tracked the performance of the WisdomTree International Real Estate Index.
The Fund’s year-to-date total return as of June 30, 2021 was 5.50%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	15.85%	1Q/2019
Lowest Return	(29.32)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree Global ex-U.S. Real Estate Fund*	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(14.95)%	5.19%	4.56%
Return After Taxes on Distributions	(15.54)%	3.22%	2.71%
Return After Taxes on Distributions and Sale of Fund Shares	(8.44)%	3.41%	2.95%
WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index** (Reflects no deduction for fees, expenses or taxes)	(14.89)%	5.42%	4.76%
Dow Jones Global ex-U.S. Select Real Estate Securities Index (Reflects no deduction for fees, expenses or taxes)	(8.98)%	3.18%	4.12%
MSCI AC World ex-USA Index (Reflects no deduction for fees, expenses or taxes)	10.65%	8.93%	4.92%
* The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Index. As of June 17, 2011, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.
** Reflects performance of the WisdomTree International Real Estate Index prior to June 17, 2011 and the WisdomTree Global ex-U.S. Real Estate Index thereafter.
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
WisdomTree Trust Prospectus        127

Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree Emerging Markets High Dividend Fund

Investment Objective
The WisdomTree Emerging Markets High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.63%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 64	$ 202	$ 351	$ 786
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of the highest dividend-yielding common stocks selected from the WisdomTree Emerging Markets Dividend Index, which defines the dividend-paying universe of companies in emerging markets throughout the world. To be eligible for inclusion in the WisdomTree Emerging Markets Dividend Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $200 million; (iii) average daily dollar trading volume of at least $200,000 for each of the preceding six months; (iv) incorporation within one of 17 emerging market nations (Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey); and (v) trading of at least 250,000 shares per month for each of the preceding six months.
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Securities eligible for inclusion in the WisdomTree Emerging Markets Dividend Index are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion within the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual Index screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.
Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, security, sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the materials and financials sectors comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global
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pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely
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impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in companies organized in Taiwan, China and Russia, although this may change from time to time.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Materials Sector Risk. The Fund currently invests a significant portion of its assets in the basic materials sector. This sector includes, for example, metals and mining, chemicals and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
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■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 13.12%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	17.79%	4Q/2020
Lowest Return	(28.89)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree Emerging Markets High Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(5.64)%	9.82%	0.68%
Return After Taxes on Distributions	(6.44)%	8.90%	(0.19)%
Return After Taxes on Distributions and Sale of Fund Shares	(2.54)%	7.87%	0.55%
WisdomTree Emerging Markets High Dividend Index (Reflects no deduction for fees, expenses or taxes)	(4.58)%	10.69%	1.64%
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)	18.31%	12.81%	3.63%
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Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree Emerging Markets SmallCap Dividend Fund

Investment Objective
The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.63%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 64	$ 202	$ 351	$ 786
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of small cap common stocks selected from the WisdomTree Emerging Markets Dividend Index, which defines the dividend-paying universe of companies in emerging markets throughout the world. Companies included in the Index fall within the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index as of the annual Index screening date. If a company currently in the Index is no longer ranked in the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index at the time of the annual Index screening date but remains ranked within the bottom 13% of total market capitalization of the WisdomTree Emerging Markets Dividend Index, the company will remain in the Index. As of June 30, 2021, the Index had a market capitalization range from $135
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million to $25.5 billion, with an average market capitalization of $1.4 billion. To be eligible for inclusion in the WisdomTree Emerging Markets Dividend Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding in the annual cycle; (ii) market capitalization of at least $200 million; (iii) average daily dollar trading volume of at least $200,000 for each of the preceding six months; (iv) incorporation within one of 17 emerging market nations (Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey); and (v) trading of at least 250,000 shares per month for each of the preceding six months.
Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual screening date, is capped at 25% (with the exception of the real estate sector, which is capped at 15%); however, sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the information technology and industrials sectors comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
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■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree Trust Prospectus        137

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in companies organized in Taiwan and South Korea, although this may change from time to time.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to
138        WisdomTree Trust Prospectus

the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 16.51%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	20.84%	2Q/2020
Lowest Return	(30.56)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree Emerging Markets SmallCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	4.14%	9.98%	2.29%
Return After Taxes on Distributions	2.98%	8.92%	1.49%
Return After Taxes on Distributions and Sale of Fund Shares	2.89%	7.69%	1.69%
WisdomTree Emerging Markets SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	5.76%	11.11%	3.43%
MSCI Emerging Markets Small Cap Index (Reflects no deduction for fees, expenses or taxes)	19.29%	8.19%	2.29%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
WisdomTree Trust Prospectus        139

Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree Emerging Markets Quality Dividend Growth Fund

Investment Objective
The WisdomTree Emerging Markets Quality Dividend Growth Fund (the “Fund”) seeks income and capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.32%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 33	$ 103	$ 180	$ 406
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund, an exchange traded fund, is actively managed using a model-based approach.
The Fund seeks to achieve its investment objective by investing primarily in emerging market dividend-paying common stocks with growth characteristics. The Fund’s investment adviser, WisdomTree Asset Management, Inc., using a disciplined model-based process focused on a long-term approach to investing, seeks to identify dividend-paying companies with strong corporate profitability and sustainable growth characteristics. WisdomTree Asset Management believes screening equity securities by measures of corporate profitability, dividend sustainability, and long-term growth potential can improve the returns to traditional investment strategies focused on emerging market securities, while also continuing to provide a source for potential income. At a minimum, the Fund’s portfolio will be reconstituted and rebalanced annually, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary. The Fund’s portfolio may be actively traded in an attempt to achieve its investment objective, which may include frequent trading and may cause the Fund to have an increased portfolio turnover rate.
The Fund may invest in large-, mid-, and small-capitalization companies in any sector. As of June 30, 2021, companies in the information technology sector comprised a significant portion of the Fund.
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Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls
142

and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in securities of companies in China, Taiwan and India, although this may change from time to time.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
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■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Models and Data Risk. While the Fund is actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s objective changed effective October 19, 2018. Prior to October 19, 2018, Fund performance reflects the investment objective of the Fund when it tracked the performance, before fees and expenses, of the WisdomTree Emerging Markets Quality Dividend Growth Index.
The Fund’s year-to-date total return as of June 30, 2021 was 7.23%.
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Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	18.39%	2Q/2020
Lowest Return	(25.57)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree Emerging Markets Quality Dividend Growth Fund*	1 Year	5 Years	Since Inception August 1, 2013
Return Before Taxes Based on NAV	10.92%	10.37%	4.13%
Return After Taxes on Distributions	10.34%	9.78%	3.63%
Return After Taxes on Distributions and Sale of Fund Shares	6.87%	8.20%	3.22%
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)	18.31%	12.81%	6.62%
* The Fund’s objective changed effective October 19, 2018. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Quality Dividend Growth Index.
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NASDAQ, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
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The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
146        WisdomTree Trust Prospectus

WisdomTree Emerging Markets Multifactor Fund

Investment Objective
The WisdomTree Emerging Markets Multifactor Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 49	$ 154	$ 269	$ 604
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund, an exchange traded fund (“ETF”), is actively managed using a model-based approach.
The Fund seeks to achieve its investment objective by investing primarily in equity securities of emerging markets that exhibit certain characteristics that the investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree”), believes to be indicative of positive future returns based on a model developed by WisdomTree. WisdomTree seeks to identify equity securities of emerging markets countries that have the highest potential for returns based on proprietary measures of fundamental factors, such as value and quality, and technical factors, such as momentum and correlation. WisdomTree employs a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. At a minimum, the Fund’s portfolio will be rebalanced quarterly according to WisdomTree’s quantitative model, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary.
WisdomTree seeks to manage the Fund’s currency risk by dynamically hedging currency fluctuations in the relative value of the applicable foreign currencies against the U.S. dollar, ranging from a 0% to 100% hedge. The hedge ratios on such foreign currencies are adjusted as frequently as weekly utilizing signals such as interest rate differentials, momentum, and value. The Fund uses forward currency contracts and/or futures contracts to the extent foreign currencies are hedged.
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Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging markets. Currently, the Fund has significant exposure to China and Taiwan. The Fund generally expects to invest in large- and mid-capitalization companies, but the Fund may also invest in small-capitalization companies.
WisdomTree uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Fund: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the information technology sector comprised a significant portion of the Fund.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments,
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economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
■	Currency Exchange Rate Risk. The Fund’s strategies associated with currency hedging may not be successful. Further, in order to minimize transaction costs, or for other reasons, the Fund’s exposure to the non-U.S. currencies may not be hedged to the extent indicated by any or all of the quantitative signals. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Derivatives Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency exchange rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the futures contracts at any particular time.
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in companies organized in China and Taiwan, although this may change from time to time.
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■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Hedging Risk. Derivatives used by the Fund to offset its exposure to foreign currencies may not perform as intended. There can be no assurance that the Fund’s hedging transactions will be effective. The value of an investment in the Fund could be significantly and negatively impacted if foreign currencies appreciate at the same time that the value of the Fund's equity holdings fall.
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Models and Data Risk. While the Fund is actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.
■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
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Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 9.40%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	15.20%	2Q/2020
Lowest Return	(21.41)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree Emerging Markets Multifactor Fund	1 Year	Since Inception August 10, 2018
Return Before Taxes Based on NAV	9.64%	1.82%
Return After Taxes on Distributions	9.32%	1.40%
Return After Taxes on Distributions and Sale of Fund Shares	6.25%	1.50%
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)	18.31%	10.97%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
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David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

Investment Objective
The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.32%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 33	$ 103	$ 180	$ 406
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a modified float-adjusted market cap weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, defines state-owned enterprises as companies with over 20% government ownership. The starting universe for the Index (the “pre-screening universe”) includes companies that: (i) are incorporated or domiciled (i.e., maintain their principal place of business) in one of the following emerging market countries: Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand or Turkey; (ii) list shares on a stock exchange in one of the foregoing emerging market countries or the United States (except Chinese companies may have shares listed in
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Hong Kong); (iii) have a float-adjusted market capitalization of at least $1 billion as of the Index screening date (“float-adjusted” means that the share amounts reflect only shares available to investors); (iv) have an average daily dollar trading volume of at least $100,000 for the three months preceding the Index screening date; and (v) trade at least 250,000 shares per month or $25 million notional for each of the six months preceding the Index screening date. The Index is comprised of the companies in the pre-screening universe that are not state-owned enterprises as of the annual Index screening date.
The Index also excludes companies based on environmental, social and governance (“ESG”) criteria. The ESG criteria seeks to exclude from the eligible investment universe companies that (i) violate, or are at risk of violating, certain commonly accepted international norms and standards, such as United Nations and the Global Standards Screening (“GSS”) guidelines; (ii) are significantly involved in controversial weapons, such as biological, chemical, cluster, nuclear or white phosphorous weapons or in anti-personnel mines; (iii) are significantly involved in the tobacco industry; (iv) are significantly involved in thermal coal activity, such as coal mining and exploration and coal-based power generation; or (v) do not meet such other ESG criteria as detailed in the Index methodology.
Securities are weighted in the Index based on a modified market cap weighting scheme that adjusts the weight of Index securities from each country to approximate the weight of securities from that country in the pre-screening universe (excluding any domestic listed Chinese securities). The weight of Index securities from a single country, however, will not be multiplied by a factor greater than three. After applying the foregoing country weight adjustment, should any sector have a weight that is 3% higher or lower than its pre-screening universe sector weight, such sector’s weight will be adjusted by a factor so that the sector’s weight is 3% higher or lower, respectively, than its pre-screening universe weight. Companies that are not state-owned, but are incorporated within countries that have relatively high government ownership among initial screening constituents, could potentially see higher weights than they would under a normal market cap weighting scheme. Companies that are not state-owned, but are incorporated within countries that have relatively low government ownership among initial screening constituents, could potentially see lower weights than they would under a normal market cap weighting scheme. Sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments but will be reset at each annual rebalance date. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the consumer discretionary and information technology sectors comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
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■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information.
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Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in China, Taiwan and South Korea, although this may change from time to time.
■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are
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often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 6.42%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	22.86%	2Q/2020
Lowest Return	(21.32)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	1 Year	5 Years	Since Inception December 10, 2014
Return Before Taxes Based on NAV	29.52%	15.53%	10.13%
Return After Taxes on Distributions	29.15%	15.23%	9.78%
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WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	1 Year	5 Years	Since Inception December 10, 2014
Return After Taxes on Distributions and Sale of Fund Shares	17.66%	12.52%	8.09%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index (Reflects no deduction for fees, expenses or taxes)	30.51%	16.31%	11.20%
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)	18.31%	12.81%	7.54%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment.
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Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree India Earnings Fund

Investment Objective
The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.83%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.01%[1]
Total Annual Fund Operating Expenses	0.84%
1 Primarily consists of interest expense associated with a short term loan from a U.S. bank that was incurred in connection with the execution of portfolio rebalancing trades.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 86	$ 268	$ 466	$ 1,037
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the annual Index screening date. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation within India; (ii) listing on a major Indian stock exchange; (iii) earnings of at least $5 million during the preceding fiscal year; (iv) market capitalization of at least $200 million; (v) trading of at least 250,000 shares per month for each of the preceding six months; (vi) average daily dollar trading volume of at least $200,000 for each of the preceding six months; and (vii) price to earnings ratio of at least 2.
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The initial weight of a component in the Index at the annual screening date is based on reported net income in the most recent fiscal year prior to the annual Index screening date. The reported net income number is then multiplied by a second factor developed by Standard & Poor’s called the “Investability Weighting Factor” (“IWF”). The IWF is used to scale the earnings generated by each company by restrictions on shares available to be purchased. The product of the reported net income and IWF is known at the “Earnings Factor.” Companies are weighted by the proportion of each individual earnings factor relative to the sum of all earnings factors within the WisdomTree India Earnings Index. The maximum weight of any one sector in the Index, at the time of the Index’s annual screening date, is capped at 25%; however, sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments but will be reset at each annual rebalance date. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the financials and information technology sectors comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
The Fund seeks to gain exposure to Indian equity securities, in whole or in part, through investments in a subsidiary organized in the Republic of Mauritius, the WisdomTree India Investment Portfolio, Inc. (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Geographic Concentration in India. Because the Fund invests primarily in the securities of companies in India, it will be impacted by events or conditions affecting India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. Despite recent downturns, the Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financials sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track its Index. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
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■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Indian rupee will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
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■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Geopolitical Risk. India has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
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■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
■	Subsidiary Investment Risk. Changes in the laws of India and/or the Republic of Mauritius could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.
■	Tax Risk. The Double Taxation Avoidance Agreement between India and Mauritius (“tax treaty”) was re-negotiated and amended by way of a protocol (“2016 Protocol”). Under the 2016 Protocol, purchases of Indian shares by Mauritius entities, made on or after April 1, 2017, will be subject to capital gains tax in India. The 2016 Protocol in its applicability to the Fund or the WisdomTree Subsidiary, or in the requirements established by Mauritius to qualify as a Mauritius resident, could result in the imposition of various taxes on the WisdomTree Subsidiary or the Fund by India, which could reduce the return to the Fund on its investments.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 16.75%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	24.79%	4Q/2020
Lowest Return	(34.88)%	1Q/2020
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After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree India Earnings Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	18.07%	8.86%	1.97%
Return After Taxes on Distributions	18.02%	8.63%	1.78%
Return After Taxes on Distributions and Sale of Fund Shares	11.02%	6.99%	1.52%
WisdomTree India Earnings Index (Reflects no deduction for fees, expenses or taxes)	20.17%	10.05%	3.16%
MSCI India Index (Reflects no deduction for fees, expenses or taxes)	15.55%	9.52%	3.38%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units solely in exchange for U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree India ex-State-Owned Enterprises Fund

Investment Objective
The WisdomTree India ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India ex-State-Owned Enterprises Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a modified float-adjusted market cap weighted index that consists of companies incorporated and traded in India, an emerging market country, excluding common stocks of “state-owned enterprises.” WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, defines state-owned enterprises as companies with over 20% government ownership. To be eligible for inclusion in the Index, a company must meet the following criteria: (i) incorporated or domiciled in India; (ii) listing on an Indian stock exchange; (iii) have a float-adjusted market capitalization of at least $1 billion as of the Index screening date (“float-adjusted” means that the share amounts reflect only shares available to investors); (iv) have an average daily dollar trading volume of at least $100,000 for the three months preceding the annual Index screening date; (v) trade at least 250,000 shares per month or $25 million notional for each of the six months preceding the annual Index screening date; and (vi) are
WisdomTree Trust Prospectus        167

not state-owned enterprises as of the annual Index screening date. The Index is reconstituted and rebalanced once each year on the annual Index reconstitution date.
The Index also excludes companies based on environmental, social and governance (“ESG”) criteria. The ESG criteria seeks to exclude from the eligible investment universe companies that (i) violate, or are at risk of violating, certain commonly accepted international norms and standards, such as United Nations and the Global Standards Screening (“GSS”) guidelines; (ii) are significantly involved in controversial weapons, such as biological, chemical, cluster, nuclear or white phosphorous weapons or in anti-personnel mines; (iii) are significantly involved in the tobacco industry; (iv) are significantly involved in thermal coal activity, such as coal mining and exploration and coal-based power generation; or (v) do not meet such other ESG criteria as detailed in the Index methodology.
Securities are weighted in the Index based on float-adjusted market capitalization, as modified pursuant to certain limitations set forth below. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 10% and the maximum weight of any one sector in the Index is capped at 30%, subject to the following volume factor adjustments. Security and/or sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment such that the weight of component securities within the Index with a lower trading volume are reduced, and the reduction in weight is reallocated pro rata among the other securities as of the annual Index screening date.
WisdomTree Investments, as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, health care, industrials, information technology, materials, financials and real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the financials sector comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Geographic Concentration in India. Because the Fund invests primarily in the securities of companies in India, it will be impacted by events or conditions affecting India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. Despite recent downturns, the Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financials sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track its Index. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
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■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Indian rupee will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
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■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Geopolitical Risk. India has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of
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larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s year-to-date total return as of June 30, 2021 was 12.09%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	20.92%	2Q/2020
Lowest Return	(30.28)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree India Ex-State Owned Enterprises Fund	1 Year	Since Inception April 4, 2019
Return Before Taxes Based on NAV	15.30%	10.08%
Return After Taxes on Distributions	15.39%	10.13%
Return After Taxes on Distributions and Sale of Fund Shares	9.22%	7.81%
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WisdomTree India Ex-State Owned Enterprises Fund	1 Year	Since Inception April 4, 2019
WisdomTree India ex-State-Owned Enterprises Index (Reflects no deduction for fees, expenses or taxes)	22.16%	14.31%
MSCI India Index (Reflects no deduction for fees, expenses or taxes)	15.55%	8.80%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree China ex-State-Owned Enterprises Fund

Investment Objective
The WisdomTree China ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.32%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 33	$ 103	$ 180	$ 406
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is a modified float-adjusted market cap weighted index that consists of common stocks in China, excluding common stocks of “state-owned enterprises.” WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, defines state-owned enterprises as companies with over 20% government ownership. The Index consists of companies that: (i) are incorporated or domiciled (i.e., maintain their principal place of business) in China; (ii) list shares on a stock exchange in Hong Kong or the United States; (iii) have a float-adjusted market capitalization of at least $1 billion as of the annual Index screening date (“float-adjusted” means that the share amounts reflect only shares available to investors); (iv) have an average daily dollar trading volume of at least $100,000 for the three months preceding the annual Index screening date; (v) trade at least
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250,000 shares per month or $25 million notional for each of the six months preceding the annual Index screening date; and (vi) are not state-owned enterprises as of the annual Index screening date.
The Index also excludes companies based on environmental, social and governance (“ESG”) criteria. The ESG criteria seeks to exclude from the eligible investment universe companies that (i) violate, or are at risk of violating, certain commonly accepted international norms and standards, such as United Nations and the Global Standards Screening (“GSS”) guidelines; (ii) are significantly involved in controversial weapons, such as biological, chemical, cluster, nuclear or white phosphorous weapons or in anti-personnel mines; (iii) are significantly involved in the tobacco industry; (iv) are significantly involved in thermal coal activity, such as coal mining and exploration and coal-based power generation; or (v) do not meet such other ESG criteria as detailed in the Index methodology.
The Index also consists of the fifty largest companies by float-adjusted market capitalization that are incorporated in mainland China, listed and traded on the Shanghai Stock Exchange (“SSE”) or Shenzhen Stock Exchange (“SZSE”) via the Shanghai-Hong Kong or Shenzhen-Hong Kong Stock Connect (“Stock Connect”) programs in Chinese renminbi (“A-Shares”) and meet the trading requirements set forth above. Stock Connect is a securities trading and clearing linked program between either SSE or SZSE, and the Stock Exchange of Hong Kong Limited (“SEHK”), Hong Kong Securities Clearing Company Limited (“HKSCC”), and China Securities Depository and Clearing Corporation Limited (“ChinaClear”), with an aim to achieve mutual stock market access between the People’s Republic of China (“PRC”) and Hong Kong. The maximum weight of China A-Shares in the Index, at the time of the Index’s annual screening date, is capped at 25%; however, the weight of China A-Shares in the Index may fluctuate above the cap in response to market conditions and/or the application of volume factor adjustments, as described below.
Securities are weighted in the Index based on float-adjusted market capitalization, as modified pursuant to certain limitations set forth below. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 10% and the maximum weight of any one sector in the Index is capped at 30%, subject to the following volume factor adjustments. Security and/or sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.
WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the consumer discretionary, communication services and health care sectors comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Geographic Concentration in China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures. The Chinese economy is also
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susceptible to rising rates of inflation, economic recession, market inefficiency, volatility, and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
■	Communication Services Sector Risk. The Fund currently invests a significant portion of its assets in the communication services sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The communication services sector consists of companies that facilitate communication and offer content and information through various types of media. These companies include, for example, telecom companies, such as wireless and fixed-line telecommunications service providers, media companies, such as
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broadcasters, advertisers, publishers, cable and satellite companies, and companies in the movie industry, and other companies that provide internet software, on-line services, social media platforms, video games, and digital entertainment. This sector can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Hong Kong dollars will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
■	Geopolitical Risk. China has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the health care sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading
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in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
■	Stock Connect Risk. The Fund’s ability to invest in China A-Shares through Stock Connect, or on such other stock exchanges in China that participate in Stock Connect from time to time or in the future, is subject to trading limits, rules and regulations by the applicable regulatory authority. These restrictions and regulations may adversely affect the Fund’s ability to achieve its investment objective. For example, daily quotas that limit the Fund’s maximum daily net purchases through Stock Connect may restrict the Fund’s ability to invest in A-Shares through Stock Connect on a timely basis. Investments through Stock Connect are also subject to trading, clearance and settlement procedures that are relatively untested in mainland China. Stock Connect only operates on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Accordingly, the Fund may be subject to price fluctuations at times when Stock Connect is not open for trading. SEHK, SSE and SZSE also reserve the right to suspend trading through Stock Connect, if necessary, to ensure an orderly and fair market and manage risks prudently. Halts may adversely affect the Fund’s access to the PRC market. In addition, investments through Stock Connect are subject to the laws and rules of the PRC. As such, they are not covered by Hong Kong’s Investor Compensation Fund, which compensates investors of any nationality who suffer pecuniary losses as a result of the default of a licensed intermediary or authorized financial institution in relation to exchange-traded products in Hong Kong. Investing through Stock Connect is also premised on the proper functioning of operational systems maintained by each market participant and the connectivity of differing securities regimes and legal systems in the PRC and Hong Kong. Investments through Stock Connect are also governed by departmental regulations that have legal effect in the PRC but have not been tested in the PRC courts. Moreover, the current regulations are subject to change. There can be no assurance that Stock Connect will not be abolished. The Fund, which may invest in the PRC markets through Stock Connect, may be adversely affected as a result of such changes.
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■	Tax Risk in China. Uncertainties in PRC tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities, including A-Shares, issued by PRC companies may cause the Fund to become subject to withholding and other taxes imposed by the PRC.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. In addition, performance is shown for another index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s name and objective changed effective July 1, 2015. Fund performance prior to July 1, 2015 reflects the investment objective and style of the Fund when it was the WisdomTree China Dividend ex-Financials Fund, and tracked the performance of the WisdomTree China Dividend ex-Financials Index.
The Fund’s year-to-date total return as of June 30, 2021 was 2.43%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	26.56%	1Q/2019
Lowest Return	(22.44)%	3Q/2015
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree China ex-State-Owned Enterprises Fund*	1 Year	5 Years	Since Inception September 19, 2012
Return Before Taxes Based on NAV	60.58%	22.67%	14.20%
Return After Taxes on Distributions	60.29%	22.32%	13.70%
Return After Taxes on Distributions and Sale of Fund Shares	35.95%	18.51%	11.55%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index** (Reflects no deduction for fees, expenses or taxes)	61.10%	22.49%	14.56%
MSCI China Index (Reflects no deduction for fees, expenses or taxes)	29.49%	15.05%	10.87%
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WisdomTree China ex-State-Owned Enterprises Fund*	1 Year	5 Years	Since Inception September 19, 2012
FTSE China 50 Index*** (Reflects no deduction for fees, expenses or taxes)	11.10%	9.27%	7.11%
* The Fund’s objective changed effective July 1, 2015. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree China Dividend ex-Financials Index. As of July 1, 2015, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index.
** Reflects performance of the WisdomTree China Dividend ex-Financials Index prior to July 1, 2015; and the WisdomTree China ex-State-Owned Enterprises Index thereafter.
*** The index was formerly known as the FTSE China 25 Index, changed by FTSE on September 19, 2014.
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NASDAQ, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict
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of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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WisdomTree Growth Leaders Fund

Investment Objective
The WisdomTree Growth Leaders Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Growth Leaders Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.20%
Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 20	$ 64	$ 113	$ 255
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is designed to provide exposure to equity securities of companies which have experienced revenue growth and generate revenue from business lines active in modern platforms or digital marketplaces based upon several factors such as: (i) business model; (ii) customer or participant relationship; and (iii) revenue source. Eligible businesses include platform types such as the following: payment, social networking, social gaming, communication, content and development. A modern platform business is a multi-sided business model focused on creating value by facilitating interactions between two or more interdependent groups through technology. These businesses are positioned to benefit from the “network effect” in seeking to achieve revenue growth, which is the positive effect on the value of a good or service as the number of customers or participants increases.
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To be eligible for inclusion in the Index, a company must meet the following criteria: (i) shares must be listed on a U.S. or European stock exchange (China-domiciled companies must list shares on a China domestic or Hong Kong stock exchange); (ii) revenue growth greater than or equal to 7% over the trailing three years; (iii) float-adjusted market capitalization of at least $2 billion as of the Index screening date; (iv) have an average daily dollar trading volume of at least $1,000,000 for each of the three months preceding the annual Index screening date; and (v) trade at least 250,000 shares per month for each of the six months preceding the annual Index screening date.
The Index is reconstituted and rebalanced annually. Securities are weighted in the Index by an average of their equal and market cap weights, with a maximum weight of 9% at the annual reconstitution. The Index methodology applies a volume factor adjustment such that the weight of component securities within the Index with a lower trading volume are reduced, and the reduction in weight is reallocated pro rata among the other securities as of the annual Index screening date. In addition, non-U.S. constituents are capped at 12% and Chinese constituents are capped at 5% at the annual reconstitution.
WisdomTree Investments (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the communication services, consumer discretionary and information technology sectors comprised a significant portion of the Index.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■	Technology Platform Company Risk. Technology platform companies have significant exposure to consumers and businesses and a failure to attract and retain a substantial number of such users to a company’s products, services, content or technology could adversely affect operating results. Technological changes could require substantial expenditures by a technology platform company to modify or adapt its products, services, content or infrastructure. Technology platform companies typically face intense competition and the development of new products is a complex and uncertain process. Concerns regarding a company’s products or services that may compromise the privacy of users, or other cybersecurity concerns, even if unfounded, could damage a company’s reputation and adversely affect operating results. Many technology platform companies currently operate under less regulatory scrutiny but there is significant risk that costs associated with regulatory oversight could increase in the future. These companies could be negatively impacted by a general deterioration in economic conditions, disruptions in service caused by hardware or software failures. The customers and/or suppliers of technology platform companies may be concentrated in a particular country, region, or industry, and any adverse event affecting them would negatively impact the technology platform company.
■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other
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factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
■	Communication Services Sector Risk. The Fund currently invests a significant portion of its assets in the communication services sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The communication services sector consists of companies that facilitate communication and offer content and information through various types of media. These companies include, for example, telecom companies, such as wireless and fixed-line telecommunications service providers, media companies, such as broadcasters, advertisers, publishers, cable and satellite companies, and companies in the movie industry, and other companies that provide internet software, on-line services, social media platforms, video games, and digital entertainment. This sector can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to
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cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. In addition, performance is shown for another index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
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The Fund’s year-to-date total return as of June 30, 2021 was 11.23%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	39.16%	2Q/2020
Lowest Return	(15.22)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2020
WisdomTree Growth Leaders Fund	1 Year	Since Inception May 22, 2019
Return Before Taxes Based on NAV	59.31%	42.63%
Return After Taxes on Distributions	59.27%	42.55%
Return After Taxes on Distributions and Sale of Fund Shares	35.14%	33.25%
WisdomTree Growth Leaders Index (Reflects no deduction for fees, expenses or taxes)	60.36%	43.40%
MSCI AC World Index (Reflects no deduction for fees, expenses or taxes)	16.25%	18.39%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	18.40%	20.74%
Management
Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.
Portfolio Managers
The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.
Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.
David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
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Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.
The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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Additional Information About the Funds
Additional Information About the Funds’ Investment Objectives
Each Fund (except the International Multifactor Fund, Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund) seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”)(the “Index Funds”). Each Index consists of securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. The International Multifactor Fund, Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund are actively-managed funds (the “Active Funds”).
Since each Fund’s investment objective has been adopted as a non-fundamental investment policy, each Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.
Additional Information About the Funds’ Investment Strategies
Index Funds. Each Index Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name (i.e., investments connoted by its Index), as applicable. Each Index Fund anticipates meeting this policy because, under normal circumstances, at least 95% (80% for Europe Quality Dividend Growth Fund, Emerging Markets ex-State-Owned Enterprises Fund, China ex-State-Owned Enterprises Fund, Growth Leaders Fund, India ex-State-Owned Enterprises Fund, Japan Hedged SmallCap Equity Fund, Europe Hedged SmallCap Equity Fund and Germany Hedged Equity Fund) of each Index Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of its underlying Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, such as depositary receipts based on component securities. WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) expects that, over time, the correlation between each Index Fund’s performance and that of its Index, before fees and expenses, will be 95% or better. A number of factors may affect an Index Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that an Index Fund will achieve a high degree of correlation.
Index Funds designated as “International” generally invest in developed markets outside the United States. Index Funds designated as “Global” generally invest in developed and emerging markets throughout the world, including the United States and other regions.
The quantity of holdings in an Index Fund, by using a representative sampling strategy, will be based on a number of factors, including asset size of the Index Fund. In addition, from time to time, securities are added to or removed from an Index and consequently the attributes of an Index, such as sectors, industries or countries represented in an Index and weightings, may change. The Index Fund may sell securities that are represented in an Index, or purchase securities that are not yet represented in an Index, in anticipation of their removal from or addition to an Index or to reflect various corporate actions or other changes to an Index. Further, the Index Fund may overweight or underweight securities in an Index, purchase or sell securities not in the Index, or utilize various combinations of other available techniques, in seeking to track an Index.
International Multifactor Fund. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings, in non-U.S. equity securities. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the United States. The Adviser considers one or more of the following factors to determine whether an investment is tied economically to a particular country or region: the source of government guarantees (if any); the primary trading market; the issuer’s domicile, country of incorporation, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.
Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund (the “Emerging Market Active Funds”). Each Emerging Market Active Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. To be eligible for inclusion in the model for each Emerging Market Active Fund, a company must be either domiciled, incorporated, listed or have a high level of risk associated with at least one of the following 17 emerging market nations (Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey) (with respect to China, the model may incorporate American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) and locally listed shares)(with respect to Russia, the Fund will own United States and London listed ADRs and GDRs).
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Hedged Equity Funds. Each Hedged Equity Fund employs strategies to “hedge” against fluctuations in the relative value of non-U.S. currencies included in its underlying Index against the U.S. dollar. For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar. Each of these WisdomTree Hedged Equity Indices seeks to track the performance of equity securities in a developed market that is attributable solely to stock prices.
Indexes. Each Index, except the WisdomTree Emerging Markets ex-State-Owned Enterprises Index, WisdomTree India ex-State-Owned Enterprises Index and WisdomTree China ex-State-Owned Enterprises Index (collectively, the “ex-SOE Indices”) and the Growth Leaders Index)), is “fundamentally weighted” and differs from most traditional indexes in that the proportion, or “weighting,” of the securities in each Index is based on a measure of fundamental value, such as dividends or earnings. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities. The ex-SOE Indices and the Growth Leaders Index are modified market cap weighted indices.
Each “Dividend Index” is weighted based on either the amount of cash dividends that companies in the Index pay, or are expected to pay, or the dividend yield of the companies in the Index. This means that securities of companies that pay, or are expected to pay, higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in each Index and Fund. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yield.
India Earnings Fund. The India Earnings Index weights companies based on earning in their fiscal year prior to the annual Index measurement date adjusted for a factor that takes into account shares available to foreign investors. “Earnings” for this Index are determined using a company’s reported net income.
China ex-State-Owned Enterprises Fund. Stock Connect comprises a Northbound Trading Link (for investment in China A-Shares) by which investors, through their Hong Kong brokers and a securities trading service company to be established by SEHK, may be able to place orders to trade eligible shares listed on SSE or SZSE by routing orders to the applicable exchange. Under Stock Connect, overseas investors (including the Fund) may be allowed, subject to rules and regulations issued and/or amended from time to time, to trade China A-Shares listed on the SSE or SZSE (together, the “Mainland Securities”) through the Northbound Trading Link. The Mainland Securities include all the constituent stocks from time to time of the SSE 180 Index and SSE 380 Index, all the constituent stocks of the SZSE Component Index and SZSE Small/Mid Cap Innovation Index that have a market capitalization of not less than RMB 6 billion, and all the SSE- and SZSE-listed China A-Shares that are not included as constituent stocks of the relevant indices but which have corresponding H-Shares listed on SEHK, except (i) those SSE- and SZSE-listed shares which are not traded in RMB and (ii) those SSE- and SZSE-listed shares which are included in the “risk alert board”. The list of eligible securities may be changed subject to the review and approval by the relevant PRC regulators from time to time.
Growth Leaders Fund. The Growth Leaders Index is a modified market capitalization weighted Index comprised of mid- and large-cap companies that are generating substantial revenue from a modern platform business. In order to be classified as a platform business, a company must have financial metrics and applicable language in its Annual Report, 10K or equivalent report. For instance, the following information and guidelines are used in determining that a company meets the classification of a platform business:
■	customer relationship – the business has a direct relationship with a user group who consumes value.
■	producer relationship – the business has a direct relationship with an external user group who supplies the value to be consumed by another user group.
■	value created by producer – the value being consumed by a consumer user group is being supplied by a third party and is not directly controlled by the company.
■	network effect – the demand for the platform from one user group is dependent upon the number of users on the other side of the platform.
■	network ownership – the company owns the network by which the consumers and producers directly connect.
■	platform revenue – the company derives revenue from its platform business unit(s).
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■	platform revenue percentage – the company has a certain threshold of revenue that can be mapped or influenced from a platform business unit or relevant business units.
Non-Principal Information About the Funds’ Investment Strategies
Each Index Fund (except the Active Funds) may invest in other investments that the Fund believes will help it track its Index, including cash and cash equivalents, as well as in shares of other investment companies (including affiliated investment companies, such as ETFs), forward contracts, futures contracts, options on futures contracts, options and swaps.
Temporary Defensive Strategies. Each Active Fund’s investment process is heavily dependent on quantitative models which do not adjust to take temporary defensive positions. However, each Active Fund reserves the right to invest in U.S. government securities, money market instruments, and cash, without limitation, as determined by the Adviser or Sub-Adviser in response to adverse market, economic, political or other conditions. In the event an Active Fund engages in temporary defensive strategies that are inconsistent with its investment strategies, the Active Fund’s ability to achieve its investment objective may be limited.
Securities Lending. Each Fund may lend its portfolio securities in an amount not to exceed one-third (33 1/3%) of the value of its total assets via a securities lending program through its securities lending agent, State Street Bank and Trust Company, to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities; however, a Fund may call loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by a Fund.
Additional Principal Risk Information About the Funds
This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult each Fund's Summary sections to determine which risks are applicable to a particular Fund. Each of the factors below could have a negative impact on Fund performance and trading prices.
Active Management Risk
The Active Funds are actively managed using proprietary investment strategies and processes. Each Active Fund is subject to active management or security-selection risk and its performance therefore will reflect, in part, the ability of the Sub-Adviser to select investments and to make investment decisions that are suited to achieving a Fund’s investment objective. The Sub-Adviser’s assessment of a particular investment, company, sector or country and/or assessment of broader economic, financial or other macro views, may prove incorrect, including because of factors that were not adequately foreseen, and the selection of investments may not perform as well as expected when those investments were purchased or as well as the markets generally, resulting in Fund losses or underperformance. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Active Funds will achieve their investment objective or outperform other investment strategies over the short- or long-term market cycles. This risk is exacerbated when an investment or multiple investments made as a result of such decisions are significant relative to an Active Fund’s net assets.
Capital Controls and Sanctions Risk
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions, may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Levies may be placed on profits repatriated by foreign entities (such as the Funds). Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of a Fund, and cause a Fund to decline in value.
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Cash Redemption Risk
When a Fund redeems shares for cash or otherwise includes cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize capital gains that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Funds may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Currency Exchange Rate Risk
Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investments and the value of a Fund’s shares. Because each Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.
The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly, unpredictably, and without warning, and you may lose money.
Hedged Equity Funds Only: Each of the Hedged Equity Funds employs various strategies to minimize the impact of changes in the value of applicable currencies, such as the euro and the Japanese yen, against the U.S. dollar. However, these strategies may not be successful. In addition, a Fund may not be fully hedged at all times in order to minimize transaction costs or for other reasons.
Cybersecurity Risk
The Funds and their service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Funds in many ways, including, but not limited to, disruption of a Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting a Fund’s third-party service providers, including the Adviser, Sub-Adviser, administrator, custodian, and transfer agent, may subject a Fund to many of the same risks associated with direct cybersecurity breaches and adversely impact the Fund. For instance, cyber-attacks may impact a Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading, cause a Fund to incur additional compliance costs associated with corrective measures, subject a Fund to regulatory fines or other financial losses, and/or cause reputational damage to a Fund. Cybersecurity breaches of market makers, Authorized Participants, or the issuers of securities in which a Fund invests could also have material adverse consequences on a Fund’s business operations and cause financial losses for a Fund and its shareholders. While the Funds and their service providers have established business continuity plans and risk management systems designed to address cybersecurity risks, prevent cyber-attacks and mitigate the impact of cybersecurity breaches, there are inherent limitations on such plans and systems. In addition, the Funds have no control over the cybersecurity protections put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.
Derivatives Risk
Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or currency exchange rate. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as market risk and issuer-specific risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money. Derivatives include forward currency contracts and futures contracts.
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Forward Currency Contracts
A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A non-deliverable forward currency contract is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. The risks of forward currency contracts include but are not limited to the risk that the counterparty will default on its obligations.
Futures Contracts
A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. The risks of futures contracts include but are not limited to: (1) the success of the adviser's and sub-adviser's ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.
Foreign Securities Risk
Investments in non-U.S. securities and instruments involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Foreign securities also include American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Global Depositary Receipts (“GDRs”), which are similar to ADRs, represent shares of foreign-based corporations and are generally issued by international banks in one or more markets around the world. Investments in ADRs and GDRs may be less liquid and more volatile than underlying shares in their primary trading markets.
Geographic Investment Risk
To the extent that a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.
Emerging Markets Risk
Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments, market manipulation concerns, and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, accounting, auditing, financial reporting and recordkeeping standards, (vi) fewer protections of property rights, (vii) limited investor rights and legal or practical remedies available to the Fund against portfolio companies, (viii) restrictions on the transfer of securities or currency or payment of dividends and (ix) settlement and trading practices that differ from U.S. markets. Each of these factors may impact a Fund’s ability to buy, sell, transfer, receive, deliver or otherwise
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obtain exposure to, emerging market securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund and cause a Fund to decline in value. The volatility of emerging markets may be heightened by the actions (such as significant buying and selling) of a few major investors. For example, substantial increases or decreases in cash flows of funds investing in these markets could significantly affect local securities’ prices and cause Fund share prices to decline. For these and other reasons, investments in emerging markets are often considered speculative.
Investments in China
Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. Economic liberalization in China may also result in disparities of wealth that lead to social disorder, including violence and labor unrest. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures. The Chinese economy is also susceptible to rising rates of inflation, economic recession, market inefficiency, volatility, and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability. Strained relationships with neighboring countries, including any military conflicts in response to such confrontations, may negatively impact China’s economic development and destabilize the region. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government places strict regulation on the Renminbi and Hong Kong dollar and manages the Renminbi and Hong Kong dollar so that they have historically traded in a tight range relative to the U.S. dollar. The Chinese government has been under pressure to manage the currency in a less restrictive fashion so that it is less correlated to the U.S. dollar. It is expected that such action would increase the value of the Renminbi and the Hong Kong dollar relative to the U.S. dollar. Of course, there can be no guarantee that this will occur, or that the Renminbi or the Hong Kong dollar will move in relation to the U.S. dollar as expected. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. China’s authoritarian government has also used force in the past to suppress civil dissent, and China’s foreign and domestic policies remain in conflict with those of Hong Kong as well as nationalist and religious groups in Xinjiang and Tibet. These and other factors could have a negative impact on the Chinese economy as a whole.
Investments in Asia and the Pacific Region
While certain economies in this region are exemplars of growth and development, others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports, and economic recessions. Each of these factors may impact the ability of a Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause Fund shares to decline in value.
Investments in Europe
Most developed countries in Western Europe are members of the European Union (“EU”), many are also members of the European Economic and Monetary Union (“EMU”), and most EMU members are part of the euro zone, a group of EMU countries that share the euro as their common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any of these EMU restrictions or controls, as well as any of the following events in Europe, may have a significant impact on the economies of some or all European countries: (i) the default or threat of default by an EU member country on its sovereign debt, (ii) economic recession in an EU member country, (iii) changes in EU or governmental regulations on trade, (iv) substantial changes in currency exchange rates of the euro, the British pound, and other European currencies, (v) significant changes in the supply and demand for European imports or exports, and (vi) high unemployment rates.
Effective January 1, 2021, the United Kingdom left the EU single market and customs union (“Brexit”) under the terms of a new trade agreement. The trade agreement governs the relationship between the United Kingdom and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Brexit may also impact markets of the United Kingdom and the EU, as well as global markets, should it lead to the creation of divergent national laws and regulations that produce new legal regimes and unpredictable tax consequences. As a result of the uncertain consequences of Brexit, the economies of the United Kingdom and Europe as well as the broader global
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economy could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the United Kingdom, Europe and globally. Any or all of these consequences could potentially have an adverse effect on the value of the Fund’s investments.
Investments in Germany
Germany is a member of the EMU. EMU member countries share coordinated economic policies and a common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the German economy as well as the economies of some or all European countries. In addition, challenges related to the rebuilding of infrastructure and unemployment in the former area of East Germany may also impact the economy of Germany. These and other factors, including the potential consequences of the withdrawal of the United Kingdom from the EU, as described above, could have a negative impact on the Fund’s performance.
Investments in Hong Kong
Investing in companies organized or traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy. Other risks associated with investing in Hong Kong may include, but are not limited to: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty and unrest (including mass protests and the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy and other political risks. Additionally, any fluctuation or shortage in the commodity markets could have a negative impact on the Hong Kong economy, which has few natural resources.
Investments in India
Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on Funds that invest in India. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy.
Despite recent downturns, the Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financials sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions and tax laws in India may impact the ability of a Fund to track its index.
Investments in Japan
Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. Trade tariffs and other protectionist measures could also have an adverse impact on the Japanese export market. The Japanese economy has in the past been negatively affected by, among other factors, government intervention and protectionism and an unstable financial services sector. While the Japanese economy has recently emerged from a prolonged economic downturn, some of these factors, as well as other adverse political developments, increases in government debt, changes to fiscal, monetary or trade
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policies, escalating political tension in the region, or other events, such as natural disasters, could have a negative impact on Japanese securities.
Investments in Taiwan
The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.
Investments in the United Kingdom
The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries and the United States. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries and the United States. The United Kingdom also relies heavily on the export of financial services. Accordingly, a slowdown in the financial services sector may have an adverse impact on the United Kingdom’s economy. The United Kingdom formally exited from the EU on January 31, 2020. For more information about “Brexit” and the associated risks, see the above description of “Investments in Europe.”
Geopolitical Risk
Some countries and regions in which the Funds invest have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, a Fund’s exposure to the other risks described herein will likely increase. For example, a market disruption may adversely affect the orderly functioning of the securities markets. Each of the foregoing may negatively impact the Fund’s investments.
Hedging Risk
Derivatives used by the Fund to offset its exposure to foreign currencies represented in the Index may not perform as intended. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the hedging transaction and the risk sought to be hedged. Since the derivatives used by the Fund to offset foreign currency exposure are generally reset on a monthly basis, currency risk can develop intra-month. There can be no assurance that the Fund’s hedging transactions will be effective. The Fund does not attempt to mitigate other factors which may have a greater impact on the Fund’s equity holdings and its performance than currency exposure. The value of an investment in the Fund could be significantly and negatively impacted if foreign currencies represented in the Index appreciate at the same time that the value of the Fund’s equity holdings fall.
Index and Data Risk
The Funds that employ a “passive management” – or indexing – investment approach are not “actively” managed and seek to track the price and yield performance, before fees and expenses, of the applicable Index. The Index provider has the right to make adjustments to the Indexes or to cease making the Indexes available without regard to the particular interests of the Funds or the Funds’ shareholders. While the Index provider provides a rules-based methodology that describes what each Index is designed to achieve within a particular set of rules, neither the Index provider, its agents nor data providers provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the applicable Index, its calculation, valuation or its related data, and they do not guarantee that the applicable Index will be in line with the Index provider’s methodology, regardless of whether or not the Index provider is affiliated with the Adviser. The composition of the Index is dependent on data from one or more third parties and/or the application of such data within the rules of the Index methodology, which may be based on assumptions or estimates. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index computations and/or the construction of the Indexes may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders. The potential risk of
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continuing error may be particularly heightened in the case of the Indexes, which are not used as benchmarks by other funds or managers. Any of the foregoing may lead to the inclusion of securities in an Index, exclusion of securities from an Index or the weighting of securities in an Index that would have been different had data or other information been correct or complete, which may lead to a different investment outcome than would have been the case had such events not occurred. The Adviser, through the Sub-Adviser, seeks to manage each Fund to correspond to the applicable Index provided by the Index provider. Consequently, losses or costs associated with an Index’s errors or other risks described above will generally be borne by the Funds and their shareholders and neither the Adviser nor its affiliates or agents make any representations or warranties regarding the foregoing.
Investment Risk
As with all investments, an investment in a Fund is subject to loss. Investors in a Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Investment Style Risk
Each Fund (except the Active Funds) invests in the securities included in, or representative of, its Index regardless of their investment merit. The Index Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Index Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.
Dividend Paying Securities Risk
Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by a Fund (which may be due to forces outside of a company’s control, such as political, social or other pressures) or the capital resources available for such company’s dividend payments may adversely affect the Fund. In the event a company reduces or eliminates its dividend, a Fund may not only lose the dividend payout but the stock price of the company may also fall.
Growth Investing Risk
Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks generally are priced higher than non-growth stocks, in relation to the issuer’s earnings and other measures, because investors believe they have greater growth potential, but there is no guarantee that their growth potential will be realized. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on future expectations. If investors believe an issuing company’s future earnings expectations will not be met, growth stock prices can decline rapidly and significantly. An investment in growth stocks may also be susceptible to rapid price swings during periods of economic uncertainty.
Issuer-Specific Risk
Changes in the actual or perceived financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.
Market Risk
The trading prices of equity securities  and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, including, but not limited to, changes in interest rates, government regulation, and the outlook for economic growth or recession, as well as events that impact specific issuers, such as changes to an issuer’s actual or perceived creditworthiness. A Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
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Recent Events
The respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in the re-opening of businesses, a reduction in quarantine and masking requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated individuals. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.
Market Capitalization Risk
Large-Capitalization Investing
Securities of large-capitalization companies may underperform securities of smaller companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Mid-Capitalization Investing
The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
Small-Capitalization Investing
The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
Models and Data Risk
The Active Funds are actively managed based upon the Adviser’s quantitative model, which is heavily dependent on data from one or more third parties and may not perform as intended. If the computers or other facilities of the data providers malfunction for any reason, model calculation and dissemination may be delayed, and trading of Fund shares may be suspended for a period of time. Errors in the model data, calculations and/or the construction of the model may occur from time to time and may not be identified and/or corrected by the Adviser or other applicable party for a period of time or at all, which may have an adverse impact on a Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the model, which will likely not be used by other funds or managers.
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Non-Correlation Risk
As with all index funds, the performance of an Index Fund and its Index may vary somewhat for a variety of reasons. For example, each Index Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, an Index Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in its Index or may be subject to pricing differences, differences in the timing of dividend accruals, tax gains or losses, currency convertibility and repatriation, operational inefficiencies and the need to meet various new or existing regulatory requirements. For example, it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of an Index Fund. The use of sampling techniques may affect an Index Fund’s ability to achieve close correlation with its Index. By using a representative sampling strategy, an Index Fund generally can be expected to have a greater non-correlation risk and this risk may be heightened during times of market volatility or other unusual market conditions. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.
Non-Diversification Risk
Each Fund is considered to be non-diversified. This means that each Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund’s performance. However, each Fund intends to satisfy the asset diversification requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company (“RIC”). See the “Taxes – Qualification as a Regulated Investment Company” section of the Statement of Additional Information (“SAI”) for detail regarding the asset diversification requirements.
Portfolio Turnover Risk
Each of International Multifactor Fund’s and Emerging Markets Multifactor Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.
Sector Risks
Communication Services Sector Risk
The communication services sector consists of companies that facilitate communication and offer content and information through various types of media, such as telecom and media companies, and certain internet retailers and software companies. Telecom companies include wireless and fixed-line telecommunications service providers and companies that provide high-density data transmission services through high bandwidth or fiber-optic cable networks. Media companies include broadcasting corporations, cable and satellite companies, advertising and publishing companies, and movie and entertainment companies. Other companies in this sector either provide internet software and services, such as social media platforms, search engines, and on-line streaming services, or home entertainment software, such as video games and digital entertainment. The communication services sector is characterized by increasing competition and regulation by various regulatory authorities. Challenges facing companies in this sector include distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, technological innovations that make existing products and services obsolete, and satisfying consumer demand. Further, while all companies are subject to cyber security threats, companies in the communication services sector may attract greater attention from hackers and be more susceptible to network security breaches and the theft of proprietary or customer information than other companies, which may have an adverse financial impact on companies in this sector.
Consumer Discretionary Sector Risk
The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, worldwide demand, competition, consumers’ disposable income levels, propensity to spend and consumer preferences, social trends, and marketing campaigns. Companies in the consumer discretionary sector have historically been characterized as relatively cyclical and therefore more volatile in times of change.
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Consumer Staples Sector Risk
The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global economic conditions. Unlike the consumer discretionary sector, companies in the consumer staples sector have historically been characterized as non-cyclical in nature and therefore less volatile in times of change.
Financials Sector Risk
The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. These factors and events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.
Health Care Sector Risk
The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.
Industrials Sector Risk
The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.
Information Technology Sector Risk
The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation. Challenges facing companies in the information technology sector include distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, technological innovations that make existing products and services obsolete, and satisfying consumer demand.
Materials Sector Risk
The basic materials sector includes, for example, metals and mining, chemicals and forest product companies. This sector can be significantly affected by, among other things, swift fluctuations in supply and demand for basic materials, commodity price volatility, world economic growth, depletion of natural resources and energy conservation, technological progress, and government regulations, including international political and economic developments, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. As the demand for, or prices of, basic materials increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, basic materials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.
Real Estate Sector Risk
REITs invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject a Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITs, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. The real estate sector also includes real estate management and development companies. As the
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demand for, or prices of, real estate increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, real estate generally would be expected to contribute to declines in the value of the real estate market and REITs. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.
Shares of the Funds May Trade at Prices Other Than NAV
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a Fund will not materially differ from a Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to timing reasons, perceptions about the NAV, supply and demand of a Fund’s shares (including disruptions in the creation/redemption process), during periods of market volatility and/or other factors. Because securities held by the Funds trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses. Additionally, in stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
Stock Connect Risks
Quota limitations risk. Stock Connect is subject to daily quota limitations on investments, which may restrict the China ex-State-Owned Enterprises Fund’s ability to invest in China A-Shares through Stock Connect on a timely basis, and the Fund may not be able to effectively pursue its investment policies. In addition, an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through Stock Connect and to enter into or exit trades on a timely basis.
Suspension risk. SEHK, SSE and SZSE reserve the right to suspend trading if necessary to ensure an orderly and fair market and manage risks prudently which could adversely affect the Fund’s ability to access the PRC market.
Differences in trading day. Stock Connect only operates on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. So it is possible that there are occasions when it is a normal trading day for the PRC market but Hong Kong investors (such as the Fund) cannot carry out any China A-Shares trading. The Fund may be subject to a risk of price fluctuations in China A-Shares during the time when Stock Connect is not trading as a result.
Restrictions on selling imposed by front-end monitoring. PRC regulations require that before an investor sells any share, there should be sufficient shares in the account; otherwise SSE or SZSE will reject the sell order concerned. SEHK will carry out pre-trade checking on China A-Shares sell orders of its participants (i.e., the stock brokers) to ensure there is no over-selling.
Clearing settlement and custody risks. HKSCC and ChinaClear establish the clearing links and each is a participant of the other to facilitate clearing and settlement of cross-boundary trades. As the national central counterparty of the PRC’s securities market, ChinaClear operates a comprehensive network of clearing, settlement and stock holding infrastructure. ChinaClear has established a risk management framework and measures that are approved and supervised by the CSRC. The chances of a ChinaClear default are considered to be remote.
Should the remote event of a ChinaClear default occur and ChinaClear be declared as a defaulter, HKSCC will, in good faith, seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or through ChinaClear’s liquidation. In that event, the Fund may suffer a delay in the recovery process or may not be able to fully recover its losses from ChinaClear.
The China A-Shares traded through Stock Connect are issued in scriptless form, so investors, such as the Fund, will not hold any physical China A-Shares. Hong Kong and overseas investors, such as the Fund, who have acquired Mainland Securities through Northbound trading maintain the Mainland Securities with their brokers’ or custodians’ stock accounts with the Central Clearing and Settlement System operated by HKSCC for the clearing securities listed or traded on SEHK.
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Nominee arrangements in holding China A-Shares. HKSCC is the “nominee holder” of the Mainland Securities acquired by overseas investors (including the Fund) through Stock Connect. The CSRC Stock Connect rules expressly provide that investors enjoy the rights and benefits of the Mainland Securities acquired through Stock Connect in accordance with applicable laws. The CSRC has clarified that (i) the concept of nominee shareholding is recognized in China, (ii) overseas investors shall hold Mainland Securities through HKSCC and are entitled to proprietary interests in such securities as shareholders, (iii) China law does not expressly provide for a beneficial owner under the nominee holding structure to bring legal proceedings, nor does it prohibit a beneficial owner from doing so, (iv) as long as certification issued by HKSCC is treated as lawful proof of a beneficial owner’s holding of Mainland Securities under the Hong Kong Special Administrative Region law, it would be fully respected by CSRC, and (v) as long as an overseas investor can provide evidential proof of direct interest as a beneficial owner, the investor may take legal actions in its own name in PRC courts. However, the courts in the PRC may consider that any nominee or custodian as registered holder of the Mainland Securities would have full ownership thereof, and even if the concept of beneficial owner is recognized under PRC law, those Mainland Securities would form part of the pool of assets of such entity available for distribution to creditors of such entities and/or that a beneficial owner may have no rights whatsoever in respect thereof. Consequently, neither a Fund nor its custodian can ensure that the Fund’s ownership of these securities or title thereto is assured.
Under the rules of the Central Clearing and Settlement System operated by HKSCC for the clearing of securities listed or traded on SEHK, HKSCC as nominee holder shall have no obligation to take any legal action or court proceeding to enforce any rights on behalf of the investors in respect of the Mainland Securities in the PRC or elsewhere. Therefore, although the Fund’s ownership may be ultimately recognized and the HKSCC confirmed that it is prepared to provide assistance to the beneficial owners of Mainland Securities where necessary, the Fund may suffer difficulties or delays in enforcing its rights in China A-Shares. Moreover, whether PRC courts will accept the legal action independently initiated by the overseas investor with the certification of holding Mainland Securities issued by HKSCC has yet to be tested. To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, it should be noted that a Fund and its custodian will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC.
China A-Share market suspension risks. Only certain A-Shares are eligible to be accessed through Stock Connect. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through Stock Connect. China A-Shares may only be bought or sold where the relevant A-Shares are traded on the SSE or the SZSE, as appropriate. Given that the A-Share market is considered volatile and unstable (with the risk of suspension of a particular stock, and/or the whole market, and/or government intervention), the subscription and redemption of shares may also be disrupted. An Authorized Participant is unlikely to redeem or subscribe shares if it considers that A-Shares may not be available.
Investor compensation. Investments of the Fund through Northbound trading via Stock Connect will not be covered by Hong Kong’s Investor Compensation Fund. Hong Kong’s Investor Compensation Fund is established to pay compensation to investors of any nationality who suffer pecuniary losses as a result of default of a licensed intermediary or authorized financial institution in relation to exchange-traded products in Hong Kong.
Since default matters in Northbound trading via Stock Connect do not involve products listed or traded in SEHK or Hong Kong Futures Exchange Limited, they will not be covered by the Investor Compensation Fund. Further, since the Fund is carrying out Northbound trading through securities brokers in Hong Kong but not PRC brokers, it is also not protected by the China Securities Investor Protection Fund in the PRC.
Trading costs. In addition to paying trading fees and stamp duties in connection with China A-Share trading, the Fund may be subject to new portfolio fees, dividend tax and tax concerned with income arising from stock transfers which are yet to be determined by the relevant authorities.
Operational risk. Stock Connect provides a new channel for investors from Hong Kong and overseas, such as the Fund, to access the China stock market directly. Stock Connect is premised on the functioning of the operational systems of the relevant market participants. Market participants are able to participate in this program subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house.
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The securities regimes and legal systems of the two markets differ significantly and in order for the trial program to operate, market participants may need to address issues arising from the differences on an on-going basis. Further, the “connectivity” in Stock Connect program requires routing of orders across the border. This has and will continue to require the development of new information technology systems on the part of the SEHK and exchange participants. There is no assurance that the systems of the SEHK and market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems failed to function properly, trading in both markets through the program could be disrupted. The Fund’s ability to access the China A-Share market (and hence to pursue their investment strategy) will be adversely affected.
Regulatory risk. The CSRC Stock Connect rules are departmental regulations having legal effect in the PRC. However, the application of such rules is untested, and there is no assurance that PRC courts will recognize such rules, e.g., in liquidation proceedings of PRC companies.
Stock Connect is novel in nature and is subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong. Further, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border legal enforcement in connection with cross-border trades through Stock Connect.
The regulations are untested so far and there is no certainty as to how they will be applied. Moreover, the current regulations are subject to change. There can be no assurance that Stock Connect will not be abolished. The Fund, which may invest in the PRC markets through Stock Connect, may be adversely affected as a result of such changes.
Tax Risk in China
Uncertainties in PRC tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the China ex-State-Owned Enterprises Fund. The Fund’s investments in securities, including A-Shares, issued by PRC companies may cause the Fund to become subject to withholding and other taxes imposed by the PRC.
If the Fund were considered to be a tax resident of the PRC, it would be subject to PRC corporate income tax at the rate of 25% on its worldwide taxable income. If the Fund were considered to be a non-resident enterprise with a “permanent establishment” in the PRC, it would be subject to PRC corporate income tax of 25% on the profits attributable to the permanent establishment. The Adviser and Sub-Adviser intend to operate the Fund in a manner that will prevent it from being treated as a tax resident of the PRC and from having a permanent establishment in the PRC. It is possible, however, that the PRC could disagree with that conclusion or that changes in PRC tax law could affect the PRC corporate income tax status of the Fund.
The PRC generally imposes withholding income tax at a rate of 10% on dividends, premiums, interest and capital gains originating in the PRC and paid to a company that is not a resident of the PRC for tax purposes and that has no permanent establishment in China. The withholding is in general made by the relevant PRC tax resident company making such payments. In the event the relevant PRC tax resident company fails to withhold the relevant PRC withholding income tax or otherwise fails to pay the relevant withholding income tax to the PRC tax authorities, the competent PRC tax authorities may, at their sole discretion, impose tax obligations on the Fund.
The Ministry of Finance of the PRC, the State Administration of Taxation of the PRC and the CSRC (collectively, the “PRC Tax Authorities”) issued the “Notice on the Pilot Program of Shanghai-Hong Kong Stock Connect” Caishui [2014] No.81 (Notice 81), on October 31, 2014, which states that the capital gain from disposal of A-Shares by foreign investors enterprises via the Shanghai-Hong Kong Stock Connect program will be temporarily exempt from withholding income tax. Notice 81 also states that the dividends derived from A-Shares by foreign investor enterprises is subject to 10% withholding income tax.
The PRC Tax Authorities issued the “Notice on the Pilot Program of Shenzhen-Hong Kong Stock Connect” Caishui [2016] No.127 (Notice 127)” on November 5, 2016, which states that the capital gain from disposal of A-Shares by foreign investors enterprises via the Shenzhen-Hong Kong Stock Connect program will be temporarily exempt from withholding income tax. Notice 127 also states that the dividends derived from A-Shares by foreign investor enterprises is subject to 10% withholding income tax.
There is no indication of how long the temporary exemption will remain in effect and the Fund may be subject to such withholding income tax in the future. If, in the future, China begins applying tax rules regarding the taxation of income from investments through Stock Connect and/or begins collecting capital gains taxes on such
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investments, the Fund could be subject to withholding income tax liability if the Fund determines that such liability cannot be reduced or eliminated by applicable tax treaties. The PRC Tax Authorities may, in the future, issue further guidance in this regard and with potential retrospective effect. The negative impact of any such tax liability on the Fund’s return could be substantial.
In light of the uncertainty as to how gains or income that may be derived from the Fund’s investments in the PRC will be taxed, the Fund reserves the right to provide for withholding tax on such gains or income and withhold tax for the account of the Fund. Withholding tax may already be withheld at a broker/custodian level. If the Fund expects such withholding tax on trading in A-Shares to be imposed, it reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it. Investors should note that such provision may be excessive or inadequate to meet actual withholding tax liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities.
Any tax provision, if made, will be reflected in the NAV of the Fund at the time of debit or release of such provision and thus will impact shares which remain in the Fund at the time of debit or release of such provision. If the actual applicable tax levied by PRC tax authorities is greater than that provided for by the Fund so that there is a shortfall in the tax provision amount, investors should note that the NAV of the Fund may suffer more than the tax provision amount as the Fund will ultimately have to bear the additional tax liabilities. In this case, the then-existing and subsequent investors will be disadvantaged. On the other hand, if the actual applicable tax levied by PRC tax authorities is less than that provided for by the Fund so that there is an excess in the tax provision amount, investors who have redeemed Fund shares before the PRC tax authorities’ ruling, decision or guidance in this respect will be disadvantaged as they would have borne the loss from the Fund’s overprovision. In this case, the then-existing and subsequent investors may benefit if the difference between the tax provision and the actual taxation liability can be returned to the account of the Fund as assets thereof. In case of having excess in the tax provision amount (for example, the actual applicable tax levied by PRC tax authorities is less than the tax provision amount or due to a change in provisioning by the Fund), such excess shall be treated as property of the Fund and investors who have already transferred or redeemed their shares in the Fund will not be entitled or have any right to claim any part of the amount representing the excess.
Stamp duty under the PRC laws generally applies to the execution and receipt of taxable documents, which include contracts for the sale of A-Shares traded on PRC stock exchanges. In the case of such contracts, the stamp duty is currently imposed on the seller but not on the purchaser, at the rate of 0.1%. While overseas investors currently are exempt from value added taxes (currently at the rate of 6%) on capital gains derived from trading of A-Shares through Stock Connect, the PRC tax rules could be changed which could result in unexpected tax liabilities for the Fund. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if the Fund were liable for value added tax it would also be required to pay the applicable surtaxes.
The PRC rules for taxation of Stock Connect are evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC SAFE to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and its investors. The imposition of such taxes, particularly on a retrospective basis, could have a material adverse effect on the Fund’s returns. Before further guidance is issued and is well established in the administrative practice of the PRC tax authorities, the practices of the PRC tax authorities that collect PRC taxes relevant to the Fund may differ from, or be applied in a manner inconsistent with, the practices with respect to the analogous investments described herein or any further guidance that may be issued. The value of the Fund’s investment in the PRC and the amount of its income and gains could be adversely affected by an increase in tax rates or change in the taxation basis.
The above information is only a general summary of the potential PRC tax consequences that may be imposed on the Fund and its investors either directly or indirectly and should not be taken as a definitive, authoritative or comprehensive statement of the relevant matter. Investors should seek their own tax advice on their tax position with regard to their investment in the Fund.
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The PRC government has implemented a number of tax reform policies in recent years. The current tax laws and regulations may be revised or amended in the future. Any revision or amendment in tax laws and regulations may affect the after-taxation profit of PRC companies and foreign investors in such companies, such as the Fund.
Technology Platform Company Risk
Technology platform companies have significant exposure to consumers and businesses (including small businesses as consumers). A failure to attract and retain a substantial number of such users to a company’s products, services, content or technology or to develop products, services, content or technologies that evolve with user tastes and preferences could adversely affect operating results. The adoption of new internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by a technology platform company to modify or adapt its products, services, content or infrastructure, which could have a material adverse effect on such company’s business. Technology platform companies typically face intense competition and potentially rapid product obsolescence, and the research and development of new, technologically advanced products is a complex and uncertain process requiring high levels of innovation and investment, as well as the accurate anticipation of technology, market trends and consumer needs, which a company may not successfully achieve. In addition, many technology platform companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Concerns regarding a company’s products, services or processes that may compromise the privacy of users or other privacy related matters, even if unfounded, could damage a company’s reputation and adversely affect operating results. Many technology platform companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some technology platform companies. These companies could be negatively impacted by a general deterioration in economic conditions, disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Technology platform companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of technology platform companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on technology platform companies. A technology platform company may not currently derive any revenue, and there is no assurance that any such company will derive any revenue from innovative technologies in the future.
Additional Non-Principal Risk Information
Trading. Although each Fund’s shares are listed for trading on NYSE Arca, Inc., NASDAQ or Cboe BZX Exchange, Inc. (each a “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. The trading market in a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s holdings or due to irregular trading activity in the markets. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Fund shares will trade with any volume, or at all, on any stock exchange.
Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity (including for the underlying securities held by a Fund), and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund and/or increased market volatility may cause increased bid/ask spreads. Shares of the Funds, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
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Securities Lending. Although the Funds are indemnified by the Funds’ lending agent for losses incurred in connection with a borrower’s default with respect to a loan, the Funds bear the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, a Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned. These events could also trigger negative tax consequences for a Fund.
Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a prolonged and material premium or discount to NAV (or not trade at all) and possibly face trading halts and/or delisting: (i) APs exit the business, have a business disruption (including through the types of disruptions described under “Cybersecurity Risk” and “Operational Risk”) or otherwise become unable or unwilling to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business, have a business disruption (including through the types of disruptions described under “Cybersecurity Risk” and “Operational Risk”) or significantly reduce their business activities and no other entities step forward to perform their functions.
This risk may be heightened for Funds that invest in markets that require foreign securities settlement and/or because APs may be required to post collateral in relation to securities settlement, which only certain APs may be able to do.
Operational Risk. The Funds and their service providers, including the Adviser, Sub-Adviser, administrator, custodian, and transfer agent, may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Funds. Although the Funds and their service providers seek to mitigate these operational risks through their internal controls and operational risk management processes, these measures may not identify or may be inadequate to address all such risks.
Portfolio Holdings Information
Information about each Fund’s daily portfolio holdings, including the identities and quantities of such portfolio holdings, is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC in Part F of Form N-PORT no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov, or by calling WisdomTree Trust at 1-866-909-WISE (9473). A summarized description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the SAI.
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Management
Investment Adviser
As the investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the WisdomTree Trust (the “Trust”) and each of its separate investment portfolios called “Funds.” WisdomTree Asset Management is a registered investment adviser with offices located at 245 Park Avenue, 35th Floor, New York, New York 10167, and is a leader in ETF management. As of June 30, 2021, WisdomTree Asset Management had assets under management totaling approximately $45.1 billion. WisdomTree Investments* is the parent company of WisdomTree Asset Management. WisdomTree Asset Management provides an investment program for each Fund. The Adviser provides proactive oversight of the Sub-Adviser, defined below, daily monitoring of the Sub-Adviser’s buying and selling of securities for each Fund, and regular review of the Sub-Adviser’s performance. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate.
* “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has been issued a patent and has a patent application pending on the methodology and operation of its Indexes and the Funds.
For the fiscal year ended March 31, 2021, the Funds paid advisory fees to the Adviser, as a percentage of average daily net assets, in the amounts listed below.
Name of Fund	Management Fee
International Equity Fund	0.48%
International High Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
International Dividend ex-Financials Fund	0.58%
International Quality Dividend Growth Fund	0.42%
International Multifactor Fund	0.38%
Europe Quality Dividend Growth Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Hedged SmallCap Equity Fund	0.58%
Europe Hedged Equity Fund	0.58%
Europe Hedged SmallCap Equity Fund	0.58%
Germany Hedged Equity Fund	0.48%
International Hedged Quality Dividend Growth Fund	0.58%
Global High Dividend Fund	0.58%
Global ex-U.S. Quality Dividend Growth Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%
Emerging Markets High Dividend Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Emerging Markets Quality Dividend Growth Fund	0.32%
Emerging Markets Multifactor Fund	0.48%
Emerging Markets ex-State-Owned Enterprises Fund	0.32%
India Earnings Fund	0.83%
China ex-State-Owned Enterprises Fund	0.32%
India ex-State-Owned Enterprises Fund	0.58%
Growth Leaders Fund	0.20%
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Under the Investment Advisory Agreement for each Fund, WisdomTree Asset Management has agreed to pay generally all expenses of each Fund, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for each Fund, please see the “Management of the Trust” section of the SAI. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer (“CCO”) services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.
The basis for the Board of Trustees’ approval of the Funds’ Investment Advisory Agreements is available in the Trust’s Semi-Annual Report to Shareholders for the period ended September 30, 2020.
Sub-Adviser
Mellon Investments Corporation (the “Sub-Adviser”) is responsible for the day-to-day management of the Funds. The Sub-Adviser, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at One Boston Place, 201 Washington Street, Boston, Massachusetts 02108. As of June 30, 2021, the Sub-Adviser had assets under management totaling approximately $673 billion. The Sub-Adviser is an independently operated indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. The Sub-Adviser chooses each Fund’s portfolio investments and places orders to buy and sell the portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds.
The basis for the Board of Trustees’ approval of the Funds’ Investment Sub-Advisory Agreements is available in the Trust’s Semi-Annual Report to Shareholders for the period ended September 30, 2020.
WisdomTree Asset Management, as the investment adviser for the Funds, may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The sub-advisers are subject to oversight by WisdomTree Asset Management. WisdomTree Asset Management and the Trust have received an exemptive order from the SEC that permits WisdomTree Asset Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for each Fund, without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Asset Management has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. WisdomTree Asset Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.
Portfolio Managers
Each Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Funds’ portfolios are described below.
Ms. Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been with the Sub-Adviser since 1995. Ms. Walker-Smith leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Previously, she served as an equity index portfolio manager and equity trader for the Sub-Adviser. Prior to joining the firm, Ms. Walker-Smith was a trader for Banc One Investment Advisors Corporation and a brokerage services manager for Mid Atlantic Capital Corporation. She has been in the investment industry since 1990. Ms. Walker-Smith earned an MBA in finance from the University of Pittsburgh and a BA in history and Russian from Washington & Jefferson College.
Mr. David France, CFA, a Vice President, has been with the Sub-Adviser since 2009. Mr. France is a senior portfolio manager and team manager in the equity index portfolio management group. He manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, he was an investment advisor with PNC Wealth Management. Previously, he worked as an investment analyst with Greycourt, an independent advisory firm serving wealthy families and foundations, and before that he held various fixed income and equity support positions at T. Rowe Price. He has been in the investment industry since 1995. Mr. France earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.
Mr. Todd Frysinger, CFA, a Vice President, has been with the Sub-Adviser since 2007. Mr. Frysinger is a senior portfolio manager and team manager in the equity index portfolio management group. He manages and leads
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a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, Mr. Frysinger served as assistant portfolio manager for Mellon Financial Corporation’s Corporate Treasury group, managing fixed income investment portfolios. He has been in the investment industry since 1996. Mr. Frysinger earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.
Ms. Vlasta Sheremeta, CFA, a Vice President, has been with the Sub-Adviser since 2011. Ms. Sheremeta is a senior portfolio manager and team manager in the equity index portfolio management group. She manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, she provided trade execution support to the FX trading desk at BNY Mellon. She has been in the investment industry since 2010. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation and is a member of the CFA Institute and the CFA Society of Pittsburgh.
Mr. Michael Stoll, a Vice President, has been with the Sub-Adviser since 2005. Mr. Stoll is a senior portfolio manager and team manager in equity index portfolio management group. He manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, he was a senior manager in consulting engineering at Northgate Environmental Management. He has been in the investment industry since 2005. Mr. Stoll earned an MBA and an MS in geotechnical engineering from the University of California at Berkeley and a BS in civil engineering from the University of California at Irvine.
The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds.
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Additional Information on Buying and Selling Fund Shares
Most investors will buy and sell shares of the Funds through broker-dealers at market prices. Shares of the Funds trade on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus.
Share Trading Prices
Transactions in Fund shares will be priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from a Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.
Determination of Net Asset Value
The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.
In calculating its NAV, a Fund generally values: (i) equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded; (ii) unlisted equity securities (including preferred stock) at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price; and (iii) fixed income securities at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. In addition, a Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange.
Fair value pricing is used by the Funds when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.
Dividends and Distributions
The Funds, except the Growth Leaders Fund, intend to pay out dividends on a quarterly basis. The Growth Leaders Fund intends to pay out dividends on an annual basis. Nonetheless, a Fund may not make a dividend payment every quarter or year (as applicable).
Each Fund intends to distribute its net realized capital gains to investors annually. The Funds occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.
Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of
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shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Frequent Purchases and Redemptions of Fund Shares
The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only APs are authorized to purchase and redeem shares directly from the Funds. Because purchase and redemption transactions with APs are an essential part of the ETF process and may help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by APs. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.
Investments by Investment Companies
Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”), restricts investments by investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) of the 1940 Act subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.
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Additional Tax Information
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.
Each Fund intends to qualify each year for treatment as a RIC. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.
Unless you are a tax-exempt entity or your investment in Fund shares is made through tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:
■	A Fund makes distributions;
■	You sell Fund shares; and
■	You purchase or redeem Creation Units (APs only).
Taxes on Distributions
For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the assets that generated them, rather than how long a shareholder has owned Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. However, to the extent a Fund lends its securities and receives substitute dividend payments, such payments are not expected to generate qualified dividend income when distributed to shareholders. The trading strategies of certain Funds may limit their ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income. Additionally, since each Fund’s income is derived primarily from investments other than stock of U.S. corporations, it is not expected that dividends paid by a Fund will qualify for the dividends received deduction for corporate shareholders.
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, but declared by a Fund in October, November or December of the previous year, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).
Dividends and distributions from the Funds and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the 3.8% tax on net investment income applicable to certain individuals, estates and trusts.
A Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. A Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause such Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Funds may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.
Distributions (other than Capital Gain Dividends) paid to shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty
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rate applies, but Capital Gain Dividends generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the United States for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a non-U.S. shareholder engaged in a trade or business within the United States.
You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should be avoided by taxable investors.
The Fund (or your broker) will inform you of the amount and character of any distributions shortly after the close of each calendar year.
The Funds (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.
Taxes When You Sell Fund Shares
Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.
Taxes on Creation and Redemption of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be permitted to be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position.
Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.
A person subject to U.S. federal income tax with the U.S. dollar as its functional currency who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption. Any such gains or losses will generally be treated as ordinary income or loss.
Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.
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Foreign Investments by the Fund
Dividends, interest and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Funds may need to file special claims for refunds to secure the benefits of a reduced rate. If as of the close of a taxable year more than 50% of the total assets of a Fund consist of stock or securities of foreign corporations, the Fund intends to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. If a Fund elects to “pass through” such foreign taxes, then investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax.
The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.
Additional Tax Information - Taxation in India
The WisdomTree India Earnings Fund (the “Fund”) invests in the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly-owned subsidiary organized in the Republic of Mauritius, which invests in Indian securities. The Portfolio is also advised by WisdomTree Asset Management and sub-advised by the Sub-Adviser. The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities which entitles it to claim the benefits of the double taxation avoidance agreement entered between India and Mauritius (“tax treaty”). Since the Fund makes its investments through the Portfolio, a wholly owned subsidiary organized in the Republic of Mauritius, this structure should permit the Fund to benefit from the tax treaty subject to procedural compliances.
The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty's applicability to entities such as the Fund. The tax treaty has been renegotiated and amended by way of a protocol (“2016 Protocol”). Under the 2016 Protocol, purchases of Indian shares by Mauritius entities, made on or after April 1, 2017, will be subject to capital gains tax in India. In addition, during a transition period covering April 1, 2017 through March 31, 2019, the tax on capital gains arising for shares both acquired and sold during such transition period could potentially be limited to 50% of the applicable tax rates in India if certain conditions are met (as prescribed under the limitations of benefits clause). It is important to note that the 2016 Protocol only amends the capital gains article in relation to the taxation of shares. In other words, all other “securities” besides shares shall be subject to similar taxation principles, as they apply currently to the Portfolio. This amendment could reduce the return to the Fund on its investments made on or after April 1, 2017 and the return received by Fund shareholders.
In March 2012, the Indian Finance Minister introduced a new chapter to the Indian Income Tax Act, 1961 (“IT Act”), which included certain General Anti-Avoidance Rules (“GAAR”). The Finance Act, 2015 (“FA 2015”) amended the IT Act to defer the applicability of GAAR to financial years beginning on or after April 1, 2017. Further, all investments made into India up-to March 31, 2017 have been grandfathered and exempted from the applicability of GAAR The Central Board of Direct Taxes issued Circular No. 7 of 2017 (“GAAR Circular”) providing clarifications on implementation of GAAR by way of responses to queries raised by various stakeholders in the context of its applicability. The GAAR Circular specifically provides where a Foreign Portfolio Investor (such as the Portfolio) is located in a particular jurisdiction based on non-tax commercial reasons and the main purpose of the choice of location/residence of the Foreign Portfolio Investor is not to obtain a treaty benefit, the GAAR provisions will not be resorted to by the tax authorities. GAAR may lead to the imposition of tax liabilities and withholding obligations which may potentially affect the return received by Fund shareholders.
The Finance Bill, 2019 has recently proposed an increase in surcharge on non-corporate entities, which will significantly increase the effective capital gains tax rates for Foreign Portfolio Investors set up as non-corporate entities. Although this proposal was subsequently modified to limit the surcharge on Foreign Portfolio Investors and further, should not impact the Fund which makes investments through the Portfolio which is a company, no assurance can be given that the Indian Government will not propose application of surcharge differently in the future, such that the surcharge could be imposed on the Portfolio, which would negatively impact the Fund.
In past audits concluded that have not involved the Portfolio, the tax authorities in India have sought to apply a Minimum Alternate Tax (MAT) on certain Foreign Portfolio Investors investing into India on the income earned up to a period of seven prior years (which is the statute of limitation in India). The Indian Government formed a Committee to provide it with a recommendation on the applicability of MAT to foreign investors, and in September
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2015, the Indian Government, on recommendation from the Committee, determined MAT shall not apply to certain Foreign Portfolio Investors, which is believed to apply to the Portfolio. To date, the Portfolio has not received any notice seeking the application of MAT to the Portfolio, although no assurance can be given that the Indian Government will not determine application of MAT differently in the future, such that MAT could be imposed on the Portfolio, which would negatively impact the Fund.
Reference to investments by the Fund herein should be understood to refer to investments by the Portfolio. The taxable profits derived from the worldwide income of the wholly owned subsidiary of the Fund, the Portfolio, is subject to income tax at the rate of 15% in the Republic of Mauritius. As with all Mauritian tax residents, the Portfolio is entitled to a foreign tax credit (“FTC”) on its foreign sourced income. The FTC is based on the lower of the Mauritian tax or the foreign taxes incurred. Where documentary evidence is not available to substantiate the foreign taxes suffered, the FTC can be presumed to be 80% of the Mauritius tax on its foreign source income. The presumed FTC effectively reduces the Mauritian income tax rate on the foreign sourced income of the Portfolio to a maximum of 3%. Interest income on call and deposit accounts with Mauritian banks is exempt from tax, and there is no tax on capital gains in Mauritius. Effective August 8, 2012, in connection with the new advisory agreement, the Mauritius income tax is paid by WisdomTree Asset Management.
Distribution
Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.
Premium/Discount and NAV Information
Information regarding a Fund’s NAV and how often shares of each Fund traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarter is available at www.wisdomtree.com.
Additional Notices
Listing Exchange
Shares of the Funds are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.
The Listing Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
WisdomTree and the Funds
WisdomTree Investments and WisdomTree Asset Management (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of any Index to track general stock market performance. WisdomTree Investments is the licensor of certain Indexes, trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in
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connection with any Index or Index calculation. An Index’s past performance is not necessarily an indication of how the Index will perform in the future. WisdomTree Investments has contracted with an independent calculation agent to calculate each Index.
Financial Highlights
The financial highlights table is intended to help you understand each Fund’s financial performance for the past five fiscal years or, if shorter, the period since a Fund’s inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.
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Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree China ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]
Net asset value, beginning of year	$38.44	$38.84	$43.62	$28.59	$23.38
Investment operations:
Net investment income[2]	0.23	0.39	0.49	0.06	0.32
Net realized and unrealized gain (loss)	26.10	(0.39)	(4.82)	15.28	5.23
Total from investment operations	26.33	0	(4.33)	15.34	5.55
Dividends and distributions to shareholders:
Net investment income	(0.35)	(0.40)	(0.45)	(0.31)	(0.34)
Tax return of capital	(0.01)	—	(0.00)[3]	—	—
Total dividends and distributions to shareholders	(0.36)	(0.40)	(0.45)	(0.31)	(0.34)
Net asset value, end of year	$64.41	$38.44	$38.84	$43.62	$28.59
TOTAL RETURN[4]	68.71%	0.07%	(9.91)%	53.95%	23.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$914,692	$188,351	$143,699	$215,928	$8,576
Ratios to average net assets of:
Expenses, net of expense waivers	0.32%[5]	0.32%[6]	0.32%[6]	0.33%[6,7]	0.53%[7]
Expenses, prior to expense waivers	0.38%	0.63%	0.63%	0.63%	0.63%
Net investment income	0.37%	1.03%	1.31%	0.14%	1.29%
Portfolio turnover rate[8]	20%	22%	35%	20%	37%

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$24.40	$28.79	$31.99	$24.72	$21.48
Investment operations:
Net investment income[2]	0.41	0.62	0.42	0.28	0.30
Net realized and unrealized gain (loss)	15.91	(4.38)	(3.20)	7.20	3.25
Net increase from payment by affiliate	0.00[3]	—	0.00[3]	—	—
Total from investment operations	16.32	(3.76)	(2.78)	7.48	3.55
Dividends to shareholders:
Net investment income	(0.41)	(0.63)	(0.42)	(0.21)	(0.31)
Net asset value, end of year	$40.31	$24.40	$28.79	$31.99	$24.72
TOTAL RETURN[4]	67.18%[9]	(13.36)%	(8.64)%[9]	30.30%	16.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$4,719,936	$809,991	$305,184	$92,776	$2,472
Ratios to average net assets of:
Expenses, net of expense waivers	0.32%[5]	0.32%[6]	0.32%[6]	0.33%[6]	0.58%
Expenses, prior to expense waivers	0.37%	0.58%	0.58%	0.58%	0.58%
Net investment income	1.11%	2.14%	1.51%	0.92%	1.33%
Portfolio turnover rate[8]	34%	19%	24%	68%	15%
[1]	Shares were adjusted to reflect a 2:1 stock split effective October 16, 2020.
[2]	Based on average shares outstanding.
[3]	Amount represents less than $0.005.
[4]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[5]	The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.
[6]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.
[7]	Effective July 1, 2015, the investment advisor contractually agreed to limit the advisory fee to 0.53% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust.
[8]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[9]	Includes a reimbursement from the sub-advisor for an operational error that resulted in investment transaction losses. Excluding the reimbursement, total return would have been unchanged.
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Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets High Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$32.45	$43.72	$47.35	$40.69	$35.05
Investment operations:
Net investment income[1]	1.76	2.10	1.84	1.67	1.42
Net realized and unrealized gain (loss)	11.93	(11.25)	(3.57)	6.65	5.58
Total from investment operations	13.69	(9.15)	(1.73)	8.32	7.00
Dividends to shareholders:
Net investment income	(1.87)	(2.12)	(1.90)	(1.66)	(1.36)
Net asset value, end of year	$44.27	$32.45	$43.72	$47.35	$40.69
TOTAL RETURN[2]	43.37%	(22.06)%	(3.51)%	20.98%	20.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,916,702	$1,638,935	$2,173,006	$2,282,176	$1,721,381
Ratios to average net assets[3] of:
Expenses[4]	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	4.58%	4.91%	4.23%	3.81%	3.81%
Portfolio turnover rate[5]	62%	41%	44%	41%	41%

WisdomTree Emerging Markets Multifactor Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$17.75	$23.61	$24.68
Investment operations:
Net investment income[1]	0.56	0.73	0.29
Net realized and unrealized gain (loss)	7.90	(5.91)	(1.16)
Total from investment operations	8.46	(5.18)	(0.87)
Dividends to shareholders:
Net investment income	(0.40)	(0.68)	(0.20)
Net asset value, end of period	$25.81	$17.75	$23.61
TOTAL RETURN[2]	48.12%	(22.44)%	(3.52)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,162	$7,102	$18,886
Ratios to average net assets of:
Expenses	0.48%[3,4]	0.48%	0.48%[4,6]
Net investment income	2.51%[3]	3.24%	1.97%[6]
Portfolio turnover rate[5]	125%	166%	133%
*	Commencement of operations.
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[6]	Annualized.
216        WisdomTree Trust Prospectus

Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$19.43	$24.71	$26.94	$23.03	$21.11
Investment operations:
Net investment income[1]	0.61	0.66	0.71	0.56	0.63
Net realized and unrealized gain (loss)	10.08	(5.32)	(2.30)	3.87	1.96
Total from investment operations	10.69	(4.66)	(1.59)	4.43	2.59
Dividends to shareholders:
Net investment income	(0.61)	(0.62)	(0.64)	(0.52)	(0.67)
Net asset value, end of year	$29.51	$19.43	$24.71	$26.94	$23.03
TOTAL RETURN[2]	55.66%	(19.30)%	(5.79)%	19.44%	12.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$94,431	$69,936	$69,189	$75,442	$48,366
Ratios to average net assets of:
Expenses, net of expense waivers	0.32%[3]	0.32%[4]	0.32%[4]	0.39%[4]	0.63%
Expenses, prior to expense waivers	0.42%	0.63%	0.63%	0.63%	0.63%
Net investment income	2.38%	2.74%	2.93%	2.17%	2.88%
Portfolio turnover rate[5]	57%	55%	81%	62%	49%

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$32.98	$47.03	$53.47	$44.62	$37.90
Investment operations:
Net investment income[1]	1.58	1.82	1.79	1.42	1.35
Net realized and unrealized gain (loss)	18.04	(14.02)	(6.35)	8.89	6.71
Total from investment operations	19.62	(12.20)	(4.56)	10.31	8.06
Dividends to shareholders:
Net investment income	(1.81)	(1.85)	(1.88)	(1.46)	(1.34)
Net asset value, end of year	$50.79	$32.98	$47.03	$53.47	$44.62
TOTAL RETURN[2]	60.63%	(26.95)%	(8.40)%	23.55%	21.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,935,213	$1,216,850	$1,424,969	$1,743,104	$1,106,602
Ratios to average net assets[6] of:
Expenses[7]	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	3.65%	4.05%	3.81%	2.88%	3.36%
Portfolio turnover rate[5]	59%	47%	40%	48%	47%
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[3]	The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.
[4]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.
[5]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
WisdomTree Trust Prospectus        217

Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Year Ended March 31, 2021*	For the Year Ended March 31, 2020*	For the Year Ended March 31, 2019*	For the Year Ended March 31, 2018*	For the Year Ended March 31, 2017*
Net asset value, beginning of year	$26.57	$27.80	$29.52	$25.02	$23.58
Investment operations:
Net investment income[1]	0.80	0.80	0.58	0.62	0.57
Net realized and unrealized gain (loss)	11.94	(1.31)	(1.67)	4.40	1.47
Total from investment operations	12.74	(0.51)	(1.09)	5.02	2.04
Dividends to shareholders:
Net investment income	(0.71)	(0.72)	(0.63)	(0.52)	(0.60)
Net asset value, end of year	$38.60	$26.57	$27.80	$29.52	$25.02
TOTAL RETURN[2]	48.25%	(2.01)%	(3.65)%	20.18%	8.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$355,130	$95,661	$72,280	$70,841	$50,031
Ratios to average net assets[3] of:
Expenses	0.58%	0.58%[4]	0.58%[4]	0.58%[4]	0.58%
Net investment income	2.29%	2.68%	2.11%	2.20%	2.39%
Portfolio turnover rate[5]	56%	56%	60%	67%	66%

WisdomTree Global ex-U.S. Real Estate Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$22.11	$32.15	$32.04	$28.16	$27.26
Investment operations:
Net investment income[1]	0.89	1.13	1.12	1.11	1.06
Net realized and unrealized gain (loss)	4.35	(8.79)	0.24	4.92	1.35
Net increase from payment by affiliate	—	—	—	—	0.00[6]
Total from investment operations	5.24	(7.66)	1.36	6.03	2.41
Dividends to shareholders:
Net investment income	(0.80)	(2.38)	(1.25)	(2.15)	(1.51)
Net asset value, end of year	$26.55	$22.11	$32.15	$32.04	$28.16
TOTAL RETURN[2]	23.92%	(25.74)%	4.51%	21.90%	9.33%[7]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$63,711	$80,703	$114,146	$107,329	$83,060
Ratios to average net assets of:
Expenses	0.58%	0.58%[3]	0.58%[3]	0.58%[3]	0.58%[3]
Net investment income	3.59%	3.75%[3]	3.72%[3]	3.56%[3]	3.86%[3]
Portfolio turnover rate[5]	39%	21%	17%	23%	19%
*	Updated to reflect the effect of a 2-for-1 stock split on June 10, 2021.
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global ex-U.S. Quality Dividend Growth Fund, the total return would have been lower if certain expenses had not been waived.
[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[6]	Amount represents less than $0.005.
[7]	Includes a reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this reimbursement, total return would have been unchanged.
218        WisdomTree Trust Prospectus

Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Global High Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$34.33	$46.11	$46.38	$44.75	$40.84
Investment operations:
Net investment income[1]	1.63	1.78	1.77	1.59	1.46
Net realized and unrealized gain (loss)	12.62	(11.79)	(0.18)	1.54	3.97
Total from investment operations	14.25	(10.01)	1.59	3.13	5.43
Dividends to shareholders:
Net investment income	(1.69)	(1.77)	(1.86)	(1.50)	(1.52)
Net asset value, end of year	$46.89	$34.33	$46.11	$46.38	$44.75
TOTAL RETURN[2]	42.38%	(22.46)%	3.59%	7.02%	13.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$65,641	$66,952	$92,227	$104,358	$89,510
Ratios to average net assets[3] of:
Expenses	0.58%[4]	0.58%[4]	0.58%[4]	0.58%[4]	0.58%
Net investment income	4.05%	3.88%	3.86%	3.41%	3.42%
Portfolio turnover rate[5]	48%	32%	19%	21%	21%

WisdomTree Growth Leaders Fund	For the Year Ended March 31, 2021[6]	For the Period May 22, 2019* through March 31, 2020
Net asset value, beginning of period	$23.34	$24.80
Investment operations:
Net investment income[1]	0.03	0.06
Net realized and unrealized gain (loss)	21.02	(1.44)
Total from investment operations	21.05	(1.38)
Dividends to shareholders:
Net investment income	(0.05)	(0.08)
Net asset value, end of period	$44.34	$23.34
TOTAL RETURN[2]	90.18%	(5.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,410	$1,751
Ratios to average net assets of:
Expenses	0.24%[7]	0.45%[8]
Net investment income	0.08%	0.27%[8]
Portfolio turnover rate[5]	40%	9%
*	Commencement of operations.
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global High Dividend Fund, the total return would have been lower if certain expenses had not been waived.
[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in- kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[6]	The information reflects the investment objective and strategy of the WisdomTree Modern Tech Platforms Fund through July 31, 2020 and the investment objective and strategy of the WisdomTree Growth Leaders Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.
[7]	Prior to August 1, 2020, the Fund’s net expense ratio was 0.45% and, thereafter, was reduced to 0.20% per annum.
[8]	Annualized.
WisdomTree Trust Prospectus        219

Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$16.19	$26.26	$25.88	$24.07	$19.42
Investment operations:
Net investment income[1]	0.16	0.30	0.28	0.24	0.23
Net realized and unrealized gain (loss)	15.16	(10.18)	0.45	1.79	4.70
Total from investment operations	15.32	(9.88)	0.73	2.03	4.93
Dividends and distributions to shareholders:
Net investment income	(0.25)	(0.19)	(0.34)	(0.22)	(0.28)
Tax return of capital	—	—	(0.01)	—	—
Total dividends and distributions to shareholders	(0.25)	(0.19)	(0.35)	(0.22)	(0.28)
Net asset value, end of year	$31.26	$16.19	$26.26	$25.88	$24.07
TOTAL RETURN[2]	95.10%	(37.84)%	2.89%	8.46%	25.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$787,825	$563,317	$1,323,424	$1,671,567	$1,564,606
Ratios to average net assets of:
Expenses[3]	0.84%[4,5]	0.84%[4,5]	0.85%	0.84%	0.84%
Net investment income	0.67%[4]	1.22%[4]	1.14%	0.91%	1.09%
Portfolio turnover rate[6]	23%	32%	37%	22%	30%

WisdomTree India ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2021	For the Period April 4, 2019* through March 31, 2020
Net asset value, beginning of period	$17.64	$24.67
Investment operations:
Net investment income[1]	0.05	0.19
Net realized and unrealized gain (loss)	12.69	(7.22)
Total from investment operations	12.74	(7.03)
Dividends to shareholders:
Net investment income	(0.05)	—
Net asset value, end of period	$30.33	$17.64
TOTAL RETURN[2]	72.25%	(28.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,549	$882
Ratios to average net assets of:
Expenses	0.58%	0.58%[7]
Net investment income	0.20%	0.80%[7]
Portfolio turnover rate[6]	36%	82%
*	Commencement of operations.
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree India Earnings Fund, the total return would have been lower if certain expenses had not been waived.
[3]	Includes interest expense of 0.01% for each of the fiscal years presented.
[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[6]	Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[7]	Annualized.
220        WisdomTree Trust Prospectus

Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Europe Quality Dividend Growth Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period Ended March 31, 2019	For the Period Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$22.13	$25.06	$26.24	$23.17	$22.32
Investment operations:
Net investment income[1]	0.66	0.62	0.61	0.53	0.48
Net realized and unrealized gain (loss)	9.10	(2.93)	(1.05)	2.94	0.88
Total from investment operations	9.76	(2.31)	(0.44)	3.47	1.36
Dividends to shareholders:
Net investment income	(0.65)	(0.62)	(0.74)	(0.40)	(0.51)
Net asset value, end of year	$31.24	$22.13	$25.06	$26.24	$23.17
TOTAL RETURN[2]	44.43%	(9.46)%	(1.62)%	15.03%	6.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$46,856	$25,450	$41,342	$72,163	$17,377
Ratios to average net assets of:
Expenses	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.37%	2.42%	2.41%	2.02%	2.19%
Portfolio turnover rate[3]	61%	43%	42%	18%	35%

WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$41.06	$58.54	$69.55	$59.16	$57.01
Investment operations:
Net investment income[1]	1.31	2.43	2.57	1.88	2.04
Net realized and unrealized gain (loss)	28.62	(17.41)	(10.87)	10.39	2.32
Total from investment operations	29.93	(14.98)	(8.30)	12.27	4.36
Dividends to shareholders:
Net investment income	(1.28)	(2.50)	(2.71)	(1.88)	(2.21)
Net asset value, end of year	$69.71	$41.06	$58.54	$69.55	$59.16
TOTAL RETURN[2]	73.76%	(26.54)%	(12.19)%	20.94%	7.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$310,227	$320,231	$667,402	$1,224,082	$774,999
Ratios to average net assets[4] of:
Expenses[5]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.39%	4.15%	4.06%	2.76%	3.68%
Portfolio turnover rate[3]	92%	50%	52%	33%	45%
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived.
[3]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
WisdomTree Trust Prospectus        221

Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International Dividend ex-Financials Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$31.66	$41.19	$43.18	$39.72	$38.41
Investment operations:
Net investment income[1]	1.64	1.69	1.74	1.58	1.48
Net realized and unrealized gain (loss)	10.78	(9.52)	(1.98)	3.45	1.34
Total from investment operations	12.42	(7.83)	(0.24)	5.03	2.82
Dividends to shareholders:
Net investment income	(1.62)	(1.70)	(1.75)	(1.57)	(1.51)
Net asset value, end of year	$42.46	$31.66	$41.19	$43.18	$39.72
TOTAL RETURN[2]	39.87%	(19.77)%	(0.49)%	12.84%	7.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$144,348	$106,061	$179,189	$198,646	$200,568
Ratios to average net assets[3] of:
Expenses[4]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	4.34%	4.17%	4.17%	3.73%	3.86%
Portfolio turnover rate[5]	61%	45%	41%	35%	30%

WisdomTree International Equity Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$39.65	$50.59	$54.63	$49.57	$45.90
Investment operations:
Net investment income[1]	1.47	1.69	1.86	1.70	1.59
Net realized and unrealized gain (loss)	12.99	(10.88)	(3.98)	4.98	3.68
Total from investment operations	14.46	(9.19)	(2.12)	6.68	5.27
Dividends to shareholders:
Net investment income	(1.48)	(1.75)	(1.92)	(1.62)	(1.60)
Net asset value, end of year	$52.63	$39.65	$50.59	$54.63	$49.57
TOTAL RETURN[2]	36.92%	(18.80)%	(3.89)%	13.61%	11.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$602,625	$580,910	$837,260	$914,993	$703,948
Ratios to average net assets[3] of:
Expenses[4]	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.13%	3.36%	3.59%	3.15%	3.41%
Portfolio turnover rate[5]	47%	23%	15%	19%	14%
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
222        WisdomTree Trust Prospectus

Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International High Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$29.53	$40.30	$43.25	$40.39	$37.59
Investment operations:
Net investment income[1]	1.54	1.65	1.78	1.66	1.63
Net realized and unrealized gain (loss)	9.73	(10.75)	(2.89)	2.79	2.79
Total from investment operations	11.27	(9.10)	(1.11)	4.45	4.42
Dividends to shareholders:
Net investment income	(1.51)	(1.67)	(1.84)	(1.59)	(1.62)
Net asset value, end of year	$39.29	$29.53	$40.30	$43.25	$40.39
TOTAL RETURN[2]	38.88%	(23.48)%	(2.53)%	11.12%	12.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$182,685	$174,236	$251,852	$335,180	$250,392
Ratios to average net assets[3] of:
Expenses[4]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	4.43%	4.18%	4.32%	3.83%	4.28%
Portfolio turnover rate[5]	57%	34%	24%	26%	29%

WisdomTree International LargeCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$36.81	$46.37	$49.48	$45.45	$42.14
Investment operations:
Net investment income[1]	1.42	1.56	1.81	1.62	1.54
Net realized and unrealized gain (loss)	10.55	(9.52)	(3.09)	3.97	3.32
Total from investment operations	11.97	(7.96)	(1.28)	5.59	4.86
Dividends to shareholders:
Net investment income	(1.44)	(1.60)	(1.83)	(1.56)	(1.55)
Net asset value, end of year	$47.34	$36.81	$46.37	$49.48	$45.45
TOTAL RETURN[2]	32.91%	(17.78)%	(2.55)%	12.41%	11.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$352,717	$327,622	$389,510	$442,860	$359,074
Ratios to average net assets[3] of:
Expenses[4]	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.33%	3.38%	3.83%	3.30%	3.59%
Portfolio turnover rate[5]	38%	14%	14%	16%	15%
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
WisdomTree Trust Prospectus        223

Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International MidCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$47.06	$61.98	$68.12	$59.88	$55.82
Investment operations:
Net investment income[1]	1.51	2.03	2.00	1.84	1.60
Net realized and unrealized gain (loss)	20.12	(14.87)	(6.17)	8.17	4.03
Total from investment operations	21.63	(12.84)	(4.17)	10.01	5.63
Dividends to shareholders:
Net investment income	(1.53)	(2.08)	(1.97)	(1.77)	(1.57)
Net asset value, end of year	$67.16	$47.06	$61.98	$68.12	$59.88
TOTAL RETURN[2]	46.54%	(21.43)%	(6.16)%	16.87%	10.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$144,404	$169,413	$278,924	$286,089	$179,626
Ratios to average net assets of:
Expenses	0.58%	0.58%	0.58%[3,4]	0.58%[3,4]	0.58%[3,4]
Net investment income	2.63%	3.30%	3.12%[3]	2.76%[3]	2.87%[3]
Portfolio turnover rate[5]	62%	33%	28%	23%	31%

WisdomTree International Multifactor Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$20.88	$24.72	$24.75
Investment operations:
Net investment income[1]	0.59	0.75	0.55
Net realized and unrealized gain (loss)	4.53	(3.88)	(0.27)
Total from investment operations	5.12	(3.13)	0.28
Dividends to shareholders:
Net investment income	(0.57)	(0.71)	(0.31)
Net asset value, end of period	$25.43	$20.88	$24.72
TOTAL RETURN[2]	24.70%	(13.08)%	1.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$38,138	$33,408	$19,778
Ratios to average net assets of:
Expenses	0.38%	0.38%[3,4]	0.38%[6]
Net investment income	2.47%	3.04%[3]	3.61%[6]
Portfolio turnover rate[5]	123%	132%	114%
*	Commencement of operations.
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[6]	Annualized.
224        WisdomTree Trust Prospectus

Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International Quality Dividend Growth Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period Ended March 31, 2019	For the Period Ended March 31, 2018	For the Period April 7, 2016* through March 31, 2017
Net asset value, beginning of period	$25.87	$28.62	$30.50	$26.14	$24.86
Investment operations:
Net investment income[1]	0.91	0.70	0.58	0.65	0.73
Net realized and unrealized gain (loss)	10.98	(2.77)	(1.95)	4.12	1.02
Total from investment operations	11.89	(2.07)	(1.37)	4.77	1.75
Dividends to shareholders:
Net investment income	(0.81)	(0.68)	(0.51)	(0.41)	(0.47)
Net asset value, end of period	$36.95	$25.87	$28.62	$30.50	$26.14
TOTAL RETURN[2]	46.22%	(7.43)%	(4.43)%	18.33%	7.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$190,307	$68,551	$71,541	$24,396	$9,149
Ratios to average net assets of:
Expenses, net of expense waivers	0.41%[7]	0.38%[8]	0.38%[8]	0.38%[8]	0.38%[3,8]
Expenses, prior to expense waivers	0.44%	0.48%	0.48%	0.48%	0.48%[3]
Net investment income	2.73%	2.38%	2.05%	2.18%	2.97%[3]
Portfolio turnover rate[4]	66%	51%	55%	39%	38%

WisdomTree International SmallCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$48.29	$65.74	$75.80	$65.18	$58.98
Investment operations:
Net investment income[1]	1.55	2.36	2.19	2.07	1.97
Net realized and unrealized gain (loss)	23.97	(17.32)	(10.01)	10.76	6.22
Total from investment operations	25.52	(14.96)	(7.82)	12.83	8.19
Dividends to shareholders:
Net investment income	(1.65)	(2.49)	(2.24)	(2.21)	(1.99)
Net asset value, end of year	$72.16	$48.29	$65.74	$75.80	$65.18
TOTAL RETURN[2]	53.46%	(23.58)%	(10.41)%	19.91%	14.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,403,518	$1,161,439	$1,673,095	$1,940,467	$1,284,036
Ratios to average net assets[5] of:
Expenses[6]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.54%	3.63%	3.15%	2.83%	3.27%
Portfolio turnover rate[4]	74%	50%	35%	28%	38%
*	Commencement of operations.
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[3]	Annualized.
[4]	Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[7]	The investment advisor had contractually agreed to limit the advisory fee to 0.38% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.42%.
[8]	Effective April 7, 2016, the investment advisor contractually agreed to limit the advisory fee to 0.38% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.
WisdomTree Trust Prospectus        225

Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$58.64	$68.10	$80.93	$66.48	$55.30
Investment operations:
Net investment income[1]	1.17	1.14	1.00	1.47	1.11
Net realized and unrealized gain (loss)	18.13	(8.95)	(12.61)	14.27	11.16
Total from investment operations	19.30	(7.81)	(11.61)	15.74	12.27
Dividends to shareholders:
Net investment income	(1.88)	(1.65)	(1.22)	(1.29)	(1.09)
Net asset value, end of year	$76.06	$58.64	$68.10	$80.93	$66.48
TOTAL RETURN[2]	33.27%	(11.85)%	(14.38)%	23.84%	22.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$190,141	$237,503	$616,294	$1,100,591	$475,304
Ratios to average net assets[3] of:
Expenses[4]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	1.73%	1.67%	1.35%	1.94%	1.84%
Portfolio turnover rate[5]	43%	38%	42%	18%	33%
[1]	Based on average shares outstanding
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
226        WisdomTree Trust Prospectus

Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Europe Hedged Equity Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$51.83	$63.90	$62.67	$62.80	$52.04
Investment operations:
Net investment income[1]	1.76	1.52	1.79	1.23	1.70
Net realized and unrealized gain (loss)	20.86	(12.21)	0.90	0.08	10.59
Total from investment operations	22.62	(10.69)	2.69	1.31	12.29
Dividends and distributions to shareholders:
Net investment income	(1.74)	(1.38)	(1.29)	(1.44)	(1.53)
Tax return of capital	—	—	(0.17)	—	—
Total dividends and distributions to shareholders	(1.74)	(1.38)	(1.46)	(1.44)	(1.53)
Net asset value, end of year	$72.71	$51.83	$63.90	$62.67	$62.80
TOTAL RETURN[2]	44.22%	(17.15)%	4.33%	2.03%	24.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,937,668	$2,200,271	$3,744,358	$6,332,946	$9,300,174
Ratios to average net assets of:
Expenses	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.81%	2.29%	2.86%	1.91%	3.13%
Portfolio turnover rate[3]	55%	26%	18%	20%	24%

WisdomTree Europe Hedged SmallCap Equity Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$23.43	$30.17	$30.62	$28.29	$23.90
Investment operations:
Net investment income[1]	1.02	1.22	1.06	0.74	0.81
Net realized and unrealized gain (loss)	10.56	(6.92)	(0.89)	2.05	4.25
Total from investment operations	11.58	(5.70)	0.17	2.79	5.06
Dividends and distributions to shareholders:
Net investment income	(1.05)	(1.04)	(0.62)	(0.45)	(0.67)
Tax return of capital	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(1.05)	(1.04)	(0.62)	(0.46)	(0.67)
Net asset value, end of year	$33.96	$23.43	$30.17	$30.62	$28.29
TOTAL RETURN[2]	50.50%	(19.62)%	0.54%	9.88%	21.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$37,353	$49,197	$120,671	$154,624	$155,594
Ratios to average net assets of:
Expenses	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	3.59%	3.99%	3.55%	2.43%	3.27%
Portfolio turnover rate[3]	77%	49%	37%	37%	41%
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.
[3]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
WisdomTree Trust Prospectus        227

Financial Highlights (continued)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Germany Hedged Equity Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$22.79	$28.63	$30.95	$30.40	$25.54
Investment operations:
Net investment income[1]	0.98	0.88	1.10	0.87	0.84
Net realized and unrealized gain (loss)	12.16	(5.87)	(2.64)	0.54	4.99
Total from investment operations	13.14	(4.99)	(1.54)	1.41	5.83
Dividends and distributions to shareholders:
Net investment income	(0.98)	(0.85)	(0.59)	(0.64)	(0.97)
Tax return of capital	—	—	(0.19)	(0.22)	—
Total dividends and distributions to shareholders	(0.98)	(0.85)	(0.78)	(0.86)	(0.97)
Net asset value, end of year	$34.95	$22.79	$28.63	$30.95	$30.40
TOTAL RETURN[2]	58.59%	(18.06)%	(5.07)%	4.63%	23.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$31,459	$29,622	$51,541	$91,302	$124,648
Ratios to average net assets of:
Expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.38%	2.95%	3.66%	2.78%	3.14%
Portfolio turnover rate[3]	46%	41%	16%	20%	28%

WisdomTree International Hedged Quality Dividend Growth Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$30.61	$32.14	$30.78	$28.39	$25.73
Investment operations:
Net investment income[1]	0.88	0.78	0.64	0.58	0.56
Net realized and unrealized gain (loss)	10.54	(1.59)	0.83	1.99	2.80
Net increase from payment by affiliate	0.08	—	—	—	—
Total from investment operations	11.50	(0.81)	1.47	2.57	3.36
Dividends to shareholders:
Net investment income	(0.94)	(0.72)	(0.11)	(0.18)	(0.70)
Net asset value, end of year	$41.17	$30.61	$32.14	$30.78	$28.39
TOTAL RETURN[2]	37.85%[4]	(2.70)%	4.78%	9.05%	13.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$899,491	$592,346	$438,708	$543,192	$479,727
Ratios to average net assets of:
Expenses	0.58%[5,6]	0.58%[5,6]	0.58%	0.58%	0.58%
Net investment income	2.37%[5]	2.32%[5]	2.07%	1.89%	2.14%
Portfolio turnover rate[3]	67%	61%	56%	42%	53%
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree International Hedged Quality Dividend Growth Fund, the total return would have been lower if certain expenses had not been waived.
[3]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[4]	Includes a reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this reimbursement, total return would have been 0.27% lower.
[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
228        WisdomTree Trust Prospectus

Financial Highlights (concluded)
Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Japan Hedged Equity Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$42.64	$50.42	$55.76	$50.40	$43.85
Investment operations:
Net investment income[1]	1.02	1.05	1.06	0.92	0.86
Net realized and unrealized gain (loss)	18.73	(7.52)	(5.03)	5.81	6.67
Net increase from payment by affiliate	0.00[5]	—	—	—	—
Total from investment operations	19.75	(6.47)	(3.97)	6.73	7.53
Dividends to shareholders:
Net investment income	(1.38)	(1.31)	(1.37)	(1.37)	(0.98)
Net asset value, end of year	$61.01	$42.64	$50.42	$55.76	$50.40
TOTAL RETURN[2]	46.97%[3]	(13.26)%	(7.20)%	13.45%	17.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,674,759	$1,709,801	$3,254,417	$6,607,000	$8,411,670
Ratios to average net assets of:
Expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.03%	2.08%	1.96%	1.67%	1.91%
Portfolio turnover rate[4]	25%	20%	23%	18%	37%

WisdomTree Japan Hedged SmallCap Equity Fund	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net asset value, beginning of year	$33.88	$39.57	$44.13	$37.28	$31.24
Investment operations:
Net investment income[1]	0.64	0.75	0.51	0.64	0.70
Net realized and unrealized gain (loss)	11.45	(5.52)	(4.31)	6.91	5.94
Total from investment operations	12.09	(4.77)	(3.80)	7.55	6.64
Dividends to shareholders:
Net investment income	(1.21)	(0.92)	(0.76)	(0.70)	(0.60)
Net asset value, end of year	$44.76	$33.88	$39.57	$44.13	$37.28
TOTAL RETURN[2]	36.31%	(12.41)%	(8.77)%	20.42%	21.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$31,332	$44,049	$83,097	$207,434	$115,561
Ratios to average net assets of:
Expenses	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	1.67%	1.90%	1.20%	1.51%	2.11%
Portfolio turnover rate[4]	41%	36%	38%	30%	48%
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.
[3]	Includes a reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding the reimbursement, total return would have been unchanged.
[4]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[5]	Amount represents less than $0.01 per share.
WisdomTree Trust Prospectus        229

WisdomTree Trust
245 Park Avenue, 35th Floor
New York, NY 10167

The Funds’ current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.
Additional information about the Funds’ investments is or will be available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.
To make shareholder inquiries, for more detailed information on the Funds, or to request the SAI or annual or semi-annual shareholder reports, as applicable, free of charge, please:
Call:	1-866-909-9473 Monday through Friday 9:00 a.m. to 5:30 p.m. (Eastern time)	Write:	WisdomTree Trust c/o Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Visit:	www.wisdomtree.com
Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
© 2021 WisdomTree Trust
WisdomTree Funds are distributed in the U.S. by
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
WisdomTree® is a registered mark of WisdomTree Investments, Inc.
INVESTMENT COMPANY ACT FILE NO. 811-21864
WIS-PR-002-0821

WISDOMTREE® TRUST

STATEMENT OF ADDITIONAL INFORMATION

Dated August 1, 2021

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus (the “Prospectus”) for the following separate investment portfolios (each, a “Fund” and, collectively, the “Funds”) of WisdomTree Trust (the “Trust”), as each such Prospectus may be revised from time to time:

WISDOMTREE U.S. EQUITY ETFs*

Value	Core
U.S. Total Dividend Fund (DTD)	U.S. Quality Dividend Growth Fund (DGRW)
U.S. High Dividend Fund (DHS)	U.S. SmallCap Quality Dividend Growth Fund (DGRS)
U.S. Dividend ex-Financials Fund (DTN)	U.S. Quality Shareholder Yield Fund (QSY)
U.S. LargeCap Dividend Fund (DLN)	U.S. LargeCap Fund (EPS)
U.S. MidCap Dividend Fund (DON)	U.S. MidCap Fund (EZM)
U.S. SmallCap Dividend Fund (DES)	U.S. SmallCap Fund (EES)
U.S. Multifactor Fund (USMF)
ESG
U.S. ESG Fund (RESP)

WISDOMTREE INTERNATIONAL EQUITY ETFs*

Developed World ex-U.S.

International Equity Fund (DWM)

International High Dividend Fund (DTH)

International LargeCap Dividend Fund (DOL)

International MidCap Dividend Fund (DIM)

International SmallCap Dividend Fund (DLS)

International Dividend ex-Financials Fund (DOO)

International Quality Dividend Growth Fund (IQDG)

International Multifactor Fund (DWMF)

Europe Quality Dividend Growth Fund (EUDG)

Europe SmallCap Dividend Fund (DFE)

Japan SmallCap Dividend Fund (DFJ)

Currency Hedged Equity

Japan Hedged Equity Fund (DXJ)

Japan Hedged SmallCap Equity Fund (DXJS)

Europe Hedged Equity Fund (HEDJ)

Europe Hedged SmallCap Equity Fund (EUSC)

Germany Hedged Equity Fund (DXGE)

International Hedged Quality Dividend Growth Fund (IHDG)

Global/Global ex-U.S.

Global High Dividend Fund (DEW)

Global ex-U.S. Quality Dividend Growth Fund (DNL)

Global ex-U.S. Real Estate Fund (DRW)

Emerging/Frontier Markets

Emerging Markets High Dividend Fund (DEM)

Emerging Markets SmallCap Dividend Fund (DGS)

Emerging Markets Quality Dividend Growth Fund (DGRE)

Emerging Markets Multifactor Fund (EMMF)

Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

India Earnings Fund (EPI)

India ex-State-Owned Enterprises Fund (IXSE)

China ex-State-Owned Enterprises Fund (CXSE)

Megatrend

Growth Leaders Fund (PLAT)

The current Prospectus for each of the WisdomTree U.S. Equity ETFs is dated August 1, 2021 and the current Prospectus for each of the WisdomTree International Equity ETFs is dated August 1, 2021. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Funds’ audited financial statements for the most recent fiscal year (when available) are incorporated in this SAI by reference to the Funds’ most recent Annual Report to Shareholders (File No. 811-21864). When available, you may obtain a copy of the Funds’ Annual Reports at no charge by request to the Fund at the address or phone number noted below.

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SAI. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-866-909-9473, visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.

*	Principal U.S. Listing Exchange: NYSE Arca, Inc. (except DGRW, DGRS, DXJS, DXGE, CXSE and DGRE are listed on NASDAQ and USMF and IQDG are listed on Cboe BZX Exchange, Inc.)

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund described in this SAI (except for U.S. ESG Fund, U.S. Quality Shareholder Yield Fund, Emerging Markets Quality Dividend Growth Fund, International Multifactor Fund, and Emerging Markets Multifactor Fund (each, an “Active Fund” and collectively, the “Active Funds”)) seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) that defines a specific segment of the U.S. or international stock markets (each, an “Index Fund” and, collectively, the “Index Funds”). The Indexes are created using proprietary methodology developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), the investment adviser to each Fund. Mellon Investments Corporation (the “Sub-Adviser”) is the investment sub-adviser to each Fund. The Adviser and the Sub-Adviser may be referred to together as the “Advisers.” Foreside Fund Services, LLC serves as the distributor (the “Distributor”) of the shares of each Fund.

Each Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares (“Creation Units” or “Creation Unit Aggregations”). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors (typically market makers or other broker-dealers) purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

Shares of each Fund are listed on a national securities exchange, such as NYSE Arca, Inc., the NASDAQ Stock Market (“NASDAQ”) or Cboe BZX Exchange, Inc. (each, a “Listing Exchange”), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may be greater than (premium) or less than (discount) their NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on commission rates charged by the applicable broker.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has received a patent and has a patent application pending on the methodology and operation of its Indexes and the Funds.

INVESTMENT STRATEGIES AND RISKS

All Funds

Each Fund’s investment objective, principal investment strategies and associated risks are described in the Fund’s Prospectus. The sections below supplement these principal investment strategies and risks and describe the Funds’ additional investment policies and the different types of investments that may be made by a Fund as a part of its non-principal investment strategies. With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Each Fund will invest its assets, and otherwise conduct its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain eligibility for such treatment.

Each Fund is considered “non-diversified,” as such term is used in the 1940 Act.

Additional Information Regarding Certain Funds

Active Funds

Each Active Fund is actively managed using proprietary investment strategies and processes. There can be no guarantees that these strategies and processes will produce the intended results. An Active Fund may not outperform other investment strategies over short- or long-term market cycles and the Fund may decline in value.

International Equity ETFs

Each International Equity ETF with an investment policy indicating that, under normal circumstances, at least 95% of its total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities may, from time to time, have less than 95% of its total assets invested in such manner in order to comply with the requirements of the Code, to meet regulatory requirements in non-U.S. jurisdictions or to manage major Index changes. In these situations, which are expected to be infrequent and of limited duration, an International Equity ETF may not have less than 90% of its total assets invested in securities of its underlying Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

India Earnings Fund

The India Earnings Fund attempts to achieve its investment objective by investing in securities through the WisdomTree India Investment Portfolio, Inc. (the “India Portfolio”), a wholly-owned subsidiary of the India Earnings Fund. References to the investment strategies and other policies of the India Earnings Fund should be understood to also refer to the strategies and policies of the India Portfolio. The India Portfolio is advised by WisdomTree Asset Management and sub-advised by the Sub-Adviser.

GENERAL RISKS

Changing economic, political or financial market conditions in one country or geographic region could adversely affect the market value of the securities held by a Fund in a different country or geographic region due to increasingly interconnected global economies and financial markets. In addition, certain geopolitical and other events, including environmental events and public health events such as epidemics and pandemics, may have a global impact and add to instability in world economies and markets generally. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political, financial and/or social difficulties, the value and liquidity of a Fund’s investments may be negatively affected by such events. Such market conditions also may lead to increased regulation of a Fund and the instruments in which a Fund may invest, which may, in turn, increase the expenses incurred by a Fund and/or affect a Fund’s ability to pursue its investment objective and a Fund’s performance.

The respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends, including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have impacted and are likely to continue to impact certain sectors and industries more dramatically than others, and the effects borne by some will negatively impact the value of the issuers in those sectors and industries, which may adversely impact the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments.

COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.

It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of the Funds.

An investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate (including significantly decrease) in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer, changes in general economic or political conditions, local, regional or global events such as war, threats of war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural and environmental disasters, systemic market dislocations, supply disruptions, or other events. Such events may disparately impact a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. A Fund may not outperform other investment strategies over short- or long-term market cycles and the Fund may decline in value. Fund shares may trade above or below their NAV. An investor in a Fund could lose money over short or long periods of time. The price of the securities and other investments held by a Fund and thus the value of a Fund’s portfolio is expected to fluctuate in accordance with general economic conditions, interest rates, political events, and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change.

Investor perceptions, confidence (or lack thereof) and/or uncertainty may also impact the value of Fund investments and the value of an investment in Fund shares. These investor perceptions, confidence (or lack thereof) and/or uncertainty are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, health or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

An investment in the Japan Hedged Equity Fund, Japan Hedged SmallCap Equity Fund, Europe Hedged Equity Fund, Europe Hedged SmallCap Equity Fund, Germany Hedged Equity Fund or the International Hedged Quality Dividend Growth Fund (collectively, the “Hedged Equity Funds”), and International Multifactor Fund and Emerging Markets Multifactor Fund (collectively, the “Active Multifactor Funds”) should be made with the understanding that these Funds attempt to minimize or “hedge” against changes in the value of the U.S. dollar against the Japanese yen, euro, or other foreign currencies, as applicable. The other International Equity ETFs do not seek to hedge against such fluctuations.

Although all of the securities in the Indexes are generally listed on one or more U.S. or non-U.S. stock exchanges, there can be no guarantee that a liquid market for such securities will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Events in the financials sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Domestic and foreign fixed income and equity markets experienced extreme volatility and turmoil starting in late 2008 and volatility has continued to be experienced in the markets. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected, and well-known financial institutions have experienced significant liquidity and other problems. Some of these institutions have declared bankruptcy or defaulted on their debt. It is uncertain whether or for how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

A Fund may be included in model portfolios developed by WisdomTree Asset Management for use by financial advisors and/or investors. The market price of shares of a Fund, costs of purchasing or selling shares of a Fund, including the bid/ask spread, and liquidity of a Fund may be impacted by purchases and sales of such Fund by one or more model-driven investment portfolios.

Authorized Participants should refer to the section herein entitled “Creation and Redemption of Creation Unit Aggregations” for additional information that may impact them.

BORROWING. Although the Funds do not intend to borrow money as part of their principal investment strategies, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to 33% of its net assets, but under normal market conditions, no Fund expects to borrow greater than 10% of such Fund’s net assets. A Fund will borrow only for short-term or emergency purposes. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

CAPITAL CONTROLS AND SANCTIONS RISK. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Countries use these controls to, among other reasons, restrict movements of capital entering (inflows) and exiting (outflows) their country to respond to certain economic or political conditions. By way of example, such controls may be applied to short-term capital transactions to counter speculative flows that threaten to undermine the stability of the exchange trade and deplete foreign exchange reserves. Levies may be placed on profits repatriated by foreign entities (such as the Funds). Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell, transfer, receive, deliver (i.e., create and redeem Creation Units) or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of a Fund (e.g., cause a Fund to trade at prices materially different from its NAV), and cause the Fund to decline in value. A Fund may change its creation and or redemption procedures without notice in response to the imposition of capital controls or sanctions. There can be no assurance a country in which a Fund invests, whether it is the U.S. or a foreign country, will not impose a form of capital control or sanction to the possible detriment of a Fund and its shareholders.

CURRENCY EXCHANGE RATE RISK. Investments denominated in non-U.S. currencies and investments in securities or derivatives that provide exposure to such currencies, currency exchange rates or interest rates are subject to non-U.S. currency risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your Fund shares. Because a Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in a Fund’s holdings goes up. Conversely, the U.S. dollar value of your investment in a Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates.

Currencies of emerging or developing market countries may be subject to significantly greater risks than currencies of developed countries. Many developing market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some non-U.S. market currencies may not be traded internationally, may be subject to strict limitations on foreign investment and may be subject to frequent and unannounced government intervention. Government intervention and currency controls can decrease the value and significantly increase the volatility of an investment in non-U.S. currency. Although the currencies of some developing market countries may be convertible into U.S. dollars, the achievable rates may differ from those experienced by domestic investors because of foreign investment restrictions, withholding taxes, lack of liquidity or other reasons.

The Hedged Equity Funds and Active Multifactor Funds use various strategies in an attempt to minimize changes in the value of the applicable currency or currencies, which may not be successful. In addition, Hedged Equity Funds and Active Multifactor Funds may not be fully hedged at all times in order to minimize transaction costs or for other reasons.

CYBERSECURITY RISK. Investment companies, such as the Funds, and their service providers may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cybersecurity breaches. Cyber-attacks affecting a Fund or the Adviser, Sub-Adviser, accountant, custodian, transfer agent, index providers, market makers, Authorized Participants and other third-party service providers may adversely impact a Fund. For instance, cyber-attacks may interfere with the processing of Authorized Participant transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. A Fund could incur extraordinary expenses for cybersecurity risk management purposes, prevention and/or resolution. Similar types of cybersecurity risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

FOREIGN SECURITIES RISK. The International Equity ETFs invest a significant portion of their assets in non-U.S. securities and instruments, or in instruments that provide exposure to such securities and instruments. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks (including restrictions on the transfers of securities). With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging market countries. Foreign securities also include American Depositary Receipts (“ADRs”) which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Global Depositary Receipts (“GDRs”), which are similar to ADRs, represent shares of foreign-based corporations and are generally issued by international banks in one or more markets around the world. Investments in ADRs and GDRs may be less liquid and more volatile than underlying shares in their primary trading markets. In addition, a Fund may change its creation or redemption procedures without notice in connection with restrictions on the transfer of securities. For more information on creation and redemption procedures, see “Creation and Redemption of Creation Unit Aggregations” herein.

LACK OF DIVERSIFICATION. Each Fund is considered to be “non-diversified.” A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. As a result, each of the Funds may invest more of its total assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance. However, the Funds intend to satisfy the diversification requirements necessary to qualify as a RIC under the Code. For more information, see “Taxes” below.

TAX RISK. To qualify for the favorable U.S. federal income tax treatment accorded to RICs, each Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. The U.S. Treasury Department has authority to issue Treasury Regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a Fund’s business of investing in stock or securities. Accordingly, Treasury Regulations may be issued in the future that could treat some or all of a Fund’s foreign currency gains as nonqualifying income, which might jeopardize the Fund’s status as a RIC for all years to which the Treasury Regulations are applicable. If for any taxable year a Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) for that year would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits.

A discussion of some of the other risks associated with an investment in a Fund is contained in each Fund’s Prospectus.

SPECIFIC INVESTMENT STRATEGIES

A description of certain investment strategies and types of investments used by some or all of the Funds is set forth below.

CURRENCY TRANSACTIONS. The International Equity ETFs may enter into foreign currency futures contracts and forward foreign currency contracts, including to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Hedged Equity Funds and the Active Multifactor Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s total assets that are denominated in one or more foreign currencies. Each Hedged Equity Fund invests, and the Active Multifactor Funds at various times invest, in various types of currency contracts to hedge against changes in the value of the U.S. dollar against the Japanese yen, euro, or other foreign currencies, as applicable.

Foreign Currency Futures Contracts. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the counterparty) based on the market value or level of a specified currency. In return, the counterparty agrees to make payment to the first party based on the return of a different specified currency. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades. These contracts typically are settled by physical delivery of the underlying currency or currencies in the amount of the full contract value to the extent they are not agreed to be carried forward to another expiration date (i.e., rolled over).

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts will usually be done on a net basis, with a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess is maintained to cover such obligations. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that a Fund is contractually obligated to make or receive.

Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose and may lower the Fund’s return. A Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. Such contracts are subject to the risk that the counterparty will default on its obligations. In addition, each Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

DEPOSITARY RECEIPTS. To the extent a Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may be in the form of Depositary Receipts or other similar securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar arrangement. Non-Voting Depository Receipts (“NVDRs”) are receipts issued in Thailand that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. NVDRs are tradable on the Stock Exchange of Thailand.

A Fund will not generally invest in any unlisted Depositary Receipts or any Depositary Receipt that WisdomTree Asset Management or the Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored; however, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an underlying Index.

DERIVATIVES. Each Fund may use derivative instruments as part of its investment strategies. No Fund will use derivatives to increase leverage, and each Fund will provide margin or collateral, as applicable, with respect to investments in derivatives in such amounts as determined under applicable law, regulatory guidance or related interpretations.

Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward currency contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts, swap agreements and credit-linked notes.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, a Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions in a manner consistent with the 1940 Act, specifically sections 8 and 18 thereunder. In complying with such requirements, the Fund will include assets of any wholly-owned subsidiary in which that Fund invests on an aggregate basis.

For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by having available liquid assets equal to the contracts’ full notional value. The Funds treat deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, a Fund may have available liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle,” including U.S. Treasury futures contracts in which a Fund invests, a Fund may have available liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. The Fund reserves the right to modify these policies in the future.

Forwards, swaps and certain other derivatives are subject to regulation under The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and certain non-U.S. jurisdictions. Physically-settled forwards entered into between eligible contract participants, such as the Fund, are generally subject to fewer regulatory requirements in the U.S. than non-deliverable forwards. Under the Dodd-Frank Act, non-deliverable forwards are regulated as swaps and are subject to rules requiring central clearing and mandatory trading on an exchange or facility that is regulated by the Commodity Futures Trading Commission (the “CFTC”). Under the Dodd-Frank Act, non-deliverable forwards, swaps and certain other derivatives traded in the over the counter (“OTC”) market are subject to initial and variation margin requirements. The Fund’s counterparties may be subject to additional regulatory requirements and/or apply the regulatory requirements more broadly than is required for administrative and other reasons, including, for example, by (i) applying the stricter regulatory requirements to physically-settled forwards that are applicable to non-deliverable forwards even though the stricter rules are not technically applicable to such physically-settled forwards; and (ii) applying smaller thresholds for the delivery of variation margin than required. As such, a Fund using currency forwards, and particularly the Hedged Equity Funds, and the Active Multifactor Funds may need to hold more cash than it has historically, which may include raising cash by selling securities and/or obtaining cash through other arrangements in order to meet margin requirements, which may, among other potential consequences, cause increased index tracking error (if applicable), cause an increase in expense ratio, lead to the realization of taxable gains, increase costs to a Fund of trading or otherwise affect returns to investors in such Fund.

Effective April 24, 2012, the CFTC revised, among other things, CFTC Rule 4.5 and rescinded CFTC Rule 4.13(a)(4). The CFTC has adopted amendments to its regulations of commodity pool operators (“CPOs”) managing funds registered under the 1940 Act that “harmonize” the SEC’s and the CFTC’s regulatory schemes. The adopted amendments to the CFTC regulations allow CPOs to registered investment companies to satisfy certain recordkeeping, reporting and disclosure requirements that would otherwise apply to them under Part 4 of the CFTC’s regulations by continuing to comply with comparable SEC requirements. To the extent that the CFTC recordkeeping, disclosure and reporting requirements deviate from the comparable SEC requirements, such deviations are not expected to materially adversely affect the ability of the Funds to continue to operate and achieve their investment objectives. If, however, these requirements or future regulatory changes result in a Fund having difficulty in achieving its investment objectives, the Trust may determine to reorganize or close the Fund, materially change the Fund’s investment objectives and strategies, or operate the Fund as a regulated commodity pool pursuant to WisdomTree Asset Management’s CPO registration.

With regard to each Fund, WisdomTree Asset Management expects to claim relief from the definition of CPO under revised CFTC Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, WisdomTree Asset Management may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to a Fund that enters into commodity futures, commodity options or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the shares of such Fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options or swaps.

Swap Agreements and Options on Swap Agreements. Each Fund may enter into swap agreements, including currency swaps, interest rate swaps, credit default swaps, and total return swaps. A typical foreign currency swap involves the exchange of cash flows based on the notional differences among two or more currencies (e.g., the U.S. dollar and the euro). A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical credit default swap (“CDS”) involves an agreement to make a series of payments by the buyer in exchange for receipt of payment by the seller if the loan defaults. In the event of default, the buyer of the CDS receives compensation (usually the face value of the loan), and the seller of the CDS takes possession of the defaulted loan. In the event that the Fund acts as a protection seller of a CDS, the Fund will segregate assets equivalent to the full notional value of the CDS. In the event that the Fund acts as a protection buyer of a CDS, the Fund will cover the total amount of required premium payments plus the pre-payment penalty. Total return swaps involve the exchange of payments based on the total return on an underlying reference asset. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swaps agreements can be structured to provide for periodic payments over the term of the swap contract or a single payment at maturity (also known as a “bullet swap”). Swap agreements may be used to hedge or achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another.

Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price. When a Fund purchases or sells a swap contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited as margin, are equal to the market value of the swap contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Funds may also enter into options with respect to swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, on specified terms at a designated future time. Depending on the particular terms, a Fund will generally incur a greater degree of risk when it writes (sells) a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing the amount of premium paid should the option expire unexercised, but when a Fund writes a swaption, upon exercise of the swaption the Fund will become obligated according to the terms of the underlying agreement.

Futures, Options and Options on Futures Contracts. Each Fund may use futures contracts and related options: (i) to attempt to gain exposure to U.S. Treasury futures contracts and foreign currencies, and (ii) to attempt to gain exposure to a particular market, instrument or index. To the extent a Fund uses futures and options, it will do so only in accordance with applicable requirements of the CEA and the rules thereunder.

Futures Contracts. A futures contract is a standardized contract traded on a recognized exchange in which two parties agree to exchange either a specified financial asset or the cash equivalent of said asset of standardized quantity and quality for a price agreed to today (the futures price or the strike price) with delivery occurring at a specified future date. A Fund’s investments in listed futures contracts will be backed by investments in liquid assets in an amount equal to the exposure of such contracts. A Fund may take long or short positions in listed futures contracts.

Each Fund may transact in listed currency futures contracts and listed U.S. Treasury futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (i.e., currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (i.e., currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Each Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, the Fund will segregate its assets as described above.

There are significant risks associated with a Fund’s use of futures contracts, including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities and the prices of futures contracts; (3) although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

Options on Futures Contracts. Each Fund reserves the right to buy or sell options on listed futures contracts. An option on a futures contract gives the purchaser the right, in exchange for payment of a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or instrument at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or instrument at any time during the option period. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract.

A Fund may purchase and write options on an exchange or OTC. OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

When a Fund purchases or sells an options contract, the Fund will segregate its assets as described above.

There are significant risks associated with a Fund’s use of options contracts, including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of individual or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Currency Options. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.

EQUITY SECURITIES. Each Fund invests in equity securities. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of a Fund’s shares to decline.

EXCHANGE TRADED PRODUCTS. Each Fund may invest in exchange traded products (“ETPs”), which include exchange traded funds registered under the 1940 Act, exchange traded commodity trusts and exchange traded notes, as well as instruments that provide exposure to ETPs. The Adviser may receive management or other fees from the ETPs in which the Fund may invest (“Affiliated ETPs”), as well as a management fee for managing the Fund. It is possible that a conflict of interest among the Fund and Affiliated ETPs could affect how the Adviser fulfills its fiduciary duties to the Fund and the Affiliated ETPs. Although the Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund. A Fund may invest in new ETPs or ETPs that have not yet established a deep trading market at the time of investment. Shares of such ETPs may experience limited trading volume and less liquidity, in which case the spread (the difference between bid price and ask price) may be higher.

Exchange Traded Funds. Each Fund may invest in ETFs. ETFs are investment companies that trade like stocks on a securities exchange at market prices rather than NAV. As a result, ETF shares may trade at a price greater than NAV (premium) or less than NAV (discount). A Fund, if investing in an ETF, indirectly bears fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. Investments in ETFs are also subject to brokerage and other trading costs that could result in greater expenses for the Fund.

Exchange-Traded Notes. Each Fund may invest in exchange traded notes (“ETNs”). ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. ETNs are traded on exchanges and the returns are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, a Fund may not receive the return it was promised. If a rating agency lowers an issuer’s credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on a Fund’s right to redeem its investment in an ETN. There are no periodic interest payments for ETNs, and principal is not protected. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

FINANCIALS SECTOR INVESTMENTS. Each Fund may engage in transactions with or invest in companies that are considered to be in the financials sector, including commercial banks, brokerage firms, diversified financial services, a variety of firms in all segments of the insurance industry (such as multi-line, property and casualty, and life insurance) and real estate-related companies. There can be no guarantee that these strategies may be successful. A Fund may lose money as a result of defaults or downgrades within the financials sector.

Events in the financials sector have resulted in increased concerns about credit risk and exposure. Well-known financial institutions have experienced significant liquidity and other problems and have defaulted on their debt obligations. Issuers that have exposure to real estate, mortgage and credit markets have been particularly affected. It is uncertain whether or how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

Rule 12d3-1 under the 1940 Act limits the extent to which a fund may invest in the securities of any one company that derives more than 15% of its revenues from brokerage, underwriting or investment management activities. A Fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions: (1) the purchase cannot cause more than 5% of the Fund’s total assets to be invested in securities of that issuer; (2) for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer’s outstanding securities in that class; and (3) for a debt security, the purchase cannot result in the Fund owning more than 10% of the outstanding principal amount of the issuer’s debt securities. A Fund, in seeking to comply with this rule, may experience greater index tracking error because an Index is not subject to the rule.

In applying the gross revenue test, an issuer’s own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer’s gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. A Fund will not be required to divest its holdings of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

FIXED INCOME SECURITIES. Each Fund may invest in fixed income securities, such as corporate debt, notes and bonds, and/or instruments related to fixed income securities. Fixed income securities change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, investments in fixed income securities with longer maturities will generally fluctuate more in response to interest rate changes. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the bond market’s growth and dealer inventories of bonds are at or near historic lows relative to market size. Because market makers provide stability to fixed income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions (or selling of fund shares in the secondary market) from fixed income funds may be higher than normal.

FUTURE DEVELOPMENTS. The Trust’s Board of Trustees (the “Board”) may, in the future, authorize a Fund to invest in securities contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

ILLIQUID INVESTMENTS. Although the Funds do not intend to do so, as a matter of policy, each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The liquidity of a security will be determined based on the relevant market, trading and investment specific conditions. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets to the extent the Adviser or Sub-Adviser has not deemed such securities to be liquid. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A, except for certain 144A bonds, will be monitored by each Fund on an ongoing basis. In the event that more than 15% of the Fund’s net assets are invested in illiquid investments, the Fund, in accordance with Rule 22e-4(b)(1)(iv) of the 1940 Act, will report the occurrence to both the Board and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period of time.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies (including money market funds and certain ETPs) as well as instruments that provide exposure to other investment companies. The 1940 Act generally prohibits a Fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies although a Fund may invest in excess of these limits in affiliated ETPs and to the extent it enters into agreements and abides by certain conditions of the exemptive relief issued to non-affiliated ETPs. A Fund may purchase or otherwise invest in shares of affiliated ETFs and money market funds.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

NON-U.S. SECURITIES. The International Equity ETFs invest primarily in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Investor protection regimes in foreign countries also may not be comparable to that in the U.S. For example, it may be more difficult to bring claims common in the U.S., including securities class action and fraud claims, or for U.S. regulators to bring enforcement actions against issuers in foreign countries. As a result, the Fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S. This risk may be heightened in emerging market countries where legal regimes are generally less developed and legal protections governing private and foreign investments may not yet exist or be in the early stages of development. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to a Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the International Equity ETFs to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Set forth below for certain markets in which the International Equity ETFs may invest, consistent with their principal investment strategies, are brief descriptions of some of the conditions and risks in each such market.

Investments in Emerging Markets Securities. Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; (vi) the risk that there may be less protection of property rights than in other countries; and (vii) limited investor rights and legal or practical remedies. Emerging markets are generally less liquid and less efficient than developed securities markets. Some emerging markets have experienced and may continue to experience high inflation rates, currency devaluations and economic recessions. Each of these factors may cause a Fund to decline in value. Unanticipated political or social developments may result in sudden and significant investment losses, and may affect the ability of governments and government agencies in these markets to meet their debt obligations. These and other factors could have a negative impact on a Fund’s performance and increase the volatility of an investment in the Fund.

Investments in Frontier Markets Securities. The economies of “frontier markets” (i.e., Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar, Saudi Arabia, and the United Arab Emirates) generally have lower trading volumes and greater potential for illiquidity and price volatility than more developed markets. These markets have a smaller number of issuers and participants and therefore may also be affected to a greater extent by the actions of a small number of issuers and investors. A significant change in cash flows investing in these markets could have a substantial effect on local stock prices and, therefore, prices of Fund shares. Investments in certain frontier market countries are restricted or controlled to varying extents. At times, these restrictions or controls may limit or prevent foreign investment and/or increase the investment costs and expenses of a Fund. Frontier markets may be subject to greater political instability, threat of war or terrorism and government intervention than more developed markets, including many emerging market economies. Frontier markets generally are not as correlated to global economic cycles as those of more developed countries. These and other factors make investing in the frontier market countries significantly riskier than investing in developed market and emerging market countries.

Certain frontier countries impose additional restrictions, such as requiring governmental approval prior to investments by foreign persons, limiting the amount of investments by foreign persons in a particular issuer, limiting investments by foreign persons to a particular class of securities of an issuer that may have less advantageous rights than other classes, and imposing additional taxes. For countries that require prior government approval, delays in obtaining such approval would delay investments, and consequently a Fund may be unable to invest in all of the securities included in the Index until such approval is final. This could increase Index tracking error. Some frontier countries may also limit investment in issuers in industries considered essential to national interests and may require governmental approval for the repatriation of investment income, capital or the proceeds of security sales by foreign investors, including the applicable Funds. Some frontier country governments may levy certain taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will decrease the income generated from investments in such countries.

Some banks that are eligible foreign sub-custodians in frontier markets may have been organized only recently or may otherwise not have extensive operating experience. There may also be legal restrictions or limitations on the ability of a Fund to recover assets held in custody by a foreign sub-custodian, such as in cases where the sub-custodian becomes bankrupt. Settlement systems may not be as established as in developed markets or even emerging markets. As a result, settlements may be delayed and cash or Fund securities may be jeopardized because of system defects. In addition, the laws of certain countries in which a Fund invests may require that Fund to release local shares before receiving cash payment, or to make cash payment before receiving local shares. This increases the risk of loss to that Fund.

The Funds invest in some frontier countries that use share blocking. “Share blocking” refers to the practice of predicating voting rights related to an issuer’s securities on those securities being blocked from trading at the custodian or sub-custodian level for a period of time near the date of a shareholder meeting. Such restrictions have the potential to effectively prevent securities from being voted and from trading within a specified number of days before, and in some cases after, the shareholder meeting. Share blocking may preclude the Funds from purchasing or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. Although practices may vary by market, a blocking period may last from one day to several weeks. Once blocked, the block may be removed only by withdrawing a previously cast vote or abstaining from voting completely, a process that may be burdensome. In certain countries, the block cannot be removed. Share blocking may impose operational difficulties on a Fund, including the potential effect that a block would have on pending trades. Share blocking may cause pending trades to fail or remain unsettled for an extended period of time. Trade failures may also expose the transfer agent and the Funds to situations in which a counterparty may have the right to go to market, buy a security at the current market price and have any additional expense borne by the Funds or transfer agent if the counterparty is unable to deliver shares after a certain period of time. The Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in share blocking proxy markets. These and other factors could have a negative impact on Fund performance.

Investments in Australia. The economy of Australia is heavily dependent on the economies of Asian countries and the price and demand for natural resources and commodities as well as its exports from the agricultural and mining sectors. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole. Australia is also increasingly dependent on the economies of its key trading partners, including China, the United States, and Japan. These and other factors could have a negative impact on a Fund’s performance.

Investments in Brazil. Investing in securities of Brazilian companies involves certain considerations not typically associated with investing in securities of U.S. companies or the U.S. Government. These risks include (i) investment and repatriation controls, which could make it harder for a Fund to track its underlying Index and decrease a Fund’s tax efficiency; (ii) fluctuations in the rate of exchange between the Brazilian Real and the U.S. dollar; (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets; (iv) the effect that a trade deficit could have on economic stability and the Brazilian government’s economic policy; (v) high rates of inflation and unemployment; (vi) governmental involvement in and influence on the private sector; (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States; and (viii) political and other considerations, including changes in applicable Brazilian tax laws. The Brazilian economy may also be significantly affected by the economies of other Latin American countries. These and other factors could have a negative impact on a Fund’s performance.

Investments in Canada. The U.S. is Canada’s largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Canada is a top producer of zinc and uranium and a global source of many other natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Investments in China and Hong Kong. In addition to the aforementioned risks of investing in non-U.S. securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the fact that the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapid and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies in a Fund’s Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.

After many years of steady growth, the growth rate of China’s economy had slowed prior to 2020. Although this slowdown was to some degree intentional, the slowdown has also slowed the once rapidly growing Chinese real estate market and left local governments with high debts with few viable means to raise revenue, especially with the fall in demand for housing. In the first quarter of 2021, however, as China recovered from the COVID-19 pandemic, these trends reversed as China’s economy grew over 18% on a year-over-year basis and demand grew within the Chinese real estate market. It remains unclear though whether these trends will continue given global economic uncertainties caused by the pandemic and trade relations and fears that the Chinese real estate market may be overheating.

Despite its attempts to restructure its economy towards consumption, China remains heavily dependent on exports. Accordingly, China is susceptible to economic downturns abroad, including any weakness in demand from its major trading partners, including the United States, Japan, and Europe. In addition, China’s aging infrastructure, worsening environmental conditions, rapid and inequitable urbanization, quickly widening urban and rural income gap, domestic unrest and provincial separatism all present major challenges to the country. Further, China’s territorial claims, including its land reclamation projects and the establishment of an Air Defense Identification Zone over islands claimed and occupied by Japan, are another source of tension and present risks to diplomatic and trade relations with certain of China’s regional trade partners.

Investments in Hong Kong are also subject to certain political risks not associated with other investments. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. Investments in China and Hong Kong involve risk of a total loss due to government action or inaction. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from the United Kingdom to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because each Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in a Fund’s NAV. These and other factors could have a negative impact on a Fund’s performance.

Investments in China A-Shares. China A-Shares (“A-Shares”) are issued by companies that are incorporated in mainland China, and listed and traded on the Shanghai Stock Exchange (“SSE”) or Shenzhen Stock Exchange (“SZSE”) via the Shanghai-Hong Kong or Shenzhen-Hong Kong Stock Connect (“Stock Connect”) programs in Chinese renminbi. Stock Connect is a securities trading and clearing linked program between either SSE or SZSE, and the Stock Exchange of Hong Kong Limited (“SEHK”), Hong Kong Securities Clearing Company Limited (“HKSCC”), and China Securities Depository and Clearing Corporation Limited (“ChinaClear”), with an aim to achieve mutual stock market access between the People’s Republic of China (“PRC”) and Hong Kong. A Fund’s ability to invest in China A-Shares through Stock Connect, or on such other stock exchanges in China that participate in Stock Connect from time to time or in the future, is subject to trading limits, rules and regulations by the applicable regulatory authority. These restrictions and regulations may adversely affect a Fund’s ability to achieve its investment objective.

Quota limitations risk. Stock Connect is subject to daily quota limitations on investments, which may restrict a Fund’s ability to invest in China A-Shares through Stock Connect on a timely basis, and the Fund may not be able to effectively pursue its investment policies. In addition, an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in A-Shares through Stock Connect and to enter into or exit trades on a timely basis.

Suspension risk. SEHK, SSE, and SZSE reserve the right to suspend trading if necessary to ensure an orderly and fair market and manage risks prudently which could adversely affect a Fund’s ability to access the PRC market.

Differences in trading day. Stock Connect only operates on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. So it is possible that there are occasions when it is a normal trading day for the PRC market but Hong Kong investors (such as the Funds) cannot carry out any China A-Shares trading. A Fund may be subject to a risk of price fluctuations in China A-Shares during the time when Stock Connect is not trading as a result.

Restrictions on selling imposed by front-end monitoring. PRC regulations require that before an investor sells any share, there should be sufficient shares in the account; otherwise SSE or SZSE will reject the sell order concerned. SEHK will carry out pre-trade checking on China A-Shares sell orders of its participants (i.e., the stock brokers) to ensure there is no over-selling.

Clearing settlement and custody risks. HKSCC and ChinaClear establish the clearing links and each is a participant of the other to facilitate clearing and settlement of cross-boundary trades. As the national central counterparty of the PRC’s securities market, ChinaClear operates a comprehensive network of clearing, settlement and stock holding infrastructure. ChinaClear has established a risk management framework and measures that are approved and supervised by the CSRC. The chances of a ChinaClear default are considered to be remote.

Should the remote event of a ChinaClear default occur and ChinaClear be declared as a defaulter, HKSCC will, in good faith, seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or through ChinaClear’s liquidation. In that event, a Fund may suffer a delay in the recovery process or may not be able to fully recover its losses from ChinaClear.

The China A-Shares traded through Stock Connect are issued in scriptless form, so investors, such as the Funds, will not hold any physical China A-Shares. Hong Kong and overseas investors, such as the Funds, who have acquired Mainland Securities through Northbound trading maintain the Mainland Securities with their brokers’ or custodians’ stock accounts with the Central Clearing and Settlement System operated by HKSCC for the clearing securities listed or traded on SEHK.

Nominee arrangements in holding China A-Shares. HKSCC is the “nominee holder” of the Mainland Securities acquired by overseas investors (including a Fund) through Stock Connect. The CSRC Stock Connect rules expressly provide that investors enjoy the rights and benefits of the Mainland Securities acquired through Stock Connect in accordance with applicable laws. The CSRC has clarified that (i) the concept of nominee shareholding is recognized in China, (ii) overseas investors shall hold Mainland Securities through HKSCC and are entitled to proprietary interests in such securities as shareholders, (iii) China law does not expressly provide for a beneficial owner under the nominee holding structure to bring legal proceedings, nor does it prohibit a beneficial owner from doing so, (iv) as long as certification issued by HKSCC is treated as lawful proof of a beneficial owner’s holding of Mainland Securities under the Hong Kong Special Administrative Region law, it would be fully respected by CSRC, and (v) as long as an overseas investor can provide evidential proof of direct interest as a beneficial owner, the investor may take legal actions in its own name in PRC courts. However, the courts in the PRC may consider that any nominee or custodian as registered holder of the Mainland Securities would have full ownership thereof, and even if the concept of beneficial owner is recognized under PRC law, those Mainland Securities would form part of the pool of assets of such entity available for distribution to creditors of such entities and/or that a beneficial owner may have no rights whatsoever in respect thereof. Consequently, neither a Fund nor its custodian can ensure that the Fund’s ownership of these securities or title thereto is assured.

Under the rules of the Central Clearing and Settlement System operated by HKSCC for the clearing of securities listed or traded on SEHK, HKSCC as nominee holder shall have no obligation to take any legal action or court proceeding to enforce any rights on behalf of the investors in respect of the Mainland Securities in the PRC or elsewhere. Therefore, although a Fund’s ownership may be ultimately recognized and the HKSCC confirmed that it is prepared to provide assistance to the beneficial owners of Mainland Securities where necessary, the Fund may suffer difficulties or delays in enforcing its rights in China A-Shares. Moreover, whether PRC courts will accept the legal action independently initiated by the overseas investor with the certification of holding Mainland Securities issued by HKSCC has yet to be tested. To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, it should be noted that a Fund and its custodian will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC.

China A-Share market suspension risks. Only certain A-Shares are eligible to be accessed through Stock Connect. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through Stock Connect. China A-Shares may only be bought or sold where the relevant A-Shares are traded on the SSE or the SZSE, as appropriate. Given that the A-Share market is considered volatile and unstable (with the risk of suspension of a particular stock, and/or the whole market, and/or government intervention), the subscription and redemption of shares may also be disrupted. An Authorized Participant is unlikely to redeem or subscribe shares if it considers that A-Shares may not be available.

Investor compensation. Investments of a Fund through Northbound trading via Stock Connect will not be covered by Hong Kong’s Investor Compensation Fund. Hong Kong’s Investor Compensation Fund is established to pay compensation to investors of any nationality who suffer pecuniary losses as a result of default of a licensed intermediary or authorized financial institution in relation to exchange-traded products in Hong Kong. Since default matters in Northbound trading via Stock Connect do not involve products listed or traded in SEHK or Hong Kong Futures Exchange Limited, they will not be covered by the Investor Compensation Fund. Further, since the Fund is carrying out Northbound trading through securities brokers in Hong Kong but not PRC brokers, it is also not protected by the China Securities Investor Protection Fund in the PRC.

Trading costs. In addition to paying trading fees and stamp duties in connection with China A-Share trading, a Fund may be subject to new portfolio fees, dividend tax and tax concerned with income arising from stock transfers which are yet to be determined by the relevant authorities.

Operational risk. Stock Connect provides a new channel for investors from Hong Kong and overseas, such as the Funds, to access the China stock market directly. Stock Connect is premised on the functioning of the operational systems of the relevant market participants. Market participants are able to participate in this program subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house.

The securities regimes and legal systems of the two markets differ significantly and in order for the trial program to operate, market participants may need to address issues arising from the differences on an ongoing basis. Further, the “connectivity” in Stock Connect program requires routing of orders across the border. This has and will continue to require the development of new information technology systems on the part of the SEHK and exchange participants.

There is no assurance that the systems of the SEHK and market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems failed to function properly, trading in both markets through the program could be disrupted. A Fund’s ability to access the China A-Share market (and hence to pursue their investment strategy) will be adversely affected.

Regulatory risk. The CSRC Stock Connect rules are departmental regulations having legal effect in the PRC. However, the application of such rules is untested, and there is no assurance that PRC courts will recognize such rules, e.g., in liquidation proceedings of PRC companies.

Stock Connect is novel in nature and is subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong. Further, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border legal enforcement in connection with cross-border trades through Stock Connect.

The regulations are untested so far and there is no certainty as to how they will be applied. Moreover, the current regulations are subject to change. There can be no assurance that Stock Connect will not be abolished. A Fund that may invest in the PRC markets through Stock Connect may be adversely affected as a result of such changes.

Tax risk. Uncertainties in PRC tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for a Fund. A Fund’s investments in securities, including A-Shares, issued by PRC companies may cause the Fund to become subject to withholding and other taxes imposed by the PRC. If the Fund were considered to be a tax resident of the PRC, it would be subject to PRC corporate income tax at the rate of 25% on its worldwide taxable income. If the Fund were considered to be a non-resident enterprise with a “permanent establishment” in the PRC, it would be subject to PRC corporate income tax of 25% on the profits attributable to the permanent establishment. The Adviser and Sub-Adviser intend to operate such Fund in a manner that will prevent it from being treated as a tax resident of the PRC and from having a permanent establishment in the PRC. It is possible, however, that the PRC could disagree with that conclusion or that changes in PRC tax law could affect the PRC corporate income tax status of the Fund.

The PRC generally imposes withholding income tax at a rate of 10% on dividends, premiums, interest and capital gains originating in the PRC and paid to a company that is not a resident of the PRC for tax purposes and that has no permanent establishment in China. The withholding is in general made by the relevant PRC tax resident company making such payments. In the event the relevant PRC tax resident company fails to withhold the relevant PRC withholding income tax or otherwise fails to pay the relevant withholding income tax to the PRC tax authorities, the competent PRC tax authorities may, at their sole discretion, impose tax obligations on the Fund.

The Ministry of Finance of the PRC, the State Administration of Taxation of the PRC and the CSRC (collectively, the “PRC Tax Authorities”) issued the “Notice on the Pilot Program of Shanghai-Hong Kong Stock Connect” Caishui [2014] No.81 (Notice 81), on October 31, 2014, which states that the capital gain from disposal of A-Shares by foreign investors enterprises via the Shanghai-Hong Kong Stock Connect program will be temporarily exempt from withholding income tax. Notice 81 also states that the dividends derived from A-Shares by foreign investor enterprises is subject to 10% withholding income tax.

The PRC Tax Authorities issued the “Notice on the Pilot Program of Shenzhen-Hong Kong Stock Connect” Caishui [2016] No.127 (Notice 127)” on November 5, 2016, which states that the capital gain from disposal of A-Shares by foreign investors enterprises via the Shenzhen-Hong Kong Stock Connect program will be temporarily exempt from withholding income tax. Notice 127 also states that the dividends derived from A-Shares by foreign investor enterprises is subject to 10% withholding income tax.

There is no indication of how long the temporary exemption will remain in effect and a Fund may be subject to such withholding income tax in the future. If, in the future, China begins applying tax rules regarding the taxation of income from investments through Stock Connect and/or begins collecting capital gains taxes on such investments, the Fund could be subject to withholding income tax liability if the Fund determines that such liability cannot be reduced or eliminated by applicable tax treaties. The PRC Tax Authorities may, in the future, issue further guidance in this regard and with potential retrospective effect. The negative impact of any such tax liability on the Fund’s return could be substantial.

In light of the uncertainty as to how gains or income that may be derived from a Fund’s investments in the PRC will be taxed, the Fund reserves the right to provide for withholding tax on such gains or income and withhold tax for the account of the Fund. Withholding tax may already be withheld at a broker/custodian level. If the Fund expects such withholding tax on trading in A-Shares to be imposed, it reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it. Investors should note that such provision may be excessive or inadequate to meet actual withholding tax liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities.

Any tax provision, if made, will be reflected in the NAV of such Fund at the time of debit or release of such provision and thus will impact shares which remain in the Fund at the time of debit or release of such provision. If the actual applicable tax levied by PRC tax authorities is greater than that provided for by the Fund so that there is a shortfall in the tax provision amount, investors should note that the NAV of the Fund may suffer more than the tax provision amount as the Fund will ultimately have to bear the additional tax liabilities. In this case, the then-existing and subsequent investors will be disadvantaged. On the other hand, if the actual applicable tax levied by PRC tax authorities is less than that provided for by the Fund so that there is an excess in the tax provision amount, investors who have redeemed Fund shares before the PRC tax authorities’ ruling, decision or guidance in this respect will be disadvantaged as they would have borne the loss from the Fund’s overprovision. In this case, the then-existing and subsequent investors may benefit if the difference between the tax provision and the actual taxation liability can be returned to the account of the Fund as assets thereof. In case of having excess in the tax provision amount (for example, the actual applicable tax levied by PRC tax authorities is less than the tax provision amount or due to a change in provisioning by the Fund), such excess shall be treated as property of the Fund and investors who have already transferred or redeemed their shares in the Fund will not be entitled or have any right to claim any part of the amount representing the excess.

Stamp duty under the PRC laws generally applies to the execution and receipt of taxable documents, which include contracts for the sale of A-Shares traded on PRC stock exchanges. In the case of such contracts, the stamp duty is currently imposed on the seller but not on the purchaser, at the rate of 0.1%. While overseas investors currently are exempt from value added taxes (currently at the rate of 6%) on capital gains derived from trading of A-Shares through Stock Connect, the PRC tax rules could be changed which could result in unexpected tax liabilities for the Fund. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if the Fund were liable for value added tax it would also be required to pay the applicable surtaxes. The PRC rules for taxation of Stock Connect are evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC SAFE to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and its investors. The imposition of such taxes, particularly on a retrospective basis, could have a material adverse effect on the Fund’s returns. Before further guidance is issued and is well established in the administrative practice of the PRC tax authorities, the practices of the PRC tax authorities that collect PRC taxes relevant to the Fund may differ from, or be applied in a manner inconsistent with, the practices with respect to the analogous investments described herein or any further guidance that may be issued. The value of the Fund’s investment in the PRC and the amount of its income and gains could be adversely affected by an increase in tax rates or change in the taxation basis.

The above information is only a general summary of the potential PRC tax consequences that may be imposed on the Fund and its investors either directly or indirectly and should not be taken as a definitive, authoritative or comprehensive statement of the relevant matter. Investors should seek their own tax advice on their tax position with regard to their investment in the Fund.

The PRC government has implemented a number of tax reform policies in recent years. The current tax laws and regulations may be revised or amended in the future. Any revision or amendment in tax laws and regulations may affect the after-taxation profit of PRC companies and foreign investors in such companies, such as the Funds.

Investments in Europe. Most developed countries in Western Europe are members of the European Union (“EU”), many are also members of the European Economic and Monetary Union (“EMU”), and most EMU members are part of the euro zone, a group of EMU countries that share the euro as their common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any of these EMU restrictions or controls, as well as any of the following events in Europe, may have a significant impact on the economies of some or all European countries: (i) the default or threat of default by an EU member country on its sovereign debt, (ii) economic recession in an EU member country, (iii) changes in EU or governmental regulations on trade, (iv) changes in currency exchange rates of the euro, the British pound, and other European currencies, (v) changes in the supply and demand for European imports or exports, and (vi) high unemployment rates. In the past, European financial markets have experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. These concerns have also negatively affected the euro’s exchange rate. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide. In the event that an EMU member defaults on its sovereign debt or exits from the EMU, especially if either such event occurs in a disorderly manner, the default or exit may adversely affect the value of the euro as well as the performance of other European economies and issuers.

On January 31, 2020, the United Kingdom formally exited the EU. During an 11-month transition period, the United Kingdom, including its businesses and people, continued to abide by applicable EU rules, honored the United Kingdom’s trade relationships with EU countries, and prepared for the new post-Brexit rules which took effect on January 1, 2021. The impact of Brexit on the United Kingdom, the EU and global markets remains unclear and will depend largely upon the United Kingdom’s ability to negotiate favorable terms with the EU with respect to trade and market access. Brexit may also impact each of these markets should it lead to the creation of divergent national laws and regulations that produce new legal regimes and unpredictable tax consequences. As a result of the uncertain consequences of Brexit, the economies of the United Kingdom and Europe as well as the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the United Kingdom, Europe and globally that could potentially have an adverse effect on the value of a Fund’s investments.

Investments in France. France, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the French economy as well as the economies of some or all European countries. These and other factors, including the potential consequences of the withdrawal of the United Kingdom from the EU as described above, could have a negative impact on a Fund’s performance.

Investments in Germany. Germany, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the German economy as well as the economies of some or all European countries. In addition, challenges related to the rebuilding of infrastructure and unemployment in the former area of East Germany may also impact the economy of Germany. These and other factors, including the potential consequences of the withdrawal of the United Kingdom from the EU as described above, could have a negative impact on a Fund’s performance.

Investments in India. Investments in India may be more volatile and less liquid and may offer higher potential for gains and losses than investments in more developed markets. Economic and political structures in India may lack the stability of those of more developed nations. Unanticipated political, social or economic developments in India and surrounding regions may affect the value of a Fund’s investments and the value of Fund shares. Monsoons and other natural disasters in India and surrounding regions also can affect the value of Fund investments.

The laws relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, protection of investor interest and the bankruptcy of enterprises are generally less well developed than or different from such laws in the United States. In the recent past, there have been several significant proposals to tax regulations that could significantly increase the level of taxes on investment. Additional risks include imposition or modification of foreign exchange controls on foreign investment. It may be more difficult to obtain a judgment in Indian courts than it is in the United States.

The market for securities in India may be less liquid and transparent than the markets in more developed countries. In addition, strict restrictions on foreign investment may decrease the liquidity of a Fund’s portfolio or inhibit a Fund’s ability to achieve its investment objective. A Fund may be unable to buy or sell securities or receive full value for such securities. Settlement of securities transactions in the Indian subcontinent are subject to risk of loss, may be delayed and are generally less efficient than in the United States. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, a Fund’s ability to redeem Fund shares could become correspondingly impaired. Each of these events could have a negative impact on the liquidity and value of the Fund’s investments. To mitigate these risks, a Fund may maintain a higher cash position than it otherwise would, or a Fund may have to sell more liquid securities which it would not otherwise choose to sell, possibly diluting its return and inhibiting its ability to track its Index.

In recent years, exchange-listed companies in the technology sector and related sectors (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industry in India is comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. These and other factors could have a negative impact on a Fund’s performance.

Investments in Italy. Italy, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the Italian economy as well as the economies of some or all European countries. Recently, the Italian economy has experienced volatility due to concerns about economic downturn and rising government debt levels. These and other factors, including the potential consequences of the withdrawal of the United Kingdom from the EU as described above, could have a negative impact on a Fund’s performance.

Investments in Japan. Although Japan continues to recover from a prolonged economic downturn dating back to 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future and/or continue to lag the growth rates of other developed nations and its Asian neighbors. Economic growth in Japan is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. In the past, Japanese exports have been adversely affected by trade tariffs and other protectionist measures as well as increased competition from developing nations. Japan has few natural resources and is heavily dependent on oil imports. Higher commodity prices could therefore have a negative impact on the Japanese economy. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, could also have a negative impact on the Japanese economy as a whole. Despite the emergence of China as an important trading partner of Japan, strained relationships between Japan and its neighboring countries, including China, Russia, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also inject uncertainty into Japanese markets. Increased political tension between countries in the region could adversely affect the Japanese economy and, in the event of a crisis, destabilize the region. The Japanese economy is also vulnerable to concerns of economic slowdown from within the Japanese financial system, including high levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. Japanese currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness.

In March 2011, a massive earthquake and tsunami struck northeastern Japan causing major damage to the country’s domestic energy supply, including damage to nuclear power plants. In the wake of this natural disaster, Japan’s financial markets fluctuated dramatically and the resulting economic distress affected Japan’s recovery from its recession. The government injected capital into the economy and proposed plans for massive spending on reconstruction efforts in disaster-affected areas in order to stimulate economic growth. The full extent of the disaster’s impact on Japan’s economy and foreign investment in Japan is difficult to estimate. The risks of natural disasters of varying degrees, such as earthquakes and tsunamis, and the resulting damage, continue to exist. These and other factors could have a negative impact on a Fund’s performance.

Investments in the Netherlands. The Netherlands, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the Dutch economy as well as the economies of some or all European countries. These and other factors, including the potential consequences of the withdrawal of the United Kingdom from the EU as described above, could have a negative impact on a Fund’s performance.

Investments in Russia. Investing in securities of Russian companies involves certain considerations not typically associated with investing in securities of U.S. companies or the U.S. Government. These risks include: (i) investment and repatriation controls, which could make it harder for a Fund to track its underlying Index and decrease a Fund’s tax efficiency; (ii) unfavorable action by the Russian government, such as expropriation, dilution, devaluation, or default from excessive taxation; (iii) fluctuations in the currency rate exchange between the Russian ruble and the U.S. dollar; (iv) smaller securities markets with greater price volatility, less liquidity, and fewer issuers with a larger percentage of market capitalization or trading volume than in U.S. markets; (v) continued governmental involvement in and influence over the private sector as Russia undergoes a transition from central control to market-oriented democracy; (vi) less reliable financial information available concerning Russian issuers that may not be prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards; (vii) unfavorable political and economic developments, social instability, and changes in government policies; and (viii) the continued imposition of economic sanctions on Russian individuals and business sectors, or the threat of further sanctions, from Western countries in response to Russia’s recent political and military actions. In addition, investing in Russian securities involves risks of delayed settlement of portfolio transactions and the loss of a Fund’s ownership rights in its securities due to the Russian system of custody and share registration. Investments in Russia are also subject to the risk that a natural disaster, such as an earthquake, drought, flood, fire or tsunami, could cause a significant adverse impact on the Russian economy. These and other factors could have a negative impact on a Fund’s performance.

Economic sanctions imposed on Russia by the United States, EU, and other Western countries in response to Russia’s military intervention in the Ukraine and in response to other events (e.g., cyber activities) may also negatively affect the performance of Russian companies and the overall Russian economy. The Ukraine sanctions target Russian individuals and the Russian financial, energy and defense sectors, while other sanctions impact other sectors, but they have also caused capital flight, a loss of confidence in Russian sovereign debt, and a retaliatory import ban by Russia that could lead to ruble inflation. Coupled with lower worldwide oil prices, Western sanctions have had the effect of slowing the entire Russian economy and may push the Russian economy toward recession. In addition, other U.S. and/or Western sanctions may be imposed based on negative actions perpetrated (or believed to have been perpetrated) by Russia.

Investments in Singapore. The economy of Singapore is heavily dependent on international trade and export. Conditions that weaken demand for such products worldwide or in the Asian region could have a negative and significant impact on the Singaporean economy as a whole. In addition, the economy of Singapore may be particularly vulnerable to external market changes because of its smaller size. These and other factors could have a negative impact on a Fund’s performance.

Investments in South Africa. Although South Africa is a developing country with a solid economic infrastructure (in some regards rivaling other developed countries), certain issues, such as unemployment, access to health care, limited economic opportunity, and other financial constraints, continue to present obstacles to full economic development. Disparities of wealth, the pace and success of democratization and capital market development and religious and racial disaffection have also led to social and political unrest. South Africa’s currency has recently fluctuated significantly and may be vulnerable to significant devaluation. There can be no assurance that initiatives by the government to address these issues will achieve the desired results. South Africa’s economy is heavily dependent on natural resources and commodity prices. South Africa’s currency may be vulnerable to devaluation. These and other factors could have a negative impact on a Fund’s performance.

Investments in South Korea. Investments in South Korean issuers involve risks that are specific to South Korea, including legal, regulatory, political, currency, security and economic risks. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea’s main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. The South Korean economy’s reliance on international trade makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy, particularly with respect to its four largest export markets (the EU, Japan, United States, and China). South Korea has experienced modest economic growth in recent years, but such continued growth may slow due, in part, to the economic slowdown in China and the increased competitive advantage of Japanese exports with the weakened yen. In addition, South Korea’s economic growth potential has recently been on a decline, mainly because of a rapidly aging population and structural problems. Relations with North Korea could also have a significant impact on the economy of South Korea. Relations between South Korea and North Korea remain tense, as exemplified in periodic acts of hostility, and the possibility of serious military engagement still exists. These and other factors could have a negative impact on the Fund’s performance.

Investments in Spain. Spain, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the Spanish economy as well as the economies of some or all European countries. Spain, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis. The Spanish economy has been characterized by slow growth in recent years due to factors such as low housing sales, construction declines, and the international credit crisis. The rate of unemployment, inflation and productivity in Spain is relatively lower than other European countries. As a result, the Spanish government has introduced austerity reforms to reduce the fiscal deficit. While these reforms may stimulate the Spanish economy in the long term, they could have negative short-term effects on the Spanish financial market. Moreover, the Spanish government is involved in a long-running campaign against terrorism. Therefore, acts of terrorism on Spanish soil or against Spanish interests abroad may cause uncertainty in the Spanish financial markets. These and other factors, including the potential consequences of the withdrawal of the United Kingdom from the EU as described above, could have a negative impact on a Fund’s performance.

Investments in Sweden. Sweden’s largest trading partners include the United States, Germany and certain other Western European nations. As a result, the economy of Sweden may be significantly affected by changes in the economies, trade regulations, currency exchange rates, and monetary policies of these trading partners. In addition, Sweden maintains a robust social welfare system, and Sweden’s workforce is highly unionized. As a result, Sweden’s economy may experience, among other things, increased government spending, higher production costs, and lower productivity. These and other factors, including the potential consequences of the withdrawal of the United Kingdom from the EU as described above, could have a negative impact on a Fund’s performance.

Investments in Switzerland. Although Switzerland is not a member of the EU, the Swiss economy is heavily dependent on the economies of the United States and other European nations as key trading partners. In particular, Switzerland depends on international trade and exports to generate economic growth. As a result, future changes in the price or the demand for Swiss products or services by these trading partners, or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy. In addition, due to Switzerland’s limited natural resources, the economy of Switzerland may be impacted by extreme price fluctuations in the price of certain raw materials. Moreover, the Swiss economy relies heavily on the banking sector. Recent allegations that certain Swiss banking institutions marketed and sold offshore tax evasion services to U.S. citizens may adversely impact the Swiss economy. These and other factors, including the potential consequences of the withdrawal of the United Kingdom from the EU as described above, could have a negative impact on a Fund’s performance.

Investments in Taiwan. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerge economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on a Fund’s performance.

Investments in the United Kingdom. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries and the United States. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries and the United States. The United Kingdom also relies heavily on the export of financial services. Accordingly, a slowdown in the financial services sector may have an adverse impact on the United Kingdom’s economy. On January 31, 2020, the United Kingdom formally exited the EU. For more information about “Brexit” and the associated risks, see the above description of “Investments in Europe.” These and other factors could have a negative impact on a Fund’s performance.

Under normal market conditions, to the extent securities of foreign issuers ever comprise less than 40% of the assets of the Global High Dividend Fund on the annual Index screening date, the Board of Trustees of the Trust will either change the name of the Fund or change the Fund’s benchmark.

REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in the securities of real estate investment trusts (“REITs”) to the extent allowed by law. The Global ex-U.S. Real Estate Fund generally invests a significant percentage of its assets in REITs. Risks associated with investments in securities of REITs include decline in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash-flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to maintain exemption from the 1940 Act, and, for U.S. REITs, the possibility of failing to qualify for the favorable U.S. federal income tax treatment available to U.S. REITs under the Code. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Because they are collateralized by securities, including mortgage-backed securities, repurchase agreements are subject to market and credit risk. As discussed herein, the Fund may not invest more than 15% of its net assets in illiquid investment. A repurchase agreement maturing in more than seven days may be considered an illiquid investment. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked-to-market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

SECURITIES LENDING. Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. Loans of portfolio securities provide the Funds with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, or money market instruments, money market funds or U.S. government securities at least equal at all times to the market value of the loaned securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. A Fund will generally not have the right to vote securities while they are being loaned.

TRACKING STOCKS. Each Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. A Fund may also purchase intermediate and long-term obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. Such obligations may be short-, intermediate- or long-term. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of the Sub-Adviser. The Trust has delegated to the Sub-Adviser the authority and responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund’s proxy voting guidelines and the Sub-Adviser’s role in implementing such guidelines.

As a registered investment adviser, Mellon is often entrusted with the fiduciary responsibility to vote proxies for shares of corporate stock held on behalf of its clients. Proxy voting is an integral part of the management of the investment in those shares. In voting proxies, Mellon takes into account long term economic value as it evaluates issues relating to corporate governance, including structures and practices, the nature of long-term business plans, including sustainability policies and practices to address environmental and social factors that are likely to have an impact on shareholder value, and other financial and non-financial measures of corporate performance.

For clients that have delegated proxy authority, Mellon will make every reasonable effort to ensure that proxies are received and are voted in accordance with this policy and related procedures. To assist Mellon in that process, it retains Institutional Shareholder Services (“ISS”) to provide various services related to proxy voting, such as research, analysis, voting services, proxy vote tracking, recordkeeping, and reporting. In addition, Mellon also retains Glass Lewis for research services only.

Mellon seeks to avoid potential material conflicts of interest through its participation on The Bank of New York Mellon Corporation’s (“BNY Mellon”) Proxy Voting and Governance Committee (“Committee”). As such, Mellon has adopted and implemented BNY Mellon’s Proxy Voting Policy and proxy voting guidelines. The guidelines are applied to all client accounts for which Mellon has been delegated the authority to vote in a consistent manner and without consideration of any client relationship factors.

Under this policy, the Committee permits member firms (such as Mellon) to consider specific interests and issues and cast votes differently from the collective vote of the Committee where the member firm determines that a different vote is in the best interests of the affected account(s).

Mellon will furnish a copy of its Proxy Voting Policy and its proxy voting guidelines upon request to each advisory client that has delegated voting authority.

Voting BNY Mellon Stock. It is the policy of Mellon not to vote or make recommendations on how to vote shares of BNY Mellon stock, even where Mellon has the legal power to do so under the relevant governing instrument. In order to avoid any appearance of conflict relating to voting BNY Mellon stock, Mellon has contracted with an independent fiduciary (ISS) to direct all voting of BNY Mellon Stock held by any Mellon accounts on any matter in which shareholders of BNY Mellon Stock are required or permitted to vote.

Proxy Voting Disclosure. Clients who have delegated proxy voting authority to Mellon may obtain the proxy voting records for their account upon written or verbal request.

Oversight Activities. Mellon performs periodic oversight of the operational and voting processes implemented on behalf of clients to ensure that proxy ballots are voted in accordance with established guidelines. These activities may include, but are not limited to, monthly account reconciliation between the voting agent and Mellon records and forensic testing of the application of vote instruction in relation to policy vote recommendations at the ballot level. These efforts are completed as a component of Mellon’s Rule 206(4)-7 compliance program.

A complete copy of the Sub-Adviser’s proxy voting policy may be obtained by calling 1-866-909-9473 or by writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next year and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds may be obtained at no charge upon request by calling 1-866-909-9473 or by visiting the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the Advisers. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

As ETFs, information about each Fund’s portfolio holdings is made available each Business Day in accordance with the provisions of any Order of the SEC applicable to the Funds, regulations of a Fund’s Listing Exchange and other applicable SEC regulations, orders and no-action relief. A “Business Day” with respect to each Fund is any day on which its respective Listing Exchange is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

Daily access to each Fund’s portfolio holdings with no lag time is permitted to personnel of the Advisers, the Distributor and the Fund’s administrator (the “Administrator”), custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Funds’ Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

Each Fund will disclose its complete portfolio holdings online at www.wisdomtree.com. Online disclosure of such holdings is publicly available at no charge.

Each Fund also will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year end, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Board reviews the implementation of the Policy on a periodic basis.

WISDOMTREE INDEX DESCRIPTION

All Index Funds

A description of each Index is provided in the relevant Fund’s Prospectus under “Principal Investment Strategies of the Fund.” Additional information about each Index, including the components and weightings of the Indexes, as well as Index Methodology, which contains the rules that govern inclusion and weighting in each of the Indexes, is available at www.wisdomtree.com\index.

Component Selection Criteria.

WisdomTree U.S. Dividend Indexes: Each WisdomTree U.S. Dividend Index (i.e., the indexes of the WisdomTree U.S. Value Equity ETFs) is derived from the WisdomTree U.S. Dividend Index. Common stocks, REITs (except mortgage REITs), tracking stocks, and holding companies are eligible for inclusion in each WisdomTree U.S. Dividend Index. ADRs, GDRs and EDRs, limited partnerships, limited liability companies, royalty trusts, business development companies (“BDCs”) preferred stocks, closed-end funds, ETFs, and derivative securities, such as warrants and rights, are not eligible.

WisdomTree Core Equity Indexes: Each WisdomTree Core Equity Index (i.e., the indexes of the WisdomTree U.S. Core Equity ETFs) is derived from the WisdomTree U.S. Total Market Index. Common stocks, REITs (except mortgage REITs), tracking stocks, and holding companies are eligible for inclusion in each WisdomTree Core Equity Index. REITs, ADRs, GDRs and EDRs are excluded, as are limited partnerships, limited liability companies, royalty trusts, BDCs, preferred stocks, closed-end funds and ETFs. Derivative securities, such as warrants and rights, are not eligible.

WisdomTree Developed International Dividend Indexes: (i.e., the indexes of the WisdomTree Developed World ex-U.S. ETFs) Each WisdomTree Developed International Dividend Index is derived from the WisdomTree International Equity Index.

Common stocks, REITs (except mortgage REITs), tracking stocks, and holding companies are eligible for inclusion in each WisdomTree Developed International Dividend Index. ADRs, GDRs and EDRs, limited partnerships, limited liability companies, passive foreign investment companies, royalty trusts, preferred stocks, closed-end funds, ETFs, and derivative securities, such as warrants and rights, are not eligible.

WisdomTree Emerging Markets Dividend Indexes: (i.e., the indexes of the WisdomTree Emerging/Frontier Markets ETFs) Each WisdomTree Emerging Markets Dividend Index is derived from the WisdomTree Emerging Markets Index. Specific country restrictions include: (i) with respect to China, only companies incorporated in China and that trade on the Hong Kong Stock Exchange are eligible for inclusion; (ii) in India, only securities whose foreign ownership restrictions have yet to be breached are eligible for inclusion within the Index; and (iii) Russia: ADRs or GDRs are used. ADRs and GDRs are not used for companies within any other countries. Passive foreign investment companies, limited partnerships, limited liability companies, royalty trusts, preferred stock, rights, and other derivative securities are all excluded.

WisdomTree Global Dividend Indexes: (i.e., the indexes of the WisdomTree Global/Global ex-U.S. ETFs) Each WisdomTree Global Dividend Index is derived from the following WisdomTree indexes: WisdomTree Dividend Index, WisdomTree Developed International Dividend Index and WisdomTree Emerging Markets Dividend Index. Eligible and ineligible investments for each of these WisdomTree Indexes are set forth above.

WisdomTree Growth Leaders Index: Eligible securities are weighted in the Index by an average of their equal and market cap weights, with a maximum weight of 9% at the annual reconstitution. In addition, non-U.S. constituents are capped at 12% and Chinese constituents are capped at 5% at the annual reconstitution.

Annual Index Screening/Rebalance Dates. The WisdomTree Indexes, except for the WisdomTree U.S. Multifactor Index, are “rebalanced” or “reconstituted” on an annual basis. The WisdomTree U.S. Multifactor Index is “rebalanced” or “reconstituted” on a quarterly basis. Except as otherwise indicated by the Index provider, new securities are added to the Indexes only during the rebalances. Index rebalance and reconstitution schedules change from time to time. The latest Index calendar is available at www.wisdomtree.com/index. The Indexes are rebalanced in the month following the screening date.

During the screening date, securities are screened to determine whether they comply with WisdomTree’s proprietary Index methodology and are eligible to be included in an Index. This date is sometimes referred to as the “Index measurement date” or the “Screening Point.” Based on this screening, securities that meet Index requirements are added to the applicable Index, and securities that do not meet such requirements are dropped from the applicable Index. An Index methodology may indicate that a certain number of constituents may be eligible for inclusion in the Index based on specific eligibility criteria (e.g., the Index will include the top 100 companies by market capitalization that meet specific eligibility criteria). There may be fewer constituents in the Index than the threshold number noted due to fewer companies meeting the specific eligibility criteria.

The approximate number of components of each Index is disclosed herein as of June 30, 2021.

Name of WisdomTree Index	Approximate Number of Components
WisdomTree U.S. Total Dividend Index	1,193
WisdomTree U.S. High Dividend Index	316
WisdomTree U.S. Dividend ex-Financials Index	94
WisdomTree U.S. LargeCap Dividend Index	299
WisdomTree U.S. MidCap Dividend Index	304
WisdomTree U.S. SmallCap Dividend Index	579
WisdomTree U.S. Quality Dividend Growth Index	298
WisdomTree U.S. SmallCap Quality Dividend Growth Index	215
WisdomTree U.S. LargeCap Index	501
WisdomTree U.S. MidCap Index	460
WisdomTree U.S. SmallCap Index	688
WisdomTree U.S. Multifactor Index	201
WisdomTree International Equity Index	2,035
WisdomTree International High Dividend Index	581
WisdomTree International LargeCap Dividend Index	297
WisdomTree International MidCap Dividend Index	570
WisdomTree International SmallCap Dividend Index	1,152

WisdomTree International Dividend ex-Financials Index	91
WisdomTree International Quality Dividend Growth Index	299
WisdomTree Europe Quality Dividend Growth Index	296
WisdomTree Europe SmallCap Dividend Index	163
WisdomTree Japan SmallCap Dividend Index	813
WisdomTree Japan Hedged Equity Index	456
WisdomTree Japan Hedged SmallCap Equity Index	813
WisdomTree Europe Hedged Equity Index	103
WisdomTree Europe Hedged SmallCap Equity Index	179
WisdomTree Germany Hedged Equity Index	62
WisdomTree International Hedged Quality Dividend Growth Index	299
WisdomTree Global High Dividend Index	641
WisdomTree Global ex-U.S. Quality Dividend Growth Index	300
WisdomTree Global ex-U.S. Real Estate Index	194
WisdomTree Emerging Markets High Dividend Index	495
WisdomTree Emerging Markets SmallCap Dividend Index	937
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	697
WisdomTree India Earnings Index	361
WisdomTree India ex-State-Owned Enterprises Index	108
WisdomTree China ex-State-Owned Enterprises Index	173
WisdomTree Growth Leaders Index	60

Applying the Calculated Volume Factor Adjustment. After applying the initial Index eligibility criteria screens and weighting scheme, each Index component’s “calculated volume factor” is determined. The calculated volume factor is the security’s average daily dollar trading volume for the three months preceding the Index screening date divided by the security’s weight in the Index. If a component security’s calculated volume factor is:

(i)	at least $400 million, the security is included in the Index and its weight in the Index is not reduced.

(ii)

less than $200 million ($100 million for the Japan SmallCap Dividend Index and the Japan SmallCap Equity Index) and the security was not in the Index immediately prior to the Index screening date, the security is deleted from the Index and its weight is allocated pro rata among the remaining component securities. For example, if a security’s weight in the Index is 2%, but its calculated volume factor is only $100 million, the security is deleted from the Index. Accordingly, 2% of the Index’s weight would be reallocated among the other Index components on a pro rata basis.

(iii)

less than $200 million ($100 million for the Japan SmallCap Dividend Index and the Japan SmallCap Equity Index) and the security was in the Index immediately prior to the Index screening date, the security’s weight in the Index will be reduced in the manner described in (iv) below.

(iv)

$200 million or more ($100 million for the Japan SmallCap Dividend Index and the Japan SmallCap Equity Index), but less than $400 million, the security’s weight in the Index will be reduced. The component security’s reduced weight is calculated by dividing its calculated volume factor by $400 million and multiplying this fraction by the company’s weight. For example, if a security’s weight in the Index is 2%, but its calculated volume factor is only $300 million, the security’s weight in the Index is reduced to 1.5% (i.e., the outcome of dividing $300 million by $400 million and multiplying by 2%). The reduction in weight is reallocated pro rata among the other component securities in the Index. Accordingly, 0.5% of the Index’s weight would be reallocated among the other Index components on a pro rata basis.

In response to market conditions and volume factor adjustments, security, country, and sector weights may fluctuate above or below a specified cap between annual Index screening dates.

Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, stock dividends, spin-offs, corporate restructurings and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions. To the extent reasonably practicable, such changes will be announced at least two days prior to their implementation.

For each Index, except the WisdomTree China ex-State-Owned Enterprises Index, WisdomTree India ex-State-Owned Enterprises Index and WisdomTree Growth Leaders Index, should any company achieve a weighting equal to or greater than 24% of the Index, its weighting will be reduced at the close of the current calendar quarter, and other components in the Index will be rebalanced. Should any company achieve a weighting equal to or greater than 20% of the WisdomTree China ex-State-Owned Enterprises Index, its weighting will be reduced at the close of the current calendar quarter to the initial 10% cap, and other components in the Index will be rebalanced. Should exposure to China-domiciled companies achieve a weighting equal to or greater than 5% of the WisdomTree

Growth Leaders Index, the total weight of those companies will be proportionally reduced to 5%. Should exposure to non-U.S.-domiciled companies achieve a weighting equal to or greater than 12% of the WisdomTree Growth Leaders Index, the total weight of companies will be proportionally reduced to 12%. Moreover, for each Index, should the collective weight of Index component securities whose individual current weights equal or exceed 5% of an Index, when added together, exceed 50% of such Index, the weightings in those component securities will be reduced so that their collective weight equals 40% of the Index as of the close of the current calendar quarter, and other components in the Index will be rebalanced.

Index Availability: Although U.S. and European (e.g., Europe and Germany) WisdomTree Indexes are calculated and disseminated throughout each day the Listing Exchange is open for trading, all Global, International and Emerging Markets Funds’ Indexes are calculated only on an end-of-day basis due to differences in time zone and the fact that these markets are not open during the Listing Exchanges’ market hours.

Changes to the Index Methodology. The WisdomTree Indexes are governed by published, rules-based methodologies. Changes to a methodology will be publicly disclosed at www.wisdomtree.com/etfs/index-notices.aspx prior to implementation.

Index Calculation Agent. In order to minimize any potential for conflicts caused by the fact that WisdomTree Investments and its affiliates act as Index provider and investment adviser to the Funds, WisdomTree Investments has retained an unaffiliated third party to calculate each Index (the “Calculation Agent”). The Calculation Agent, using the applicable rules-based methodology, will calculate and disseminate the Indexes on a daily basis. WisdomTree Investments will monitor the results produced by the Calculation Agent to help ensure that the Indexes are being calculated in accordance with the applicable rules-based methodology. In addition, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent non-public information about pending changes to the Indexes from being used or disseminated in an improper manner. Furthermore, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Funds’ portfolio strategies.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in each Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to a Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

Each Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its underlying Index without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days’ prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

Each Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that each Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Concentration

All Index Funds and U.S. ESG Fund. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that each Fund’s underlying Index (as applicable) concentrates in the securities of a particular industry or group of industries.

Active Funds (except U.S. ESG Fund). Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any non-U.S. government, or their respective agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act.

This means that no more than 33 1/3% of the Fund’s total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund’s investment policies.

Non-Fundamental Policies. The following investment policies are not fundamental and may be changed without shareholder approval. Prior to any change in a Fund’s 80% policy, the Fund will provide shareholders with 60 days’ notice.

Each applicable Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund’s name, including investments that are tied economically to the particular country or geographic region suggested by the Fund’s name.

The U.S. Quality Shareholder Yield Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies domiciled in the U.S. or listed on a U.S. exchange.

The Emerging Markets Quality Dividend Growth Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of dividend-paying companies (i.e., companies that paid a dividend within the last year).

The Growth Leaders Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such components securities.

All Funds. Each Fund’s investment in derivatives will be included in its net assets when determining whether the Fund satisfies the 80% test described above and the Fund values those derivatives at market value.

Various factors may be considered in determining whether an investment is tied economically to a particular country or region, including one or more of the following: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

If, subsequent to an investment, the 80% requirement is no longer met, such Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

WisdomTree Investments or its affiliates (the “Selling Shareholder”) may purchase Creation Unit Aggregations through a broker-dealer to “seed” (in whole or in part) funds as they are launched or thereafter, may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions, and because the Selling Shareholder may be deemed an affiliate of such funds, the shares are being registered to permit the resale of these shares from time to time after purchase. The funds will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.

The Selling Shareholder intends to sell all or a portion of the shares owned by it and offered hereby from time to time directly or through one or more broker-dealers, and may also hedge such positions. The shares may be sold on any national securities exchange on which the shares may be listed or quoted at the time of sale, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected in transactions, which may involve crosses or block transactions. The Selling Shareholder may use any one or more of the following methods when selling shares:

∎	ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or directly to one or more purchasers;

∎	privately negotiated transactions;

∎	through the writing or settlement of options or other hedging transactions, whether such options are listed on an options exchange or otherwise; and

∎	any other method permitted pursuant to applicable law.

The Selling Shareholder may also loan or pledge shares to broker-dealers that in turn may sell such shares, to the extent permitted by applicable law. The Selling Shareholder may also enter into options or other transactions with broker-dealers or other financial institutions or the creation of one or more derivative securities which require the delivery to such broker-dealer or other financial institution of shares, which shares such broker-dealer or other financial institution may resell.

The Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(11) of the Securities Act in connection with such sales. In such event, any commissions paid to any such broker-dealer or agent and any profit on the resale of the shares purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act. The Selling Shareholder who may be deemed an “underwriter” within the meaning of Section 2(11) of the Securities Act will be subject to the applicable prospectus delivery requirements of the Securities Act.

The Selling Shareholder has informed the Fund that it is not a registered broker-dealer and does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute the shares. Upon the Fund being notified in writing by the Selling Shareholder that any material arrangement has been entered into with a broker-dealer for the sale of shares through a block trade, special offering, exchange distribution or secondary distribution or a purchase by a broker or dealer, a supplement to this SAI will be filed, if required, pursuant to Rule 497 under the Securities Act, disclosing (i) the name of each Selling Shareholder and of the participating broker-dealer(s), (ii) the number of shares involved, (iii) the price at which such shares were sold, (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable, (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in the Fund’s Prospectus and SAI, and (vi) other facts material to the transaction.

The Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M of the Exchange Act, which may limit the timing of purchases and sales of any of the shares by the Selling Shareholder and any other participating person. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of the shares to engage in market-making activities with respect to the shares. All of the foregoing may affect the marketability of the shares and the ability of any person or entity to engage in market-making activities with respect to the shares. There is a risk that the Selling Shareholder may redeem its investments in the Fund or otherwise sell its shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund and its shares.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board is responsible for overseeing the management and affairs of the Funds and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most ETFs, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisers, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Advisers are responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of a Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objectives, strategies and risks of the Fund. Additionally, the Fund’s Adviser and Sub-Adviser provide the Board periodically with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s CCO and the Fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew any Advisory Agreements and Sub-Advisory Agreements with the Adviser and Sub-Adviser, respectively, the Board meets with the Adviser and Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Funds’ internal controls.

The Board recognizes that not all risks that may affect a Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to a Fund, it may not be made aware of all of the relevant information related to a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Funds’ Adviser, Sub-Adviser and other service providers, each of which has an independent interest in risk management but whose policies and methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, birth years, positions with the Trust, term of office, number of portfolios overseen, and principal occupations and other directorships held during the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. The address of each Trustee and Officer is c/o WisdomTree Asset Management, 245 Park Avenue, 35th Floor, New York, New York 10167.

The Chairman of the Board, Victor Ugolyn, is not an interested person of the Funds as that term is defined in the 1940 Act. The Board is composed of a super-majority (83.3%) of Trustees who are not interested persons of the Funds (i.e., “Independent Trustees”). There is an Audit Committee, Governance, Nominating and Compliance Committee, Contracts Review Committee, and Investment Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meetings, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Committee members and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Funds have determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Funds. The Funds made this determination in consideration of, among other things, the fact that the Independent Trustees of the Funds constitute a super-majority of the Board, the assets under management of the Funds, the number of funds overseen by the Board, the total number of Trustees on the Board, and the fact that an Independent Trustee serves as Chairman of the Board.

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years

Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee, 2005 – present; President, 2005-present	Chief Executive Officer, WisdomTree Investments and WisdomTree Asset Management since 2005; President, WisdomTree Investments and WisdomTree Asset Management from 2012 to 2019.	73	Director, WisdomTree Investments and WisdomTree Asset Management.

Trustees Who Are Not Interested Persons of the Trust

David G. Chrencik* (1948)	Trustee, 2014-present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	73	None

Joel Goldberg**, *** (1945)	Trustee, 2012-present	Attorney, Partner at Stroock & Stroock & Lavan LLP from 2010 to 2018; Attorney, Partner at Willkie Farr & Gallagher LLP from 2006 to 2010.	73	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region).

Toni Massaro*** (1955)	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	73	None

Melinda A. Raso Kirstein**** (1955)	Trustee, 2014-present	Retired since 2004, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	73	Associate Alumnae of Douglass College, Chair of Investment Committee.

Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board, 2006-present	Private Investor, from 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	73	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame (2001-2016).

Officers of the Trust

Jonathan Steinberg***** (1964)	President, 2005- present; Trustee, 2005-present	Chief Executive Officer, WisdomTree Investments and WisdomTree Asset Management since 2005; President, WisdomTree Investments and WisdomTree Asset Management from 2012 to 2019.	73	Director, WisdomTree Investments and WisdomTree Asset Management.

David Castano***** (1971)	Treasurer, 2013-present	Head of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Director of Fund Accounting & Administration, WisdomTree Asset Management, 2011 to 2020.	73	None

Terry Jane Feld***** (1960)	Chief Compliance Officer, 2012-present	Chief Compliance Officer WisdomTree Asset Management since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011.	73	None

Ryan Louvar***** (1972)	Secretary and Chief Legal Officer, 2013-present	General Counsel, WisdomTree Asset Management since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	73	None

Joanne Antico***** (1975)	Assistant Secretary, 2018-present	Assistant General Counsel, WisdomTree Asset Management since 2016; Executive Director and Assistant Secretary, Morgan Stanley Investment Management Inc., 2005 to 2016.	73	None

Clint Martin***** (1977)	Assistant Treasurer, 2015-present	Director of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, 2012 to 2020.	73	None

*	Chair of the Audit Committee.
**	Chair of the Contracts Review Committee.
***	Co-Chair of the Governance, Nominating and Compliance Committee.
****	Chair of the Investment Committee.
*****	Elected by and serves at the pleasure of the Board.
+	As of the date of this SAI.

Audit Committee. Ms. Raso Kirstein and Messrs. Chrencik and Ugolyn, each an Independent Trustee, are members of the Board’s Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent registered public accounting firm, including the resolution of disagreements regarding financial reporting between Trust management and such independent registered public accounting firm. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and to receive reports regarding the Trust’s internal control over financial reporting; (ii) oversee the quality and integrity of the Funds’ financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Independent Trustees’ independent legal counsel assists the Audit Committee in connection with these duties. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended March 31, 2021, the Audit Committee held seven meetings.

Governance, Nominating and Compliance Committee. Ms. Massaro and Messrs. Goldberg and Ugolyn, each an Independent Trustee, are members of the Board’s Governance, Nominating and Compliance Committee. The principal responsibilities of the Governance, Nominating and Compliance Committee are to (i) provide assistance to the Board in fulfilling its responsibility with respect to the oversight of appropriate and effective governance of the Trust; (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board; and (iii) provide assistance to the Board in fulfilling its responsibility with respect to overseeing the CCO and overseeing compliance matters involving the Funds and their service providers as reported to the Board. While the Governance, Nominating and Compliance Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Governance, Nominating and Compliance Committee may consider nominations for the office of Trustee made by Trust shareholders as it deems appropriate. The Governance, Nominating and Compliance Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance, Nominating and Compliance Committee. During the fiscal year ended March 31, 2021, the Governance, Nominating and Compliance Committee held four meetings.

Contracts Review Committee. Ms. Massaro and Messrs. Goldberg and Ugolyn, each an Independent Trustee, are members of the Board’s Contracts Review Committee. The principal responsibilities of the Contracts Review Committee are to provide assistance to the Board in fulfilling its responsibilities under Section 15 of the 1940 Act, and other applicable Sections, rules and interpretative guidance related thereto, with respect to reviewing the performance of, and reasonableness of fees paid to, the Adviser, Sub-Advisers, and core service providers for each series of the Trust, and to make recommendations to the Board regarding the contractual arrangements for such services. On March 12, 2014, the Board created the Contracts Review Committee. The Board has adopted a written charter for the Contracts Review Committee. During the fiscal year ended March 31, 2021, the Contracts Review Committee held five meetings.

Investment Committee. Ms. Raso Kirstein and Messrs. Goldberg and Ugolyn, each an Independent Trustee, are members of the Board’s Investment Committee. The principal responsibilities of the Investment Committee are to support, oversee and organize on behalf of the Board the process for overseeing Fund performance and related matters (it being the intention of the Board that the ultimate oversight of Fund performance shall remain with the full Board), address such other matters that the Board shall determine and provide recommendations to the Board as needed in respect of the foregoing matters. On December 11, 2015, the Board created the Investment Committee. The Board has adopted a written charter for the Investment Committee. During the fiscal year ended March 31, 2021, the Investment Committee held nine meetings.

Individual Trustee Qualifications. The Board has concluded that each of the Trustees is qualified to serve on the Board because of his or her ability to review and understand information about the Trust and the Funds provided by management, to identify and request other information he or she may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise his or her business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees is qualified to serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Board has concluded that Mr. Steinberg is qualified to serve as Trustee of the Funds because of the experience he has gained as President, Chief Executive Officer and director of WisdomTree Investments and the Adviser, his knowledge of and experience in the financial services industry, and the experience he has gained serving as President and Trustee of the Trust since 2005.

The Board has concluded that Mr. Chrencik is qualified to serve as Trustee of the Funds because of the experience he gained as an audit partner of a public accounting firm as well as his experience in and knowledge of the financial services industry, including his service as the chief financial officer of a hedge fund and his prior service as a board member of several other investment funds, and the experience he has gained serving as an Independent Trustee of the Trust since 2014.

The Board has concluded that Mr. Goldberg is qualified to serve as Trustee of the Funds because of the experience he has gained as a member of the staff of the SEC, including his service as Director of the SEC’s Division of Investment Management, his experience as legal counsel for many mutual funds, exchange traded funds, investment advisers, and independent directors as well as the experience he has gained serving as an Independent Trustee of the Trust since 2012.

The Board has concluded that Ms. Massaro is qualified to serve as Trustee of the Funds because of the experience she has gained as a law professor, dean and advisor at various universities, and the experience she has gained serving as Independent Trustee of the Trust since 2006.

The Board has concluded that Ms. Raso Kirstein is qualified to serve as Trustee of the Funds because of her experience in and knowledge of the financial services industry, including her service as a vice president, senior portfolio manager of fixed income management and director of tax exempt fund research of an investment advisory firm, as well as the experience she has gained serving as an Independent Trustee of the Trust since 2014.

The Board has concluded that Mr. Ugolyn is qualified to serve as Trustee of the Funds because of the experience he gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry, his experience as a member of the Board of Directors of The New York Society of Security Analysts, Inc., his service as chairman for another mutual fund family, and the experience he has gained serving as an Independent Trustee and Chairman of the Board of the Trust since 2006.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and each series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust collectively own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Interested Trustee
Jonathan Steinberg	Emerging Markets SmallCap	Over $100,000	Over $100,000
	Dividend Fund U.S. SmallCap Fund	Over $100,000
	Global High Dividend Fund	$50,001-$100,000
	Emerging Markets High Dividend Fund	$1-$10,000
	Emerging Markets Quality Dividend Growth Fund	$1-$10,000
	U.S. High Dividend Fund	$1-$10,000
	U.S. Quality Dividend Growth Fund	$1-$10,000

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees
David G. Chrencik	Emerging Markets ex-State-Owned Enterprises Fund	$10,001-$50,000	Over $100,000
	China ex-State-Owned Enterprises Fund	$50,001-$100,000
Joel H. Goldberg	U.S. SmallCap Quality Dividend Growth Fund	Over $100,000	Over $100,000
	Global ex-U.S. Quality Dividend Growth Fund	Over $100,000
	U.S. Quality Shareholder Yield Fund	Over $100,000
Toni M. Massaro	U.S. Quality Dividend Growth Fund	$50,001-$100,000	Over $100,000
	U.S. LargeCap Dividend Fund	$50,001-$100,000
	U.S. High Dividend Fund	$10,001-$50,000
Melinda A. Raso Kirstein	Japan Hedged Equity Fund	$10,001-$50,000	Over $100,000
	U.S. LargeCap Fund	$50,001-$100,000
	U.S. Total Dividend Fund	$50,001-$100,000
Victor Ugolyn	Emerging Markets ex-State-Owned Enterprises Fund	$50,001-$100,000	$50,001-$100,000

*	These values are based on the Trustees’ ownership as of December 31, 2020.

Board Compensation. The following table sets forth the compensation paid by the Trust to each Trustee for the fiscal year ended March 31, 2021.

Name of Interested Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex*
Jonathan Steinberg	$0	None	None	$0
David G. Chrencik	$345,400.00	None	None	$345,400.00
Joel Goldberg	$361,100.00	None	None	$361,100.00
Toni Massaro	$329,700.00	None	None	$329,700.00
Melinda A. Raso Kirstein	$345,400.00	None	None	$345,400.00
Victor Ugolyn	$471,000.00	None	None	$471,000.00

*	The Trust is the only trust in the “Fund Complex.”

Control Persons and Principal Holders of Securities. Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company participants (“DTC Participants”), as of June 30, 2021, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund is set forth in the table below:

Fund Name	Participant Name	Percentage of Ownership
WisdomTree U.S. Total Dividend Fund	LPL Financial LLC 4707 Executive Drive San Diego, CA 92121	12.03%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	12.02%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	11.39%

	E*Trade Securities LLC 1271 Avenue of the Americas, 14th Floor New York, NY 10020	10.80%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	9.96%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	9.96%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	9.69%

WisdomTree U.S. High Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	19.32%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	13.36%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	9.64%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	9.32%

	Wells Fargo Clearing Services LLC 1 North Jefferson Avenue St. Louis, MO 63103	7.48%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	6.76%

	Pershing LLC 760 Moore Road King of Prussia, PA 19406	6.16%

WisdomTree U.S. Dividend ex-Financials Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	23.36%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	17.62%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	9.31%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	7.95%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	6.46%

WisdomTree U.S. LargeCap Dividend Fund	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	14.65%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	14.49%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	9.95%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	7.63%

	PNC Bank, N.A. The Tower at PNC Plaza 300 Fifth Avenue Pittsburgh, PA 15222-2401	6.94%

	LPL Financial LLC 4707 Executive Drive San Diego, CA 92121	6.38%

	Pershing LLC 760 Moore Road King of Prussia, PA 19406	6.02%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	5.68%

WisdomTree U.S. MidCap Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	15.89%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	14.35%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	12.68%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	7.26%

	American Enterprise Investment Services, Inc. 707 2nd Avenue South Minneapolis, MN 55402	6.56%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	5.65%

WisdomTree U.S. SmallCap Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	26.98%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	15.34%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	8.85%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	6.82%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	5.30%

WisdomTree U.S. Quality Dividend Growth Fund	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	17.30%

	PNC Bank, N.A. The Tower at PNC Plaza 300 Fifth Avenue Pittsburgh, PA 15222-2401	14.13%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	13.27%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	8.73%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	6.51%

	LPL Financial LLC 4707 Executive Drive San Diego, CA 92121	6.30%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	5.64%

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	24.55%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	15.98%

	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	12.18%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	11.22%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	8.33%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	6.97%

	LPL Financial LLC 4707 Executive Drive San Diego, CA 92121	6.08%

WisdomTree U.S. Quality Shareholder Yield Fund	Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	24.21%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	20.22%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	19.92%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	13.29%

WisdomTree U.S. LargeCap Fund	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	37.26%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	11.10%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	9.83%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	9.25%

WisdomTree U.S. MidCap Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	17.88%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	16.68%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	8.48%

	Pershing LLC 760 Moore Road King of Prussia, PA 19406	8.16%

	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	7.00%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	6.94%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	6.00%

	Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	5.19%

WisdomTree U.S. SmallCap Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	20.92%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	12.11%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	9.48%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	8.82%

	LPL Financial LLC 4707 Executive Drive San Diego, CA 92121	8.53%

	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	8.52%

	Pershing LLC 760 Moore Road King of Prussia, PA 19406	7.05%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	6.45%

WisdomTree U.S. Multifactor Fund	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	48.92%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	28.44%

	Goldman, Sachs & Co. LLC 200 West Street New York, NY 10001	6.03%

WisdomTree U.S. ESG Fund	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	32.77%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	17.47%

	Charles Schwab & Co. Inc. 211 Main St. San Francisco, CA 94105-1905	9.80%

	Pershing LLC 760 Moore Road King of Prussia, PA 19406	6.67%

	E*Trade Securities LLC 1271 Avenue of the Americas, 14th Floor New York, NY 10020	5.47%

	LPL Financial LLC 4707 Executive Drive San Diego, CA 92121	5.01%

WisdomTree International Equity Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	24.83%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	14.15%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	12.19%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	8.67%

	Pershing LLC 760 Moore Road King of Prussia, PA 19406	8.39%

	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	6.01%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	5.21%

WisdomTree International High Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	34.87%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	9.06%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	8.84%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	6.79%

	Bank of America, NA/GWIM Trust Operations One One Bryant Park New York, NY 10036	6.41%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	5.45%

WisdomTree International LargeCap Dividend Fund	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	26.23%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	24.86%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	11.46%

	The Huntington National Bank 5555 Cleveland Ave. Columbus, OH 43231	6.67%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	6.20%

	Pershing LLC 760 Moore Road King of Prussia, PA 19406	5.70%

WisdomTree International MidCap Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	31.00%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	15.42%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	9.13%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	6.63%

	American Enterprise Investment Services, Inc. 707 2nd Avenue South Minneapolis, MN 55402	5.48%

WisdomTree International SmallCap Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	39.38%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	17.88%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	13.26%

	Vanguard Marketing Corporation 100 Vanguard Blvd. Malvern, PA 19355	5.19%

WisdomTree International Dividend ex-Financials Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	14.17%

	Brown Brothers Harriman & Co. 525 Washington Blvd. Jersey City, NJ 07310	10.57%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	9.11%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	8.19%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	7.44%

	Wells Fargo Clearing Services, LLC 1 North Jefferson Avenue St. Louis, MO 63103	7.24%

	Citibank, N.A. 390 Greenwich Street, 3rd Floor New York, NY 10013	7.18%

	American Enterprise Investment Services, Inc. 707 2nd Avenue South Minneapolis, MN 55402	6.72%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	5.64%

	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	5.01%

WisdomTree International Quality Dividend Growth Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	19.31%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	13.89%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	9.97%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	9.74%

	LPL Financial LLC 4707 Executive Drive San Diego, CA 92121	9.09%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	8.82%

	Pershing LLC 760 Moore Road King of Prussia, PA 19406	7.65%

WisdomTree International Multifactor Fund	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	66.81%

	J.P. Morgan Securities LLC/JPMC 383 Madison Ave New York, NY 10179	13.82%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	7.55%

	Goldman, Sachs & Co. LLC 200 West Street New York, NY 10001	6.47%

WisdomTree Europe Quality Dividend Growth Fund	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	21.98%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	20.00%

	Pershing LLC 760 Moore Road King of Prussia, PA 19406	11.66%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	9.54%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	7.83%

	BMO Nesbitt Burns Inc./CDS 100 Adelaide Street, West Toronto, ON Canada, M5H 1S3	6.13%

WisdomTree Europe SmallCap Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	15.01%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	11.85%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	10.26%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	9.79%

	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	6.34%

	Interactive Brokers LLC/Retail Two Pickwick Plaza Greenwich, CT 06830	5.99%

WisdomTree Japan SmallCap Dividend Fund	SEI Private Trust Company/C/O GWP 1 Freedom Valley Dr. Oaks, PA 19460	18.27%

	Interactive Brokers LLC/Retail Two Pickwick Plaza Greenwich, CT 06830	11.98%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	11.86%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	8.44%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	7.57%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	5.39%

WisdomTree Japan Hedged Equity Fund	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	12.15%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	11.63%

	Citibank, N.A./S.D. Indeval Institucion Para El Deposito De Valores, S.A. DE C.V. 390 Greenwich Street, 3rd Floor New York, NY 10013	10.52%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	6.46%

	J.P. Morgan Securities LLC/JPMC 383 Madison Ave New York, NY 10179	6.12%

	JPMorgan Chase Bank, National Association 1111 Polaris Parkway Columbus, OH 43240	6.05%

	Citibank, N.A. 390 Greenwich Street, 3rd Floor New York, NY 10013	5.35%

WisdomTree Japan Hedged SmallCap Equity Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	16.48%

	J.P. Morgan Securities LLC/JPMC 383 Madison Ave New York, NY 10179	15.48%

	BOFA Securities, Inc. One Bryant Park New York, NY 10036	11.38%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	9.12%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	7.72%

	Citibank, N.A. 390 Greenwich Street, 3rd Floor New York, NY 10013	7.48%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	5.91%

WisdomTree Europe Hedged Equity Fund	Citibank, N.A./S.D. Indeval Institucion Para El Deposito De Valores, S.A. DE C.V. 390 Greenwich Street, 3rd Floor New York, NY 10013	15.25%

	Goldman, Sachs & Co. LLC 200 West Street New York, NY 10001	12.17%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	9.93%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	7.54%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	5.65%

	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	5.64%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	5.41%

	The Bank of New York Mellon 240 Greenwich Street, 13th Floor East New York, NY 10286	5.30%

WisdomTree Europe Hedged SmallCap Equity Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	31.69%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	12.12%

	J.P. Morgan Securities LLC/JPMC 383 Madison Ave New York, NY 10179	10.64%

	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	7.97%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	5.40%

WisdomTree Germany Hedged Equity Fund	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	17.11%

	Citibank, N.A. 390 Greenwich Street, 3rd Floor New York, NY 10013	8.77%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	8.45%

	J.P. Morgan Securities LLC/JPMC 383 Madison Ave New York, NY 10179	8.27%

	Pershing LLC 760 Moore Road King of Prussia, PA 19406	6.98%

	BOFA Securities, Inc. 1 Bryant Park New York, NY 10036	6.55%

	Brown Brothers Harriman & Co. 525 Washington Blvd. Jersey City, NJ 07310	5.07%

WisdomTree International Hedged Quality Dividend Growth Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	20.93%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	15.29%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	12.74%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	12.73%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	12.13%

	Pershing LLC 760 Moore Road King of Prussia, PA 19406	5.57%

WisdomTree Global High Dividend Fund	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	27.78%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	14.03%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	8.66%

	American Enterprise Investment Services, Inc. 707 2nd Avenue South Minneapolis, MN 55402	6.03%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	5.62%

WisdomTree Global ex-U.S. Quality Dividend Growth Fund	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	17.92%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	14.54%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	14.39%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	10.51%

	LPL Financial LLC 4707 Executive Drive San Diego, CA 92121	8.23%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	6.86%

	American Enterprise Investment Services, Inc. 707 2nd Avenue South Minneapolis, MN 55402	5.15%

WisdomTree Global ex-U.S. Real Estate Fund	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	21.29%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	17.03%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	10.39%

	Pershing LLC 760 Moore Road King of Prussia, PA 19406	6.67%

WisdomTree Emerging Markets High Dividend Fund	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	14.43%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	14.27%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	13.24%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	9.80%

	Wells Fargo Clearing Services, LLC 1 North Jefferson Avenue St. Louis, MO 63103	6.05%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	5.70%

WisdomTree Emerging Markets SmallCap Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	28.23%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	27.61%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	14.95%

WisdomTree Emerging Markets Quality Dividend Growth Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	25.70%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	11.75%

	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	10.38%

	National Bank Financial Inc./CDS** 130 Adelaide Street, West Suite 1400 Toronto, Ontario Canada M5H 3P5	9.01%

	Pershing LLC 760 Moore Road King of Prussia, PA 19406	7.10%

	Fifth Third Bank, National Association 5001 Kingsley Dr., Dept 3385 Cincinnati, OH 45263	5.80%

WisdomTree Emerging Markets Multifactor Fund	J.P. Morgan Securities LLC/JPMC 383 Madison Ave New York, NY 10179	43.06%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	19.73%

	Pershing LLC 760 Moore Road King of Prussia, PA 19406	8.08%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	7.59%

	E*Trade Securities LLC 1271 Avenue of the Americas, 14th Floor New York, NY 10020	6.10%

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	10.99%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	10.49%

	The Bank of New York Mellon 240 Greenwich Street, 13 Fl. East New York, NY 10286	10.09%

	Citibank, N.A./S.D. Indeval Institucion Para El Deposito De Valores, S.A. DE C.V. 390 Greenwich Street, 3rd Floor New York, NY 10013	9.87%

	Brown Brothers Harriman & Co. 525 Washington Blvd. Jersey City, NJ 07310	8.25%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	8.20%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	7.67%

	LPL Financial LLC 4707 Executive Drive San Diego, CA 92121	7.30%

	JPMorgan Chase Bank, National Association 1111 Polaris Parkway Columbus, OH 43240	5.65%

WisdomTree India Earnings Fund	The Bank of New York Mellon 240 Greenwich Street, 13 Fl. East New York, NY 10286	11.89%

	JPMorgan Chase Bank, National Association 1111 Polaris Parkway Columbus, OH 43240	11.71%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	8.39%

	Interactive Brokers LLC/Retail Two Pickwick Plaza Greenwich, CT 06830	8.00%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	6.47%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	5.44%

WisdomTree India ex-State-Owned Enterprises Fund	J.P. Morgan Securities LLC/JPMC 383 Madison Ave New York, NY 10179	19.58%

	Robert W. Baird & Co. Inc. 777 E. Wisconsin Ave. Milwaukee, WI 53202	16.67%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	12.58%

	The Bank of Nova Scotia/Client A 100 Adelaide Street, West Toronto, ON Canada, M5H 1S3	10.83%

	Vanguard Marketing Corporation 100 Vanguard Blvd. Malvern, PA 19355	10.72%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	7.74%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	7.13%

WisdomTree China ex-State-Owned Enterprises Fund	Citibank, N.A./S.D. Indeval Institucion Para El Deposito De Valores, S.A. DE C.V. 390 Greenwich Street, 3rd Floor New York, NY 10013	13.03%

	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	12.38%

	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	11.38%

	Brown Brothers Harriman & Co. 525 Washington Blvd. Jersey City, NJ 07310	9.88%

	Citibank, N.A. 390 Greenwich Street, 3rd Floor New York, NY 10013	7.96%

	Interactive Brokers LLC/Retail Two Pickwick Plaza Greenwich, CT 06830	5.68%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	5.50%

	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	5.34%

WisdomTree Growth Leaders Fund	N/A	N/A

Certain officers, employees, accounts or affiliates of WisdomTree Asset Management (such as WisdomTree Investments, 245 Park Avenue, 35th Floor, New York, NY), including other funds advised by WisdomTree Asset Management or third parties, may from time to time own a substantial amount of a Fund’s shares, including as an initial or seed investor. Such positions may be held for a limited period of time, including to facilitate commencement of a Fund, to facilitate the Funds’ achieving size or scale or in seeking to track model portfolios of ETFs developed and maintained by the Adviser. Such shareholders, individually and/or collectively, could at times be considered to control the Fund (i.e., own greater than 25% of the Fund shares) and may purchase or sell shares, including large blocks of shares, at any given time. There can be no assurance that any such entity or person would not redeem or sell its investment, that the size of a Fund would be maintained at such levels or that a Fund would continue to meet applicable listing requirements, which could negatively impact a Fund and its shares. In addition, such transactions may account for a large percentage of secondary market trading volume and may, therefore, not be sustainable and/or may have a material upward or downward effect on the market price of the shares.

Investment Adviser. WisdomTree Asset Management serves as investment adviser to each Fund pursuant to an investment advisory agreement between the Trust and WisdomTree Asset Management (the “Investment Advisory Agreement”). WisdomTree Asset Management is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 245 Park Avenue, 35th Floor, New York, New York 10167.

Under the Investment Advisory Agreement, WisdomTree Asset Management is responsible for the overall management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. The Adviser also provides proactive oversight of the Sub-Adviser’s daily monitoring of the Sub-Adviser’s buying and selling of securities for each Fund, and regular review of the Sub-Adviser’s performance. In addition, the Adviser arranges for, and oversees, sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Adviser furnishes to the Trust all office facilities, equipment, services and executive and administrative personnel necessary for managing the investment program of the Trust for each Fund, including:

∎	Overseeing the Trust’s insurance program;

∎	Overseeing and coordinating all governance matters for the Trust;

∎	Coordinating meetings of the Board of Trustees;

∎	Devoting time and resources to maintaining an efficient market for each Fund’s shares;

∎	Coordinating with outside counsel on all Trust related legal matters;

∎	Coordinating the preparation of the Trust’s financial statements;

∎	Coordinating all regulatory filings and shareholder reporting;

∎	Overseeing each Fund’s tax status and tax filings;

∎	Maintaining and updating a website for certain required disclosures; and

∎	Providing shareholders with additional information about the Funds.

Each Fund pays WisdomTree Asset Management the Management Fee, based on a percentage of the Fund’s average daily net assets, indicated below.

Name of Fund	Management Fee
U.S. Total Dividend Fund	0.28%
U.S. High Dividend Fund	0.38%
U.S. Dividend ex-Financials Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. MidCap Dividend Fund	0.38%
U.S. SmallCap Dividend Fund	0.38%

U.S. Quality Dividend Growth Fund	0.28%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. Quality Shareholder Yield Fund	0.38%
U.S. LargeCap Fund	0.08%
U.S. MidCap Fund	0.38%
U.S. SmallCap Fund	0.38%
U.S. Multifactor Fund	0.28%
U.S. ESG Fund	0.28%
International Equity Fund	0.48%
International High Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
International Dividend ex-Financials Fund	0.58%
International Quality Dividend Growth Fund	0.42%
International Multifactor Fund	0.38%
Europe Quality Dividend Growth Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Hedged SmallCap Equity Fund	0.58%
Europe Hedged Equity Fund	0.58%
Europe Hedged SmallCap Equity Fund	0.58%
Germany Hedged Equity Fund	0.48%
International Hedged Quality Dividend Growth Fund	0.58%
Global High Dividend Fund	0.58%
Global ex-U.S. Quality Dividend Growth Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%
Emerging Markets High Dividend Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Emerging Markets Quality Dividend Growth Fund	0.32%
Emerging Markets Multifactor Fund	0.48%
Emerging Markets ex-State-Owned Enterprises Fund	0.32%
India Earnings Fund	0.83%
India ex-State-Owned Enterprises Fund	0.58%
China ex-State-Owned Enterprises Fund	0.32%
Growth Leaders Fund	0.20%

Pursuant to an investment advisory agreement on behalf of all Funds, except for the U.S. Multifactor Fund, U.S. Quality Dividend Growth Fund, U.S. SmallCap Quality Dividend Growth Fund, Japan Hedged SmallCap Equity Fund, Emerging Markets Quality Dividend Growth Fund, Germany Hedged Equity Fund, Europe Quality Dividend Growth Fund, International Quality Dividend Growth Fund, International Multifactor Fund, International Hedged Quality Dividend Growth Fund, Europe Hedged SmallCap Equity Fund, Emerging Markets Multifactor Fund, Emerging Markets ex-State-Owned Enterprises Fund and India ex-State-Owned Enterprises Fund, and Growth Leaders Fund, (together, the “New Investment Advisory Agreement Funds”), WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WisdomTree Asset Management. The internal expenses of pooled investment vehicles in which these Funds may invest (acquired fund fees and expenses) are not expenses of such Funds and are not paid by WisdomTree Asset Management.

Pursuant to an investment advisory agreement on behalf of the New Investment Advisory Agreement Funds, WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WisdomTree Asset Management. The internal expenses of pooled investment vehicles in which the New Investment Advisory Agreement Funds may invest (acquired fund fees and expenses) are not expenses of such Funds and are not paid by WisdomTree Asset Management.

Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of the Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The India Portfolio, a wholly-owned subsidiary of the India Earnings Fund through which the Fund invests a portion of its assets, is advised by WisdomTree Asset Management. Compensation for WisdomTree Asset Management in advising the India Earnings Fund (including the India Portfolio) is included in the table below and otherwise as described herein.

For the following periods, the Adviser received the following fees:

		For the Fiscal Year Ended March 31, 2019			For the Fiscal Year Ended March 31, 2020			For the Fiscal Year Ended March 31, 2021
Name	Commencement of Operations	Gross Advisory Fee	Advisory Fee Waived / Expenses Reimbursed	Net Advisory Fee	Gross Advisory Fee	Advisory Fee Waived / Expenses Reimbursed	Net Advisory Fee	Gross Advisory Fee	Advisory Fee Waived / Expenses Reimbursed	Net Advisory Fee
U.S. Total Dividend Fund	6/16/06	$1,694,647	$(1,979)	$1,692,668	$2,042,234	$(1,222)	$2,041012	$2,117,431	$—	$2,117,431
U.S. High Dividend Fund	6/16/06	3,608,729	(10,351)	3,598,378	3,542,142	(7,318)	3,534,824	2,796,186	(2,719)	2,793,467
U.S. Dividend ex-Financials Fund	6/16/06	3,032,755	(5,915)	3,026,840	2,960,212	(6,149)	2,954,063	2,018,359	(1,910)	2,016,449
U.S. LargeCap Dividend Fund	6/16/06	5,514,528	(6,895)	5,507,633	6,119,682	(9,779)	6,109,903	6,647,650	(3,713)	6,643,937
U.S. MidCap Dividend Fund	6/16/06	12,602,713	(27,393)	12,575,320	14,674,394	(30,762)	14,643,632	9,959,709	(17,715)	9,941,994
U.S. SmallCap Dividend Fund	6/16/06	7,869,001	(31,345)	7,837,656	7,776,962	(3,370)	7,773,592	5,600,951	(10,247)	5,590,704
U.S. Quality Dividend Growth Fund	5/22/13	6,579,577	—	6,579,577	8,212,548	—	8,212,548	11,964,520	—	11,964,520
U.S. SmallCap Quality Dividend Growth Fund	7/25/13	423,622	—	423,622	452,583	—	452,583	441,194	—	441,194
U.S. Quality Shareholder Yield Fund	2/23/07	146,999	—	146,999	173,591	—	173,591	224,338	—	224,338
U.S. LargeCap Fund	2/23/07	588,799	(1,118)	587,681	255,957	(186)	255,957	336,942	—	336,942
U.S. MidCap Fund	2/23/07	4,179,065	(6,643)	4,172,422	4,140,944	(6,644)	4,134,300	2,245,985	(2,235)	2,243,750
U.S. SmallCap Fund	2/23/07	2,658,288	(1,520)	2,656,768	2,867,079	(1,105)	2,865,974	1,684,261	(1,573)	1,682,688
U.S. Multifactor Fund	6/29/17	162,383	(72)	162,311	403,330	(160)	403,330	396,872		—396,872
U.S. ESG Fund	2/23/07	220,942	—	220,942	263,732	—	263,732	227,695	—	227,695
International Equity Fund	6/16/06	4,177,781	(2,618)	4,175,163	3,856,480	(1,535)	3,854,945	2,817,407	(708)	2,816,699
International High Dividend Fund	6/16/06	1,713,782	(891)	1,712,891	1,332,186	(963)	1,331,223	1,013,536	(564)	1,012,972
International LargeCap Dividend Fund	6/16/06	1,972,934	(3,848)	1,969,086	1,906,660	(4,269)	1,902,391	1,656,373	(592)	1,655,781
International MidCap Dividend Fund	6/16/06	1,583,525	(897)	1,582,628	1,495,709	—	1,495,709	927,877	—	927,877
International SmallCap Dividend Fund	6/16/06	10,350,505	(46,259)	10,304,246	9,348,316	(24,028)	9,324,288	7,636,857	(9,080)	7,627,777
International Dividend ex-Financials Fund	6/16/06	1,068,282	(1,662)	1,066,620	918,864	(3,008)	915,856	724,440	(2,832)	721,608

International Quality Dividend Growth Fund	4/7/16	283,897	(59,145)	224,752	461,257	(96,095)	365,162	606,328	(36,039)	570,289
International Multifactor Fund	8/10/18	17,495	—	17,495	101,020	(11)	101,009	161,085	—	161,085
Europe Quality Dividend Growth Fund	5/7/14	355,616	—	355,616	229,135	—	229,135	200,680	—	200,680
Europe SmallCap Dividend Fund	6/16/06	5,403,106	(13,255)	5,389,851	3,220,079	(3,688)	3,216,391	1,790,426	(1,990)	1,788,436
Japan SmallCap Dividend Fund	6/16/06	5,632,155	(11,906)	5,620,249	2,606,639	(1,031)	2,605,608	1,274,660	(1,246)	1,273,414
Japan Hedged Equity Fund	6/16/06	24,710,787	—	24,710,787	12,784,816	—	12,784,816	7,635,208	—	7,635,208
Japan Hedged SmallCap Equity Fund	6/28/13	814,121	—	814,121	355,417	—	355,417	189,257	—	189,257
Europe Hedged Equity Fund	12/31/09	28,986,835	—	28,986,835	19,750,8880	—	19,750,880	11,233,077	—	11,233,077
Europe Hedged SmallCap Equity Fund	3/4/15	950,073	—	950,073	537,408	—	537,408	220,289	—	220,289
Germany Hedged Equity Fund	10/17/13	337,783	—	337,783	211,684	—	211,684	147,466	—	147,466
International Hedged Quality Dividend Growth Fund	5/7/14	2,791,301	—	2,791,301	2,970,290	(6,247)	2,964,043	4,603,139	(4,133)	4,599,006
Global High Dividend Fund	6/16/06	568,785	(381)	568,404	520,568	(146)	520,422	404,645	(10)	404,635
Global ex-U.S. Quality Dividend Growth Fund	6/16/06	395,277	(227)	395,050	500,188	(645)	499,543	1,346,011	—	1,346,011

Global ex-U.S. Real Estate Fund	6/5/07	598,553	—	598,553	611,857	—	611,857	433,628	—	433,628
Emerging Markets High Dividend Fund	7/13/07	12,869,261	(8,763)	12,860,498	13,835,280	(5,939)	13,829,341	10,557,139	(2,740)	10,554,399
Emerging Markets SmallCap Dividend Fund	10/30/07	9,154,487	(7,237)	9,147,250	10,068,359	(18,268)	10,050,091	9,938,827	(9,034)	9,929,793
Emerging Markets Quality Dividend Growth Fund	8/1/13	468,072	(230,321)	237,751	436,288	(214,681)	221,607	358,623	(80,551)	278,072
Emerging Markets Multifactor Fund	8/10/18	33,004	(30)	32,974	93,549	—	93,549	38,827	(10)	38,817
Emerging Markets ex-State-Owned Enterprises Fund	12/10/14	1,019,893	(457,193)	562,700	3,079,721	(1,380,565)	1,699,156	8,730,387	(1,026,996)	7,703,391
India Earnings Fund/Portfolio	2/22/08	12,274,486	—	12,274,486	9,517,615	(70)	9,517,545	5,470,595	(98)	5,470,497
India ex-State-Owned Enterprises Fund	4/04/19	N/A	N/A	N/A	10,526	—	10,526	13,635	—	13,635
China ex-State-Owned Enterprises Fund	9/19/12	1,057,704	(520,457)	537,247	937,886	(461,499)	476,387	1,810,933	(248,185)	1,562,748
Growth Leaders Fund	5/22/19	N/A	N/A	N/A	7,947	—	7,947	16,096	—	16,096

The Adviser, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Investment Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to any Fund is terminable without any penalty, by vote of the Board or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by WisdomTree Asset Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Sub-Adviser. Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) serves as sub-adviser to, and is responsible for the day-to-day management of, each Fund. The Sub-Adviser, a registered investment adviser, manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at One Boston Place, 201 Washington Street, Boston, MA 02108. MBC Investments Corporation owns between 80% and 100% of Mellon Investments Corporation (Mellon), with up to 20% owned by certain Mellon employees through authorized employee class restricted shares. MBC Investments Corporation is 100% owned by BNY Mellon IHC, LLC, which is 100% owned by The Bank of New York Mellon. The Sub-Adviser manages each Fund’s portfolio investments and places orders to buy and sell the Fund’s portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to these Funds.

The India Portfolio, a wholly-owned subsidiary of the India Earnings Fund through which the Fund invests a portion of its assets, is sub-advised by the Sub-Adviser. The Sub-Adviser does not receive any additional compensation for sub-advising the India Portfolio.

The Sub-Adviser believes that it may perform sub-advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Sub-Adviser from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms.

The Sub-Advisory Agreement, with respect to the Funds, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance is also approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of a Fund fail to approve that Fund’s Sub-Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder. The Sub-Advisory Agreement is terminable without any penalty, by vote of the Board of or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by WisdomTree Asset Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Funds in the event its shares are no longer listed on a national securities exchange. The Sub-Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Portfolio Managers. Each Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of each Fund’s portfolio are Marlene Walker-Smith, David France, Todd Frysinger, Vlasta Sheremeta and Michael Stoll.

Including the WisdomTree ETFs, as of June 30, 2021, the Sub-Adviser’s Equity Index Strategies Portfolio Management team managed 116 registered investment companies with approximately $131 billion in assets; 107 pooled investment vehicles with approximately $116 billion in assets and 57 other accounts with approximately $147 billion in assets.

Portfolio Manager Fund Ownership

As of March 31, 2021, none of the portfolio managers owned shares of the Funds.

Portfolio Manager Compensation

Mellon’s rewards program is designed to be market-competitive and align its compensation with the goals of our clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes Mellon’s investment personnel to focus on long-term alpha generation.

Mellon’s incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual’s final annual incentive award is tied to the firm’s overall performance, the team’s investment performance, as well as individual performance.

Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of the firm and the product team.

The following factors encompass Mellon’s investment professional rewards program.

∎	Base salary

∎	Annual cash incentive

∎	Long-Term Incentive Plan

–   Deferred cash for investment

–   BNY Mellon restricted stock units and/or

–   Mellon Equity

Awards for selected senior portfolio managers are based on a two-stage model: an opportunity range based on the current level of business and an assessment of long-term business value. A significant portion of the opportunity awarded is structured and based upon the performance of the portfolio manager’s accounts relative to the performance of appropriate peers, with longer-term performance more heavily weighted.

Description of Material Conflicts of Interest

It is the policy of Mellon to make business decisions free from conflicting outside influences. Mellon’s objective is to recognize potential conflicts of interest and work to eliminate or control and disclose such conflicts as they are identified. Mellon’s business decisions are based on its duty to its clients, and not driven by any personal interest or gain. As an asset manager operating in a number of different jurisdictions with a diverse client base in a variety of strategies, conflicts of interest are inherent. Furthermore, as an indirect subsidiary of BNY Mellon, potential conflicts may also arise between Mellon and other BNY Mellon companies.

Mellon will take steps to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client. As such, it has adopted a Code of Ethics and compliance policy manual to address such conflicts. These potential and inherent conflicts include but are not limited to: the allocation of investment opportunities, side by side management, execution of portfolio transactions, brokerage conflicts, compensation conflicts, related party arrangements, personal interests, and other investment and operational conflicts of interest. Mellon’s compliance policies are designed to ensure that all client accounts are treated equitably over time. Additionally, it has structured compensation of investment personnel to reasonably safeguard client accounts from being adversely impacted by any potential or related conflicts.

All material conflicts of interest are presented in greater detail within Part 2A of Mellon’s Form ADV.

Mellon manages numerous accounts with a variety of interests. This necessarily creates potential conflicts of interest for us. For example, Mellon or an affiliate may cause multiple accounts to invest in the same investment. Such accounts may have conflicting interests and objectives in connection with such investment, including differing views on the operations or activities of the portfolio company, the targeted returns for the transaction, and the timeframe for and method of exiting the investment. Conflicts may also arise in cases where multiple Mellon and/or affiliate client accounts are invested in different parts of an issuer’s capital structure. For example, one of Mellon’s client accounts could acquire debt obligations of a company while an affiliate’s client account acquires an equity investment. In negotiating the terms and conditions of any such investments, Mellon may find that the interests of the debt-holding client accounts and the equity-holding client accounts may conflict. If that issuer encounters financial problems, decisions over the terms of the workout could raise conflicts of interest (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, debt holding accounts may be better served by a liquidation of an issuer in which it could be paid in full, while equity holding accounts might prefer a reorganization of the issuer that would have the potential to retain value for the equity holders. As another example, holders of an issuer’s senior securities may be able to act to direct cash flows away from junior security holders, and both the junior and senior security holders may be Mellon client accounts. Any of the foregoing conflicts of interest will be discussed and resolved on a case-by-case basis. Any such discussions will factor in the interests of the relevant parties and applicable laws.

Mellon has a fiduciary duty to manage all client accounts in a fair and equitable manner. To accomplish this, Mellon has adopted various policies and procedures including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading, and purchases of securities from affiliated underwriters. These procedures are intended to help employees identify and mitigate potential side-by-side conflicts of interest such as those described above. Mellon has also developed a conflicts matrix listing potential side-by-side conflicts, the compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest, and the corresponding compliance testing program established with the goal of confirming Mellon’s adherence to such policies and procedures.

Performance Fees. The Portfolio Managers have entered into performance-based fee arrangements for certain client accounts and funds. Most of these arrangements provide for an asset-based management fee, based on the market value of the account at month end, quarter end or based on average market value, plus a performance fee based on the portfolio’s net return in excess of a specified benchmark and/or hurdle rate during a designated period of time. The performance is based on both realized and unrealized gains and losses. Some performance fee calculations include a high water mark, which keeps track of the highest level of performance on which a performance fee has been paid and which must be exceeded in order for an additional performance fee to be assessed. For more detailed information on how performance fees are calculated, please see the applicable private placement memorandum or investment management agreement.

Side-by-Side Management. “Side-by-side management” refers to a Portfolio Manager’s simultaneous management of multiple types of client accounts/investment products. For example, the Portfolio Managers manage separate accounts, managed accounts/wrap-fee programs, and pooled investment vehicles for clients at the same time. The Portfolio Managers’ clients have a variety of investment objectives, policies, strategies, limitations, and restrictions. Side-by-side management gives rise to a variety of potential and actual conflicts of interest for the Portfolio Managers. Below is a discussion of the conflicts that the Portfolio Managers face when engaging in side-by-side management and how they deal with them. Note that certain of the Sub-Adviser’s employees are also officers or employees of one or more the Sub-Adviser’s affiliates (“dual officers”). These dual officers undertake investment management duties for the affiliates of which they are officers. When the Portfolio Managers concurrently manage client accounts/ investment products, and in particular when dual officers or dual employees are involved, this presents the same conflicts as described below. Note that Portfolio Managers manage their accounts consistent with applicable laws, and they follow procedures that are reasonably designed to treat clients fairly and to prevent any client or group of clients from being materially favored or disadvantaged.

Conflicts of Interest Relating to Side-by-Side Management of Discretionary and Non-Discretionary Accounts. In limited circumstances, Portfolio Managers may provide to a third party for which they provide non-discretionary advisory services the same model portfolio used to manage certain of the Portfolio Managers’ clients’ accounts. In those cases where Portfolio Managers are implementing the model results for only a portion of the assets affected (for example, only the assets over which Portfolio Managers have discretionary management authority) and therefore, they cannot apply their internal trade allocation procedures, Portfolio Managers will (i) use reasonable efforts to agree on procedures with such non-discretionary clients designed to prevent one group of clients from receiving preferential trading treatment over another group, or (ii) determine that, due to the nature of the assets to be traded or the market on which they are traded, no client would likely be adversely affected if such procedures are not established.

Conflicts of Interest Relating to Performance-Based Fees When Engaging in Side-by-Side Management. Portfolio Managers manage accounts that are charged a performance-based fee and other accounts that are charged a different type of fee, such as a flat asset-based fee. Portfolio Managers have a financial incentive to favor accounts with performance-based fees because they (and the Sub-Adviser’s employees and supervised persons) may have an opportunity to earn greater fees on such accounts as compared to client accounts without performance-based fees. Thus, Portfolio Managers have an incentive to direct their best investment ideas to client accounts that pay performance-based fees, and to allocate, aggregate, or sequence trades in favor of such accounts. Portfolio Managers also have an incentive to give accounts with performance-based fees better execution and better brokerage commissions.

Conflicts of Interest Relating to Accounts with Different Strategies. Portfolio Managers manage numerous accounts with a variety of strategies, which may present conflicts of interest. For example, a long/short position in two client accounts simultaneously can result in a loss to one client based on a decision to take a gain in the other. Taking concurrent conflicting positions in certain derivative instruments can likewise cause a loss to one client and a gain to another. Portfolio Managers also may face conflicts of interest when they have uncovered option strategies and significant positions in illiquid investments in side-by-side accounts.

Conflicts of Interest Relating to the Management of Multiple Client Accounts. Portfolio Managers perform investment advisory services for various clients. Portfolio Managers may give advice and take action in the performance of their duties with respect to any of their other clients which may differ from the advice given, or the timing or nature of action taken, with respect another client. Portfolio Managers have no obligation to purchase or sell for a client any security or other property which they purchase or sell for their own account or for the account of any other client, if they believe it is undesirable or impractical to take such action. Portfolio Managers may give advice or take action in the performance of their duties with respect to any of their clients which may differ from the advice given, or the timing or nature of action taken, by their affiliates on behalf of their clients.

Conflicts of Interest Relating to Investment in Affiliated Accounts. To the extent permissible under applicable law, the Portfolio Managers may decide to invest some or all of their temporary investments in money market or similar accounts advised or managed by a Sub-Adviser affiliate. In addition, the Portfolio Managers may invest client accounts in affiliated pooled vehicles. The portfolio managers have an incentive to allocate investments to these types of affiliated accounts in order to generate additional fees for themselves or their affiliates. In certain instances, Portfolio Managers may enter into revenue sharing arrangements with affiliates where they may receive a portion of the fee, or bill the full fee to the client and reimburse the affiliate. Portfolio Managers may also enter into wholesale arrangements with affiliates where they receive only a portion of the client fee. For certain accounts with affiliates, some of the fees, such as custody fees, may be waived or rebated.
Conflicts of Interest Relating to the Discretion to Redeem from and Invest in Pooled Investment Vehicles. The Portfolio Manager’s clients may give them discretion to allocate client assets to, and/or redeem client assets from, certain pooled investment vehicles they manage or sub-advise. Sometimes, such discretionary authority is restricted by asset allocation parameters which may limit the

Portfolio Manager’s discretion to allocate to a percentage range of the value of a client’s account. When a client grants Portfolio Managers that discretion, a conflict could arise with respect to such client, and also with respect to other investors in such pooled investment vehicle. The Portfolio Managers may, for example, have an incentive to maintain a larger percentage of a client’s assets in a fund in order for such assets to act as seed capital, to increase the fund’s assets under management and thus, to make investment by other investors more attractive, or to maintain the continuity of a performance record if the client is the sole remaining investor. Likewise, as the manager or sub-adviser, they will have information that investors will not have about the investments held by a fund and about other investors’ intentions to invest or redeem. Such information could potentially be used to favor one investor over another.

Conflicts of Interest Relating to “Proprietary Accounts”. The Portfolio Managers, and the Sub-Adviser’s existing and future employees may from time to time invest in products managed by the Sub-Adviser and they or related persons may establish “seeded” funds or accounts for the purpose of developing new investment strategies and products (collectively, “Proprietary Accounts”). Investment by the Sub-Adviser, or its employees in Proprietary Accounts that invest in the same securities as other client accounts may create conflicts of interest. Portfolio Managers have an incentive to favor these Proprietary Accounts by directing their best investment ideas to these accounts or allocating, aggregating, or sequencing trades in favor of such accounts, to the disadvantage of other accounts. Portfolio Managers also have an incentive to dedicate more time and attention to their Proprietary Accounts and to give them better execution and brokerage commissions than their other client accounts. The Portfolio Managers also may waive fees for Proprietary Accounts or for certain affiliated persons who invest in such Proprietary Accounts.

Valuations. A majority of the Sub-Adviser’s fees are based on the valuations provided by clients’ custodians or pooled accounts’ administrators. However, a conflict of interest may arise in overseeing the valuation of investments in the limited situations where the Sub-Adviser is involved in the determination of the valuation of an investment. In such circumstances, the Sub-Adviser requires, to the extent possible, pricing from an independent third party pricing vendor. If vendor pricing is unavailable, the Sub-Adviser then looks to other observable inputs for the valuations. In the event that a vendor price or other observable inputs are unavailable or deemed unreliable, the Sub-Adviser has established a Securities Pricing Committee to make a reasonable determination of a security’s fair value.

Other Conflicts of Interest. As noted previously, Portfolio Managers manage numerous accounts with a variety of interests. This necessarily creates potential conflicts of interest for the Portfolio Managers. For example, Portfolio Managers may cause multiple accounts to invest in the same investment. Such accounts may have conflicting interests and objectives in connection with such investment, including differing views on the operations or activities of the portfolio company, the targeted returns for the transaction, and the timeframe for and method of exiting the investment. Conflicts may also arise in cases where multiple Sub-Adviser and/or affiliate client accounts are invested in different parts of an issuer’s capital structure. For example, one of the Portfolio Manager’s client accounts could acquire debt obligations of a company while an affiliate’s client account acquires an equity investment. In negotiating the terms and conditions of any such investments, Portfolio Managers may find that the interests of the debt-holding client accounts and the equity-holding client accounts may conflict. If that issuer encounters financial problems, decisions over the terms of the workout could raise conflicts of interest (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, debt holding accounts may be better served by a liquidation of an issuer in which it could be paid in full, while equity holding accounts might prefer a reorganization of the issuer that would have the potential to retain value for the equity holders. As another example, holders of an issuer’s senior securities may be able to act to direct cash flows away from junior security holders, and both the junior and senior security holders may be the Sub-Adviser’s client accounts. Any of the foregoing conflicts of interest will be discussed and resolved on a case-by-case basis. Any such discussions will factor in the interests of the relevant parties and applicable laws.

Addressing Conflicts of Interest. Portfolio Managers have a fiduciary duty to manage all client accounts in a fair and equitable manner. To accomplish this, the Sub-Adviser has adopted various policies and procedures (including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading, and purchases of securities from affiliated underwriters). These procedures are intended to help employees identify and mitigate potential side-by-side conflicts of interest such as those described above. The Sub-Adviser has also developed a conflicts matrix listing potential side-by-side conflicts, the compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest and the corresponding compliance testing program established with the goal of confirming the Sub-Adviser’s adherence to such policies and procedures.

Codes of Ethics. The Trust, the Advisers and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, where applicable. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Funds. Each Code of Ethics is on public file with, and is available from the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and copies of these codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Administrator, Custodian, Transfer Agent and Securities Lending Agent. State Street Bank and Trust Company (“State Street”) serves as administrator, custodian, transfer agent and securities lending agent for the Funds. State Street’s principal address is One Lincoln Street, Boston, Massachusetts 02110. Under the Fund Administration Agreement with the Trust, State Street provides certain administrative, legal, tax, and financial reporting services for the maintenance and operations of the Trust and each Fund. Under the Master Custodian Agreement with the Trust, State Street acts as custodian of assets of the Trust, including securities which the Trust, on behalf of each Fund, desires to be held in places within the United States and securities it desires to be held outside the United States, and provides accounting and other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust and for each Fund. Also, under the Master Custodian Agreement, State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, State Street acts as transfer agent for the authorized and issued shares of beneficial interest for the Funds, and as dividend disbursing agent of the Trust. State Street also provides services for the India Portfolio. As compensation for the foregoing services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. State Street also serves as the Funds’ securities lending agent. As compensation for providing such services, State Street receives a portion of the income earned by the Funds in connection with the lending program. With respect to the foregoing agreements, the Trust has agreed to limitation of liability for State Street and/or to indemnify State Street for certain liabilities.

Securities Lending Activities. State Street serves as securities lending agent to the Trust. As securities lending agent, State Street is responsible for the implementation and administration of the securities lending program pursuant to the Securities Lending Authorization Agreement (“Securities Lending Agreement”). State Street acts as agent to the Trust to lend available securities with any person on its list of approved borrowers, including State Street Bank and Trust Company and any affiliate thereof. State Street determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. State Street ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the applicable Fund’s relevant account on the date such amounts are delivered by the borrower to State Street. State Street receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. State Street marks loaned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of business employing the most recently available pricing information and receives and delivers collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. At the termination of the loan, State Street returns the collateral to the borrower upon the return of the loaned securities to State Street. State Street invests cash collateral in accordance with the Securities Lending Agreement. State Street maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Funds a monthly statement describing the loans made, and the income derived from the loans, during the period. State Street performs compliance monitoring and testing of the securities lending program and, on a monthly basis, State Street will make available to the Trust’s Board of Trustees a statement describing the outstanding loans and income made on such loans during the period.

The dollar amounts of gross and net income from securities lending activities received and the related fees and/or compensation paid by each applicable Fund during the most recent fiscal year were as follows:

		Fees and/or compensation for securities lending activities and related services
Fund Name	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	Administrative fees not included in revenue split	Indemnification fee not included in revenue split	Borrower Rebates	Other fees not included in revenue split (specify)	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
U.S. Total Dividend Fund	$54,177	8,088	n/a	n/a	n/a	—	n/a	$8,088	$46,089
U.S. High Dividend Fund	$100,499	15,056	n/a	n/a	n/a	—	n/a	$15,056	$85,443
U.S. Dividend ex-Financials Fund	$67,660	10,117	n/a	n/a	n/a	—	n/a	$10,117	$57,543
U.S. LargeCap Dividend Fund	$65,601	9,853	n/a	n/a	n/a	—	n/a	$9,853	$55,748
U.S. MidCap Dividend Fund	$950,571	142,111	n/a	n/a	n/a	2,904	n/a	$145,015	$805,556
U.S. SmallCap Dividend Fund	$1,894,802	283,837	n/a	n/a	n/a	955	n/a	$284,792	$1,610,010
U.S. Quality Dividend Growth Fund	$59,635	8,923	n/a	n/a	n/a	—	n/a	$8,923	$50,712

U.S. SmallCap Quality Dividend Growth Fund	$23,008	3,451	n/a	n/a	n/a	—	n/a	$3,451	$19,557
U.S. Quality Shareholder Yield Fund	$2,198	329	n/a	n/a	n/a	—	n/a	$329	$1,869
U.S. LargeCap Fund	$27,644	4,132	n/a	n/a	n/a	—	n/a	$4,132	$23,512
U.S. MidCap Fund	$220,235	32,965	n/a	n/a	n/a	8	n/a	$32,973	$187,262
U.S. SmallCap Fund	$717,332	107,428	n/a	n/a	n/a	2	n/a	$107,430	$609,902
U.S. Multifactor Fund	$15,877	2,266	n/a	n/a	n/a	—	n/a	$2,266	$13,611
U.S. ESG Fund	$2,486	371	n/a	n/a	n/a	—	n/a	$371	$2,115
International Equity Fund	$201,487	30,305	n/a	n/a	n/a	295	n/a	$30,600	$170,887
International High Dividend Fund	$88,841	13,309	n/a	n/a	n/a	114	n/a	$13,423	$75,418
International LargeCap Dividend Fund	$77,208	11,591	n/a	n/a	n/a	143	n/a	$11,734	$65,474
International MidCap Dividend Fund	$95,209	14,300	n/a	n/a	n/a	103	n/a	$14,403	$80,806
International SmallCap Dividend Fund	$1,635,220	245,268	n/a	n/a	n/a	1,365	n/a	$246,633	$1,388,587
International Dividend ex-Financials Fund	$62,879	9,413	n/a	n/a	n/a	89	n/a	$9,502	$53,377
International Quality Dividend Growth Fund	$28,134	4,202	n/a	n/a	n/a	58	n/a	$4,260	$23,874
International Multifactor Fund	$42	—	n/a	n/a	n/a	—	n/a	$—	$42
Europe Quality Dividend Growth Fund	$7,468	1,116	n/a	n/a	n/a	5	n/a	$1,121	$6,347
Europe SmallCap Dividend Fund	$527,184	79,317	n/a	n/a	n/a	118	n/a	$79,435	$447,749
Japan SmallCap Dividend Fund	$150,482	22,432	n/a	n/a	n/a	412	n/a	$22,844	$127,638
Japan Hedged Equity Fund	$291,955	44,024	n/a	n/a	n/a	653	n/a	$44,677	$247,278
Japan Hedged SmallCap Equity Fund	$21,871	3,223	n/a	n/a	n/a	85	n/a	$3,308	$18,563
Europe Hedged Equity Fund	$486,433	72,701	n/a	n/a	n/a	339	n/a	$73,040	$413,393
Europe Hedged SmallCap Equity Fund	$46,788	7,004	n/a	n/a	n/a	9	n/a	$7,013	$39,775
Germany Hedged Equity Fund	$8,183	1,225	n/a	n/a	n/a	4	n/a	$1,229	$6,954
International Hedged Quality Dividend Growth Fund	$186,619	27,963	n/a	n/a	n/a	104	n/a	$28,067	$158,552
Global High Dividend Fund	$15,348	2,289	n/a	n/a	n/a	12	n/a	$2,301	$13,047
Global ex-U.S. Quality Dividend Growth Fund	$64,488	9,725	n/a	n/a	n/a	75	n/a	$9,800	$54,688
Global ex-U.S. Real Estate Fund	$58,766	8,539	n/a	n/a	n/a	48	n/a	$8,587	$50,189

Emerging Markets High Dividend Fund	$1,408,465	225,835	n/a	n/a	n/a	203	n/a	$226,038	$1,182,427
Emerging Markets SmallCap Dividend Fund	$5,301,956	869,442	n/a	n/a	n/a	676	n/a	$870,118	$4,431,838
Emerging Markets Quality Dividend Growth Fund	$13,662	2,166	n/a	n/a	n/a	22	n/a	$2,188	$11,474
Emerging Markets Multifactor Fund	$49	—	n/a	n/a	n/a	—	n/a	$—	$49
Emerging Markets ex-State-Owned Enterprise Fund	$802,645	120,034	n/a	n/a	n/a	288	n/a	$120,322	$682,323
India Earnings Fund[1]	$—	—	n/a	n/a	n/a	—	n/a	$—	$—
India ex-State-Owned Enterprise Fund[1]	$—	—	n/a	n/a	n/a	—	n/a	$—	$—
China ex-State-Owned Enterprises Fund	$616,000	92,307	n/a	n/a	n/a	213	n/a	$92,520	$523,480
Growth Leaders Fund	$2,941	434	n/a	n/a	n/a	—	n/a	$434	$2,507

[1]	No securities lending activity for the fiscal year ended March 31, 2021.

Distributor. Foreside Fund Services, LLC serves as Distributor for the Trust and its principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Unit Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, or any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

Intermediary Compensation. WisdomTree Asset Management or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay or otherwise assist certain broker-dealers, registered investment advisers, banks, other financial intermediaries and platforms (“Intermediaries”) for certain activities and/or services related to the Funds, other WisdomTree Funds and/or model portfolios that include WisdomTree Funds, including for making Funds available such as without a commission or transaction fee (or to otherwise offset such commissions or fees), for participation in activities that are designed to make Intermediaries and investors more knowledgeable about exchange traded products, including the Funds, for other activities, such as marketing and educational training or support (such as through conferences, webinars and printed communications), for data, for platform development and/or access, for technology support, for co-marketing and cross-promotional efforts, or to otherwise facilitate education, relationships and/or investment. Payments made pursuant to such arrangements are expected to vary in any year, can be different for different Intermediaries and third parties, and can be subject to certain minimum payment levels. Any such payments or other consideration are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectuses and they do not change the price paid by investors for the purchase of the Funds’ shares or the amount received by a shareholder as proceeds from the redemption of Fund shares. Information regarding certain Intermediaries receiving such payments can be found by visiting www.wisdomtree.com.

WisdomTree Asset Management periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

WisdomTree Asset Management or its affiliates intend to engage with, and make payments to, other Intermediaries and third parties in the future. Please contact your adviser, broker, other investment professional or other type of Intermediary and ask whether they have any such arrangements with WisdomTree Asset Management or its affiliates and/or to receive more information regarding any payments such firm may receive. Any payments made by WisdomTree Asset Management or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of WisdomTree Funds.

If you have any additional questions, please call 1-866-909-9473.

BROKERAGE TRANSACTIONS

The Sub-Adviser assumes general supervision over placing orders on behalf of each Fund that it sub-advises for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid or foreign securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions. To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, a Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions (see “Creation and Redemption of Creation Unit Aggregations” herein). Such orders may be placed with an Authorized Participant in its capacity as broker-dealer or with an affiliated broker-dealer of such Authorized Participant.

Brokerage Commissions

The table below sets forth the brokerage commissions paid by each Fund for the fiscal years ended March 31, 2019, 2020, and 2021.

Name	Commissions Paid for Fiscal Year Ended March 31, 2019	Commissions Paid for Fiscal Year Ended March 31, 2020	Commissions Paid for Fiscal Year Ended March 31, 2021
U.S. Total Dividend Fund	$14,591	$21,751	$29,553
U.S. High Dividend Fund	42,355	57,289	60,416
U.S. Dividend ex-Financials Fund	45,673	68,093	51,431
U.S. LargeCap Dividend Fund	30,253	40,324	64,796
U.S. MidCap Dividend Fund	167,766	247,676	298,936
U.S. SmallCap Dividend Fund	188,491	439,624	278,498
U.S. Quality Dividend Growth Fund	84,635	163,327	149,410
U.S. SmallCap Quality Dividend Growth Fund	12,109	16,318	20,815
U.S. Quality Shareholder Yield Fund	2,159	4,774	4,650
U.S. LargeCap Fund	2,614	5,879	10,952
U.S. MidCap Fund	95,359	85,148	54,900
U.S. SmallCap Fund	170,212	223,961	114,888
U.S. Multifactor Fund	9,631	25,263	18,872
U.S. ESG Fund	2,161	6,684	4,976
International Equity Fund	118,893	135,509	196,914
International High Dividend Fund	78,280	64,225	73,370
International LargeCap Dividend Fund	57,406	44,442	88,753
International MidCap Dividend Fund	67,571	59,459	70,791
International SmallCap Dividend Fund	777,164	765,304	870,317
International Dividend ex-Financials Fund	87,933	58,284	60,701
International Quality Dividend Growth Fund	35,112	39,303	73,805
International Multifactor Fund	7,829	23,107	22,040
Europe Quality Dividend Growth Fund	18,820	10,841	14,290
Europe SmallCap Dividend Fund	521,562	219,520	230,273
Japan SmallCap Dividend Fund	371,991	149,350	81,908

Japan Hedged Equity Fund	1,164,325	374,230	336,104
Japan Hedged SmallCap Equity Fund	55,318	18,229	11,546
Europe Hedged Equity Fund	1,030,485	712,302	767,046
Europe Hedged SmallCap Equity Fund	71,109	31,622	21,446
Germany Hedged Equity Fund	11,753	11,118	8,495
International Hedged Quality Dividend Growth Fund	300,362	250,144	417,595
Global High Dividend Fund	8,289	42,748	20,437
Global ex-U.S. Quality Dividend Growth Fund	27,346	69,240	180,261
Global ex-U.S. Real Estate Fund	10,380	27,991	33,930
Emerging Markets High Dividend Fund	1,200,968	1,473,653	1,555,760
Emerging Markets SmallCap Dividend Fund	824,877	1,333,654	1,413,353
Emerging Markets Quality Dividend Growth Fund	88,599	69,615	73,532
Emerging Markets Multifactor Fund	25,408	40,680	12,758
Emerging Markets ex-State-Owned Enterprises Fund	138,120	423,601	2,385,254
India Earnings Fund	980,258	695,435	400,879
India ex-State-Owned Enterprises Fund[1]	N/A	3,480	3,483
China ex-State-Owned Enterprises Fund	64,989	68,097	260,348
Growth Leaders Fund[1]	N/A	60	424

[1]	The Fund commenced operations after the fiscal year ended March 31, 2019 and, therefore, did not pay any brokerage commissions for the fiscal year ended March 31, 2019.

The higher brokerage commissions paid during the fiscal year ended March 31, (i) 2019 for the Europe SmallCap Dividend Fund, Japan SmallCap Dividend Fund, Japan Hedged Equity Fund, Europe Hedged Equity Fund and India Earnings Fund; (ii) 2020 for the U.S. SmallCap Dividend Fund and U.S. SmallCap Fund; and (iii) 2021 for the International Equity Fund, International SmallCap Dividend Fund, International Hedged Quality Dividend Growth Fund, Global ex-U.S. Quality Dividend Growth Fund, Emerging Markets High Dividend Fund, Emerging Markets SmallCap Dividend Fund, International Quality Dividend Growth Fund, Emerging Markets ex-State-Owned Enterprises Fund and China ex-State-Owned Enterprises Fund, were caused primarily by an increase in each Fund’s assets and the related increase in brokerage activity along with Fund rebalancing activities.

Affiliated Brokers

During the fiscal year ended March 31, 2021, the Funds did not pay any commissions to any affiliated brokers.

Regular Broker-Dealers

The following table lists each Fund’s acquisitions of securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended March 31, 2021, the name of each such broker or dealer and the value of each Fund’s aggregate holdings of the securities of each issuer as of March 31, 2021.

Name of Fund	Name of Broker or Dealer	Aggregate Value of Holdings as of March 31, 2021
U.S. Total Dividend Fund	JPMorgan Chase & Co.	$20,450,274
	Merrill Lynch & Co., Inc.	12,438,139
	Citigroup, Inc.	7,920,802
	Morgan Stanley	4,478,342
	Goldman Sachs Group, Inc. (The)	3,391,971
	Virtu Financial, Inc.	282,524
U.S. High Dividend Fund	Citigroup, Inc.	23,130,062
	Virtu Financial, Inc.	698,252
U.S. Dividend ex-Financials Fund	None
U.S. LargeCap Dividend Fund	JPMorgan Chase & Co.	74,475,026
	Merrill Lynch & Co., Inc.	44,652,361
	Citigroup, Inc.	27,653,366
	Morgan Stanley	16,899,204
	Goldman Sachs Group, Inc. (The)	12,860,910
U.S. MidCap Dividend Fund	Virtu Financial, Inc.	9,394,053
U.S. SmallCap Dividend Fund	None
U.S. Quality Dividend Growth Fund	None

U.S. SmallCap Quality Dividend Growth Fund	None
U.S. Quality Shareholder Yield Fund	Goldman Sachs Group, Inc. (The)	772,374
	Morgan Stanley	574,684
	Merrill Lynch & Co., Inc.	436,462
	Citigroup, Inc.	408,782
	JPMorgan Chase & Co.	330,187
U.S. LargeCap Fund	JPMorgan Chase & Co.	12,668,733
	Merrill Lynch & Co., Inc.	9,250,740
	Citigroup, Inc.	5,547,624
	Morgan Stanley	4,861,205
	Goldman Sachs Group, Inc. (The)	3,706,872
U.S. MidCap Fund	Virtu Financial, Inc.	3,538,085
U.S. SmallCap Fund	None
U.S. Multifactor Fund	Goldman Sachs Group, Inc. (The)	1,025, 145
U.S. ESG Fund	JPMorgan Chase & Co.	1,436,595
	Citigroup, Inc.	710,840
	Morgan Stanley	580,508
	Goldman Sachs Group, Inc. (The)	545,763
International Equity Fund	UBS Group AG	1,935,959
	Credit Suisse Group AG	424,087
International High Dividend Fund	UBS Group AG	1,053,987
International LargeCap Dividend Fund	UBS Group AG	1,560,362
	Credit Suisse Group AG	335,941
International MidCap Dividend Fund	None
International SmallCap Dividend Fund	None
International Dividend ex-Financials Fund	None
International Quality Dividend Growth Fund	None
International Multifactor Fund	None
Europe Quality Dividend Growth Fund	Credit Suisse Group AG	126,170
Europe SmallCap Dividend Fund	None
Japan SmallCap Dividend Fund	None
Japan Hedged Equity Fund	None
Japan Hedged SmallCap Equity Fund	None
Europe Hedged Equity Fund	None
Europe Hedged SmallCap Equity Fund	None
Germany Hedged Equity Fund	None
International Hedged Quality Dividend Growth Fund	None
Global High Dividend Fund	JPMorgan Chase & Co.	2,419,696
	Citigroup, Inc.	1,615,632
	Royal Bank of Canada	310,959
	Virtu Financial, Inc.	33,286
Global ex-U.S. Quality Dividend Growth Fund	None
Global ex-U.S. Real Estate Fund	None
Emerging Markets High Dividend Fund	None
Emerging Markets SmallCap Dividend Fund	None
Emerging Markets Quality Dividend Growth Fund	None
Emerging Markets Multifactor Fund	None
Emerging Markets ex-State-Owned Enterprises Fund	None
India Earnings Fund	None
India ex-State-Owned Enterprises Fund	None
China ex-State-Owned Enterprises Fund	None
Growth Leaders Fund	None

Portfolio Turnover

Portfolio turnover rates for each Fund are disclosed in each Fund’s Prospectus. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses and may result in a substantial amount of distributions from a Fund to be taxed as ordinary income which may limit the tax efficiency of such Fund. The overall reasonableness of brokerage commissions is evaluated by each Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The table below sets forth the portfolio turnover rates of each Fund for the fiscal years or fiscal year ended March 31, 2020 and 2021.

Name	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2020	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2021
U.S. Total Dividend Fund	16%	22%
U.S. High Dividend Fund	39	43
U.S. Dividend ex-Financials Fund	46	47
U.S. LargeCap Dividend Fund	13	20
U.S. MidCap Dividend Fund	33	57
U.S. SmallCap Dividend Fund	50	53
U.S. Quality Dividend Growth Fund	41	30
U.S. SmallCap Quality Dividend Growth Fund	51	83
U.S. Quality Shareholder Yield Fund	101	59
U.S. LargeCap Fund	22	21
U.S. MidCap Fund	41	50
U.S. SmallCap Fund	55	56
U.S. Multifactor Fund	145	147
U.S. ESG Fund	56	78
International Equity Fund	23	47
International High Dividend Fund	34	57
International LargeCap Dividend Fund	14	38
International MidCap Dividend Fund	33	62
International SmallCap Dividend Fund	50	74
International Dividend ex-Financials Fund	45	61
International Quality Dividend Growth Fund	51	66
International Multifactor Fund	132	123
Europe Quality Dividend Growth Fund	43	61
Europe SmallCap Dividend Fund	50	92
Japan SmallCap Dividend Fund	38	43
Japan Hedged Equity Fund	20	25
Japan Hedged SmallCap Equity Fund	36	41
Europe Hedged Equity Fund	26	55
Europe Hedged SmallCap Equity Fund	49	77
Germany Hedged Equity Fund	41	46
International Hedged Quality Dividend Growth Fund	61	67
Global High Dividend Fund	32	48
Global ex-U.S. Quality Dividend Growth Fund	56	56
Global ex-U.S. Real Estate Fund	21	39
Emerging Markets High Dividend Fund	41	62
Emerging Markets SmallCap Dividend Fund	47	59
Emerging Markets Quality Dividend Growth Fund	55	57
Emerging Markets Multifactor Fund	166	125
Emerging Markets ex-State-Owned Enterprises Fund	19	34
India Earnings Fund	32	23
India ex-State-Owned Enterprises Fund[1]	82	36
China ex-State-Owned Enterprises Fund	22	20
Growth Leaders Fund[2]	9	40

[1]	For the period April 4, 2019 (commencement of operations) through March 31, 2020.
[2]	For the period May 22, 2019 (commencement of operations) through March 31, 2020.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005, and consists of multiple series or “funds”. Each Fund issues shares of beneficial interest, with $0.001 par value. The Board may establish additional funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds within the Trust vote together as a single class except that if the matter being voted on affects only a particular Fund or if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have non-cumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot accurately predict the length of time for which one or more shareholders may remain a control person or persons of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short-sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super-majority of the holders of the Trust or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstances, the Trust may make redemptions in-kind, for cash, or for a combination of cash and securities.

Role of the Depositary Trust Company (“DTC”). DTC acts as Securities Depository for the shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements. The foregoing processes may be conducted by the Trust via a third party.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day, of an order in proper form.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a portfolio of equity securities (the “Deposit Securities”) and/or an amount of cash denominated in U.S. dollars (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Fund or Advisers may permit or require the submission of a basket of securities and other instruments, or cash denominated in U.S. dollars that differs from the composition of the published basket(s). The Fund or Advisers may permit or require the consideration for Creation Unit Aggregations to consist solely of cash. The Fund or Advisers reserve the right to permit or require the substitution of an amount of cash denominated in U.S. dollars (i.e., a “cash in lieu” amount) to be added, at its discretion, to the Cash Component to replace any Deposit Security. For example, cash may be substituted to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust or Advisers reserve the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be prohibited or restricted under applicable securities laws, or in certain other situations at the sole discretion of the Trust.

The portion of the Cash Component that does not serve to replace a Deposit Security is sometimes also referred to as the “Balancing Amount.” The Balancing Amount is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the value of Deposit Securities. If the Balancing Amount is a positive number, the Authorized Participant will deliver the Balancing Amount. If the Balancing Amount is a negative number, the Authorized Participant will receive the Balancing Amount. The Balancing Amount does not include any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities. These are the sole responsibility of the Authorized Participant.

Each Fund, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security and/or applicable Cash Component that may be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described herein, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next or otherwise announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes from time to time based on changes to a Fund’s Underlying Index and various factors.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a (i) “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) DTC Participant. In each case, such entity also must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (a “Participant Agreement”). A Participating Party or DTC Participant that has entered a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. All orders to create Creation Unit Aggregations must be received by the Distributor by the designated closing time, which is no later than the closing time of the regular trading session on the applicable Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) on the date such orders are placed in order to receive that day’s NAV. All orders must be received in proper form. The date on which an order to create Creation Unit Aggregations is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone, online portal or other transmission method acceptable to State Street and the Distributor pursuant to procedures set forth in the Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach State Street and the Distributor or an Authorized Participant. On days when the Listing Exchange or U.S. or non-U.S. markets close earlier than normal, the Fund may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities and/or Cash Component to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust or Advisers, whose determination shall be final and binding.

All orders to create Creation Unit Aggregations through an Authorized Participant shall be placed with an Authorized Participant, in the form required by such Authorized Participant. In addition, the Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, in that case, orders to create Creation Unit Aggregations of a Fund have to be placed by each investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and the Cash Component.

Placement of Creation Orders Using the Clearing Process. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor or State Street to transmit through State Street to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date.” The Settlement Date is typically the second Business Day following the Transmittal Date. Each Fund reserves the right to settle transactions on a basis other than “T” plus two Business Days (i.e., days on which the NYSE is open) (“T+2”). In certain cases, Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

On days when the Listing Exchange or U.S. markets close earlier than normal, the Fund may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities and/or Cash Component to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust or Advisers, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to State Street through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by State Street no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if State Street does not receive both the required Deposit Securities and the Cash Component by the specified time on the Settlement Date, the Trust may cancel or revoke acceptance of such order. Upon written notice to the Distributor, such canceled or revoked order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current NAV of the Funds. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or Advisers, which the Trust or Advisers may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an Additional Cash Deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with State Street the appropriate amount of federal funds by 2:00 p.m., Eastern time (or such other time as specified by the Trust), on the Settlement Date. If the Authorized Participant does not place its purchase order by the closing time or State Street does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with State Street, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount generally between 102%-110%, as directed by the Trust or Advisers, which the Trust or Advisers may change from time to time, of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by the specified time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the Additional Cash Deposit to purchase the missing Deposit Securities. The Trust also requires delivery of Deposit Securities and/or an Additional Cash Deposit prior to settlement date by the Authorized Participant in relation to certain international markets.

The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the Transmittal Date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by State Street or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date. In no event will an Authorized Participant receive or be entitled to interest or other consideration associated with or in relation to the Additional Cash Deposit.

Cash Purchases. When, in the sole discretion of the Trust or Advisers, cash purchases of Creation Unit Aggregations of shares are available or specified for a Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by each Fund. If the Authorized Participant acts as a broker for the Fund in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein. The Trust requires purchases of Creation Units of Shares of the India Earnings Fund to be paid in cash.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor with respect to any Fund. Orders may be rejected and acceptance may be revoked if, for example: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not the same as those disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, State Street, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, State Street or a sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, State Street, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation/Redemption Transaction Fee. Each Fund imposes a “Transaction Fee” or “CU Fee” on Authorized Participants purchasing or redeeming Creation Units. The purpose of the Transaction Fee is to protect the existing shareholders of the Fund from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities. Transaction Fees for each Fund will differ from Transaction Fees for other WisdomTree Funds, depending on the transaction expenses related to each Fund’s portfolio securities, and will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The maximum Transaction Fee, as set forth in the table below for each Fund, may be charged in cases where a Fund permits cash or cash in lieu of Deposit Securities. Authorized Participants purchasing or redeeming through the DTC process generally will pay a higher Transaction Fee than will Authorized Participants doing so through the NSCC process. Also, Authorized Participants who use the services of a broker or other such intermediary may be charged a fee for such services, in addition to the Transaction Fee imposed by a Fund.

The following table sets forth the standard and maximum creation and redemption Transaction Fee for each of the Funds. These fees may be changed by the Trust.

Fund Ticker	Fund Name	CU Fee*	Maximum CU Fee*
DTD	WisdomTree U.S. Total Dividend Fund	2,500	10,000
DHS	WisdomTree U.S. High Dividend Fund	1,000	4,000
DTN	WisdomTree U.S. Dividend ex-Financials Fund	250	1,000
DLN	WisdomTree U.S. LargeCap Dividend Fund	500	2,000
DON	WisdomTree U.S. MidCap Dividend Fund	1,000	4,000
DES	WisdomTree U.S. SmallCap Dividend Fund	1,500	6,000
DGRW	WisdomTree U.S. Quality Dividend Growth Fund	500	2,000
DGRS	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	500	2,000
QSY	WisdomTree U.S. Quality Shareholder Yield Fund	500	2,000
EPS	WisdomTree U.S. LargeCap Fund	1,000	4,000
EZM	WisdomTree U.S. MidCap Fund	1,500	6,000
EES	WisdomTree U.S. SmallCap Fund	2,500	10,000
USMF	WisdomTree U.S. Multifactor Fund	400	1,600
RESP	WisdomTree U.S. ESG Fund	750	3,000
DWM	WisdomTree International Equity Fund	5,500	22,000
DTH	WisdomTree International High Dividend Fund	3,250	13,000
DOL	WisdomTree International LargeCap Dividend Fund	2,500	10,000
DIM	WisdomTree International MidCap Dividend Fund	5,000	20,000
DLS	WisdomTree International SmallCap Dividend Fund	7,000	28,000
DOO	WisdomTree International Dividend ex-Financials Fund	1,500	6,000
IQDG	WisdomTree International Quality Dividend Growth Fund	1,800	7,200
DWMF	WisdomTree International Multifactor Fund	2,000	8,000
EUDG	WisdomTree Europe Quality Dividend Growth Fund	1,800	7,200
DFE	WisdomTree Europe SmallCap Dividend Fund	3,000	12,000
DFJ	WisdomTree Japan SmallCap Dividend Fund	3,000	12,000
DXJ	WisdomTree Japan Hedged Equity Fund	2,100	8,400
DXJS	WisdomTree Japan Hedged SmallCap Equity Fund	5,000	20,000
HEDJ	WisdomTree Europe Hedged Equity Fund	1,000	4,000
EUSC	WisdomTree Europe Hedged SmallCap Equity Fund	2,000	8,000
DXGE	WisdomTree Germany Hedged Equity Fund	750	3,000
IHDG	WisdomTree International Hedged Quality Dividend Growth Fund	1,800	7,200
DEW	WisdomTree Global High Dividend Fund	4,000	16,000
DNL	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	2,500	10,000
DRW	WisdomTree Global ex-U.S. Real Estate Fund	1,500	6,000
DEM	WisdomTree Emerging Markets High Dividend Fund	5,000	20,000
DGS	WisdomTree Emerging Markets SmallCap Dividend Fund	7,000	28,000
DGRE	WisdomTree Emerging Markets Quality Dividend Growth Fund	4,000	16,000
EMMF	WisdomTree Emerging Markets Multifactor Fund	3,750	15,000
XSOE	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	7,000	28,000
EPI	WisdomTree India Earnings Fund	5,000	20,000
IXSE	WisdomTree India ex-State-Owned Enterprises Fund	1,000	4,000
CXSE	WisdomTree China ex-State-Owned Enterprises Fund	1,000	4,000
PLAT	WisdomTree Growth Leaders Fund	175	700

*

Each Fund may charge, either in lieu of or in addition to the Transaction Fees, in the sole discretion of the Trust or as determined by the Adviser, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to any applicable legal limits. The Adviser may pay out of its own resources and not out of Fund assets, such Transaction Fees or variable fees from time to time in its sole discretion. Any such fees and/or payments by the Adviser may impact bid/ask spreads.

Placement of Redemption Orders for Using the Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. The consideration for redemption of Creation Unit Aggregations of a Fund generally consists of (i) a portfolio of securities (the “Fund Securities”) and/or (ii) an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”) as described below. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the second NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to State Street no later than instructed, which is typically one day after Transmittal Date (presuming T+2 settlement); and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within two Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases, Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

If the requisite number of shares of the Fund is not delivered as described above or an Additional Cash Deposit is not made, as applicable, in the sole discretion of the Trust or Advisers, in no event will an Authorized Participant receive or be entitled to interest or other consideration associated with or in relation to the Additional Cash Deposit, the Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

The current procedures for collateralization of missing shares require, among other things, that any Additional Cash Deposit shall be in the form of U.S. dollars in immediately available funds and shall be held by State Street and marked-to-market daily, and that the fees of State Street and any sub-custodians in respect of the delivery, maintenance and redelivery of the Additional Cash Deposit shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by State Street according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received by the Trust.

A Fund or the Advisers may also, in their sole discretion, upon request of an Authorized Participant, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the portfolio securities of an International Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the International Fund is closed or that are otherwise not Business Days for such International Fund, stockholders may not be able to redeem their shares of such International Fund, or to purchase and sell shares of such International Fund on the Listing Exchange for the International Fund, on days when the NAV of such International Fund could be significantly affected by events in the relevant foreign markets.

Cash Redemptions. A Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash, securities or other instruments. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Fund in connection with the sale of Fund Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein. The Trust intends to pay redemptions of Creation Unit Aggregations of shares of the India Earnings Fund in cash.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Funds will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REGULAR HOLIDAYS AND OTHER SETTLEMENT MATTERS

Each Fund generally intends to effect deliveries of Creation Unit Aggregations and portfolio securities on a basis of T+2. Each Fund may effect deliveries of Creation Unit Aggregations and portfolio securities on a basis other than T+2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of security delivery practices and/or dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. New or special holidays, treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices (including lengthening settlement cycles, which may also occur in connection with a security sale and its settlement, with limitations or delays in the settlement itself and/or the convertibility or repatriation of the local proceeds associated therewith), could impede a Fund’s ability to satisfy redemption requests in a timely manner. In addition, other unforeseeable closings or changes in a foreign market due to emergencies may also prevent the Trust from delivering redemption proceeds within the normal settlement period or in a timely manner.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some securities, in certain circumstances.

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Funds is based on the Code, U.S. Treasury regulations promulgated thereunder (“Treasury Regulations”), and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company. Each Fund has elected to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a)	derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more or more voting stock interest, in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c)	distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% qualifying income test described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in clause (a)(i) of the description of the 90% qualifying income test applicable to RICs, above) will be treated as qualifying income. To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Taxation of the Funds. If a Fund qualifies for treatment as a RIC, that Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If, for any taxable year, a Fund were to fail to qualify as a RIC or were to fail to meet the distribution requirement described above, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If a Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.

Each Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income (computed without regard to the dividends paid deduction) and its net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss). Investment income that is retained by a Fund will generally be subject to tax at the regular 21% corporate rate. If a Fund retains any net capital gain, that gain will be subject to tax at the 21% corporate rate, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be deemed to have paid their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax returns to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of that Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so. A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining such Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Fund Distributions. Distributions are generally taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized income and gains must generally be distributed even when a Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by a Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Funds of net short-term capital gains are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the assets that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions from a Fund’s net capital gain that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For individuals, long-term capital gains are subject to tax at reduced maximum tax rates. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

For non-corporate shareholders, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Dividends received by a Fund from an ETF, an underlying fund taxable as a RIC, or from a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund, or REIT, however, dividends received by a Fund from a REIT are generally not treated as qualified dividend income. The trading strategies of certain Funds, particularly the International Equity ETFs, may limit their ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividend income received by a Fund during any taxable year represents 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.

Certain dividends received by a Fund on stock of U.S. corporations (generally, dividends received by a Fund in respect of any share of stock (1) as to which the Fund has met certain holding period requirements and (2) that is held in an unleveraged position) may be eligible for the dividends received deduction generally available to corporate shareholders under the Code, provided such dividends are also appropriately reported as eligible for the dividends received deduction by a Fund. In order to qualify for the dividends received deduction, corporate shareholders must also meet minimum holding period requirements with respect to their Fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Fund shares. The trading strategies of certain Funds, particularly the International Equity ETFs, may significantly limit their ability to distribute dividends eligible for the dividends received deduction for corporations.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

Dividends and distributions from a Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the net investment income tax applicable to certain individuals, estates and trusts.

If a Fund makes distributions in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution to each shareholder will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and will reduce the shareholder’s tax basis in its shares. After the shareholder’s basis has been reduced to zero, any such distributions will result in a capital gain, assuming the shareholder holds his or her shares as capital assets. A reduction in a shareholder’s tax basis in its shares, will reduce any loss or increase any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in a Fund may give rise to a gain or loss. For tax purposes, an exchange of your Fund Shares for shares of a different fund is the same as a sale. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 24%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service (the “IRS”).

Federal Tax Treatment of Certain Fund Investments. Transactions of the Funds in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive-sale, straddle, wash-sale and short-sale rules. These rules could affect a Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund, or defer a Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by a Fund and may require a Fund to sell securities to mitigate the effect of these rules and prevent disqualification of a Fund as a RIC at a time when the Adviser might not otherwise have chosen to do so.

A Fund is required, for federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options under Code Section 1256 (“Section 1256 Contracts”) in addition to the gains and losses actually realized with respect to such contracts during the year. Except as described below under “Certain Foreign Currency Tax Issues,” gain or loss from Section 1256 Contracts that are required to be marked to market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. To the extent a Fund invests in Section 1256 Contracts in a CFC (defined below), the 60% long-term and 40% short-term capital gain or loss character of such investments will not pass through to the Fund and accordingly will not pass through to shareholders of the Fund.

Certain Foreign Currency Tax Issues. The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% income test described above if such gains are not directly related to a fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of the Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of the Fund’s income to be distributed to its shareholders as ordinary income.

A Fund’s gain or loss on foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments generally will be treated under Section 988 of the Code as ordinary income or loss. A Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of the Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

To the extent the Fund invests in forward contracts, such as forward contracts may qualify as so-called “Section 1256 Contracts” (as defined above) if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 Contract would, absent an election out of Section 988 of the Code as described in the preceding paragraph, be subject to Section 988. Accordingly, although such a forward currency contract would be marked to market annually like other Section 1256 Contracts, the resulting gain or loss would be ordinary. If a Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as Section 1256 Contracts, the tax treatment generally applicable to Section 1256 Contracts would apply to those forward currency contracts: that is, the contracts would be marked to market annually and gains and losses with respect to the contracts would be treated as long-term capital gains or losses to the extent of 60% thereof and short-term capital gains or losses to the extent of 40% thereof. If a Fund were to elect out of Section 988 with respect to any of its forward currency contracts that do not qualify as Section 1256 Contracts, such contracts would not be marked to market annually and the Fund would recognize short-term or long-term capital gain or loss depending on the Fund’s holding period therein. A Fund may elect out of Section 988 with respect to some, all or none of its forward currency contracts.

Finally, regulated futures contracts and non-equity options that qualify as Section 1256 Contracts and are entered into by a Fund with respect to foreign currencies or foreign currency denominated debt instruments will be subject to the tax treatment generally applicable to Section 1256 Contracts unless the Fund elects to have Section 988 apply to determine the character of gains and losses from all such regulated futures contracts and non-equity options held or later acquired by the Fund.

Foreign Investments. Income received by a Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that a Fund is eligible for and makes such an election, each shareholder of that Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by a Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments.

If a Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

A Fund may be eligible to treat a PFIC as a qualified electing fund (“QEF”) under the Code in which case, in lieu of the foregoing requirements, such Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the QEF, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. Such amounts included in income each year by a Fund will be “qualifying income”, even if not distributed to the Fund, to the extent such income is derived with respect to such Fund’s business of investing in stock, securities or currencies. In order to make the QEF election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, a Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax at the Fund level, a Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

A U.S. person that owns (directly, indirectly or constructively) 10% or more of the total combined voting power of all classes of stock or 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the Controlled Foreign Corporation (“CFC”) provisions of the Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50% of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.” If a Fund is a “U.S. Shareholder” of a CFC, the Fund will be required to include in its gross income for United States federal income tax purposes the CFCs “subpart F income” (described below), whether or not such income is distributed by the CFC. “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. A

Fund’s recognition of “subpart F income” will increase a Fund’s tax basis in the CFC. Distributions by a CFC to a Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the CFC. “Subpart F income” is generally treated as ordinary income, regardless of the character of the CFC’s underlying income.

In general, each “U.S. Shareholder” is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC. In addition, a “U.S. Shareholder” may in certain circumstances be required to report a disposition of shares in the CFC by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of a Fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Code) 10% or more of the total combined voting power of all classes of voting stock or 10% or more of the total value of shares of all classes of stock of a foreign corporation that is a CFC for an uninterrupted period of thirty (30) days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

Additional Tax Information Concerning REITs. Certain Funds may invest in entities treated as REITs for U.S. federal income tax purposes. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

REITs in which a Fund invests often do not provide complete and final tax information to the Funds until after the time that the Funds issue a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, you will be sent a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by such Fund and which such Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

A Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools” (“TMPs”). Under certain Treasury guidance, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, must generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or TMP interests directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income (see “Taxes – Tax-Exempt Shareholders” below), and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. No Fund intends to invest a substantial portion of its assets in REITs which generate excess inclusion income.

Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if (i) shares in that Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b), (ii) the Fund invests in REITs that hold residual interests in REMICs or (iii) the Fund invests in a REIT that is a TMP or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC. Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available.

A Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Funds.

Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

Unless certain non-U.S. entities that hold Fund Shares comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

In order for a non-U.S. investor to qualify for an exemption from backup withholding, described above, the non-U.S. investor must comply with special certification and filing requirements. Non-U.S. investors in the Funds should consult their tax advisors in this regard. A beneficial holder of shares who is a non-U.S. person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any income or gain effectively connected with a U.S. trade or business will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Creation and Redemption of Creation Units. An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities or non-U.S. currency surrendered and any cash paid for such Creation Units. All or a portion of any gain or loss recognized by an Authorized Participant exchanging a currency other than its functional currency for Creation Units may be treated as ordinary income or loss. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of any securities or non-U.S. currency received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities or non-U.S. currency for Creation Units may not be currently deducted, under the rules governing “wash sales” (for an Authorized Participant that does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. All or some portion of any capital gain or loss realized upon the creation of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if securities exchanged for such Creation Units have been held for more than one year.

A person subject to U.S. federal income tax with the U.S. dollar as its functional currency for U.S. federal income tax purposes who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, or upon the use of the non-U.S. currency to pay expenses or acquire assets, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible.

The Trust on behalf of each Fund has the right to reject an order for Creation Units if the purchaser (or any group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Certain Reporting Treasury Regulations. Under Treasury Regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting Treasury Regulations. The fact that a loss is reportable under these Treasury Regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these Treasury Regulations in light of their individual circumstances.

Cost Basis Reporting. The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating a Fund’s NAV, each Fund generally values: (i) equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded; (ii) unlisted equity securities (including preferred stock) at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price; and (iii) short-term debt securities with remaining maturities of 60 days or less at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. The values of any assets or liabilities of the Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund. In addition, each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

The sale price a Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or other asset and/or from the value used by its index (if applicable), particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. When fair value pricing is employed, the prices of securities used by a

Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, particularly for a Fund holding foreign securities or assets, the value of the securities or other assets in such Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell a Fund’s shares. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investment may also be impacted by technological issues, pricing methodology issues and/or errors by pricing services or other third-party service providers.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

The U.S. Total Dividend Fund, U.S. High Dividend Fund, U.S. Dividend ex-Financials Fund, U.S. LargeCap Dividend Fund, U.S. MidCap Dividend Fund, U.S. SmallCap Dividend Fund, U.S. Quality Dividend Growth Fund, and U.S. SmallCap Quality Dividend Growth Fund intend to pay out dividends on a monthly basis. The remaining Funds, except for the Growth Leaders Fund, intend to pay out dividends, if any, on a quarterly basis but in any event no less frequently than annually. The Growth Leaders Fund intends to pay out dividends on an annual basis. Nonetheless, a Fund might not make a dividend payment every month, quarter or year (as applicable). Each Fund intends to distribute its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights, appearing in the Trust’s Annual Report to Shareholders for the fiscal year ended March 31, 2021 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust’s Annual Reports and Semi-Annual Reports at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com.

MISCELLANEOUS INFORMATION

Counsel. Morgan, Lewis & Bockius LLP, with offices located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm to the Trust.

WIS-SAI-0331-0721

PART C. Other Information

Item 28.	Exhibits

(a)	(1)	Trust Instrument of WisdomTree Trust (the “Trust” or the “Registrant”) dated December 15, 2005 is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A, as filed with the U.S. Securities Exchange Commission (the “SEC”) on March 13, 2006.

	(2)	Schedule A, as last revised June 15, 2021, to the Trust Instrument dated December 15, 2005, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 793 filing, as filed with the SEC on June 15, 2021.

	(3)	Revised Schedule A, reflecting the addition of WisdomTree U.S. Target Floor Strategy Fund, WisdomTree Global Target Floor Strategy Fund, WisdomTree Battery Value Chain Fund, WisdomTree Efficient Gold Plus Bond Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund and WisdomTree Efficient Gold Plus Gold Miners Strategy Fund to the Trust Instrument dated December 15, 2005, to be filed by amendment.

	(4)	Certificate of Trust, as filed with the State of Delaware on December 15, 2005, is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on March 13, 2006.

(b)		Registrant’s By-Laws, as amended June 16, 2016, are incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 563 filing, as filed with the SEC on July 28, 2016.

(c)		Portions of the Registrant’s Trust Instrument and By-Laws defining the rights of holders of shares of the Registrant are incorporated herein by reference to Article II, Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant’s Trust Instrument dated December 15, 2005, filed as Exhibit (a)(1) to the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on March 13, 2006; and to Articles I, V, and VI of the Registrant’s By-Laws, filed as Exhibit (b) to the Registrant’s Initial Registration Statement on Form N-1A, as filed with SEC on March 13, 2006.

(d)	(1)	Investment Advisory Agreement dated November 20, 2012 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 142 filing, as filed with the SEC on December 28, 2012.

	(2)	Revised Schedule A to the Investment Advisory Agreement dated November 20, 2012 between the Registrant and WisdomTree Asset Management, Inc., is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 780 filing, as filed with the SEC on March 30, 2021.

	(3)	Investment Advisory Agreement dated March 26, 2013 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 198 filing, as filed with the SEC on July 29, 2013.

	(4)	Revised Schedule A to the Investment Advisory Agreement dated March 26, 2013 between the Registrant and WisdomTree Asset Management, Inc., reflecting the addition of WisdomTree U.S. Growth & Momentum Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 793 filing, as filed with the SEC on June 15, 2021.

	(5)	Revised Schedule A to the Investment Advisory Agreement dated March 26, 2013 between the Registrant and WisdomTree Asset Management, Inc., reflecting the addition of WisdomTree U.S. Target Floor Strategy Fund, WisdomTree Global Target Floor Strategy Fund, WisdomTree Battery Value Chain Fund, WisdomTree Efficient Gold Plus Bond Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund and WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, to be filed by amendment.

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	(6)	Amended and Restated Sub-Advisory Agreement dated January 1, 2013 between WisdomTree Asset Management, Inc. and Mellon Investments Corporation is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 144 filing, as filed with the SEC on January 11, 2013.

	(7)	Sub-Advisory Agreement dated April 4, 2016 between WisdomTree Asset Management, Inc. and Voya Investment Management Co., LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 541 filing, as filed with the SEC on April 14, 2016.

	(8)	Amended and Restated Appendix A to the Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Interest Rate Hedged High Yield Bond Fund, and Voya Investment Management Co., LLC, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 738 filing, as filed with the SEC on June 1, 2020.

	(9)	Amended and Restated Appendix A to the Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and Mellon Investments Corporation, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 793 filing, as filed with the SEC on June 15, 2021.

	(10)	Amended and Restated Appendix A to the Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree U.S. Target Floor Strategy Fund, and [SUB-ADVISER], to be filed by amendment.

	(11)	Amended and Restated Appendix A to the Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Global Target Floor Strategy Fund, and [SUB-ADVISER], to be filed by amendment.

	(12)	Amended and Restated Appendix A to the Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Battery Value Chain Fund, and [SUB-ADVISER], to be filed by amendment.

	(13)	Amended and Restated Appendix A to the Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Efficient Gold Plus Bond Strategy Fund, and [SUB-ADVISER], to be filed by amendment.

	(14)	Amended and Restated Appendix A to the Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Efficient Gold Plus Equity Strategy Fund, and [SUB-ADVISER], to be filed by amendment.

	(15)	Amended and Restated Appendix A to the Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, and [SUB-ADVISER], to be filed by amendment.

	(16)	Investment Advisory Agreement dated February 19, 2008 between WisdomTree Asset Management, Inc. and WisdomTree India Investment Portfolio, Inc. is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14 filing, as filed with the SEC on April 4, 2008.

	(17)	Form of Sub-Advisory Agreement dated November 20, 2012 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree India Investment Portfolio Inc., and Mellon Investments Corporation is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 142 filing, as filed with the SEC on December 28, 2012.

(e)	(1)	Distribution Agreement dated May 31, 2017 between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 634 filing, as filed with the SEC on July 27, 2018.

	(2)	Exhibit A, as last amended June 15, 2021, to the Distribution Agreement dated May 31, 2017 between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 793 filing, as filed with the SEC on June 15, 2021.

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	(3)	Revised Exhibit A, reflecting the addition of WisdomTree U.S. Target Floor Strategy Fund, WisdomTree Global Target Floor Strategy Fund, WisdomTree Battery Value Chain Fund, WisdomTree Efficient Gold Plus Bond Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund and WisdomTree Efficient Gold Plus Gold Miners Strategy Fund to the Distribution Agreement dated May 31, 2017 between the Registrant and Foreside Fund Services, LLC, to be filed by amendment.

	(4)	Form of Authorized Participant Agreement is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A, as filed with the SEC on March 13, 2006.

(f)		Not applicable.

(g)	(1)	Master Custodian Agreement dated September 27, 2013 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 346 filing, as filed with the SEC on March 31, 2014.

	(2)	Appendix A to the Master Custodian Agreement dated September 27, 2013 between the Registrant and State Street Bank and Trust Company, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 793 filing, as filed with the SEC on June 15, 2021.

	(3)	Revised Appendix A, reflecting the addition of the WisdomTree U.S. Target Floor Strategy Fund, WisdomTree Global Target Floor Strategy Fund, WisdomTree Battery Value Chain Fund, WisdomTree Efficient Gold Plus Bond Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund and WisdomTree Efficient Gold Plus Gold Miners Strategy Fund to the Master Custodian Agreement dated September 27, 2013 between the Registrant and State Street Bank and Trust Company, to be filed by amendment.

(h)	(1)	Administration Agreement dated September 27, 2013 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 346 filing, as filed with the SEC on March 31, 2014.

	(2)	Transfer Agency and Service Agreement dated September 27, 2013 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 346 filing, as filed with the SEC on March 31, 2014.

	(3)	Schedule A to the Administration Agreement and Transfer Agency and Service Agreement, each dated September 27, 2013, between the Registrant and State Street Bank and Trust Company, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 793 filing, as filed with the SEC on June 15, 2021.

	(4)	Revised Schedule A, reflecting the addition of the WisdomTree U.S. Target Floor Strategy Fund, WisdomTree Global Target Floor Strategy Fund, WisdomTree Battery Value Chain Fund, WisdomTree Efficient Gold Plus Bond Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund and WisdomTree Efficient Gold Plus Gold Miners Strategy Fund to the Administration Agreement and Transfer Agency and Service Agreement, each dated September 27, 2013, between the Registrant and State Street Bank and Trust Company, to be filed by amendment.

	(5)	License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc. is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 filing, as filed with the SEC on September 29, 2006.

	(6)	Exhibit A, as last revised May 26, 2021 to the License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc., is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 789 filing, as filed with the SEC on May 26, 2021.

	(7)	Securities Lending Authorization Agreement dated September 27, 2013 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 346 filing, as filed with the SEC on March 31, 2014.

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(8)	Twenty-Fourth Amendment and revised Schedule B dated June 15, 2021 to the Securities Lending Authorization Agreement dated September 27, 2013 between the Registrant and State Street Bank and Trust Company, reflecting the addition of the WisdomTree U.S. Growth & Momentum Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 793 filing, as filed with the SEC on June 15, 2021.

(9)	Amendment and revised Schedule B to the Securities Lending Authorization Agreement dated September 27, 2013 between the Registrant and State Street Bank and Trust Company, reflecting the addition of the WisdomTree U.S. Target Floor Strategy Fund, WisdomTree Global Target Floor Strategy Fund, WisdomTree Battery Value Chain Fund, WisdomTree Efficient Gold Plus Bond Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund and WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, to be filed by amendment.

(10)	Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 filing, as filed with the SEC on October 15, 2009.

(11)	Revised Exhibit C to the Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc., is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 793 filing, as filed with the SEC on June 15, 2021.

(12)	Revised Exhibit C, reflecting the addition of WisdomTree U.S. Target Floor Strategy Fund, WisdomTree Global Target Floor Strategy Fund, WisdomTree Battery Value Chain Fund, WisdomTree Efficient Gold Plus Bond Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund and WisdomTree Efficient Gold Plus Gold Miners Strategy Fund to the Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc., to be filed by amendment.

(13)	Fund Services Agreement dated June 15, 2009 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 131 filing, as filed with the SEC on September 10, 2012.

(14)	Revised Exhibit A to the Fund Services Agreement dated June 15, 2009 between the Registrant and WisdomTree Asset Management, Inc., is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 793 filing, as filed with the SEC on June 15, 2021.

(15)	Revised Exhibit A, reflecting the addition of WisdomTree U.S. Target Floor Strategy Fund, WisdomTree Global Target Floor Strategy Fund, WisdomTree Battery Value Chain Fund, WisdomTree Efficient Gold Plus Bond Strategy Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund and WisdomTree Efficient Gold Plus Gold Miners Strategy Fund to the Fund Services Agreement dated June 15, 2009 between the Registrant and WisdomTree Asset Management, Inc., to be filed by amendment.

(16)	WisdomTree Rules-Based Methodology (U.S. Dividend Indexes, Core Equity Indexes, U.S. Multifactor Index, International Dividend Indexes, Emerging Markets Dividend Indexes, Ex-State-Owned Enterprises Indexes, India Index, Global Dividend Index, Global Ex-U.S. Quality Index, Growth Leaders Index and Team8 Cybersecurity Index), dated April 2021, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 787 filing, as filed with the SEC on May 7, 2021.

(17)	WisdomTree Index Methodology (U.S. High Yield Corporate Bond Index Family), dated March 2020 is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 738 filing, as filed with the SEC on June 1, 2020.

(18)	WisdomTree Index Methodology (U.S. Corporate Bond Index Family: U.S. Corporate Bond Index and U.S. Short-term Corporate Bond Index) dated September 2019, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 721 filing, as filed with the SEC on October 28, 2019.

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	(19)	WisdomTree Rules-Based Methodology (WisdomTree BioRevolution Index), is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 789 filing, as filed with the SEC on May 26, 2021.

	(20)	WisdomTree Rules-Based Methodology (WisdomTree Battery Solutions Index), to be filed by amendment.

	(21)	Form of Investing Fund Investment Agreement is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 780 filing, as filed with the SEC on March 30, 2021.

(i)	(1)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree CBOE S&P 500 Put Write Strategy Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 433 filing, as filed with the SEC on June 24, 2015.

	(2)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 501 filing, as filed with the SEC on January 5, 2016.

	(3)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Dynamic Currency Hedged International Equity Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 502 filing, as filed with the SEC on January 5, 2016.

	(4)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Emerging Markets ESG Fund (f/k/a WisdomTree Emerging Markets Dividend Fund), is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 540 filing, as filed with the SEC on April 4, 2016.

	(5)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree U.S. Corporate Bond Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 541 filing, as filed with the SEC on April 14, 2016.

	(6)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree U.S. Short-Term Corporate Bond Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 542 filing, as filed with the SEC on April 14, 2016.

	(7)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree U.S. High Yield Corporate Bond Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 543 filing, as filed with the SEC on April 14, 2016.

	(8)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree U.S. Short-Term High Yield Corporate Bond Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 544 filing, as filed with the SEC on April 14, 2016.

	(9)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree International ESG Fund (f/k/a WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund), is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 571 filing, as filed with the SEC on October 28, 2016.

	(10)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 587 filing, as filed with the SEC on May 11, 2017.

	(11)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree U.S. Efficient Core Fund (f/k/a WisdomTree 90/60 U.S. Balanced Fund), is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 625, as filed with the SEC on July 2, 2018.

6

(12)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Mortgage Plus Bond Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 696 filing, as filed with the SEC on April 18, 2019.

(13)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Cloud Computing Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 716 filing, as filed with the SEC on August 29, 2019.

(14)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree International Equity, Fixed Income, Alternative and Asset Allocation Funds is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 721 filing, as filed with the SEC on October 28, 2019.

(15)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Currency Income Funds, WisdomTree Fixed Income Funds and WisdomTree Alternative Funds, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 725 filing, as filed with the SEC on December 19, 2019.

(16)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Enhanced Commodity Strategy Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 746 filing, as filed with the SEC on September 1, 2020.

(17)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree International Equity, Fixed Income, Asset Allocation, Thematic and ESG ETFs, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 753 filing, as filed with the SEC on October 28, 2020.

(18)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Currency Strategy Funds, WisdomTree Fixed Income Funds and WisdomTree Alternative Funds, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 765 filing, as filed with the SEC on December 23, 2020.

(19)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Cybersecurity Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 769 filing, as filed with the SEC on January 15, 2021.

(20)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Alternative Income Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 780 filing, as filed with the SEC on March 30, 2021.

(21)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree International Efficient Core Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 787 filing, as filed with the SEC on May 7, 2021.

(22)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Emerging Markets Efficient Core Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 788 filing, as filed with the SEC on May 7, 2021.

(23)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree BioRevolution Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 789 filing, as filed with the SEC on May 26, 2021.

(24)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree U.S. Growth & Momentum Fund, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 793 filing, as filed with the SEC on June 15, 2021.

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	(25)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree U.S. Equity Funds and WisdomTree International Equity Funds, is filed herewith.

	(26)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree U.S. Target Floor Strategy Fund, to be filed by amendment.

	(27)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Global Target Floor Strategy Fund, to be filed by amendment.

	(28)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Battery Value Chain Fund, to be filed by amendment.

	(29)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Efficient Gold Plus Bond Strategy Fund, to be filed by amendment.

	(30)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Efficient Gold Plus Equity Strategy Fund, to be filed by amendment.

	(31)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, to be filed by amendment.

(j)		Consent of independent registered public accounting firm, Ernst & Young, LLP, is filed herewith.

(k)		Not applicable.

(l)		Form of Letter of Representations between the Registrant and The Depository Trust Company is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 2 filing, as filed with the SEC on June 9, 2006.

(m)		Not applicable.

(n)		Not applicable.

(o)		Not applicable.

(p)	(1)	Code of Ethics of the Registrant is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 filing, as filed with the SEC on October 15, 2009.

	(2)	Code of Ethics of WisdomTree Asset Management, Inc. is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 124 filing, as filed with the SEC on July 27, 2012.

	(3)	Code of Ethics of Mellon Investments Corporation is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 634 filing, as filed with the SEC on July 27, 2018.

	(4)	Code of Ethics of Voya Investment Management Co., LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 541 filing, as filed with the SEC on April 14, 2016.

	(5)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree U.S. Target Floor Strategy Fund, to be filed by amendment.

	(6)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Global Target Floor Strategy Fund, to be filed by amendment.

	(7)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Battery Value Chain Fund, to be filed by amendment.

	(8)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Efficient Gold Plus Bond Strategy Fund, to be filed by amendment.

8

	(9)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Efficient Gold Plus Equity Strategy Fund, to be filed by amendment.

	(10)	Code of Ethics of [SUB-ADVISER], sub-adviser to the WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, to be filed by amendment.

(q)	(1)	Powers of Attorney dated June 13, 2017 for David Castano, David Chrencik, Joel Goldberg, Melinda Raso Kirstein, Toni Massaro, Jonathan Steinberg and Victor Ugolyn are incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 596 filing, as filed with the SEC on July 28, 2017.

	(2)

Secretary’s Certificate related to certain signatory authority is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 222 filing, as filed with the SEC on September 24, 2013.

EX-101.INS XBRL Instance Document—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

EX-101.SCH XBRL Taxonomy Extension Schema Document

EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase

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EX-101.LAB XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase

Item 29.	Persons Controlled by or Under Common Control with the Registrant

As of the date of this Registration Statement, the Registrant, through the WisdomTree Managed Futures Strategy Fund, owns 100% of the WisdomTree Managed Futures Portfolio I. WisdomTree Managed Futures Portfolio I is an exempted company organized under Cayman Islands law.

As of the date of this Registration Statement, the Registrant, through the WisdomTree India Earnings Fund, owns 100% of the WisdomTree India Investment Portfolio, Inc., an exempted company organized under the laws of the Republic of Mauritius.

As of the date of this Registration Statement, the Registrant, through the WisdomTree Enhanced Commodity Strategy Fund, owns 100% of the WisdomTree Enhanced Commodity Strategy Portfolio I. WisdomTree Enhanced Commodity Strategy Portfolio I is an exempted company organized under Cayman Islands law.

Item 30.	Indemnification

Reference is made to Article IX of the Registrant’s Trust Instrument included as Exhibit (a)(1) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 1. Limitation of Liability.

All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

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Section 2. Indemnification.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i) every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

(ii) as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who has been adjudicated by a court or body before which the proceeding was brought:

(A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or

(B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

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Reference is made to Article VI of the Registrant’s By-Laws included as Exhibit (b) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 6.2. Limitation of Liability.

The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. (“WTAM”), 245 Park Avenue, 35th Floor, New York, NY 10167, a wholly-owned subsidiary of WisdomTree Investments, Inc., is a registered investment adviser and serves as investment adviser for each series of the Trust. The description of WTAM under the caption of “Management-Investment Adviser” in the Prospectus and under the caption “Management of the Trust” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Each of the directors and officers of WTAM will also generally have substantial responsibilities (as noted below) as directors and/or officers of WisdomTree Investments, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167. To the knowledge of the Registrant, except as set forth below or otherwise disclosed in the Prospectus or Statement of Additional Information as noted above, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name	Position with WTAM	Principal Business(es) During Last Two Fiscal Years
Jonathan Steinberg	Chief Executive Officer and Director	Dual officer/director of WisdomTree Investments, Inc.

Peter M. Ziemba	Senior Advisor to the Chief Executive Officer, Chief Administrative Officer, and Director	Dual officer of WisdomTree Investments, Inc.

Bryan Edmiston	Chief Financial Officer and Treasurer	Dual officer of WisdomTree Investments, Inc.

Marci Frankenthaler	Chief Legal Officer and Secretary	Dual officer of WisdomTree Investments, Inc.

Stuart Bell	Chief Operating Officer and Director	None

R. Jarrett Lilien	President	President and Chief Operating Officer of WisdomTree Investments, Inc.

Jeremy Schwartz	Global Head of Research	None

William Peck	Head of Strategy and Emerging Technologies	Dual officer of WisdomTree Investments, Inc.

Terry Feld	Chief Compliance Officer	None

Ryan Louvar	General Counsel	None

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WTAM, with the approval of the Trust’s Board of Trustees, selects the sub-adviser for each of the Trust’s series, as applicable. Voya Investment Management Co., LLC serves as sub-adviser for the WisdomTree U.S. Corporate Bond Fund, WisdomTree U.S. Short-Term Corporate Bond Fund, WisdomTree U.S. High Yield Corporate Bond Fund, WisdomTree U.S. Short-Term High Yield Corporate Bond Fund, WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund, WisdomTree Emerging Markets Corporate Bond Fund, WisdomTree Mortgage Plus Bond Fund and WisdomTree Interest Rate Hedged High Yield Bond Fund. Mellon Investments Corporation serves as sub-adviser for each other series of the Trust. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of the sub-advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Mellon Investments Corporation

Name	Position Held with Mellon Investments Corporation	Principal Business(es) During the Last Two Fiscal Years
Stephanie Pierce	Chief Executive Officer	Dual Officer of The Bank of New York Mellon

Jennifer Cassedy	Chief Compliance Officer	Dual Officer of The Bank of New York Mellon

Parker Webb Wertz	Chief Financial Officer	The Bank of New York Mellon

Michael Anthony Germano	Chief Operations Officer & Director	Dual Officer of The Bank of New York Mellon

Hanneke Smits	Director	The Bank of New York Mellon; Newton

Christina Sujin King	Director	The Bank of New York Mellon

Voya Investment Management Co., LLC

Name	Position Held with Voya Investment Management Co., LLC	Principal Business(es) During the Last Two Fiscal Years*
Huey Paul Falgout	Managing Director — Head of IM Legal	Managing Director — Head of IM Legal

Dina Santoro	Senior Managing Director, Head of Product Marketing and Strategy	Senior Managing Director, Head of Product Marketing and Strategy

Charles Milton Shaffer	Head of Distribution and Senior Managing Director	Head of Distribution and Senior Managing Director

Daniel Allen Norman	Senior Managing Director, Group Head — Senior Loan	Senior Managing Director, Group Head — Senior Loan

Christine Lynn Hurtsellers	Director, Chairwoman and Chief Executive Officer	Chief Investment Officer of Fixed Income & Proprietary Investments and Senior Managing Director of VIM; Chief Investment Officer of Fixed Income & Proprietary Investments and Senior Managing Director of VAAM.

Michael Bruce Pytosh	Chief Investment Officer of Equities and Senior Managing Director	Chief Investment Officer of Equities and Senior Managing Director

Paul Zemsky	Senior Managing Director	Senior Managing Director of VIM and VAAM.

Deborah Ann Hammalian	Chief Compliance Officer, Managing Director	Managing Director and Chief Compliance Officer of VIM and VAAM.

Amir Sahibzada	Chief Risk Officer and Managing Director	Chief Risk Officer of VIM and VAAM.

Michael Allyn Bell	Chief Financial Officer and Managing Director	Chief Financial Officer and Managing Director of VIM and VAAM.

Matthew Toms	Chief Investment Officer of Fixed Income & Proprietary Investments and Senior Managing Director	Managing Director and Head of U.S. Public Investments

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Name	Position Held with Voya Investment Management Co., LLC	Principal Business(es) During the Last Two Fiscal Years*
Jeffery Alan Bakalar	Senior Managing Director, Group Head and Chief Investment Officer — Senior Loan	Senior Managing Director, Group Head and Chief Investment Officer — Senior Loan

*	Voya Investment Management LLC (“VIM”), Voya Alternative Asset Management LLC (“VAAM”).

Item 32.	Foreside Fund Services, LLC

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1. ABS Long/Short Strategies Fund

2. Absolute Shares Trust

3. AdvisorShares Trust

4. AGF Investments Trust (f/k/a FQF Trust)

5. AIM ETF Products Trust

6. AlphaCentric Prime Meridian Income Fund

7. American Century ETF Trust

8. American Customer Satisfaction ETF, Series of ETF Series Solutions

9. Amplify ETF Trust

10. ARK ETF Trust

11. ASYMmetric ETFs Trust

12. Bluestone Community Development Fund (f/k/a The 504 Fund)

13. Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust

14. Bridgeway Funds, Inc.

15. Brinker Capital Destinations Trust

16. Cabot Equity Growth ETF, Series of Listed Funds Trust

17. Calamos Convertible and High Income Fund

18. Calamos Convertible Opportunities and Income Fund

19. Calamos Global Total Return Fund

20. Carlyle Tactical Private Credit Fund

21. Center Coast Brookfield MLP & Energy Infrastructure Fund

22. Changebridge Capital Long/Short ETF, Series of Listed Funds Trust

23. Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust

24. Cliffwater Corporate Lending Fund

25. CornerCap Group of Funds

26. Davis Fundamental ETF Trust

27. Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions

28. Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions

29. Defiance Next Gen H2 ETF, Series of ETF Series Solutions

30. Defiance Next Gen SPAC Derived ETF, Series of ETF Series Solutions

31. Defiance Quantum ETF, Series of ETF Series Solutions

32. Direxion Shares ETF Trust

33. Eaton Vance NextShares Trust

34. Eaton Vance NextShares Trust II

35. EIP Investment Trust

36. Ellington Income Opportunities Fund

37. EntrepreneurShares Series Trust

38. Esoterica Thematic ETF Trust

39. ETF Opportunities Trust

40. Evanston Alternative Opportunities Fund

41. Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)

42. Fiera Capital Series Trust

43. FlexShares Trust

44. Forum Funds

45. Forum Funds II

46. Friess Small Cap Growth Fund, Series of Managed Portfolio Series

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47. Guinness Atkinson Funds

48. Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

49. Infinity Core Alternative Fund

50. Innovator ETFs Trust

51. Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)

52. Ironwood Institutional Multi-Strategy Fund LLC

53. Ironwood Multi-Strategy Fund LLC

54. IVA Fiduciary Trust

55. John Hancock Exchange-Traded Fund Trust

56. Mairs & Power Funds Trust

57. Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

58. Manor Investment Funds

59. Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

60. Morgan Creek—Exos SPAC Originated ETF, Series of Listed Funds Trust

61. Morningstar Funds Trust

62. OSI ETF Trust

63. Overlay Shares Core Bond ETF, Series of Listed Funds Trust

64. Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

65. Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

66. Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

67. Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

68. Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

69. Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

70. Pacific Global ETF Trust

71. Palmer Square Opportunistic Income Fund

72. Partners Group Private Income Opportunities, LLC

73. PENN Capital Funds Trust

74. Performance Trust Mutual Funds, Series of Trust for Professional Managers

75. Plan Investment Fund, Inc.

76. PMC Funds, Series of Trust for Professional Managers

77. Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions

78. Quaker Investment Trust

79. Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

80. Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

81. Renaissance Capital Greenwich Funds

82. Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions

83. RMB Investors Trust (f/k/a Burnham Investors Trust)

84. Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

85. Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

86. Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust

87. Roundhill MVP ETF, Series of Listed Funds Trust

88. Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

89. Roundhill Streaming Services & Technology ETF, Series of Listed Funds Trust

90. Salient MF Trust

91. Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust

92. Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust

93. Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

94. SharesPost 100 Fund

95. Six Circles Trust

96. Sound Shore Fund, Inc.

97. Strategy Shares

98. Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

99. Syntax ETF Trust

100. The Chartwell Funds

101. The Community Development Fund

102. The Relative Value Fund

103. The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

104. Third Avenue Trust

105. Third Avenue Variable Series Trust

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106. Tidal ETF Trust

107. TIFF Investment Program

108. Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

109. Timothy Plan International ETF, Series of The Timothy Plan

110. Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

111. Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

112. Transamerica ETF Trust

113. Trend Aggregation Aggressive Growth ETF, Series of Collaborative Investment Series Trust

114. Trend Aggregation Conservative ETF, Series of Collaborative Investment Series Trust

115. Trend Aggregation Dividend Stock ETF, Series of Collaborative Investment Series Trust

116. Trend Aggregation ESG ETF, Series of Collaborative Investment Series Trust

117. Trend Aggregation US ETF, Series of Collaborative Investment Series Trust

118. TrueShares AI & Deep Learning ETF, Series of Listed Funds Trust

119. TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust

120. TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust

121. TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

122. TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

123. TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust

124. TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust

125. TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust

126. TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

127. TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust

128. TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust

129. TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust

130. TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust

131. U.S. Global Investors Funds

132. Variant Alternative Income Fund

133. VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

134. VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

135. VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II

136. VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II

137. VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

138. VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II

139. VictoryShares Protect America ETF, Series of Victory Portfolios II

140. VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II

141. VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

142. VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II

143. VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

144. VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

145. VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

146. VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

147. VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

148. VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

149. VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II

150. VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II

151. VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

152. VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II

153. VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II

154. VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II

155. West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)

156. WisdomTree Trust

157. WST Investment Trust

158. XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

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Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records

(a)

The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at its offices at 245 Park Avenue, 35th Floor, New York, NY 10167.

(b)	WTAM maintains all Records relating to its services as investment adviser to the Registrant at 245 Park Avenue, 35th Floor, New York, New York 10167.

(c)	Mellon Investments Corporation maintains all Records relating to its services as sub-adviser at 50 Fremont Street, Suite 3900, San Francisco, California 94105.

(d)	Voya Investment Management Co., LLC maintains all Records relating to its services as sub-adviser at 230 Park Avenue New York, New York 10169.

(e)	Foreside Fund Services, LLC maintains all Records relating to its services as Distributor of the Registrant at Three Canal Plaza, Suite 100, Portland, Maine 04101.

(f)

State Street Bank and Trust Company maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at 1200 Crown Colony Drive, Quincy, Massachusetts 02189.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 802 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 28th day of July, 2021.

WISDOMTREE TRUST (Registrant)

By:	/s/ Jonathan Steinberg
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 802 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg Jonathan Steinberg	President (Principal Executive Officer) and Trustee	July 28, 2021

/s/ David Castano* David Castano	Treasurer (Principal Financial and Accounting Officer)	July 28, 2021

/s/ David Chrencik* David Chrencik	Trustee	July 28, 2021

/s/ Joel Goldberg* Joel Goldberg	Trustee	July 28, 2021

/s/ Toni Massaro* Toni Massaro	Trustee	July 28, 2021

/s/ Melinda Raso Kirstein* Melinda Raso Kirstein	Trustee	July 28, 2021

/s/ Victor Ugolyn* Victor Ugolyn	Trustee	July 28, 2021

*By:	/s/ Ryan Louvar
Ryan Louvar
(Attorney-in-Fact)

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Exhibit Index

Exhibit Number	Exhibit

(i)(25)	Opinion of counsel, Morgan, Lewis & Bockius LLP, relating to the WisdomTree U.S. Equity Funds and WisdomTree International Equity Funds.

(j)	Consent of independent registered public accounting firm, Ernst & Young, LLP.

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